AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 173.4%
COMMON STOCKS - 93.8%
Australia - 2.6%
AGL Energy Ltd. (2)(a) 77,502 756,755
Ansell Ltd. (2)(a) 6,481 172,411
Aurizon Holdings Ltd. (2)(a) 23,877 73,455
Beach Energy Ltd. (2)(a) 108,099 103,685
BlueScope Steel Ltd. (2)(a) 67,115 618,385
Boral Ltd. (2)(a) 19,530 64,538
carsales.com Ltd. (2)(a) 1,172 17,557
Coca-Cola Amatil Ltd. (2)(a) 31,355 214,622
Crown Resorts Ltd. (2)(a) 3,971 25,226
Flight Centre Travel Group Ltd. (2)
(a) 13,624 136,892
Fortescue Metals Group Ltd. (2)(a) 86,614 1,017,543
Harvey Norman Holdings Ltd. (2)(a) 133,971 436,042
Iluka Resources Ltd. (2)(a) 32,521 212,929
JB Hi-Fi Ltd. (2)(a) 10,723 364,582
Lendlease Corp. Ltd. (2) 14,157 113,093
Qube Holdings Ltd. (2)(a) 16,371 29,799
Sonic Healthcare Ltd. (2)(a) 1,696 40,275
Star Entertainment Grp Ltd. (The)
(2)(a) 44,717 98,644
Tabcorp Holdings Ltd. (2)(a) 21,608 52,035
Telstra Corp. Ltd. (2)(a) 169,168 338,717
Treasury Wine Estates Ltd. (2)(a) 2,630 16,898
Wesfarmers Ltd. (2)(a) 2,904 92,824
Worley Ltd. (2)(a) 29,432 205,133
5,202,040
—
Austria - 0.1%
ams AG (2)*(a) 6,095 137,792
Belgium - 0.5%
Ageas SA/NV (2)(a) 13,298 544,143
Colruyt SA (2)*(a) 1,085 70,413
Galapagos NV (2)*(a) 133 18,855
Proximus SADP (2)(a) 10,337 188,578
Solvay SA (2)(a) 2,674 230,051
1,052,040
—
Canada - 5.0%
Alamos Gold, Inc., Class A (a) 10,560 93,026
Alimentation Couche-Tard, Inc.,
Class B (a) 14,482 504,322
Atco Ltd., Class I (a) 5,365 155,082
Bank of Montreal (a) 746 43,610
Canadian Imperial Bank of
Commerce (a) 5,542 414,251
Canadian National Railway Co. (a) 165 17,572
Canadian Pacific Railway Ltd. (a) 259 78,786
Canadian Tire Corp. Ltd., Class A
(a) 5,792 583,398
Canadian Utilities Ltd., Class A (a) 5,031 119,999
CGI, Inc. *(a) 7,128 483,819
CI Financial Corp. (a) 18,193 230,768
Cogeco Communications, Inc. (a) 2,783 228,212
Empire Co. Ltd., Class A (a) 13,783 400,070
Equinox Gold Corp. *(a) 8,325 97,220
Genworth MI Canada, Inc. (a) 708 18,360
Gibson Energy, Inc. (a) 4,588 74,356
INVESTMENTS SHARES VALUE ($)
Canada - 5.0% (continued)
Hydro One Ltd. (a)(b) 27,619 585,339
iA Financial Corp., Inc. (a) 4,720 164,299
IGM Financial, Inc. (a) 5,368 123,078
Imperial Oil Ltd. (a) 9,029 108,086
Intact Financial Corp. (a) 1,160 124,211
Keyera Corp. (a) 11,186 168,855
Kinross Gold Corp. *(a) 55,597 490,605
Linamar Corp. (a) 4,361 129,728
Loblaw Cos. Ltd. (a) 4,544 237,958
Magna International, Inc. (a) 13,510 618,200
Manulife Financial Corp. (a) 28,915 402,167
Metro, Inc. (a) 1,489 71,445
National Bank of Canada (a) 10,266 509,927
Northland Power, Inc. (a) 11,906 360,162
Quebecor, Inc., Class B (a) 11,903 297,765
Ritchie Bros Auctioneers, Inc. (a) 1,683 99,813
Seven Generations Energy Ltd.,
Class A * 21,197 57,149
Shaw Communications, Inc., Class
B (a) 7,781 141,999
SSR Mining, Inc. *(a) 3,220 60,093
Stantec , Inc. (a) 7,096 215,457
Sun Life Financial, Inc. (a) 1,272 51,833
Teck Resources Ltd., Class B (a) 24,523 341,449
TFI International, Inc. (a) 4,300 179,808
Thomson Reuters Corp. (a) 1,934 154,337
TMX Group Ltd. (a) 1,854 190,670
Toromont Industries Ltd. (a) 356 21,303
Tourmaline Oil Corp. (a) 28,159 344,070
Yamana Gold, Inc. (a) 27,172 154,476
9,947,133
—
China - 0.2%
Wilmar International Ltd. (2) 55,100 178,901
Yangzijiang Shipbuilding Holdings
Ltd. (2) 309,000 225,720
404,621
—
Denmark - 1.4%
Carlsberg A/S, Class B (2)(a) 1,848 248,967
Coloplast A/S, Class B (2)(a) 1,371 217,289
Genmab A/S (2)*(a) 184 66,775
GN Store Nord A/S (2)(a) 332 25,012
Novo Nordisk A/S, Class B (2)(a) 8,502 589,057
Orsted A/S (2)(a)(b) 2,450 337,560
Pandora A/S (2)(a) 9,249 667,202
ROCKWOOL International A/S,
Class B (2)(a) 652 250,170
Vestas Wind Systems A/S (2)(a) 1,993 322,082
2,724,114
—
Finland - 0.7%
Fortum OYJ (2)(a) 6,110 123,533
Kesko OYJ, Class B (2)(a) 17,224 443,776
Kone OYJ, Class B (2)(a) 486 42,673
Neste OYJ (2)(a) 8,594 452,557
Orion OYJ, Class B (2)(a) 2,957 133,972
UPM- Kymmene OYJ (2)(a) 1,718 52,291

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Finland - 0.7% (continued)
Valmet OYJ (2)(a) 4,506 111,150
1,359,952
—
France - 2.3%
Arkema SA (2)(a) 338 35,836
Atos SE (2)*(a) 362 29,089
AXA SA (2)(a) 30,109 557,257
BNP Paribas SA (2)*(a) 10,228 369,993
Carrefour SA (2)(a) 4,511 72,082
Cie de Saint-Gobain (2)*(a) 11,409 477,891
CNP Assurances (2)*(a) 11,934 149,667
Credit Agricole SA (2)*(a) 7,874 68,700
Electricite de France SA (2)(a) 41,949 443,127
Engie SA (2)*(a) 44,691 597,228
Eutelsat Communications SA (2)(a) 10,994 107,078
Peugeot SA (2)*(a) 56,041 1,016,272
Rexel SA (2)*(a) 4,882 61,211
Rubis SCA (2)(a) 4,765 190,775
Sanofi (2)(a) 287 28,761
Societe BIC SA (2)(a) 1,864 97,698
Sodexo SA (2)(a) 376 26,803
Suez SA (2)(a)(c) 8,772 162,081
4,491,549
—
Germany - 2.6%
Aurubis AG (2)(a) 2,884 196,199
Bayer AG (Registered) (2)(a) 3,136 193,472
Bayerische Motoren Werke AG (2)
(a) 3,807 276,301
Beiersdorf AG (2)(a) 1,308 148,507
Brenntag AG (2)(a) 1,050 66,761
Deutsche Post AG (Registered) (2)
(a) 10,932 496,046
Freenet AG (2)(a) 2,380 48,083
Hannover Rueck SE (2)(a) 4,159 643,857
HeidelbergCement AG (2)(a) 2,982 182,218
HelloFresh SE (2)*(a) 5,755 319,828
Henkel AG & Co. KGaA
(Preference) (2)(a) 9,145 956,442
HUGO BOSS AG (2)(a) 1,520 37,994
Merck KGaA (2)(a) 803 117,071
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 610 155,073
ProSiebenSat.1 Media SE (2)*(a) 35,844 469,742
Siemens Healthineers AG (2)(a)(b) 1,667 74,829
Software AG (2)(a) 818 40,339
TUI AG (2)(a) 27,865 104,574
Uniper SE (2)(a) 771 24,887
Volkswagen AG (Preference) (2)(a) 3,194 513,951
5,066,174
—
Italy - 2.4%
A2A SpA (2)(a) 203,838 296,077
Assicurazioni Generali SpA (2)(a) 49,788 701,733
Banco BPM SpA (2)(a) 62,127 105,087
BPER Banca (2)*(a) 22,309 51,965
Buzzi Unicem SpA (2)(a) 5,573 129,481
DiaSorin SpA (2)(a) 1,153 231,974
Enel SpA (2)(a) 123,116 1,068,145
INVESTMENTS SHARES VALUE ($)
Italy - 2.4% (continued)
Hera SpA (2)(a) 80,628 297,300
Italgas SpA (2)(a) 29,620 186,809
Leonardo SpA (2)(a) 27,957 163,287
Poste Italiane SpA (2)(a)(b) 85,012 753,359
Prysmian SpA (2)(a) 5,230 151,815
Terna Rete Elettrica Nazionale SpA
(2)(a) 36,656 256,475
Unipol Gruppo SpA (2)*(a) 77,959 340,679
4,734,186
—
Ivory Coast - 0.0% (d)
Endeavour Mining Corp. * 3,117 77,600
Japan - 18.5%
AEON Financial Service Co. Ltd.
(2)(a) 10,500 95,716
AGC, Inc. (2)(a) 19,400 570,155
Alfresa Holdings Corp. (2)(a) 4,600 100,753
Amada Co. Ltd. (2)(a) 11,900 111,322
Asahi Kasei Corp. (2)(a) 2,900 25,299
Astellas Pharma, Inc. (2)(a) 12,600 187,823
Bandai Namco Holdings, Inc. (2)(a) 5,900 432,293
Bridgestone Corp. (2)(a) 15,800 499,425
Brother Industries Ltd. (2)(a) 15,900 252,928
Canon Marketing Japan, Inc. (2)(a) 1,900 38,136
Central Japan Railway Co. (2)(a) 200 28,668
Chiba Bank Ltd. (The) (2)(a) 32,600 179,878
Chubu Electric Power Co., Inc. (2)
(a) 60,100 731,024
Chugoku Electric Power Co., Inc.
(The) (2)(a) 7,300 91,271
Concordia Financial Group Ltd. (2)
(a) 30,600 106,432
Daicel Corp. (2)(a) 2,600 18,740
Dai-ichi Life Holdings, Inc. (2)(a) 1,800 25,399
Daiwa Securities Group, Inc. (2)(a) 4,800 20,188
DeNA Co. Ltd. (2)(a) 8,500 156,432
Electric Power Development Co.
Ltd. (2)(a) 4,300 66,324
ENEOS Holdings, Inc. (2)(a) 172,500 615,457
Fujitsu Ltd. (2)(a) 5,300 724,074
Fukuoka Financial Group, Inc. (2)
(a) 24,700 415,156
GungHo Online Entertainment, Inc.
(2)(a) 21,490 462,905
Haseko Corp. (2)(a) 38,800 511,073
Hino Motors Ltd. (2)(a) 2,700 17,520
Hitachi Capital Corp. (2)(a) 1,900 44,675
Hitachi Ltd. (2)(a) 18,300 619,628
Honda Motor Co. Ltd. (2)(a) 21,100 501,068
Idemitsu Kosan Co. Ltd. (2)(a) 15,200 324,532
Iida Group Holdings Co. Ltd. (2)(a) 7,200 145,726
Isuzu Motors Ltd. (2)(a) 35,900 313,973
ITOCHU Corp. (2)(a) 48,400 1,239,322
Japan Post Bank Co. Ltd. (2)(a) 2,900 22,619
Japan Post Holdings Co. Ltd. (2)(a) 52,600 358,682
Japan Post Insurance Co. Ltd. (2)
(a) 16,400 258,223
Japan Tobacco, Inc. (2)(a) 1,300 23,717
Justsystems Corp. (2)(a) 1,100 77,914

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 18.5% (continued)
Kajima Corp. (2)(a) 56,600 681,929
Kaken Pharmaceutical Co. Ltd. (2)
(a) 2,900 132,894
Kamigumi Co. Ltd. (2)(a) 13,100 258,140
Kaneka Corp. (2)(a) 2,900 81,243
Kansai Electric Power Co., Inc.
(The) (2)(a) 2,100 20,353
KDDI Corp. (2)(a) 38,100 958,274
Kinden Corp. (2)(a) 10,400 183,677
Komatsu Ltd. (2)(a) 1,300 28,552
Konami Holdings Corp. (2)(a) 6,400 276,854
K's Holdings Corp. (2)(a) 3,300 44,675
Kyocera Corp. (2)(a) 2,700 154,593
Kyushu Railway Co. (2)(a) 5,500 117,593
Mabuchi Motor Co. Ltd. (2)(a) 7,900 306,683
Marubeni Corp. (2)(a) 124,200 705,134
Maruichi Steel Tube Ltd. (2)(a) 1,600 40,057
Mebuki Financial Group, Inc. (2)(a) 49,900 113,233
Medipal Holdings Corp. (2)(a) 13,300 266,696
Mitsubishi Chemical Holdings Corp.
(2)(a) 45,100 260,334
Mitsubishi Corp. (2)(a) 4,400 105,316
Mitsubishi Electric Corp. (2)(a) 22,100 299,880
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 8,200 152,548
Mitsubishi Logistics Corp. (2)(a) 700 19,970
Mitsubishi Materials Corp. (2)(a) 6,900 135,977
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 63,800 254,618
Mitsubishi UFJ Lease & Finance
Co. Ltd. (2)(a) 24,400 113,371
Mitsui & Co. Ltd. (2)(a) 51,800 890,070
Mitsui Chemicals, Inc. (2)(a) 13,800 333,542
Mizuho Financial Group, Inc. (2) 19,880 248,136
MS&AD Insurance Group Holdings,
Inc. (2)(a) 23,900 643,943
Nexon Co. Ltd. (2)(a) 39,500 985,278
NGK Insulators Ltd. (2)(a) 3,900 55,686
Nippo Corp. (2)(a) 1,500 41,486
Nippon Express Co. Ltd. (2)(a) 3,900 227,577
Nippon Telegraph & Telephone
Corp. (2)(a) 49,800 1,016,750
Nomura Holdings, Inc. (2)(a) 65,000 297,046
Nomura Research Institute Ltd. (2)
(a) 900 26,500
NS Solutions Corp. (2)(a) 2,800 86,276
NSK Ltd. (2)(a) 4,000 30,617
Obayashi Corp. (2)(a) 82,200 750,428
Oji Holdings Corp. (2)(a) 45,900 210,914
ORIX Corp. (2)(a) 32,800 409,681
Osaka Gas Co. Ltd. (2)(a) 22,800 443,895
Otsuka Holdings Co. Ltd. (2)(a) 1,200 50,838
Panasonic Corp. (2)(a) 13,100 111,587
Resona Holdings, Inc. (2)(a) 286,100 974,694
Rohto Pharmaceutical Co. Ltd. (2)
(a) 1,400 46,033
Sankyo Co. Ltd. (2)(a) 10,700 280,185
Sankyu, Inc. (2)(a) 5,700 225,098
Sawai Pharmaceutical Co. Ltd. (2)
(a) 3,300 166,505
INVESTMENTS SHARES VALUE ($)
Japan - 18.5% (continued)
Sega Sammy Holdings, Inc. (2)(a) 3,200 39,002
Seino Holdings Co. Ltd. (2)(a) 6,900 100,108
Sekisui Chemical Co. Ltd. (2)(a) 4,400 70,379
Sekisui House Ltd. (2)(a) 35,000 620,225
SG Holdings Co. Ltd. (2)(a) 2,500 130,084
Shikoku Electric Power Co., Inc.
(2)(a) 8,000 61,004
Shimizu Corp. (2)(a) 74,700 562,353
Shinsei Bank Ltd. (2)(a) 39,700 490,187
Shionogi & Co. Ltd. (2)(a) 800 42,819
Shizuoka Bank Ltd. (The) (2)(a) 16,500 113,951
Showa Denko KK (2)(a) 20,200 370,768
SoftBank Corp. (2)(a) 20,100 224,604
Sojitz Corp. (2)(a) 216,300 490,876
Sompo Holdings, Inc. (2)(a) 8,300 286,542
Subaru Corp. (2)(a) 20,100 390,198
Sumitomo Corp. (2)(a) 60,100 724,475
Sumitomo Dainippon Pharma Co.
Ltd. (2)(a) 12,300 162,082
Sumitomo Electric Industries Ltd.
(2)(a) 7,200 81,053
Sumitomo Heavy Industries Ltd.
(2)(a) 13,000 302,456
Sumitomo Metal Mining Co. Ltd.
(2)(a) 9,300 288,433
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 28,400 794,087
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 16,600 441,623
Sumitomo Rubber Industries Ltd.
(2)(a) 15,900 147,697
Suzuken Co. Ltd. (2)(a) 2,300 87,731
Taiheiyo Cement Corp. (2)(a) 13,500 344,703
Taisei Corp. (2)(a) 7,100 240,314
TBS Holdings, Inc. (2)(a) 1,600 27,646
Teijin Ltd. (2)(a) 27,500 426,481
TIS, Inc. (2)(a) 1,300 27,612
Toho Gas Co. Ltd. (2)(a) 800 39,585
Tohoku Electric Power Co., Inc. (2)
(a) 17,000 170,376
Tokio Marine Holdings, Inc. (2)(a) 2,400 105,011
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 272,000 748,046
Tokyo Electron Ltd. (2)(a) 300 78,376
Tokyo Gas Co. Ltd. (2)(a) 35,000 798,718
Toppan Printing Co. Ltd. (2)(a) 27,300 385,883
Tosoh Corp. (2)(a) 34,200 555,271
Toyo Seikan Group Holdings Ltd.
(2)(a) 3,900 38,581
Toyoda Gosei Co. Ltd. (2)(a) 3,100 71,179
Toyota Boshoku Corp. (2)(a) 8,600 121,935
Toyota Motor Corp. (2)(a) 2,100 139,377
Toyota Tsusho Corp. (2)(a) 11,400 320,640
Yamada Holdings Co. Ltd. (2)(a) 8,700 43,386
Yamaha Motor Co. Ltd. (2)(a) 2,300 33,421
Yokohama Rubber Co. Ltd. (The)
(2)(a) 6,900 98,224
36,517,331
—

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Kyrgyzstan - 0.1%
Centerra Gold, Inc. 10,118 117,703
Luxembourg - 0.2%
Aperam SA (2) 4,807 135,255
Eurofins Scientific SE (2)* 244 193,289
328,544
—
Netherlands - 1.5%
ASM International NV (2)(a) 2,265 324,672
ASR Nederland NV (2)(a) 10,064 338,486
Koninklijke Ahold Delhaize NV (2)
(a) 37,347 1,103,900
NN Group NV (2)(a) 11,470 429,939
Randstad NV (2)*(a) 8,684 452,831
Signify NV (2)*(a)(b) 5,925 219,148
2,868,976
—
Norway - 0.4%
Leroy Seafood Group ASA (2)(a) 16,985 97,534
Mowi ASA (2)(a) 9,675 172,137
Orkla ASA (2)(a) 3,419 34,506
Salmar ASA (2)*(a) 4,402 249,476
Yara International ASA (2)(a) 4,917 189,205
742,858
—
Singapore - 0.2%
Genting Singapore Ltd. (2) 62,000 30,605
Jardine Cycle & Carriage Ltd. (2) 1,300 17,256
SATS Ltd. (2) 10,200 21,302
Singapore Press Holdings Ltd. (2) 21,700 16,628
Venture Corp. Ltd. (2) 22,900 325,156
410,947
—
South Africa - 0.0% (d)
Investec plc (2) 21,116 38,861
Spain - 1.8%
Acciona SA (2)(a) 946 102,665
CaixaBank SA (2)(a) 30,528 64,808
Enagas SA (2)(a) 27,084 624,913
Endesa SA (2)(a) 37,600 1,005,724
Iberdrola SA (2)(a) 68,451 842,535
Mapfre SA (2)(a) 132,942 208,568
Red Electrica Corp. SA (2)(a) 17,509 328,388
Repsol SA (2)(a) 51,324 346,725
3,524,326
—
Sweden - 1.2%
Axfood AB (2)(a) 9,999 229,044
Electrolux AB, Series B (2)(a) 1,063 24,779
Essity AB, Class B (2)(a) 18,442 622,625
Getinge AB, Class B (2)(a) 13,507 293,897
ICA Gruppen AB (2)(a) 8,017 407,278
Securitas AB, Class B (2)*(a) 1,304 19,934
Skanska AB, Class B (2)(a) 1,590 33,579
SKF AB, Class B (2)(a) 3,809 78,582
SSAB AB, Class A (2)*(a) 27,359 90,858
Swedish Orphan Biovitrum AB
(2)*(a) 4,933 119,010
INVESTMENTS SHARES VALUE ($)
Sweden - 1.2% (continued)
Volvo AB, Class B (2)*(a) 24,414 468,990
2,388,576
—
Switzerland - 1.9%
Adecco Group AG (Registered) (2)
(a) 2,947 155,499
Bucher Industries AG (Registered)
(2)(a) 82 31,235
DKSH Holding AG (2)(a) 2,154 150,058
Flughafen Zurich AG (Registered)
(2)*(a) 134 18,386
Geberit AG (Registered) (2)(a) 57 33,723
Lonza Group AG (Registered) (2)(a) 286 176,501
Novartis AG (Registered) (2)(a) 1,924 167,050
Roche Holding AG (2)(a) 3,164 1,083,798
Sonova Holding AG (Registered)
(2)*(a) 869 220,218
Sulzer AG (Registered) (2)(a) 1,131 90,909
Swiss Life Holding AG (Registered)
(2)*(a) 1,740 658,401
Swisscom AG (Registered) (2)(a) 1,386 734,245
Tecan Group AG (Registered) (2)(a) 89 44,261
Zurich Insurance Group AG (2)(a) 539 187,958
3,752,242
—
United Kingdom - 2.5%
Aggreko plc (2)(a) 18,077 85,957
ASOS plc (2)*(a) 2,377 157,823
Aviva plc (2)(a) 103,352 382,376
Barratt Developments plc (2)(a) 11,403 69,931
Bellway plc (2)(a) 3,305 100,172
Berkeley Group Holdings plc (2)(a) 6,267 341,631
boohoo Group plc (2)*(a) 120,377 581,145
Britvic plc (2)(a) 6,626 70,211
BT Group plc (2) 91,232 115,556
Centrica plc (2) 71,139 36,809
Dialog Semiconductor plc (2)*(a) 10,220 445,437
Direct Line Insurance Group plc
(2)(a) 6,368 22,210
DS Smith plc (2)(a) 31,521 119,752
GVC Holdings plc (2) 5,193 65,038
Hays plc (2) 43,439 63,035
Howden Joinery Group plc (2)(a) 32,625 248,312
Inchcape plc (2)(a) 6,503 36,877
Janus Henderson Group plc (c) 1,599 34,730
John Wood Group plc (2)(a) 18,106 49,711
Kingfisher plc (2)(a) 26,075 99,878
M&G plc (2)(a) 176,709 363,213
Man Group plc (2) 13,606 20,169
Marks & Spencer Group plc (2) 155,752 195,448
Moneysupermarket.com Group plc
(2)(a) 44,062 151,883
National Grid plc (2)(a) 40,676 467,212
Persimmon plc (2)(a) 5,078 161,828
Royal Mail plc (2)(a) 121,582 372,813
Spectris plc (2)(a) 709 22,259
Tate & Lyle plc (2)(a) 7,475 64,151
4,945,567
—

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 47.7%
Aaron's, Inc. (a) 5,236 296,619
AbbVie, Inc. (a)(c) 5,955 521,598
ABIOMED, Inc. *(c) 184 50,979
Accenture plc, Class A (c) 253 57,175
Activision Blizzard, Inc. (a) 1,534 124,177
Acuity Brands, Inc. (c) 3,959 405,204
ADT, Inc. (a)(c) 5,168 42,222
Adtalem Global Education, Inc. *(a)
(c) 1,400 34,356
Advance Auto Parts, Inc. (a) 262 40,217
AGCO Corp. (a) 311 23,098
Agilent Technologies, Inc. (c) 1,026 103,564
Air Lease Corp. (c) 4,582 134,802
Akamai Technologies, Inc. *(c) 3,624 400,597
Alaska Air Group, Inc. (a)(c) 1,816 66,520
Alexion Pharmaceuticals, Inc. *(a) 5,687 650,763
Alkermes plc *(a) 7,345 121,707
Alliance Data Systems Corp. (a) 6,129 257,295
Allison Transmission Holdings, Inc.
(a) 929 32,645
Allstate Corp. (The) (a) 2,843 267,640
Alphabet, Inc., Class A *(a) 590 864,703
Amazon.com, Inc. *(a) 59 185,775
AMC Networks, Inc., Class A *(c) 697 17,223
Amdocs Ltd. (a) 1,820 104,486
American Eagle Outfitters, Inc. (a) 25,987 384,867
Ameriprise Financial, Inc. (a) 3,495 538,614
AmerisourceBergen Corp. (a)(c) 4,961 480,820
Amgen, Inc. (a) 1,372 348,708
ANSYS, Inc. *(a)(c) 1,044 341,628
Antero Resources Corp. *(c) 49,710 136,703
Anthem, Inc. (a) 1,562 419,538
Applied Materials, Inc. (a) 4,571 271,746
Aramark (c) 6,032 159,546
Archer-Daniels-Midland Co. (c) 835 38,819
Arconic Corp. *(a)(c) 4,647 88,525
Arrow Electronics, Inc. *(a) 7,418 583,500
Aspen Technology, Inc. *(c) 1,968 249,129
Associated Banc-Corp. (a) 7,374 93,060
AutoNation, Inc. *(a) 11,482 607,742
AutoZone, Inc. *(a) 349 410,996
Avient Corp. (a) 7,808 206,600
Bank of New York Mellon Corp.
(The) (a) 2,117 72,698
BankUnited , Inc. (c) 2,890 63,320
Baxter International, Inc. (a) 1,837 147,732
Best Buy Co., Inc. (c) 5,968 664,179
Biogen, Inc. *(a)(c) 2,892 820,403
Bio-Rad Laboratories, Inc., Class
A *(a)(c) 1,775 914,941
Bio- Techne Corp. (c) 1,314 325,517
BJ's Wholesale Club Holdings, Inc.
*(a)(c) 970 40,304
Booking Holdings, Inc. *(c) 371 634,662
Booz Allen Hamilton Holding Corp.
(a) 4,703 390,255
BorgWarner, Inc. (a)(c) 6,721 260,372
Boston Beer Co., Inc. (The), Class
A *(a) 842 743,789
Boyd Gaming Corp. (c) 3,746 114,965
INVESTMENTS SHARES VALUE ($)
United States - 47.7% (continued)
Brighthouse Financial, Inc. *(a) 5,917 159,226
Brinker International, Inc. (a) 14,775 631,188
Bristol-Myers Squibb Co. (a) 6,046 364,513
BRP, Inc. (a) 6,574 347,325
Bruker Corp. (a) 1,430 56,843
Brunswick Corp. (a) 6,952 409,542
CACI International, Inc., Class A
*(a) 2,222 473,642
Cadence Design Systems, Inc. *(a) 6,128 653,429
Capri Holdings Ltd. *(a) 16,994 305,892
Carlisle Cos., Inc. (a)(c) 1,404 171,807
Carnival Corp. (a)(c) 2,909 44,159
Carter's, Inc. (c) 3,930 340,259
Casey's General Stores, Inc. (c) 908 161,306
Cathay General Bancorp (a) 1,339 29,030
CDW Corp. (a) 3,247 388,114
Centennial Resource Development,
Inc., Class A *(c) 62,287 37,522
CenturyLink, Inc. (c) 10,435 105,289
Cerner Corp. (c) 5,221 377,426
CH Robinson Worldwide, Inc. (a)(c) 1,064 108,730
Charles River Laboratories
International, Inc. *(a) 4,968 1,125,003
Chemed Corp. (a) 243 116,725
Church & Dwight Co., Inc. (c) 3,018 282,817
Churchill Downs, Inc. (a) 819 134,169
Ciena Corp. *(a) 8,793 348,994
Cigna Corp. (a) 1,147 194,313
Cimarex Energy Co. (a) 6,723 163,571
Cinemark Holdings, Inc. (c) 3,100 31,000
Cirrus Logic, Inc. *(c) 10,304 695,005
Citizens Financial Group, Inc. (c) 6,703 169,452
Citrix Systems, Inc. (c) 1,445 198,991
Clorox Co. (The) (a)(c) 4,036 848,245
CNX Resources Corp. *(a)(c) 9,294 87,735
Cognizant Technology Solutions
Corp., Class A (a) 1,708 118,569
Colgate-Palmolive Co. 322 24,842
Columbia Sportswear Co. (c) 1,932 168,045
Comerica, Inc. (c) 2,586 98,915
Commercial Metals Co. (a) 25,897 517,422
Cooper Cos., Inc. (The) (c) 675 227,556
Costco Wholesale Corp. (c) 1,233 437,715
Cracker Barrel Old Country Store,
Inc. (a) 1,426 163,505
Cummins, Inc. (a) 3,620 764,399
Curtiss-Wright Corp. (a) 3,412 318,203
CVS Health Corp. (a) 4,900 286,160
Dana, Inc. (a) 23,622 291,023
Danaher Corp. (c) 2,006 431,952
Darden Restaurants, Inc. (c) 1,811 182,440
Deckers Outdoor Corp. *(a)(c) 3,416 751,554
Devon Energy Corp. (c) 14,167 134,020
Dick's Sporting Goods, Inc. (c) 9,248 535,274
Dollar General Corp. (c) 2,022 423,852
Domtar Corp. (c) 10,216 268,374
Dunkin' Brands Group, Inc. (a) 1,062 86,988
East West Bancorp, Inc. (c) 2,337 76,513
Eastman Chemical Co. (c) 1,568 122,492
Eaton Corp. plc (a)(c) 4,821 491,887

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 47.7% (continued)
eBay, Inc. (c) 17,339 903,361
Edwards Lifesciences Corp. *(c) 4,374 349,133
Electronic Arts, Inc. *(c) 6,819 889,265
EMCOR Group, Inc. (a)(c) 2,059 139,415
Emerson Electric Co. (c) 1,203 78,881
EnerSys (c) 413 27,721
EOG Resources, Inc. (c) 5,335 191,740
EPAM Systems, Inc. *(a) 507 163,903
Equitable Holdings, Inc. (a)(c) 15,994 291,731
Estee Lauder Cos., Inc. (The),
Class A (a) 2,311 504,376
Everest Re Group Ltd. (a)(c) 1,546 305,397
Exelixis , Inc. *(c) 16,834 411,591
Expeditors International of
Washington, Inc. (a) 3,378 305,777
Extended Stay America, Inc. 11,159 133,350
F5 Networks, Inc. *(a) 1,502 184,401
Facebook, Inc., Class A *(a) 4,057 1,062,527
Fair Isaac Corp. *(c) 929 395,178
Federated Hermes, Inc., Class B
(a) 10,143 218,176
FedEx Corp. (a) 672 169,021
Fifth Third Bancorp (c) 7,486 159,602
First American Financial Corp. (a) 331 16,851
First Hawaiian, Inc. (c) 1,578 22,834
Flowers Foods, Inc. (c) 1,638 39,853
FNB Corp. (c) 17,131 116,148
Foot Locker, Inc. (c) 5,166 170,633
Fortinet, Inc. *(c) 3,135 369,334
Fortune Brands Home & Security,
Inc. (a)(c) 1,853 160,322
FTI Consulting, Inc. *(a) 270 28,612
Fulton Financial Corp. (a) 2,749 25,648
Gap, Inc. (The) (c) 5,596 95,300
General Dynamics Corp. (c) 1,085 150,197
General Mills, Inc. (c) 4,074 251,284
General Motors Co. (a) 4,456 131,853
Genuine Parts Co. (a) 429 40,828
Gilead Sciences, Inc. (a) 6,910 436,643
Globus Medical, Inc., Class A *(a) 7,139 353,523
Goldman Sachs Group, Inc. (The)
(a) 802 161,178
Graham Holdings Co., Class B (a) 196 79,206
Graphic Packaging Holding Co. (a) 1,481 20,867
Greif, Inc., Class A (a)(c) 3,977 144,007
H&R Block, Inc. (a) 5,130 83,568
Hancock Whitney Corp. (a) 1,916 36,040
Hanesbrands, Inc. (a) 20,482 322,592
Hartford Financial Services Group,
Inc. (The) (a) 2,171 80,023
HCA Healthcare, Inc. (c) 702 87,525
Helen of Troy Ltd. *(c) 438 84,762
Helmerich & Payne, Inc. (c) 2,244 32,875
Herman Miller, Inc. (a) 8,896 268,303
Hewlett Packard Enterprise Co. (c) 3,155 29,562
Hexcel Corp. (c) 5,623 188,652
Hill-Rom Holdings, Inc. (c) 3,037 253,620
Hologic , Inc. *(a) 596 39,616
Horizon Therapeutics plc *(a) 4,220 327,810
Howmet Aerospace, Inc. (c) 18,048 301,763
INVESTMENTS SHARES VALUE ($)
United States - 47.7% (continued)
HP, Inc. (a) 21,153 401,695
Hubbell, Inc. (c) 586 80,188
Humana, Inc. (a) 868 359,257
Huntington Ingalls Industries, Inc.
(a)(c) 1,410 198,458
Huntsman Corp. (a) 2,896 64,320
Hyatt Hotels Corp., Class A (a)(c) 1,872 99,909
IAC/InterActiveCorp *(a) 1,634 195,721
Incyte Corp. *(c) 1,763 158,212
Ingredion, Inc. (c) 1,103 83,475
Intel Corp. (a) 11,737 607,742
International Business Machines
Corp. (c) 771 93,808
Intuit, Inc. (c) 1,494 487,358
IQVIA Holdings, Inc. *(a) 2,686 423,394
ITT, Inc. (a) 3,169 187,129
J M Smucker Co. (The) (c) 1,749 202,044
J2 Global, Inc. *(c) 5,443 376,764
Jabil, Inc. (a)(c) 18,637 638,504
Jack in the Box, Inc. (c) 2,266 179,716
Jazz Pharmaceuticals plc *(c) 5,532 788,808
JetBlue Airways Corp. *(c) 12,093 137,014
Johnson Controls International plc
(c) 682 27,860
Juniper Networks, Inc. (a) 3,620 77,830
KB Home (a) 13,445 516,154
KBR, Inc. (a) 1,727 38,616
KeyCorp (c) 4,520 53,924
Keysight Technologies, Inc. *(a) 2,947 291,105
Kimberly-Clark Corp. 4,606 680,122
KLA Corp. (c) 513 99,389
Knight-Swift Transportation
Holdings, Inc. (a) 1,687 68,661
Kohl's Corp. (c) 10,266 190,229
Kroger Co. (The) (c) 20,499 695,121
Laboratory Corp. of America
Holdings *(a) 1,058 199,190
Lam Research Corp. (c) 1,694 561,985
Lear Corp. (a)(c) 743 81,024
Lennar Corp., Class A (c) 2,315 189,089
Ligand Pharmaceuticals, Inc. *(c) 944 89,982
LKQ Corp. *(a) 6,649 184,377
Lockheed Martin Corp. (a) 358 137,214
LPL Financial Holdings, Inc. (a) 1,018 78,050
LyondellBasell Industries NV, Class
A (a)(c) 3,532 248,971
M&T Bank Corp. (c) 465 42,822
Macy's, Inc. (c) 3,425 19,523
Madison Square Garden
Entertainment Corp. *(a) 958 65,613
Manhattan Associates, Inc. *(c) 3,605 344,241
ManpowerGroup , Inc. (a) 8,204 601,599
Marathon Oil Corp. (c) 61,122 249,989
Marriott International, Inc., Class
A (a)(c) 586 54,252
Marriott Vacations Worldwide Corp.
(c) 2,163 196,422
Masco Corp. (c) 1,819 100,281
Masimo Corp. *(a)(c) 1,164 274,774
MasTec , Inc. *(a)(c) 7,700 324,940

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 47.7% (continued)
Match Group, Inc. *(c) 4,509 498,921
MAXIMUS, Inc. (a) 4,015 274,666
McKesson Corp. (a) 3,694 550,147
MDU Resources Group, Inc. (a)(c) 13,389 301,253
Medtronic plc (a) 3,121 324,334
Merck & Co., Inc. (a)(c) 9,052 750,863
MetLife, Inc. (c) 8,276 307,619
Micron Technology, Inc. *(a) 12,122 569,249
Minerals Technologies, Inc. (a)(c) 1,346 68,781
MKS Instruments, Inc. (a) 3,237 353,578
Mohawk Industries, Inc. *(a) 4,219 411,732
Molina Healthcare, Inc. *(a) 1,129 206,652
Molson Coors Beverage Co., Class
B (a)(c) 5,022 168,538
MSA Safety, Inc. (a) 826 110,824
MSC Industrial Direct Co., Inc.,
Class A (c) 609 38,538
Murphy Oil Corp. (c) 22,399 199,799
Murphy USA, Inc. *(a) 4,709 604,023
Mylan NV *(c) 22,344 331,362
Navient Corp. (a) 11,675 98,654
NCR Corp. *(c) 6,123 135,563
Newmont Corp. (a) 684 43,400
Northrop Grumman Corp. (a) 271 85,498
NorthWestern Corp. (a)(c) 696 33,853
NortonLifeLock , Inc. (c) 12,205 254,352
Nu Skin Enterprises, Inc., Class
A (c) 13,187 660,537
Nuance Communications, Inc. *(c) 4,749 157,619
Nucor Corp. (a)(c) 1,615 72,449
NuVasive , Inc. *(a)(c) 3,047 147,993
nVent Electric plc (a) 2,820 49,886
Old Republic International Corp.
(a)(c) 3,133 46,180
Omnicom Group, Inc. (c) 1,783 88,259
ON Semiconductor Corp. *(a)(c) 5,071 109,990
OneMain Holdings, Inc. (c) 5,576 174,250
Oracle Corp. (a) 2,485 148,355
Oshkosh Corp. (c) 3,829 281,432
Owens Corning (a)(c) 3,034 208,770
PACCAR, Inc. (c) 534 45,540
Packaging Corp. of America (c) 2,770 302,069
Papa John's International, Inc. (c) 1,180 97,090
Patterson-UTI Energy, Inc. (c) 48,540 138,339
Paycom Software, Inc. *(a)(c) 263 81,872
PBF Energy, Inc., Class A (c) 21,776 123,905
Penske Automotive Group, Inc. (c) 4,231 201,649
People's United Financial, Inc. (c) 4,324 44,580
PerkinElmer, Inc. (a) 152 19,078
Perspecta , Inc. (a) 1,300 25,285
Philip Morris International, Inc. (c) 1,178 88,338
Pilgrim's Pride Corp. *(a) 9,893 148,049
Polaris, Inc. (a) 2,356 222,265
Popular, Inc. 7,386 267,890
PRA Health Sciences, Inc. *(a)(c) 4,665 473,218
Procter & Gamble Co. (The) (a) 4,123 573,056
Prudential Financial, Inc. (c) 1,473 93,565
PulteGroup, Inc. (c) 17,079 790,587
PVH Corp. (a)(c) 442 26,361
Qorvo , Inc. *(a) 2,803 361,615
INVESTMENTS SHARES VALUE ($)
United States - 47.7% (continued)
QUALCOMM, Inc. (a) 292 34,363
Quanta Services, Inc. (a) 12,918 682,845
Quest Diagnostics, Inc. (c) 778 89,073
Qurate Retail, Inc., Series A (a) 57,615 413,676
Ralph Lauren Corp. (a)(c) 2,320 157,690
Regal Beloit Corp. (a) 6,764 634,937
Regeneron Pharmaceuticals, Inc.
*(c) 1,234 690,769
Regions Financial Corp. (c) 10,891 125,573
Reliance Steel & Aluminum Co. (a) 1,357 138,468
RH *(a)(c) 782 299,209
Robert Half International, Inc. (c) 11,866 628,186
Sally Beauty Holdings, Inc. *(c) 15,640 135,912
Santander Consumer USA
Holdings, Inc. (c) 6,680 121,509
Schneider National, Inc., Class B
(c) 6,546 161,883
Science Applications International
Corp. (c) 1,485 116,454
Seagate Technology plc (c) 7,094 349,521
Silgan Holdings, Inc. (c) 7,928 291,513
Skechers USA, Inc., Class A *(c) 15,657 473,155
Skyworks Solutions, Inc. (a) 5,690 827,894
Snap-on, Inc. (c) 2,295 337,663
SolarEdge Technologies, Inc. *(a)
(c) 1,093 260,517
Sonoco Products Co. (a)(c) 1,192 60,875
Spectrum Brands Holdings, Inc. (a) 4,726 270,138
Sprouts Farmers Market, Inc. *(a) 20,705 433,356
SS&C Technologies Holdings, Inc.
(c) 611 36,978
State Street Corp. (c) 2,710 160,784
Steel Dynamics, Inc. (a) 19,512 558,629
STERIS plc (c) 2,151 378,985
Stifel Financial Corp. (c) 2,259 114,215
Stryker Corp. (a)(c) 1,288 268,381
Synaptics , Inc. *(a) 2,121 170,571
Synchrony Financial (a) 5,750 150,478
Syneos Health, Inc. *(a) 3,215 170,909
SYNNEX Corp. (a) 6,342 888,260
Synopsys, Inc. *(a)(c) 1,934 413,837
Synovus Financial Corp. (a) 6,081 128,735
Tapestry, Inc. (a)(c) 4,982 77,869
Target Corp. (c) 7,842 1,234,487
TE Connectivity Ltd. (c) 378 36,946
TEGNA, Inc. (a) 26,995 317,191
Teladoc Health, Inc. *(c) 647 141,848
Teledyne Technologies, Inc. *(a)(c) 1,495 463,764
Telephone and Data Systems, Inc.
(a) 4,434 81,763
Teradyne, Inc. (c) 3,267 259,596
Terex Corp. (a) 1,363 26,388
Texas Capital Bancshares, Inc. *(a)
(c) 1,880 58,524
Texas Roadhouse, Inc. (c) 2,189 133,069
Textron, Inc. (c) 7,237 261,183
Thermo Fisher Scientific, Inc. (a) 572 252,549
Thor Industries, Inc. (c) 4,187 398,854
Timken Co. (The) (a) 2,191 118,796
Tractor Supply Co. (c) 584 83,711

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 47.7% (continued)
TRI Pointe Group, Inc. *(a) 27,853 505,253
TripAdvisor, Inc. (a)(c) 6,827 133,741
Tyson Foods, Inc., Class A (a) 4,609 274,143
United Rentals, Inc. *(c) 586 102,257
United Therapeutics Corp. *(a) 7,064 713,464
Universal Health Services, Inc.,
Class B 3,694 395,332
Unum Group (a) 18,769 315,882
Urban Outfitters, Inc. *(c) 7,472 155,492
US Foods Holding Corp. *(c) 19,692 437,556
Valero Energy Corp. (c) 6,545 283,529
Veeva Systems, Inc., Class A *(a)
(c) 1,568 440,906
VeriSign, Inc. *(a)(c) 1,317 269,787
Vertex Pharmaceuticals, Inc. *(a) 943 256,609
Vishay Intertechnology , Inc. (a) 10,898 169,682
Vistra Corp. (a) 7,938 149,711
VMware, Inc., Class A *(c) 1,145 164,502
Voya Financial, Inc. (a) 373 17,878
Walt Disney Co. (The) (c) 762 94,549
Webster Financial Corp. (c) 1,324 34,967
Wendy's Co. (The) (a) 2,331 51,970
Werner Enterprises, Inc. (a) 5,260 220,867
WESCO International, Inc. *(a) 9,560 420,831
West Pharmaceutical Services, Inc.
(a)(c) 1,584 435,442
Western Alliance Bancorp (a) 1,387 43,857
Westrock Co. (c) 11,688 406,041
Whirlpool Corp. (c) 1,850 340,197
Williams-Sonoma, Inc. (c) 6,134 554,759
Wintrust Financial Corp. (a) 1,171 46,899
Woodward, Inc. (a)(c) 2,018 161,763
World Fuel Services Corp. (a)(c) 12,509 265,066
WPX Energy, Inc. *(c) 55,640 272,636
Xerox Holdings Corp. (a)(c) 12,105 227,211
Xilinx, Inc. (c) 291 30,334
Yelp, Inc. *(a) 11,091 222,818
Yum! Brands, Inc. (c) 1,235 112,756
Zebra Technologies Corp., Class
A *(a) 1,667 420,851
Zimmer Biomet Holdings, Inc. (a) 2,686 365,672
Zions Bancorp NA (a) 855 24,983
Zoetis, Inc. (a)(c) 955 157,928
94,036,118
—
TOTAL COMMON STOCKS
(Cost $157,104,679) 184,869,250
PREFERRED STOCKS - 0.1%
United States - 0.1%
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $125,034) 1,728 170,208
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 79.5%
INVESTMENT COMPANIES - 49.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (e)(f) 8,824,304 8,824,304
Limited Purpose Cash Investment
Fund, 0.12% (e) 88,569,086 88,551,373
TOTAL INVESTMENT COMPANIES
(Cost $97,373,523) 97,375,677
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 30.1%
U.S. Treasury Bills
0.10%, 10/1/2020 (2)(g) $ 15,039,000 15,039,000
0.12%, 2/11/2021 (2)(g) 7,693,000 7,690,016
0.12%, 2/18/2021 (2)(g) 6,425,000 6,422,501
0.12%, 2/25/2021 (2)(g) 26,583,000 26,572,010
0.11%, 4/1/2021 (2)(g) 3,595,000 3,592,955
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $59,313,657) 59,316,482
TOTAL SHORT-TERM INVESTMENTS
(Cost $156,687,180) 156,692,159
TOTAL LONG POSITIONS
(Cost $313,916,893) 341,731,617
SHARES
SHORT POSITIONS - (86.1)%
COMMON STOCKS - (86.1)%
Australia - (2.9)%
Afterpay Ltd. (2)* (3,232) (190,509)
AMP Ltd. (2) (204,910) (192,958)
APA Group (2) (67,053) (498,452)
Atlas Arteria Ltd. (2) (32,772) (143,926)
AusNet Services (2) (51,307) (69,261)
BHP Group plc (2) (2,117) (45,164)
Challenger Ltd. (2) (115,791) (322,222)
CIMIC Group Ltd. (2)* (5,243) (70,229)
Commonwealth Bank of Australia
(2) (2,370) (109,059)
Evolution Mining Ltd. (2) (6,077) (25,386)
Glencore plc (2)* (200,891) (416,482)
Insurance Australia Group Ltd. (2) (125,743) (397,903)
Macquarie Group Ltd. (2) (1,871) (162,186)
Medibank Pvt Ltd. (2) (168,181) (303,465)
National Australia Bank Ltd. (2) (7,023) (90,224)
Newcrest Mining Ltd. (2) (1,475) (33,447)
NEXTDC Ltd. (2)* (2,825) (25,069)
Northern Star Resources Ltd. (2) (12,238) (121,267)
Oil Search Ltd. (2) (54,792) (104,802)
Qantas Airways Ltd. (2) (148,923) (436,738)
QBE Insurance Group Ltd. (2) (94,126) (585,468)
Ramsay Health Care Ltd. (2) (874) (41,671)
Saracen Mineral Holdings Ltd. (2)* (11,658) (43,826)
SEEK Ltd. (2) (20,894) (322,320)
Suncorp Group Ltd. (2) (4,465) (27,257)
Sydney Airport (2) (74,170) (314,961)
Transurban Group (2) (38,816) (396,346)
Viva Energy Group Ltd. (2)(b) (26,943) (31,200)
Washington H Soul Pattinson & Co.
Ltd. (2) (4,009) (68,098)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Australia - (2.9)% (continued)
WiseTech Global Ltd. (2) (8,025) (150,306)
(5,740,202)
—
Belgium - (0.5)%
Anheuser-Busch InBev SA/NV (2) (15,290) (823,221)
Telenet Group Holding NV (2) (4,011) (155,684)
Umicore SA (2) (2,421) (100,700)
(1,079,605)
—
Brazil - (0.1)%
Wheaton Precious Metals Corp. (5,022) (246,395)
Canada - (4.0)%
Air Canada * (41,945) (494,249)
Algonquin Power & Utilities Corp. (41,075) (596,591)
AltaGas Ltd. (5,524) (66,709)
Barrick Gold Corp. (5,373) (150,915)
BlackBerry Ltd. * (42,516) (195,091)
Boralex , Inc., Class A (3,718) (107,473)
Brookfield Asset Management, Inc.,
Class A (4,493) (148,670)
CAE, Inc. (1,660) (24,285)
Cameco Corp. (23,480) (237,172)
Canada Goose Holdings, Inc. * (11,119) (357,147)
Canadian Natural Resources Ltd. (5,615) (89,988)
Canopy Growth Corp. * (3,176) (45,533)
CCL Industries, Inc., Class B (7,274) (280,460)
Cenovus Energy, Inc. (4,281) (16,686)
Dollarama, Inc. (1,531) (58,685)
Element Fleet Management Corp. (3,748) (31,188)
Emera, Inc. (3,398) (139,590)
Enbridge, Inc. (21,340) (623,427)
Fairfax Financial Holdings Ltd. (441) (129,861)
Finning International, Inc. (5,799) (88,669)
Fortis, Inc. (4,189) (171,266)
Franco-Nevada Corp. (120) (16,769)
Gildan Activewear , Inc. (10,285) (202,680)
Husky Energy, Inc. (54,855) (126,885)
Innergex Renewable Energy, Inc. (9,355) (169,037)
Inter Pipeline Ltd. (26,826) (263,314)
Kinaxis , Inc. * (169) (24,878)
Lightspeed POS, Inc. * (5,229) (167,526)
Methanex Corp. (8,025) (195,691)
Nutrien Ltd. (3,226) (126,491)
Pembina Pipeline Corp. (2,345) (49,769)
PrairieSky Royalty Ltd. (23,187) (144,707)
Restaurant Brands International,
Inc. (11,888) (682,808)
Shopify, Inc., Class A * (255) (260,772)
SNC-Lavalin Group, Inc. (18,335) (293,982)
Suncor Energy, Inc. (22,219) (271,324)
TC Energy Corp. (12,256) (514,521)
West Fraser Timber Co. Ltd. (6,552) (304,387)
(7,869,196)
—
Chile - (0.1)%
Lundin Mining Corp. (22,053) (123,055)
Colombia - (0.1)%
Millicom International Cellular SA,
SDR (2) (4,133) (124,861)
INVESTMENTS SHARES VALUE ($)
Denmark - (0.5)%
Ambu A/S, Class B (2) (5,266) (148,287)
AP Moller - Maersk A/S, Class B (2) (204) (322,499)
Chr Hansen Holding A/S (2) (1,284) (142,532)
FLSmidth & Co. A/S (2)* (4,295) (121,973)
ISS A/S (2)* (16,307) (214,628)
SimCorp A/S (2) (384) (50,375)
Tryg A/S (2) (2,503) (78,801)
(1,079,095)
—
Finland - (0.2)%
Nokian Renkaat OYJ (2) (11,126) (314,510)
Nordea Bank Abp (2) (8,293) (63,016)
Sampo OYJ, Class A (2) (1,878) (74,374)
Wartsila OYJ Abp (2) (4,871) (38,253)
(490,153)
—
France - (2.4)%
Accor SA (2)* (5,187) (145,184)
Adevinta ASA (2)* (5,805) (99,788)
Aeroports de Paris (2) (885) (87,796)
Airbus SE (2)* (11,443) (829,910)
Bollore SA (2) (20,598) (76,723)
Cie Plastic Omnium SA (2) (1,195) (31,577)
Dassault Systemes SE (2) (285) (53,176)
Edenred (2) (11,664) (523,669)
Getlink SE (2)* (7,470) (101,191)
Iliad SA (2) (1,542) (282,856)
Imerys SA (2) (4,815) (178,983)
Ipsen SA (2) (547) (57,180)
Kering SA (2) (551) (365,502)
Orpea (2)* (3,052) (346,759)
Remy Cointreau SA (2) (609) (111,162)
Renault SA (2)* (7,798) (202,287)
Safran SA (2)* (2,879) (283,257)
SEB SA (2) (1,626) (264,503)
Ubisoft Entertainment SA (2)* (1,802) (162,411)
Valeo SA (2) (15,470) (475,056)
Worldline SA (2)*(b) (192) (15,722)
(4,694,692)
—
Germany - (2.2)%
adidas AG (2)* (1,868) (603,256)
Carl Zeiss Meditec AG (2) (277) (34,985)
Commerzbank AG (2)* (68,951) (339,083)
Continental AG (2) (1,954) (211,752)
CTS Eventim AG & Co. KGaA (2)* (5,826) (281,589)
Delivery Hero SE (2)*(b) (1,070) (122,771)
Deutsche Bank AG (Registered)
(2)* (73,427) (618,946)
Deutsche Telekom AG (Registered)
(2) (1,266) (21,079)
E.ON SE (2) (20,764) (228,869)
Evotec SE (2)* (7,277) (191,853)
FUCHS PETROLUB SE
(Preference) (2) (375) (19,067)
GEA Group AG (2) (3,948) (138,331)
Infineon Technologies AG (2) (5,111) (144,058)
LANXESS AG (2) (970) (55,500)
MorphoSys AG (2)* (159) (20,120)
MTU Aero Engines AG (2) (1,902) (315,296)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - (2.2)% (continued)
SAP SE (2) (1,091) (169,889)
Telefonica Deutschland Holding
AG (2) (94,278) (240,951)
thyssenkrupp AG (2)* (40,698) (204,781)
United Internet AG (Registered) (2) (10,190) (389,694)
(4,351,870)
—
Ghana - (0.1)%
Kosmos Energy Ltd. (101,592) (99,113)
Italy - (1.2)%
Atlantia SpA (2)* (20,928) (327,759)
Autogrill SpA (2)* (17,553) (79,254)
Davide Campari-Milano NV (2) (34,340) (374,802)
Ferrari NV (2) (3,217) (590,380)
FinecoBank Banca Fineco SpA (2)* (17,564) (241,922)
Freni Brembo SpA (2)* (17,594) (175,942)
Infrastrutture Wireless Italiane SpA
(2)(b) (3,413) (37,653)
Nexi SpA (2)*(b) (2,419) (48,482)
Pirelli & C SpA (2)*(b) (73,393) (314,470)
Saipem SpA (2) (35,988) (61,898)
Salvatore Ferragamo SpA (2)* (2,587) (38,073)
(2,290,635)
—
Japan - (19.7)%
Acom Co. Ltd. (2) (23,500) (102,222)
Advantest Corp. (2) (4,900) (238,339)
Aeon Co. Ltd. (2) (36,500) (981,881)
Alps Alpine Co. Ltd. (2) (6,100) (82,226)
Asahi Intecc Co. Ltd. (2) (24,300) (763,717)
Asics Corp. (2) (34,700) (485,163)
Bank of Kyoto Ltd. (The) (2) (1,000) (48,350)
Benefit One, Inc. (2) (1,900) (48,134)
Benesse Holdings, Inc. (2) (1,100) (28,313)
Capcom Co. Ltd. (2) (400) (22,323)
Chugai Pharmaceutical Co. Ltd. (2) (1,900) (85,263)
Coca-Cola Bottlers Japan Holdings,
Inc. (2) (18,400) (308,017)
Cosmos Pharmaceutical Corp. (2) (200) (34,854)
Credit Saison Co. Ltd. (2) (16,000) (169,990)
CyberAgent , Inc. (2) (22,100) (1,364,708)
Daifuku Co. Ltd. (2) (2,500) (252,344)
Daiichi Sankyo Co. Ltd. (2) (9,300) (285,489)
Daikin Industries Ltd. (2) (3,100) (572,800)
Dentsu Group, Inc. (2) (8,700) (256,794)
Disco Corp. (2) (300) (73,351)
East Japan Railway Co. (2) (400) (24,599)
Eisai Co. Ltd. (2) (3,400) (310,530)
Fancl Corp. (2) (5,800) (189,393)
FANUC Corp. (2) (4,500) (863,620)
Fast Retailing Co. Ltd. (2) (1,100) (691,264)
Fuji Electric Co. Ltd. (2) (1,800) (57,061)
GMO internet, Inc. (2) (3,800) (99,554)
GMO Payment Gateway, Inc. (2) (2,900) (310,656)
Hamamatsu Photonics KK (2) (1,800) (90,966)
Harmonic Drive Systems, Inc. (2) (400) (25,794)
Hisamitsu Pharmaceutical Co., Inc.
(2) (700) (35,787)
Hitachi Metals Ltd. (2) (16,100) (248,263)
INVESTMENTS SHARES VALUE ($)
Japan - (19.7)% (continued)
Hoshizaki Corp. (2) (300) (23,939)
Hoya Corp. (2) (1,400) (158,083)
IHI Corp. (2) (16,900) (224,856)
Isetan Mitsukoshi Holdings Ltd. (2) (31,500) (167,230)
Izumi Co. Ltd. (2) (3,600) (131,270)
J Front Retailing Co. Ltd. (2) (20,600) (149,141)
Japan Airport Terminal Co. Ltd. (2) (11,700) (518,338)
JCR Pharmaceuticals Co. Ltd. (2) (800) (23,472)
JFE Holdings, Inc. (2) (17,300) (121,131)
JGC Holdings Corp. (2) (10,900) (113,056)
JTEKT Corp. (2) (2,300) (18,041)
Kansai Paint Co. Ltd. (2) (6,600) (164,043)
Kao Corp. (2) (700) (52,550)
Keikyu Corp. (2) (5,800) (89,272)
Keio Corp. (2) (3,100) (191,908)
Keisei Electric Railway Co. Ltd. (2) (700) (19,771)
Keyence Corp. (2) (100) (46,748)
Kikkoman Corp. (2) (13,300) (737,802)
Kintetsu Group Holdings Co. Ltd.
(2) (3,600) (153,635)
Kobayashi Pharmaceutical Co.
Ltd. (2) (1,900) (183,589)
Kobe Bussan Co. Ltd. (2) (9,300) (512,162)
Koito Manufacturing Co. Ltd. (2) (2,700) (137,769)
Kose Corp. (2) (6,700) (820,332)
Kusuri no Aoki Holdings Co. Ltd. (2) (1,600) (130,253)
Kyushu Electric Power Co., Inc. (2) (8,400) (76,214)
Lasertec Corp. (2) (6,700) (550,733)
LINE Corp. (2)* (6,100) (310,499)
LIXIL Group Corp. (2) (5,000) (101,062)
Makita Corp. (2) (4,300) (205,795)
Marui Group Co. Ltd. (2) (6,400) (122,811)
Mercari , Inc. (2)* (17,900) (827,220)
MINEBEA MITSUMI, Inc. (2) (8,400) (160,005)
MISUMI Group, Inc. (2) (14,000) (392,517)
Mitsubishi Motors Corp. (2) (46,300) (102,236)
Mitsui OSK Lines Ltd. (2) (7,800) (154,002)
MonotaRO Co. Ltd. (2) (21,600) (1,072,893)
Nabtesco Corp. (2) (4,000) (145,226)
NET One Systems Co. Ltd. (2) (700) (31,804)
Nidec Corp. (2) (13,700) (1,284,758)
Nifco, Inc. (2) (1,600) (43,707)
Nihon M&A Center, Inc. (2) (1,600) (91,535)
Nippon Paint Holdings Co. Ltd. (2) (3,800) (391,196)
Nippon Sanso Holdings Corp. (2) (4,400) (67,655)
Nippon Yusen KK (2) (4,700) (81,550)
Nissan Motor Co. Ltd. (2) (88,400) (312,635)
Nisshin Seifun Group, Inc. (2) (1,500) (23,807)
Nissin Foods Holdings Co. Ltd. (2) (200) (18,790)
Obic Co. Ltd. (2) (800) (140,690)
Odakyu Electric Railway Co. Ltd.
(2) (3,500) (87,983)
Olympus Corp. (2) (1,500) (31,194)
Ono Pharmaceutical Co. Ltd. (2) (600) (18,872)
Oriental Land Co. Ltd. (2) (1,500) (210,368)
Pan Pacific International Holdings
Corp. (2) (15,100) (351,653)
Park24 Co. Ltd. (2) (44,800) (727,357)
PeptiDream , Inc. (2)* (12,200) (572,532)
Persol Holdings Co. Ltd. (2) (32,000) (522,694)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (19.7)% (continued)
Pigeon Corp. (2) (16,900) (755,114)
Pola Orbis Holdings, Inc. (2) (11,800) (222,493)
Rakuten , Inc. (2) (130,100) (1,402,864)
Recruit Holdings Co. Ltd. (2) (11,400) (452,755)
Renesas Electronics Corp. (2)* (83,800) (615,062)
Rohm Co. Ltd. (2) (2,600) (201,006)
Ryohin Keikaku Co. Ltd. (2) (58,900) (978,707)
SCREEN Holdings Co. Ltd. (2) (8,100) (432,402)
Seibu Holdings, Inc. (2) (3,700) (39,842)
Seiko Epson Corp. (2) (2,800) (32,201)
Sharp Corp. (2) (25,400) (315,957)
Shimadzu Corp. (2) (13,200) (401,760)
Shiseido Co. Ltd. (2) (20,800) (1,204,112)
SoftBank Group Corp. (2) (17,200) (1,064,243)
Sony Corp. (2) (3,000) (229,926)
SUMCO Corp. (2) (6,100) (86,065)
Sundrug Co. Ltd. (2) (1,000) (37,695)
Suzuki Motor Corp. (2) (3,500) (149,933)
Sysmex Corp. (2) (5,600) (535,819)
T&D Holdings, Inc. (2) (13,900) (137,031)
Takara Bio, Inc. (2) (5,500) (149,492)
Takeda Pharmaceutical Co. Ltd. (2) (20,800) (743,453)
Terumo Corp. (2) (8,700) (346,388)
THK Co. Ltd. (2) (7,300) (183,709)
Toshiba Corp. (2) (22,700) (579,067)
TOTO Ltd. (2) (9,900) (456,185)
Tsuruha Holdings, Inc. (2) (300) (42,530)
Unicharm Corp. (2) (14,500) (648,488)
USS Co. Ltd. (2) (2,300) (41,155)
West Japan Railway Co. (2) (3,000) (148,225)
Yakult Honsha Co. Ltd. (2) (11,000) (610,777)
Yamato Holdings Co. Ltd. (2) (29,500) (777,102)
Yaskawa Electric Corp. (2) (30,900) (1,208,905)
Yokogawa Electric Corp. (2) (9,100) (144,522)
Z Holdings Corp. (2) (19,900) (132,921)
(38,780,055)
—
Luxembourg - (0.1)%
ArcelorMittal SA (2)* (21,107) (280,793)
Netherlands - (0.8)%
ABN AMRO Bank NV, CVA (2)(b) (20,480) (171,203)
Adyen NV (2)*(b) (37) (68,246)
Altice Europe NV (2)* (62,009) (295,232)
ASML Holding NV (2) (386) (142,578)
Boskalis Westminster (2)* (8,332) (165,286)
Heineken NV (2) (3,072) (273,490)
IMCD NV (2) (141) (16,770)
Just Eat Takeaway.com NV (2)*(b) (552) (61,795)
Koninklijke Vopak NV (2) (295) (16,604)
OCI NV (2)* (12,238) (156,860)
Royal Dutch Shell plc, Class A (2) (4,862) (60,694)
SBM Offshore NV (2) (15,077) (240,503)
(1,669,261)
—
INVESTMENTS SHARES VALUE ($)
Norway - (0.2)%
Equinor ASA (2) (5,003) (70,881)
Norsk Hydro ASA (2)* (117,597) (324,595)
TOMRA Systems ASA (2) (1,154) (49,991)
(445,467)
—
Panama - (0.1)%
Copa Holdings SA, Class A (2,354) (118,500)
Singapore - (0.4)%
City Developments Ltd. (2) (9,700) (54,606)
DBS Group Holdings Ltd. (2) (1,500) (22,052)
Singapore Airlines Ltd. (2) (41,200) (105,434)
Singapore Technologies
Engineering Ltd. (2) (8,600) (21,916)
Singapore Telecommunications
Ltd. (2) (370,800) (580,328)
(784,336)
—
South Africa - 0.0% (d)
Anglo American plc (2) (1,074) (25,984)
Spain - (0.9)%
Aena SME SA (2)*(b) (563) (78,386)
Amadeus IT Group SA (2) (9,954) (552,806)
Banco de Sabadell SA (2) (76,069) (26,402)
Banco Santander SA (2) (16,919) (31,558)
Ferrovial SA (2) (38,395) (932,631)
Industria de Diseno Textil SA (2) (2,386) (66,007)
(1,687,790)
—
Sweden - (0.6)%
AAK AB (2)* (3,743) (69,663)
Alfa Laval AB (2)* (1,079) (23,818)
Autoliv , Inc. (2,734) (199,254)
Hennes & Mauritz AB, Class B (2) (9,704) (167,180)
Hexpol AB (2)* (17,502) (156,557)
Saab AB, Class B (2)* (4,956) (145,719)
Svenska Handelsbanken AB, Class
A (2)* (23,828) (199,364)
Sweco AB, Class B (2) (620) (34,345)
Telefonaktiebolaget LM Ericsson,
Class B (2) (11,992) (131,231)
(1,127,131)
—
Switzerland - (1.9)%
Alcon, Inc. (2)* (947) (53,691)
Banque Cantonale Vaudoise
(Registered) (2) (161) (16,338)
Barry Callebaut AG (Registered) (2) (13) (28,956)
Chocoladefabriken Lindt &
Spruengli AG (2) (4) (33,764)
Cie Financiere Richemont SA
(Registered) (2) (5,159) (346,390)
Clariant AG (Registered) (2) (13,127) (258,958)
Credit Suisse Group AG
(Registered) (2) (24,862) (248,190)
Dufry AG (Registered) (2)* (9,178) (284,082)
Givaudan SA (Registered) (2) (4) (17,271)
Idorsia Ltd. (2)* (16,292) (437,367)
Julius Baer Group Ltd. (2) (4,758) (202,084)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - (1.9)% (continued)
LafargeHolcim Ltd. (Registered)
(2)* (1,871) (85,167)
Nestle SA (Registered) (2) (3,606) (429,157)
OC Oerlikon Corp. AG (Registered)
(2) (5,204) (41,444)
Partners Group Holding AG (2) (125) (114,976)
Straumann Holding AG
(Registered) (2) (99) (100,149)
Swiss Re AG (2) (555) (41,169)
Temenos AG (Registered) (2) (6,450) (866,909)
UBS Group AG (Registered) (2) (7,807) (87,227)
Vifor Pharma AG (2) (210) (28,565)
(3,721,854)
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(h) (31,163) —
United Kingdom - (2.6)%
Ashtead Group plc (2) (3,432) (123,591)
Beazley plc (2) (7,203) (28,517)
BP plc (2) (78,032) (225,667)
British American Tobacco plc (2) (8,013) (287,437)
Burberry Group plc (2) (1,580) (31,670)
CNH Industrial NV (2)* (104,204) (805,950)
ConvaTec Group plc (2)(b) (48,484) (111,693)
easyJet plc (2) (22,736) (146,488)
Hargreaves Lansdown plc (2) (10,087) (202,905)
Hiscox Ltd. (2) (23,342) (269,342)
HSBC Holdings plc (2) (5,569) (21,787)
Intermediate Capital Group plc (2) (5,473) (84,174)
Legal & General Group plc (2) (12,859) (31,369)
Liberty Global plc, Class C * (22,622) (464,543)
Melrose Industries plc (2)* (51,781) (76,784)
Mondi plc (2) (10,926) (231,026)
Prudential plc (2) (63,442) (910,286)
Quilter plc (2)(b) (12,873) (21,286)
Rolls-Royce Holdings plc (2)* (105,889) (175,813)
RSA Insurance Group plc (2) (5,631) (32,879)
Signature Aviation plc (2) (7,324) (22,565)
Standard Chartered plc (2) (11,452) (52,697)
Standard Life Aberdeen plc (2) (32,999) (96,100)
Taylor Wimpey plc (2) (61,007) (85,306)
Virgin Money UK plc (2)* (102,268) (96,437)
Vodafone Group plc (2) (188,382) (249,687)
Weir Group plc (The) (2) (11,505) (185,207)
(5,071,206)
—
United States - (44.3)%
A O Smith Corp. (3,735) (197,208)
Acadia Healthcare Co., Inc. * (10,716) (315,908)
Adient plc * (19,512) (338,143)
Advanced Micro Devices, Inc. * (2,582) (211,698)
AECOM * (4,965) (207,736)
AES Corp. (The) (30,818) (558,114)
Aflac, Inc. (3,023) (109,886)
Agios Pharmaceuticals, Inc. * (13,795) (482,825)
Albemarle Corp. (4,289) (382,922)
Alcoa Corp. * (37,888) (440,637)
Align Technology, Inc. * (270) (88,387)
Alleghany Corp. (395) (205,578)
INVESTMENTS SHARES VALUE ($)
United States - (44.3)% (continued)
Allegheny Technologies, Inc. * (18,039) (157,300)
ALLETE, Inc. (684) (35,390)
Alliant Energy Corp. (5,101) (263,467)
Alnylam Pharmaceuticals, Inc. * (1,545) (224,952)
Alteryx, Inc., Class A * (2,023) (229,712)
Altice USA, Inc., Class A * (26,318) (684,268)
Altria Group, Inc. (1,373) (53,053)
Amcor plc (7,436) (82,168)
Amedisys , Inc. * (372) (87,952)
Ameren Corp. (4,692) (371,043)
American Airlines Group, Inc. (44,894) (551,747)
American Electric Power Co., Inc. (7,075) (578,240)
American Express Co. (6,303) (631,876)
American International Group, Inc. (11,472) (315,824)
American Water Works Co., Inc. (1,437) (208,193)
Anaplan, Inc. * (5,646) (353,327)
Aon plc, Class A (1,714) (353,598)
Apache Corp. (42,457) (402,068)
Apple, Inc. (2,147) (248,644)
Aptiv plc (4,510) (413,477)
Arch Capital Group Ltd. * (1,972) (57,681)
Arista Networks, Inc. * (1,919) (397,099)
Armstrong World Industries, Inc. (4,630) (318,590)
Arrowhead Pharmaceuticals, Inc. * (8,673) (373,459)
Arthur J Gallagher & Co. (635) (67,043)
Athene Holding Ltd., Class A * (1,765) (60,151)
Atmos Energy Corp. (2,434) (232,666)
Avalara, Inc. * (837) (106,584)
Avangrid , Inc. (1,605) (80,988)
Avanos Medical, Inc. * (5,897) (195,898)
Avantor , Inc. * (8,840) (198,812)
Avis Budget Group, Inc. * (3,229) (84,987)
Axalta Coating Systems Ltd. * (976) (21,638)
Axis Capital Holdings Ltd. (5,884) (259,131)
Axon Enterprise, Inc. * (1,069) (96,958)
Baker Hughes Co. (27,813) (369,635)
Ball Corp. (12,501) (1,039,082)
BancorpSouth Bank (1,131) (21,919)
Bank of America Corp. (3,719) (89,591)
Bank OZK (6,951) (148,195)
Bausch Health Cos., Inc. * (1,181) (18,360)
Berry Global Group, Inc. * (451) (21,792)
Beyond Meat, Inc. * (4,175) (693,301)
BGC Partners, Inc., Class A (76,313) (183,151)
BioMarin Pharmaceutical, Inc. * (1,213) (92,285)
Black Hills Corp. (2,149) (114,950)
Bluebird Bio, Inc. * (10,476) (565,180)
Boeing Co. (The) (5,585) (922,976)
Boston Scientific Corp. * (1,322) (50,514)
Bright Horizons Family Solutions,
Inc. * (4,643) (705,922)
Brink's Co. (The) (3,086) (126,804)
Brown & Brown, Inc. (2,719) (123,089)
Brown-Forman Corp., Class B (1,475) (111,097)
Burlington Stores, Inc. * (1,219) (251,224)
Cable One, Inc. (22) (41,479)
Capital One Financial Corp. (613) (44,050)
CarMax, Inc. * (515) (47,334)
Carvana Co. * (1,494) (333,252)
Catalent , Inc. * (2,057) (176,203)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (44.3)% (continued)
CenterPoint Energy, Inc. (54,525) (1,055,058)
Ceridian HCM Holding, Inc. * (4,008) (331,261)
ChampionX Corp. * (10,740) (85,813)
Charles Schwab Corp. (The) (5,707) (206,765)
Charter Communications, Inc.,
Class A * (28) (17,482)
Chemours Co. (The) (6,756) (141,268)
Cheniere Energy, Inc. * (12,537) (580,087)
Chevron Corp. (1,363) (98,136)
Chipotle Mexican Grill, Inc. * (52) (64,673)
Chubb Ltd. (197) (22,876)
Cincinnati Financial Corp. (1,515) (118,125)
Cintas Corp. (257) (85,537)
CIT Group, Inc. (11,257) (199,361)
Citigroup, Inc. (1,990) (85,789)
CME Group, Inc. (1,500) (250,965)
CMS Energy Corp. (12,038) (739,254)
CNO Financial Group, Inc. (6,513) (104,469)
Cognex Corp. (3,749) (244,060)
Coherent, Inc. * (1,868) (207,217)
Commerce Bancshares, Inc. (2,717) (152,940)
CommScope Holding Co., Inc. * (26,740) (240,660)
CommVault Systems, Inc. * (2,350) (95,880)
Compass Minerals International,
Inc. (2,791) (165,646)
Concho Resources, Inc. (5,785) (255,234)
ConocoPhillips (9,515) (312,473)
Copart , Inc. * (985) (103,583)
CoStar Group, Inc. * (379) (321,585)
Coupa Software, Inc. * (576) (157,962)
Covetrus , Inc. * (24,736) (603,558)
Credit Acceptance Corp. * (181) (61,294)
Cree, Inc. * (5,092) (324,564)
CSX Corp. (3,803) (295,379)
Cullen/Frost Bankers, Inc. (1,874) (119,842)
Dell Technologies, Inc., Class C * (802) (54,287)
Delta Air Lines, Inc. (15,397) (470,840)
DexCom , Inc. * (874) (360,289)
Discover Financial Services (5,689) (328,710)
DocuSign, Inc. * (1,528) (328,887)
Dollar Tree, Inc. * (460) (42,016)
Dominion Energy, Inc. (10,318) (814,399)
Dow, Inc. (1,935) (91,042)
DTE Energy Co. (547) (62,927)
Duke Energy Corp. (1,912) (169,327)
Dycom Industries, Inc. * (2,917) (154,076)
Eagle Materials, Inc. (260) (22,443)
Ecolab, Inc. (742) (148,281)
Edgewell Personal Care Co. * (4,848) (135,162)
Edison International (12,904) (656,039)
Elanco Animal Health, Inc. * (4,721) (131,858)
Elastic NV * (158) (17,047)
Element Solutions, Inc. * (23,385) (245,776)
Encompass Health Corp. (609) (39,573)
Enphase Energy, Inc. * (3,650) (301,454)
Entergy Corp. (1,469) (144,741)
EQT Corp. (15,832) (204,708)
Equifax, Inc. (1,615) (253,394)
Equitrans Midstream Corp. (40,281) (340,777)
Erie Indemnity Co., Class A (1,244) (261,588)
INVESTMENTS SHARES VALUE ($)
United States - (44.3)% (continued)
Essent Group Ltd. (9,257) (342,602)
Essential Utilities, Inc. (2,785) (112,096)
Evergy , Inc. (2,648) (134,571)
Eversource Energy (4,053) (338,628)
Exact Sciences Corp. * (3,841) (391,590)
Expedia Group, Inc. (3,412) (312,846)
Exxon Mobil Corp. (4,560) (156,545)
FactSet Research Systems, Inc. (67) (22,437)
Fidelity National Information
Services, Inc. (433) (63,742)
FireEye, Inc. * (26,187) (323,279)
First Financial Bankshares , Inc. (5,106) (142,508)
First Horizon National Corp. (7,083) (66,793)
First Republic Bank (2,629) (286,719)
FirstCash , Inc. (525) (30,035)
FirstEnergy Corp. (12,775) (366,770)
Five Below, Inc. * (1,245) (158,115)
FLIR Systems, Inc. (787) (28,214)
Fluor Corp. (41,408) (364,804)
Ford Motor Co. (12,869) (85,708)
Freeport-McMoRan, Inc. (23,017) (359,986)
frontdoor , Inc. * (1,732) (67,392)
General Electric Co. (112,674) (701,959)
Globe Life, Inc. (3,852) (307,775)
GoDaddy , Inc., Class A * (385) (29,248)
Goodyear Tire & Rubber Co. (The) (10,272) (78,786)
Grand Canyon Education, Inc. * (698) (55,798)
Grocery Outlet Holding Corp. * (12,364) (486,152)
Guardant Health, Inc. * (2,979) (332,993)
Guidewire Software, Inc. * (765) (79,767)
Hain Celestial Group, Inc. (The) * (8,109) (278,139)
Halliburton Co. (17,972) (216,563)
Hanover Insurance Group, Inc.
(The) (369) (34,383)
Harley-Davidson, Inc. (7,629) (187,216)
Hasbro, Inc. (976) (80,735)
Hawaiian Electric Industries, Inc. (769) (25,562)
Healthcare Services Group, Inc. (15,487) (333,435)
HealthEquity , Inc. * (13,972) (717,742)
HEICO Corp. (436) (45,632)
Hess Corp. (14,528) (594,631)
Hilton Worldwide Holdings, Inc. (242) (20,647)
Home BancShares , Inc. (9,193) (139,366)
Howard Hughes Corp. (The) * (2,323) (133,805)
IAA, Inc. * (7,623) (396,930)
IDACORP, Inc. (722) (57,688)
IDEXX Laboratories, Inc. * (237) (93,167)
IHS Markit Ltd. (725) (56,920)
II-VI, Inc. * (5,009) (203,165)
Illumina, Inc. * (764) (236,137)
Ingersoll Rand, Inc. * (7,327) (260,841)
Insperity , Inc. (8,623) (564,720)
Insulet Corp. * (224) (52,996)
Intercontinental Exchange, Inc. (1,531) (153,177)
InterDigital , Inc. (5,724) (326,611)
International Game Technology plc (64,048) (712,854)
Intuitive Surgical, Inc. * (135) (95,788)
Ionis Pharmaceuticals, Inc. * (2,440) (115,778)
IPG Photonics Corp. * (962) (163,511)
Jacobs Engineering Group, Inc. (1,156) (107,242)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (44.3)% (continued)
James Hardie Industries plc,
CHESS (2) (770) (18,458)
JPMorgan Chase & Co. (798) (76,823)
Kansas City Southern (553) (99,999)
Kennametal, Inc. (1,738) (50,298)
Kinder Morgan, Inc. (17,174) (211,755)
Kirby Corp. * (1,713) (61,959)
Kraft Heinz Co. (The) (23,490) (703,526)
Lamb Weston Holdings, Inc. (946) (62,691)
Leggett & Platt, Inc. (1,131) (46,563)
LendingTree, Inc. * (1,656) (508,210)
LHC Group, Inc. * (791) (168,135)
Liberty Broadband Corp., Class C * (3,127) (446,754)
Lincoln National Corp. (1,903) (59,621)
Lions Gate Entertainment Corp.,
Class A * (21,745) (206,143)
LivaNova plc * (1,401) (63,339)
Live Nation Entertainment, Inc. * (4,601) (247,902)
LiveRamp Holdings, Inc. * (4,790) (247,978)
Louisiana-Pacific Corp. (3,606) (106,413)
Lululemon Athletica, Inc. * (609) (200,586)
Lumentum Holdings, Inc. * (416) (31,254)
Lyft, Inc., Class A * (21,861) (602,271)
Macquarie Infrastructure Corp. (5,584) (150,154)
Madison Square Garden Sports
Corp. * (1,315) (197,881)
Marathon Petroleum Corp. (1,406) (41,252)
Markel Corp. * (265) (258,031)
MarketAxess Holdings, Inc. (328) (157,962)
Marsh & McLennan Cos., Inc. (2,088) (239,494)
Mastercard , Inc., Class A (882) (298,266)
Mattel, Inc. * (40,348) (472,072)
McCormick & Co., Inc. (Non-Voting) (90) (17,469)
MEDNAX, Inc. * (4,718) (76,809)
Mercury General Corp. (909) (37,605)
Mercury Systems, Inc. * (617) (47,793)
Microsoft Corp. (1,312) (275,953)
Moderna , Inc. * (5,140) (363,655)
Moody's Corp. (544) (157,678)
Mosaic Co. (The) (12,685) (231,755)
Motorola Solutions, Inc. (2,516) (394,534)
MSCI, Inc. (364) (129,868)
National Fuel Gas Co. (17,513) (710,853)
National Oilwell Varco, Inc. (27,023) (244,828)
Nektar Therapeutics * (32,132) (533,070)
NetApp, Inc. (1,975) (86,584)
New Jersey Resources Corp. (2,141) (57,850)
New Relic, Inc. * (633) (35,676)
New York Times Co. (The), Class A (488) (20,882)
Newell Brands, Inc. (41,035) (704,161)
News Corp., Class A (27,336) (383,251)
NextEra Energy, Inc. (2,027) (562,614)
Nielsen Holdings plc (51,806) (734,609)
NiSource, Inc. (32,837) (722,414)
Nordstrom, Inc. (16,928) (201,782)
Norfolk Southern Corp. (808) (172,904)
Norwegian Cruise Line Holdings
Ltd. * (11,363) (194,421)
NRG Energy, Inc. (3,767) (115,798)
Nutanix , Inc., Class A * (10,581) (234,687)
INVESTMENTS SHARES VALUE ($)
United States - (44.3)% (continued)
NVIDIA Corp. (342) (185,097)
NVR, Inc. * (11) (44,914)
Occidental Petroleum Corp. (12,780) (127,928)
OGE Energy Corp. (1,506) (45,165)
O-I Glass, Inc. (30,718) (325,304)
Okta , Inc. * (104) (22,240)
Olin Corp. (32,833) (406,473)
Ollie's Bargain Outlet Holdings,
Inc. * (3,569) (311,752)
ONE Gas, Inc. (1,118) (77,153)
ONEOK, Inc. (2,852) (74,095)
Otis Worldwide Corp. (1,498) (93,505)
PacWest Bancorp (10,115) (172,764)
PagerDuty , Inc. * (1,298) (35,189)
Palo Alto Networks, Inc. * (464) (113,564)
Parsley Energy, Inc., Class A (9,263) (86,702)
Paylocity Holding Corp. * (543) (87,651)
PayPal Holdings, Inc. * (1,071) (211,019)
Pegasystems , Inc. (774) (93,685)
Penn National Gaming, Inc. * (244) (17,739)
Penumbra, Inc. * (1,841) (357,854)
Pinnacle West Capital Corp. (575) (42,866)
Pinterest, Inc., Class A * (2,411) (100,081)
Planet Fitness, Inc., Class A * (1,699) (104,692)
Pluralsight , Inc., Class A * (15,849) (271,493)
PNM Resources, Inc. (5,406) (223,430)
Post Holdings, Inc. * (924) (79,464)
PPL Corp. (1,786) (48,597)
Primerica, Inc. (1,230) (139,162)
Public Service Enterprise Group,
Inc. (1,153) (63,311)
Pure Storage, Inc., Class A * (47,791) (735,503)
Quidel Corp. * (396) (86,874)
Range Resources Corp. (38,683) (256,081)
RenaissanceRe Holdings Ltd. (1,003) (170,249)
Repligen Corp. * (2,492) (367,670)
Resideo Technologies, Inc. * (23,429) (257,719)
RingCentral, Inc., Class A * (1,372) (376,765)
RLI Corp. (1,660) (138,992)
Roku, Inc. * (1,956) (369,293)
Roper Technologies, Inc. (292) (115,372)
Ross Stores, Inc. (1,649) (153,885)
Royal Caribbean Cruises Ltd. (3,274) (211,926)
Royal Gold, Inc. (1,778) (213,662)
S&P Global, Inc. (754) (271,892)
Sabre Corp. (31,933) (207,884)
Sage Therapeutics, Inc. * (15,168) (927,067)
Schlumberger NV (37,662) (586,021)
Scientific Games Corp. * (9,103) (317,786)
Sealed Air Corp. (8,733) (338,928)
Seattle Genetics, Inc. * (1,163) (227,587)
Selective Insurance Group, Inc. (498) (25,642)
Sempra Energy (2,287) (270,689)
Sensata Technologies Holding plc * (6,198) (267,382)
Service Corp. International (3,110) (131,180)
ServiceMaster Global Holdings,
Inc. * (18,445) (735,587)
ServiceNow , Inc. * (354) (171,690)
Sirius XM Holdings, Inc. (36,413) (195,174)
Six Flags Entertainment Corp. (5,754) (116,806)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (44.3)% (continued)
Slack Technologies, Inc., Class A * (6,051) (162,530)
Smartsheet , Inc., Class A * (3,344) (165,260)
Snap, Inc., Class A * (16,140) (421,415)
Southern Co. (The) (11,708) (634,808)
Southwest Airlines Co. (13,449) (504,338)
Southwest Gas Holdings, Inc. (3,474) (219,209)
Spire, Inc. (2,190) (116,508)
Splunk , Inc. * (868) (163,297)
Spotify Technology SA * (2,318) (562,277)
Square, Inc., Class A * (1,073) (174,416)
Stericycle, Inc. * (4,689) (295,688)
SVB Financial Group * (534) (128,491)
Switch, Inc., Class A (15,460) (241,331)
Sysco Corp. (1,818) (113,116)
Targa Resources Corp. (32,912) (461,755)
Tempur Sealy International, Inc. * (438) (39,065)
Tenaris SA (2) (50,649) (252,337)
Tenet Healthcare Corp. * (4,773) (116,986)
Teradata Corp. * (5,218) (118,449)
Tesla, Inc. * (1,734) (743,903)
Tiffany & Co. (1,116) (129,289)
TJX Cos., Inc. (The) (2,835) (157,768)
T-Mobile US, Inc. * (5,654) (646,591)
Toll Brothers, Inc. (441) (21,459)
Trade Desk, Inc. (The), Class A * (331) (171,716)
Tradeweb Markets, Inc., Class A (3,950) (229,100)
Transocean Ltd. * (145,005) (117,005)
TransUnion (455) (38,279)
TreeHouse Foods, Inc. * (2,611) (105,824)
Trex Co., Inc. * (2,516) (180,146)
Trinity Industries, Inc. (7,087) (138,197)
Truist Financial Corp. (1,345) (51,177)
Twilio , Inc., Class A * (752) (185,812)
Twitter, Inc. * (3,394) (151,033)
Uber Technologies, Inc. * (22,884) (834,807)
Ubiquiti, Inc. (2,116) (352,653)
UGI Corp. (9,483) (312,749)
Ulta Beauty, Inc. * (509) (114,006)
Umpqua Holdings Corp. (32,497) (345,118)
Under Armour , Inc., Class A * (71,607) (804,146)
Union Pacific Corp. (727) (143,124)
United Airlines Holdings, Inc. * (6,279) (218,195)
United States Steel Corp. (13,877) (101,857)
Univar Solutions, Inc. * (21,861) (369,014)
Universal Display Corp. (1,060) (191,584)
Valley National Bancorp (8,329) (57,054)
Valvoline, Inc. (2,967) (56,492)
Verisk Analytics, Inc. (706) (130,829)
ViaSat , Inc. * (490) (16,851)
Virtu Financial, Inc., Class A (8,144) (187,393)
Visa, Inc., Class A (1,896) (379,143)
Visteon Corp. * (7,184) (497,276)
W R Berkley Corp. (397) (24,277)
Waste Connections, Inc. (311) (32,282)
Wayfair, Inc., Class A * (86) (25,027)
WEC Energy Group, Inc. (6,051) (586,342)
Wells Fargo & Co. (2,294) (53,932)
Western Digital Corp. (7,776) (284,213)
Westinghouse Air Brake
Technologies Corp. (2,088) (129,205)
INVESTMENTS SHARES VALUE ($)
United States - (44.3)% (continued)
Williams Cos., Inc. (The) (17,874) (351,224)
Workday, Inc., Class A * (183) (39,369)
World Wrestling Entertainment,
Inc., Class A (5,839) (236,304)
WW International, Inc. * (1,641) (30,966)
Wynn Resorts Ltd. (5,249) (376,931)
Xcel Energy, Inc. (4,721) (325,796)
XPO Logistics, Inc. * (8,820) (746,700)
Zendesk , Inc. * (2,089) (215,000)
Zscaler , Inc. * (930) (130,842)
Zynga, Inc., Class A * (4,222) (38,505)
(87,281,356)
—
Zambia - (0.2)%
First Quantum Minerals Ltd. (53,895) (480,443)
TOTAL COMMON STOCKS
(Proceeds $(206,876,877)) (169,663,048)
TOTAL SHORT POSITIONS
(Proceeds $(206,876,877)) (169,663,048)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.3%
(Cost $107,040,016) 172,068,569
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.7% ( i ) 25,017,537
NET ASSETS - 100.0% 197,086,106
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (297,937) (0.2) %
Consumer Discretionary 8,011,793 4.1
Consumer Staples 1,987,561 1.0
Energy (4,577,159) (2.3)
Financials 4,719,056 2.4
Health Care 10,598,077 5.4
Industrials (6,489,353) (3.3)
Information Technology 2,201,585 1.1
Materials 652,840 0.3
Real Estate (75,318) 0.0(d)
Utilities (1,354,735) (0.7)
Short-Term Investments 156,692,159 79.5
Total Investments In Securities
At Value 172,068,569 87.3
Other Assets in Excess of
Liabilities (i) 25,017,537 12.7
Net Assets
$ 197,086,106 100.0%

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $136,089,274. In addition,
$2,994,160 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $887,328, which represents approximately 0.45% of net assets of the fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $44,245,411.
(d) Represents less than 0.05% of net assets.
(e) Represents 7-day effective yield as of September 30, 2020.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) Security fair valued as of September 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Written Call Option Contracts (Premium Style) as of September 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
EURO STOXX 50 Index JPMS 4 EUR (127,744) EUR 3,175.00 10/16/2020 $ (3,583)
EURO STOXX 50 Index JPMS 17 EUR (542,914) EUR 3,175.00 11/20/2020 (25,552)
EURO STOXX 50 Index JPMS 5 EUR (159,681) EUR 3,225.00 11/20/2020 (5,809)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 3,300.00 11/20/2020 (1,463)
FTSE 100 Index JPMS 6 GBP (351,966) GBP 5,825.00 11/20/2020 (16,607)
FTSE 100 Index JPMS 3 GBP (175,983) GBP 5,875.00 11/20/2020 (7,200)
FTSE 100 Index JPMS 2 GBP (117,322) GBP 5,900.00 10/16/2020 (2,219)
Nikkei 225 Index JPMS 1 JPY (23,185,120) JPY 22,625.00 10/9/2020 (6,211)
Nikkei 225 Index JPMS 1 JPY (23,185,120) JPY 23,000.00 11/13/2020 (7,396)
S&P 500 Index JPMS 4 USD (1,345,200) USD 3,275.00 11/20/2020 (69,079)
S&P 500 Index JPMS 6 USD (2,017,800) USD 3,330.00 11/20/2020 (82,859)
(227,978)
Written Put Option Contracts (Premium Style) as of September 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
EURO STOXX 50 Index JPMS 18 EUR (574,850) EUR 2,850.00 11/20/2020 $ (6,205)
EURO STOXX 50 Index JPMS 5 EUR (159,681) EUR 2,875.00 11/20/2020 (1,911)
EURO STOXX 50 Index JPMS 17 EUR (542,914) EUR 2,925.00 11/20/2020 (7,973)
EURO STOXX 50 Index JPMS 7 EUR (223,553) EUR 2,950.00 11/20/2020 (3,636)
EURO STOXX 50 Index JPMS 4 EUR (127,744) EUR 2,975.00 10/16/2020 (511)
EURO STOXX 50 Index JPMS 15 EUR (479,042) EUR 3,025.00 10/16/2020 (2,814)
EURO STOXX 50 Index JPMS 20 EUR (638,722) EUR 3,025.00 11/20/2020 (14,046)
EURO STOXX 50 Index JPMS 6 EUR (191,617) EUR 3,050.00 10/16/2020 (1,365)
EURO STOXX 50 Index JPMS 5 EUR (159,681) EUR 3,050.00 11/20/2020 (3,875)
EURO STOXX 50 Index JPMS 4 EUR (127,744) EUR 3,075.00 10/16/2020 (1,097)
EURO STOXX 50 Index JPMS 24 EUR (766,466) EUR 3,100.00 10/16/2020 (7,991)
EURO STOXX 50 Index JPMS 17 EUR (542,914) EUR 3,100.00 11/20/2020 (16,005)
EURO STOXX 50 Index JPMS 6 EUR (191,617) EUR 3,125.00 10/16/2020 (2,420)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 3,125.00 11/20/2020 (2,071)
EURO STOXX 50 Index JPMS 21 EUR (670,658) EUR 3,150.00 10/16/2020 (10,218)
EURO STOXX 50 Index JPMS 5 EUR (159,681) EUR 3,150.00 11/20/2020 (5,681)
EURO STOXX 50 Index JPMS 5 EUR (159,681) EUR 3,175.00 10/16/2020 (2,937)
EURO STOXX 50 Index JPMS 3 EUR (95,808) EUR 3,225.00 11/20/2020 (4,471)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
FTSE 100 Index JPMS 8 GBP (469,288) GBP 5,275.00 11/20/2020 $ (5,678)
FTSE 100 Index JPMS 5 GBP (293,305) GBP 5,400.00 11/20/2020 (4,742)
FTSE 100 Index JPMS 2 GBP (117,322) GBP 5,425.00 11/20/2020 (2,000)
FTSE 100 Index JPMS 3 GBP (175,983) GBP 5,475.00 10/16/2020 (774)
FTSE 100 Index JPMS 1 GBP (58,661) GBP 5,500.00 10/16/2020 (284)
FTSE 100 Index JPMS 6 GBP (351,966) GBP 5,550.00 11/20/2020 (8,013)
FTSE 100 Index JPMS 2 GBP (117,322) GBP 5,575.00 10/16/2020 (774)
FTSE 100 Index JPMS 3 GBP (175,983) GBP 5,575.00 11/20/2020 (4,239)
FTSE 100 Index JPMS 5 GBP (293,305) GBP 5,600.00 10/16/2020 (2,194)
FTSE 100 Index JPMS 2 GBP (117,322) GBP 5,625.00 10/16/2020 (981)
FTSE 100 Index JPMS 3 GBP (175,983) GBP 5,675.00 10/16/2020 (1,839)
FTSE 100 Index JPMS 5 GBP (293,305) GBP 5,675.00 11/20/2020 (8,839)
FTSE 100 Index JPMS 4 GBP (234,644) GBP 5,700.00 10/16/2020 (2,761)
FTSE 100 Index JPMS 3 GBP (175,983) GBP 5,725.00 11/20/2020 (5,923)
FTSE 100 Index JPMS 2 GBP (117,322) GBP 5,750.00 10/16/2020 (1,716)
FTSE 100 Index JPMS 2 GBP (117,322) GBP 5,775.00 10/16/2020 (1,923)
FTSE 100 Index JPMS 4 GBP (234,644) GBP 5,800.00 10/16/2020 (4,284)
FTSE 100 Index JPMS 2 GBP (117,322) GBP 5,875.00 10/16/2020 (2,903)
FTSE 100 Index JPMS 5 GBP (293,305) GBP 5,900.00 10/16/2020 (8,001)
Nikkei 225 Index JPMS 2 JPY (46,370,240) JPY 20,875.00 11/13/2020 (2,939)
Nikkei 225 Index JPMS 3 JPY (69,555,360) JPY 21,375.00 11/13/2020 (5,974)
Nikkei 225 Index JPMS 3 JPY (69,555,360) JPY 21,875.00 11/13/2020 (8,249)
Nikkei 225 Index JPMS 3 JPY (69,555,360) JPY 22,250.00 10/9/2020 (1,422)
Nikkei 225 Index JPMS 1 JPY (23,185,120) JPY 22,250.00 11/13/2020 (3,461)
Nikkei 225 Index JPMS 1 JPY (23,185,120) JPY 22,500.00 10/9/2020 (702)
Nikkei 225 Index JPMS 1 JPY (23,185,120) JPY 22,500.00 11/13/2020 (4,125)
Nikkei 225 Index JPMS 1 JPY (23,185,120) JPY 22,750.00 10/9/2020 (1,090)
S&P 500 Index JPMS 5 USD (1,681,500) USD 2,940.00 11/20/2020 (14,560)
S&P 500 Index JPMS 6 USD (2,017,800) USD 2,990.00 11/20/2020 (22,038)
S&P 500 Index JPMS 5 USD (1,681,500) USD 3,020.00 11/20/2020 (20,650)
S&P 500 Index JPMS 4 USD (1,345,200) USD 3,060.00 11/20/2020 (19,180)
S&P 500 Index JPMS 7 USD (2,354,100) USD 3,075.00 11/20/2020 (38,185)
S&P 500 Index JPMS 3 USD (1,008,900) USD 3,085.00 10/16/2020 (2,382)
S&P 500 Index JPMS 4 USD (1,345,200) USD 3,100.00 10/16/2020 (4,508)
S&P 500 Index JPMS 5 USD (1,681,500) USD 3,100.00 11/20/2020 (28,410)
S&P 500 Index JPMS 3 USD (1,008,900) USD 3,110.00 10/16/2020 (3,417)
S&P 500 Index JPMS 3 USD (1,008,900) USD 3,120.00 10/16/2020 (3,657)
S&P 500 Index JPMS 1 USD (336,300) USD 3,125.00 10/16/2020 (1,020)
S&P 500 Index JPMS 2 USD (672,600) USD 3,135.00 10/16/2020 (2,080)
S&P 500 Index JPMS 3 USD (1,008,900) USD 3,140.00 10/16/2020 (4,065)
S&P 500 Index JPMS 10 USD (3,363,000) USD 3,160.00 11/20/2020 (72,099)
S&P 500 Index JPMS 7 USD (2,354,100) USD 3,170.00 10/16/2020 (12,180)
S&P 500 Index JPMS 7 USD (2,354,100) USD 3,180.00 10/16/2020 (11,606)
S&P 500 Index JPMS 5 USD (1,681,500) USD 3,190.00 11/20/2020 (38,030)
S&P 500 Index JPMS 2 USD (672,600) USD 3,200.00 10/16/2020 (4,700)
S&P 500 Index JPMS 1 USD (336,300) USD 3,205.00 10/16/2020 (2,025)
S&P 500 Index JPMS 7 USD (2,354,100) USD 3,230.00 10/16/2020 (16,975)
S&P 500 Index JPMS 3 USD (1,008,900) USD 3,240.00 10/16/2020 (7,815)
S&P 500 Index JPMS 7 USD (2,354,100) USD 3,240.00 11/20/2020 (58,310)
S&P 500 Index JPMS 3 USD (1,008,900) USD 3,250.00 10/16/2020 (10,068)
S&P 500 Index JPMS 3 USD (1,008,900) USD 3,260.00 10/16/2020 (10,782)
S&P 500 Index JPMS 4 USD (1,345,200) USD 3,260.00 11/20/2020 (38,528)
(638,327)
Total Written Option Contracts (Premium Style) (Premiums Received ($1,283,510)) $ (866,305)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
Written Call Option Contracts (Futures Style) as of September 30, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund December
Futures JPMS 3 EUR (300,000) EUR 173.00 10/23/2020 $ (1,892)
Euro-Bund December
Futures JPMS 11 EUR (1,100,000) EUR 173.50 10/23/2020 (4,358)
Euro-Bund December
Futures JPMS 3 EUR (300,000) EUR 174.00 10/23/2020 731
Euro-Bund December
Futures JPMS 27 EUR (2,700,000) EUR 174.50 10/23/2020 3,548
Euro-Bund December
Futures JPMS 8 EUR (800,000) EUR 175.00 10/23/2020 535
Euro-Bund December
Futures JPMS 11 EUR (1,100,000) EUR 175.50 10/23/2020 4,665
Euro-Bund December
Futures JPMS 4 EUR (400,000) EUR 174.50 11/20/2020 510
Euro-Bund December
Futures JPMS 8 EUR (800,000) EUR 175.00 11/20/2020 1,113
Euro-Bund December
Futures JPMS 12 EUR (1,200,000) EUR 176.00 11/20/2020 1,669
$ 6,521
Written Put Option Contracts (Futures Style) as of September 30, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund December
Futures JPMS 8 EUR (800,000) EUR 172.50 10/23/2020 $ 8,595
Euro-Bund December
Futures JPMS 12 EUR (1,200,000) EUR 173.00 10/23/2020 11,807
Euro-Bund December
Futures JPMS 6 EUR (600,000) EUR 173.50 10/23/2020 6,389
Euro-Bund December
Futures JPMS 5 EUR (500,000) EUR 174.00 10/23/2020 4,908
Euro-Bund December
Futures JPMS 1 EUR (100,000) EUR 174.50 10/23/2020 812
Euro-Bund December
Futures JPMS 8 EUR (800,000) EUR 173.00 11/20/2020 1,668
Euro-Bund December
Futures JPMS 8 EUR (800,000) EUR 173.50 11/20/2020 1,853
Euro-Bund December
Futures JPMS 4 EUR (400,000) EUR 174.50 11/20/2020 1,019
$ 37,051
Total Written Option Contracts (Futures Style) $ 43,572

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(-0.07%) Monthly BANA 12/16/2020 AUD (5,494,457) $ 59,703
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.27%) Monthly BANA 12/16/2020 EUR (3,996,309) 101,623
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.07%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2020 EUR 9,343,009 254,042
415,368
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 12/18/2020 CHF 25,561,840 (732,855)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2020 CAD 1,235,146 (10,157)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.18%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2020 HKD 40,352,468 (195,653)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.07%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2020 EUR 2,117,758 (47,457)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.35%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2020 SEK 8,907,153 $ (2,557)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.07%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2020 CHF 1,713,715 (4,047)
(992,726)
$ (577,358)
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 95 10/2020 EUR $ 12,198,193 $ (172,337)
CAC 40 10 Euro Index 74 10/2020 EUR 4,165,410 (178,702)
Hang Seng Index 10 10/2020 HKD 1,511,603 3,114
IBEX 35 Index 69 10/2020 EUR 5,444,830 (119,764)
OMXS30 Index 371 10/2020 SEK 7,586,033 30,864
Australia 10 Year Bond 578 12/2020 AUD 61,847,507 596,755
Australia 3 Year Bond 766 12/2020 AUD 64,359,847 159,543
Canada 10 Year Bond 238 12/2020 CAD 27,134,377 (25,125)
DJIA CBOT E-Mini Index 14 12/2020 USD 1,936,480 17,655
Euro- Bobl 20 12/2020 EUR 3,169,601 (907)
Euro-BTP 46 12/2020 EUR 7,959,388 63,875
Euro- Buxl 7 12/2020 EUR 1,827,569 10,308
Euro-OAT 36 12/2020 EUR 7,114,192 55,854
Japan 10 Year Bond 121 12/2020 JPY 174,515,810 291,546
MSCI EAFE E-Mini Index 8 12/2020 USD 741,280 (17,238)
NASDAQ 100 E-Mini Index 7 12/2020 USD 1,597,015 47,943
Nikkei 225 Index 15 12/2020 JPY 3,298,251 24,983
Russell 2000 E-Mini Index 18 12/2020 USD 1,353,960 947
S&P Midcap 400 E-Mini Index 3 12/2020 USD 556,770 (5,219)
S&P/TSX 60 Index 50 12/2020 CAD 7,220,908 (10,352)
TOPIX Index 266 12/2020 JPY 40,997,772 703,810
U.S. Treasury 10 Year Note 511 12/2020 USD 71,300,469 120,280
U.S. Treasury 2 Year Note 164 12/2020 USD 36,237,594 11,087
U.S. Treasury 5 Year Note 269 12/2020 USD 33,902,406 41,552
U.S. Treasury Long Bond 39 12/2020 USD 6,874,969 (6,736)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
U.S. Treasury Ultra Bond 21 12/2020 USD $ 4,658,063 $ (2,704)
1,641,032
Short Contracts
DAX Index (39) 12/2020 EUR (14,608,170) 433,758
EURO STOXX 50 Index (795) 12/2020 EUR (29,771,202) 621,708
Euro-Bund (553) 12/2020 EUR (113,152,635) (1,216,532)
Euro-Schatz (175) 12/2020 EUR (23,039,522) (14,988)
FTSE 100 Index (29) 12/2020 GBP (2,185,898) 20,605
FTSE/MIB Index (137) 12/2020 EUR (15,231,327) 477,704
Long Gilt (231) 12/2020 GBP (40,570,423) (180,193)
S&P 500 E-Mini Index (75) 12/2020 USD (12,570,000) (237,101)
SPI 200 Index (256) 12/2020 AUD (26,596,368) 405,166
310,127
$ 1,951,159
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 136,000 USD 96,688 CITI 12/16/2020 $ 743
AUD 136,000 USD 96,688 JPMC 12/16/2020 743
CAD 1,296,500 USD 973,927 CITI 12/16/2020 95
CAD 1,296,500 USD 973,928 JPMC 12/16/2020 94
EUR 274,500 USD 321,765 CITI 12/16/2020 639
EUR 274,500 USD 321,765 JPMC 12/16/2020 639
GBP 882,500 USD 1,131,096 CITI 12/16/2020 8,212
GBP 882,500 USD 1,131,097 JPMC 12/16/2020 8,211
JPY 1,547,227,504 USD 14,597,637 CITI 12/16/2020 88,611
JPY 1,547,227,496 USD 14,597,655 JPMC 12/16/2020 88,592
NOK 13,764,214 USD 1,459,009 CITI 12/16/2020 16,962
NOK 13,764,214 USD 1,459,011 JPMC 12/16/2020 16,960
NZD 6,484,000 USD 4,237,197 CITI 12/16/2020 52,001
NZD 6,484,000 USD 4,237,202 JPMC 12/16/2020 51,996
SEK 87,875,500 USD 9,705,834 CITI 12/16/2020 115,925
SEK 87,875,500 USD 9,705,846 JPMC 12/16/2020 115,911
USD 1,275,411 AUD 1,768,000 CITI 12/16/2020 8,815
USD 1,275,409 AUD 1,768,000 JPMC 12/16/2020 8,814
USD 27,754,766 CAD 36,470,006 CITI 12/16/2020 355,956
USD 27,754,723 CAD 36,469,994 JPMC 12/16/2020 355,923
USD 13,958,078 CHF 12,658,500 CITI 12/16/2020 182,137
USD 13,958,061 CHF 12,658,500 JPMC 12/16/2020 182,120
USD 1,056,162 DKK 6,643,500 CITI 12/16/2020 8,271
USD 1,056,160 DKK 6,643,500 JPMC 12/16/2020 8,269
USD 20,416,599 EUR 17,151,512 CITI 12/16/2020 271,891
USD 20,416,545 EUR 17,151,488 JPMC 12/16/2020 271,865
USD 5,654,818 GBP 4,350,500 CITI 12/16/2020 38,322
USD 5,654,811 GBP 4,350,500 JPMC 12/16/2020 38,315
USD 20,833,011 NOK 184,270,012 CITI 12/16/2020 1,073,273
USD 20,832,982 NOK 184,269,988 JPMC 12/16/2020 1,073,248
USD 6,683,783 NZD 10,001,250 CITI 12/16/2020 67,905
USD 6,683,776 NZD 10,001,252 JPMC 12/16/2020 67,897
USD 5,471,630 SEK 47,887,000 CITI 12/16/2020 119,347

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,471,624 SEK 47,887,000 JPMC 12/16/2020 $ 119,341
Total unrealized appreciation 4,818,043
AUD 34,864,994 USD 25,328,603 CITI 12/16/2020 (351,320)
AUD 34,865,006 USD 25,328,644 JPMC 12/16/2020 (351,354)
CAD 8,764,000 USD 6,677,505 CITI 12/16/2020 (93,377)
CAD 8,764,000 USD 6,677,513 JPMC 12/16/2020 (93,385)
CHF 4,867,000 USD 5,381,089 CITI 12/16/2020 (84,451)
CHF 4,867,000 USD 5,381,095 JPMC 12/16/2020 (84,455)
DKK 73,000 USD 11,746 CITI 12/16/2020 (231)
DKK 73,000 USD 11,746 JPMC 12/16/2020 (231)
EUR 29,797,502 USD 35,426,577 CITI 12/16/2020 (428,963)
EUR 29,797,498 USD 35,426,617 JPMC 12/16/2020 (429,006)
GBP 28,265,504 USD 37,399,407 CITI 12/16/2020 (908,640)
GBP 28,265,496 USD 37,399,443 JPMC 12/16/2020 (908,687)
JPY 494,577,500 USD 4,709,883 CITI 12/16/2020 (15,366)
JPY 494,577,500 USD 4,709,889 JPMC 12/16/2020 (15,371)
NOK 60,157,786 USD 6,573,854 CITI 12/16/2020 (122,988)
NOK 60,157,786 USD 6,573,863 JPMC 12/16/2020 (122,992)
NZD 21,498,998 USD 14,420,633 CITI 12/16/2020 (198,937)
NZD 21,499,002 USD 14,420,654 JPMC 12/16/2020 (198,959)
SEK 81,730,500 USD 9,354,604 CITI 12/16/2020 (219,666)
SEK 81,730,500 USD 9,354,616 JPMC 12/16/2020 (219,679)
SGD 90,500 USD 66,517 CITI 12/16/2020 (212)
SGD 90,500 USD 66,517 JPMC 12/16/2020 (213)
USD 4,454,172 AUD 6,312,500 CITI 12/16/2020 (68,102)
USD 4,454,166 AUD 6,312,500 JPMC 12/16/2020 (68,109)
USD 4,587,355 CAD 6,131,500 CITI 12/16/2020 (19,054)
USD 4,587,350 CAD 6,131,500 JPMC 12/16/2020 (19,061)
USD 932,548 CHF 861,000 CITI 12/16/2020 (4,458)
USD 932,546 CHF 861,000 JPMC 12/16/2020 (4,459)
USD 2,827 DKK 18,000 CITI 12/16/2020 (12)
USD 2,827 DKK 18,000 JPMC 12/16/2020 (12)
USD 2,519,766 EUR 2,159,000 CITI 12/16/2020 (16,012)
USD 2,519,763 EUR 2,159,000 JPMC 12/16/2020 (16,015)
USD 17,741,541 GBP 13,798,996 CITI 12/16/2020 (72,962)
USD 17,741,529 GBP 13,799,004 JPMC 12/16/2020 (72,984)
USD 7,907,445 JPY 838,540,008 CITI 12/16/2020 (51,958)
USD 7,907,435 JPY 838,540,000 JPMC 12/16/2020 (51,967)
USD 1,219,190 NOK 11,552,000 CITI 12/16/2020 (19,559)
USD 1,219,188 NOK 11,552,000 JPMC 12/16/2020 (19,562)
USD 5,478,622 NZD 8,361,748 CITI 12/16/2020 (52,715)
USD 5,478,617 NZD 8,361,750 JPMC 12/16/2020 (52,722)
USD 1,906,348 SEK 17,299,500 CITI 12/16/2020 (27,200)
USD 1,906,345 SEK 17,299,500 JPMC 12/16/2020 (27,203)
USD 130,207 SGD 178,000 CITI 12/16/2020 (205)
USD 130,207 SGD 178,000 JPMC 12/16/2020 (205)
Total unrealized depreciation (5,513,019)
Net unrealized depreciation $ (694,976)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 123.2%
COMMON STOCKS - 36.1%
Airlines - 0.0% (a)
Air Canada (Canada) *(b)
668 7,871
Gol Linhas Aereas Inteligentes SA,
ADR (Brazil) *(b) 15,190 92,659
100,530
Auto Components - 0.0% (a)
Keihin Corp. (Japan) (2)*
33 811
Showa Corp. (Japan) (2)*
52 1,132
1,943
Automobiles - 0.8%
Li Auto, Inc., ADR (China) *
866 15,060
Tesla, Inc. *(b)
11,390 4,886,424
XPeng, Inc., ADR (China) *
18,848 378,279
5,279,763
Banks - 0.1%
Patriot National Bancorp, Inc.
17,287 112,539
PNBK Holdings LLC, Class A
(3)*(c)(d) 2,090,900 303,682
PNBK Holdings LLC, Class B
(3)*(c)(d) 3,218 –
416,221
Biotechnology - 0.3%
Annexon, Inc. *
866 26,179
Apellis Pharmaceuticals, Inc. *(b)
617 18,615
Bridgebio Pharma, Inc. *(b)
421 15,796
CureVac NV (Germany) *
2,989 139,138
Dyne Therapeutics, Inc. *
1,484 29,962
Freeline Therapeutics Holdings plc,
ADR (United Kingdom) * 866 13,518
Inhibrx, Inc. *
752 13,536
Inozyme Pharma, Inc. *
216 5,679
Kymera Therapeutics, Inc. *
376 12,149
Ligand Pharmaceuticals, Inc. *(b)
101 9,627
Nurix Therapeutics, Inc. *
433 15,116
Poseida Therapeutics, Inc. *
1,732 15,363
Precigen, Inc. *(b)
17,632 61,712
Prelude Therapeutics, Inc. *
1,472 44,351
Relay Therapeutics, Inc. *
1,732 73,766
Taysha Gene Therapies, Inc. *
147 3,293
Verastem, Inc. *(b)
1,190,777 1,440,840
1,938,640
Capital Markets - 25.8%
Alpha Healthcare Acquisition Corp.
* 140,000 1,388,800
BowX Acquisition Corp. *
284,800 2,922,048
Capstar Special Purpose
Acquisition Corp., Class A * 292,000 2,870,360
CC Neuberger Principal Holdings
II * 508,200 5,249,706
CF Finance Acquisition Corp. II (2)*
278,000 2,782,780
INVESTMENTS SHARES VALUE ($)
Capital Markets - 25.8% (continued)
Churchill Capital Corp. IV *
726,000 7,274,520
CM Life Sciences, Inc. *
512,640 5,367,341
Collective Growth Corp., Class A *
150,300 1,481,958
Deerfield Healthcare Technology
Acquisitions Corp. * 3 32
Deerfield Healthcare Technology
Acquisitions Corp., Class A * 1,665 17,482
DFP Healthcare Acquisitions Corp.,
Class A * 7,500 77,700
dMY Technology Group, Inc. II *
113,920 1,165,402
E.Merge Technology Acquisition
Corp. * 365,000 3,671,900
East Resources Acquisition Co.,
Class A * 438,000 4,301,160
Equity Distribution Acquisition Corp.
* 284,800 2,933,440
Executive Network Partnering
Corp. * 152,000 3,838,000
Falcon Capital Acquisition Corp. *
56,960 586,118
Fast Acquisition Corp. *
712,000 7,098,640
Fintech Acquisition Corp. IV *
203,190 2,080,666
Foley Trasimene Acquisition Corp.,
Class A * 100,000 1,036,000
Foley Trasimene Acquisition Corp.
II * 945,500 9,644,100
Fortress Value Acquisition Corp. II *
199,360 2,053,448
Forum Merger III Corp. *
455,680 4,761,856
Fusion Acquisition Corp., Class A *
410,000 4,030,300
GigCapital2, Inc. *
3,000 30,480
GigCapital3, Inc. *
360,000 3,582,000
GO Acquisition Corp. *
569,600 5,741,568
Gores Holdings V, Inc. *
284,800 2,947,680
Greenrose Acquisition Corp. *
90,000 879,300
Greenvision Acquisition Corp.
(China) * 19,500 195,780
GS Acquisition Holdings Corp. II,
Class A * 82,000 882,320
Holicity, Inc. *
341,760 3,537,216
Hudson Executive Investment
Corp., Class A * 100,000 982,500
Industrial Tech Acquisitions, Inc.
(2)* 140,000 1,400,000
Insu Acquisition Corp. II *
227,840 2,360,422
InterPrivate Acquisition Corp. *
137,500 1,375,000
Juniper Industrial Holdings, Inc.,
Class A * 100,000 1,046,000
LGL Systems Acquisition Corp.,
Class A * 28,750 288,075
Lion Group Holding Ltd. (Hong
Kong) * 8,000 18,000
Lionheart Acquisition Corp. II *
598,080 5,956,877
Live Oak Acquisition Corp., Class
A * 200,000 2,016,000
Longevity Acquisition Corp. (China)
(2)* 125,000 28,750
Longview Acquisition Corp., Class
A * 100,000 982,000
NavSight Holdings, Inc. *
569,600 5,730,176

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 25.8% (continued)
New Providence Acquisition Corp.,
Class A * 50,000 503,500
NewHold Investment Corp. *
333,360 3,353,602
North Mountain Merger Corp. *
154,020 1,571,004
Northern Genesis Acquisition Corp.
* 712,000 7,112,880
Panacea Acquisition Corp. *
2 24
Panacea Acquisition Corp., Class
A * 37,998 425,502
Penson Worldwide, Inc. (3)*(c)
(212,307) –
Pershing Square Tontine Holdings
Ltd., Class A * 202,500 4,594,725
PMV Consumer Acquisition Corp. *
292,000 2,917,080
Property Solutions Acquisition
Corp. * 401,500 3,938,715
RMG Acquisition Corp., Class A *
100,000 1,069,000
ROTH CH ACQUISITION I CO. *
84,000 835,800
Sandbridge Acquisition Corp. *
349,700 3,490,635
Software Acquisition Group, Inc. II *
538,000 5,353,100
Star Peak Energy Transition Corp. *
712,000 7,298,000
Starboard Value Acquisition Corp. *
256,320 2,586,269
StepStone Group, Inc., Class A *
55,658 1,481,059
Tailwind Acquisition Corp. *
626,560 6,296,928
Tuscan Holdings Corp. *
95,000 967,100
Tuscan Holdings Corp. II *
40,000 402,800
TWC Tech Holdings II Corp. *
398,720 4,039,034
Vistas Media Acquisition Co., Inc. *
130,690 1,326,503
176,177,161
Commercial Services & Supplies - 0.9%
Advanced Disposal Services, Inc. *
204,289 6,175,657
Montrose Environmental Group,
Inc. * 866 20,628
6,196,285
Communications Equipment - 0.9%
Acacia Communications, Inc. * 91,829 6,189,275
Diversified Consumer Services - 0.0% (a)
Vasta Platform Ltd. (Brazil) * 866 13,362
Diversified Financial Services - 0.0% (a)
Voya Financial, Inc. (b) 433 20,754
Diversified Telecommunication Services - 0.0% (a)
Chindata Group Holdings Ltd., ADR
(China) * 3,685 59,807
Entertainment - 0.4%
Bilibili, Inc., ADR (China) *(b)
44,525 1,852,240
iQIYI, Inc., ADR (China) *(b)
1,450 32,741
Live Nation Entertainment, Inc. *(b)
19,000 1,023,720
2,908,701
Food Products - 0.0% (a)
Vital Farms, Inc. * 866 35,099
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 0.1%
Acutus Medical, Inc. *
4,330 129,034
China Medical Technologies, Inc.,
ADR (China) (3)*(c) 4,931 –
Integra LifeSciences Holdings
Corp. *(b) 3,591 169,567
Outset Medical, Inc. *
1,850 92,500
391,101
Health Care Providers & Services - 0.2%
Oak Street Health, Inc. * 21,650 1,156,976
Health Care Technology - 0.0% (a)
Accolade, Inc. *
500 19,435
American Well Corp., Class A *
2,226 65,979
GoodRx Holdings, Inc., Class A *
2,205 122,598
208,012
Hotels, Restaurants & Leisure - 0.7%
Accel Entertainment, Inc. *
16,666 178,493
Caesars Entertainment, Inc. *
14 785
NetEnt AB (Sweden) (2)*
569,668 4,831,709
5,010,987
Insurance - 0.0% (a)
GoHealth, Inc., Class A *
4,330 56,398
Lemonade, Inc. *
1,000 49,720
Trean Insurance Group, Inc. *
17,320 264,130
370,248
Internet & Direct Marketing Retail - 2.2%
Alibaba Group Holding Ltd., ADR
(China) *(b) 5,300 1,558,094
Booking Holdings, Inc. *(b)
1,939 3,317,008
Grubhub, Inc. *
92,529 6,692,623
Pinduoduo, Inc., ADR (China) *(b)
2 148
Wayfair, Inc., Class A *(b)
10,903 3,172,882
14,740,755
IT Services - 0.3%
BigCommerce Holdings, Inc.,
Series 1 * 1,732 144,276
Euronet Worldwide, Inc. *(b)
391 35,620
KBR, Inc. (b)
152 3,399
Repay Holdings Corp. *
31,871 748,968
Sabre Corp. (b)
7,819 50,902
Snowflake, Inc., Class A *
3,710 931,210
Wix.com Ltd. (Israel) *(b)
1,259 320,856
2,235,231
Life Sciences Tools & Services - 0.2%
Berkeley Lights, Inc. *
1,732 132,255
Illumina, Inc. *(b)
3,150 973,602
1,105,857
Media - 0.0% (a)
Sirius XM Holdings, Inc. (b) 221 1,184

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 0.0% (a)
Endeavour Mining Corp. (Ivory
Coast) * 10 249
SSR Mining, Inc. (Canada) *
20 373
622
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Blackstone Mortgage Trust, Inc.,
Class A (b) 4,055 89,088
Chimera Investment Corp. (b)
807,692 6,623,075
6,712,163
Pharmaceuticals - 0.0% (a)
Harmony Biosciences Holdings,
Inc. * 376 12,746
Jazz Pharmaceuticals plc *(b)
438 62,455
75,201
Professional Services - 0.0% (a)
Dun & Bradstreet Holdings, Inc. * 1,000 25,660
Real Estate Management & Development - 0.0% (a)
KE Holdings, Inc., ADR (China) * 747 45,791
Road & Rail - 0.0% (a)
Lyft, Inc., Class A *(b) 3,484 95,984
Semiconductors & Semiconductor Equipment - 0.0% (a)
Impinj, Inc. *(b) 222 5,850
Software - 0.2%
Atlassian Corp. plc, Class A *(b)
208 37,813
Bentley Systems, Inc., Class B *
147 4,616
Cloudflare, Inc., Class A *(b)
483 19,832
Duck Creek Technologies, Inc. *
747 33,936
Jamf Holding Corp. *
866 32,570
JFrog Ltd. (Israel) *
2,226 188,431
LivePerson, Inc. *(b)
11,971 622,372
nCino, Inc. *
866 69,003
Palo Alto Networks, Inc. *(b)
516 126,291
Splunk, Inc. *(b)
2 376
Sumo Logic, Inc. *
3,710 80,878
Unity Software, Inc. *
729 63,627
Vertex, Inc., Class A *
866 19,918
1,299,663
Specialty Retail - 0.8%
Burlington Stores, Inc. *(b)
8,793 1,812,149
Dick's Sporting Goods, Inc. (b)
61,000 3,530,680
5,342,829
Technology Hardware, Storage & Peripherals - 0.0% (a)
Corsair Gaming, Inc. *
2,205 44,321
Western Digital Corp. (b)
1,044 38,158
82,479
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 1.2%
Cleveland Unlimited (3)*(c)(d)
1 279,657
NTT DOCOMO, Inc. (Japan) (2)
222,889 8,190,306
8,469,963
TOTAL COMMON STOCKS
(Cost $237,135,229) 246,714,097
PREFERRED STOCKS - 0.1%
Banks - 0.1%
FB Corp., Class C, (3)*(c)(d)
(Cost $–) 786 563,687
CONVERTIBLE PREFERRED STOCKS - 7.0%
Auto Components - 0.4%
Aptiv plc
Series A, $100 par, 5.50%,
6/15/2023 (2) 22,775 2,595,211
Commercial Services & Supplies - 0.8%
GFL Environmental, Inc. (Canada)
$50 par, 6.00%, 3/15/2023
(2)(b) 97,400 5,189,472
Diversified Financial Services - 0.4%
2020 Mandatory Exchangeable Trust
$1,000 par, 6.50%, 5/16/2023
(2)(b)(e) 2,350 3,122,198
Electric Utilities - 0.9%
NextEra Energy, Inc.
$50 par, 4.87%, 9/1/2022 (2)
(b) 50,000 2,718,867
$50 par, 6.22%, 9/1/2023
(2)*(b) 35,950 1,710,501
PG&E Corp.
$100 par, 5.50%, 8/16/2023
(2)(b) 18,725 1,830,369
6,259,737
Electronic Equipment, Instruments & Components - 1.8%
II-VI, Inc.
Series A, $200 par, 6.00%,
7/1/2023 (2)(b) 64,456 12,166,070
Equity Real Estate Investment Trusts (REITs) - 0.2%
QTS Realty Trust, Inc.
Series B, $100 par, 6.50% (2)
(b)(f) 9,525 1,350,557
Health Care Technology - 0.1%
Change Healthcare, Inc.
$50 par, 6.00%, 6/30/2022
(2)(b) 14,475 773,254
IT Services - 1.0%
Sabre Corp.
$100 par, 6.50%, 9/1/2023
(2)*(b) 74,050 6,894,055

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Machinery - 0.2%
Colfax Corp.
$100 par, 5.75%, 1/15/2022
(2)(b) 2,075 278,486
Fortive Corp.
Series A, $1,000 par, 5.00%,
7/1/2021 (2)(b) 875 826,755
1,105,241
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.
Series B, $50 par, 7.00%,
9/1/2021 (2)(b) 39,775 1,454,717
DTE Energy Co.
$50 par, 6.25%, 11/1/2022
(2)(b) 43,400 1,974,543
Sempra Energy
Series A, $100 par, 6.00%,
1/15/2021 (2)(b) 7,925 783,119
4,212,379
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.
Series A, $1,000 par, 5.50%
(2)(b)(f)(g) 949 934,510
Wireless Telecommunication Services - 0.5%
2020 Cash Mandatory Exchangeable Trust
$1,000 par, 5.25%, 6/1/2023
(2)*(b)(e) 2,925 3,146,656
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $46,723,837) 47,749,340
CLOSED END FUNDS - 4.3%
Aberdeen Emerging Markets Equity
Income Fund, Inc. 12,342 79,976
Aberdeen Global Dynamic Dividend
Fund 1,064 9,799
Aberdeen Global Premier
Properties Fund 8,732 40,254
Aberdeen Total Dynamic Dividend
Fund 50,063 397,500
Adams Diversified Equity Fund, Inc.
17,739 287,549
Advent Convertible and Income
Fund 13,605 187,885
AllianceBernstein Global High
Income Fund, Inc. 24,987 262,613
AllianzGI Diversified Income &
Convertible Fund 2,790 70,699
AllianzGI Dividend Interest &
Premium Strategy Fund 27,936 329,645
AllianzGI Equity & Convertible
Income Fund 18,570 450,880
Apollo Senior Floating Rate Fund,
Inc. 24,868 318,808
Apollo Tactical Income Fund, Inc.
24,032 305,447
Ares Dynamic Credit Allocation
Fund, Inc. 26,675 338,239
Bancroft Fund Ltd.
250 6,212
Barings Global Short Duration High
Yield Fund 19,365 257,942
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.3% (continued)
BlackRock California Municipal
Income Trust 18,068 238,317
BlackRock Energy and Resources
Trust 30,293 180,849
BlackRock Enhanced Capital and
Income Fund, Inc. 28,660 443,084
BlackRock Enhanced Equity
Dividend Trust 74,725 546,240
BlackRock Enhanced Global
Dividend Trust 39,310 376,197
BlackRock Enhanced International
Dividend Trust 8,165 43,030
BlackRock Floating Rate Income
Strategies Fund, Inc. 36,123 415,414
BlackRock Floating Rate Income
Trust 26,140 293,552
BlackRock Multi-Sector Income
Trust 1,729 27,284
BlackRock Municipal Income
Investment Trust 4,092 53,032
BlackRock MuniHoldings Fund, Inc.
2,140 32,549
BlackRock MuniHoldings
Investment Quality Fund 578 7,751
BlackRock MuniHoldings Quality
Fund, Inc. 2,410 31,041
BlackRock MuniVest Fund II, Inc.
5,485 76,461
BlackRock MuniVest Fund, Inc.
29,372 254,949
BlackRock MuniYield California
Fund, Inc. 964 13,351
BlackRock MuniYield Fund, Inc.
20,956 281,230
BlackRock MuniYield Investment
Fund 2,261 30,230
BlackRock MuniYield New Jersey
Fund, Inc. 783 10,798
BlackRock MuniYield Pennsylvania
Quality Fund 12,227 170,078
BlackRock Resources &
Commodities Strategy Trust 63,540 378,063
Blackstone/GSO Long-Short Credit
Income Fund 20,602 264,942
Blackstone/GSO Senior Floating
Rate Term Fund 26,096 359,081
Blackstone/GSO Strategic Credit
Fund 35,935 439,126
BNY Mellon Strategic Municipal
Bond Fund, Inc. 9,316 67,914
Boulder Growth & Income Fund,
Inc. 11,678 116,780
Brookfield Real Assets Income
Fund, Inc. 29,053 479,956
Calamos Convertible and High
Income Fund 23,526 274,548
Calamos Convertible Opportunities
and Income Fund 24,027 264,537
Calamos Dynamic Convertible &
Income Fund 3,114 71,248
CBRE Clarion Global Real Estate
Income Fund 90,770 542,805
Central Securities Corp.
3,977 115,293
Clough Global Equity Fund
17,082 191,489

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.3% (continued)
Clough Global Opportunities Fund
49,118 458,762
Cohen & Steers Quality Income
Realty Fund, Inc. 39,201 435,523
Cohen & Steers REIT and
Preferred and Income Fund, Inc. 9,725 196,348
Delaware Investments Minnesota
Municipal Income Fund II, Inc. 8,207 106,691
Dividend and Income Fund
3,298 30,012
DTF Tax-Free Income, Inc.
10,348 149,425
DWS Municipal Income Trust
22,089 244,746
DWS Strategic Municipal Income
Trust 5,181 56,214
Eaton Vance Floating-Rate Income
Trust 35,007 415,883
Eaton Vance Ltd. Duration Income
Fund 4,644 52,524
Eaton Vance Municipal Income
Trust 94 1,204
Eaton Vance National Municipal
Opportunities Trust 3,472 69,579
Eaton Vance Senior Floating-Rate
Trust 31,551 366,938
Eaton Vance Short Duration
Diversified Income Fund 4,385 50,208
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 52,134 445,224
Eaton Vance Tax-Advantaged
Global Dividend Income Fund 32,430 482,234
Eaton Vance Tax-Advantaged
Global Dividend Opportunities Fund 3,877 80,603
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 69,249 509,673
Federated Hermes Premier
Municipal Income Fund 12,399 176,934
First Eagle Senior Loan Fund
1,086 13,466
First Trust Dynamic Europe Equity
Income Fund 23,922 240,416
First Trust Energy Income and
Growth Fund 32,138 291,170
First Trust Senior Floating Rate
2022 Target Term Fund 11,696 98,714
First Trust Senior Floating Rate
Income Fund II 17 186
Gabelli Dividend & Income Trust
(The) 39,197 719,265
Gabelli Healthcare & WellnessRx
Trust (The) 12,488 128,876
GAMCO Natural Resources Gold &
Income Trust 7,811 38,586
GDL Fund (The)
7,528 63,085
General American Investors Co.,
Inc. 8,922 302,902
Guggenheim Enhanced Equity
Income Fund 51,809 282,359
Highland Global Allocation Fund
9,208 57,090
Invesco Advantage Municipal
Income Trust II 6,376 68,925
Invesco California Value Municipal
Income Trust 23,963 299,298
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.3% (continued)
Invesco Dynamic Credit
Opportunities Fund 58,137 535,442
Invesco Municipal Trust
501 6,017
Invesco Pennsylvania Value
Municipal Income Trust 4,025 49,346
Invesco Quality Municipal Income
Trust 3,543 43,791
Invesco Trust for Investment Grade
New York Municipals 9,992 123,701
Invesco Value Municipal Income
Trust 8,051 118,430
Ivy High Income Opportunities Fund
2,285 27,191
John Hancock Hedged Equity &
Income Fund 2,361 24,932
John Hancock Tax-Advantaged
Dividend Income Fund 3,830 73,115
KKR Income Opportunities Fund
17,281 233,812
Lazard Global Total Return and
Income Fund, Inc. 14,314 222,153
LMP Capital and Income Fund, Inc.
18,089 184,508
Macquarie Global Infrastructure
Total Return Fund, Inc. 16,784 294,559
Madison Covered Call & Equity
Strategy Fund 18,949 113,315
MFS Municipal Income Trust
18,883 121,418
Miller/Howard High Dividend Fund
18,595 114,545
New America High Income Fund,
Inc. (The) 2,772 22,675
New Germany Fund, Inc. (The)
4,248 71,706
Nuveen AMT-Free Municipal Credit
Income Fund 5,693 89,152
Nuveen AMT-Free Municipal Value
Fund 3,473 55,499
Nuveen Arizona Quality Municipal
Income Fund 3,120 45,802
Nuveen Core Equity Alpha Fund
1,682 21,530
Nuveen Credit Strategies Income
Fund 54,067 319,536
Nuveen Diversified Dividend and
Income Fund 22,616 175,726
Nuveen Dow 30sm Dynamic
Overwrite Fund 30,401 411,326
Nuveen Floating Rate Income
Opportunity Fund 45,140 370,148
Nuveen Georgia Quality Municipal
Income Fund 3,436 41,919
Nuveen Michigan Quality Municipal
Income Fund 1,943 27,552
Nuveen Municipal Credit Income
Fund 13,224 194,261
Nuveen New Jersey Quality
Municipal Income Fund 15,615 211,271
Nuveen Ohio Quality Municipal
Income Fund 2,709 40,716
Nuveen Pennsylvania Quality
Municipal Income Fund 251 3,373
Nuveen Real Asset Income and
Growth Fund 28,152 339,513
Nuveen Real Estate Income Fund
37,294 281,570

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 4.3% (continued)
Nuveen S&P 500 Buy-Write Income
Fund 51,099 576,397
Nuveen S&P 500 Dynamic
Overwrite Fund 6,650 88,578
Nuveen Short Duration Credit
Opportunities Fund 16,179 200,296
Nuveen Tax-Advantaged Dividend
Growth Fund 9,771 127,707
Nuveen Tax-Advantaged Total
Return Strategy Fund 4,823 38,632
Nuveen Virginia Quality Municipal
Income Fund 14,811 222,906
PIMCO New York Municipal Income
Fund II 1,722 18,477
Pioneer Municipal High Income
Advantage Trust 17,089 186,612
Pioneer Municipal High Income
Trust 15,702 181,829
Principal Real Estate Income Fund
987 10,571
RiverNorth Opportunistic Municipal
Income Fund, Inc. 1,089 22,226
RMR Mortgage Trust
2,817 25,494
Royce Micro-Cap Trust, Inc.
62,225 477,266
Royce Value Trust, Inc.
47,659 602,410
Source Capital, Inc.
3,413 125,769
Sprott Focus Trust, Inc.
8,161 48,558
Swiss Helvetia Fund, Inc. (The)
6,086 50,392
Tekla Healthcare Investors
28,326 584,082
Tekla Healthcare Opportunities
Fund 18,582 336,148
Tekla Life Sciences Investors
25,207 443,139
Templeton Emerging Markets Fund
7,405 113,815
Templeton Global Income Fund
52,398 280,329
Tri-Continental Corp.
17,629 457,120
Virtus Total Return Fund, Inc.
17,551 137,424
Voya Emerging Markets High
Income Dividend Equity Fund 9,809 64,837
Voya Global Advantage and
Premium Opportunity Fund 20,567 171,529
Voya Global Equity Dividend and
Premium Opportunity Fund 73,144 362,063
Voya Infrastructure Industrials and
Materials Fund 38,105 362,379
Wells Fargo Income Opportunities
Fund 37,997 277,378
Wells Fargo Multi-Sector Income
Fund 10,432 112,144
Western Asset Intermediate Muni
Fund, Inc. 20,565 186,319
Western Asset Managed Municipals
Fund, Inc. 23,285 283,844
Western Asset Municipal High
Income Fund, Inc. 2,321 17,291
Western Asset Municipal Partners
Fund, Inc. 2,210 31,758
Western Asset Premier Bond Fund
1,573 20,323
TOTAL CLOSED END FUNDS
(Cost $26,532,856) 29,623,322
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CORPORATE BONDS - 1.0%
Diversified Financial Services - 0.5%
Refinitiv US Holdings, Inc.
8.25%, 11/15/2026 (2)(e) $ 2,900,000 3,175,500
Food Products - 0.1%
Mondelez International, Inc.
1.88%, 10/15/2032 (2) 750,000 748,238
Independent Power and Renewable Electricity Producers - 0.0% (a)
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2021 (3)(c)(h) 2,375,000 344,375
Oil, Gas & Consumable Fuels - 0.3%
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(c)(d)
(h) 2,833,436 140,064
Montage Resources Corp.
8.88%, 7/15/2023 (2) 1,500,000 1,524,375
NSA Bondco Ltd. (Norway)
12.00%, 8/31/2021 (3)(c)(g) 3,731,040 337,531
2,001,970
Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc.
2.00%, 10/1/2018 (3)(c)(h) 16,350,000 327,000
2.75%, 1/1/2021 (3)(c)(h) 4,400,000 88,000
415,000
Specialty Retail - 0.0% (a)
Lithia Motors, Inc.
4.38%, 1/15/2031 (2)(e) 100,000 100,000
TOTAL CORPORATE BONDS
(Cost $40,653,981) 6,785,083
CONVERTIBLE BONDS - 28.2%
Aerospace & Defense - 0.9%
Parsons Corp.
0.25%, 8/15/2025 (2)(b)(e) 6,000,000 6,031,221
Airlines - 1.5%
American Airlines Group, Inc.
6.50%, 7/1/2025 (2)(b) 3,500,000 3,226,562
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024 (2)(b)(e) 1,025,000 639,789
Southwest Airlines Co.
1.25%, 5/1/2025 (2)(b) 5,000,000 6,525,000
10,391,351
Auto Components - 0.1%
Veoneer, Inc. (Sweden)
4.00%, 6/1/2024 (2)(b) 475,000 451,174
Biotechnology - 2.3%
BioMarin Pharmaceutical, Inc.
1.25%, 5/15/2027 (2)(b)(e) 1,525,000 1,491,437
Coherus Biosciences, Inc.
1.50%, 4/15/2026 (2)(b)(e) 950,000 1,108,550
Gossamer Bio, Inc.
5.00%, 6/1/2027 (2)(b) 2,225,000 2,270,722
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(b) 2,075,000 4,438,835

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Biotechnology - 2.3% (continued)
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024 (2)(b) $ 1,400,000 1,386,700
1.50%, 6/15/2026 (2)(b) 1,400,000 1,357,433
Precigen, Inc.
3.50%, 7/1/2023 (2)(b) 2,550,000 1,224,000
PTC Therapeutics, Inc.
1.50%, 9/15/2026 (2)(b)(e) 2,050,000 2,305,449
15,583,126
Communications Equipment - 0.8%
Harmonic, Inc.
2.00%, 9/1/2024 (2)(b) 375,000 348,975
Infinera Corp.
2.50%, 3/1/2027 (2)(b)(e) 1,475,000 1,547,094
Inseego Corp.
3.25%, 5/1/2025 (2)(b) 3,700,000 3,558,239
5,454,308
Consumer Finance - 0.5%
EZCORP, Inc.
2.88%, 7/1/2024 (2)(b) 475,000 419,044
2.38%, 5/1/2025 (2)(b) 1,025,000 798,894
LendingTree, Inc.
0.50%, 7/15/2025 (2)(b)(e) 1,975,000 1,926,932
3,144,870
Diversified Consumer Services - 0.2%
K12, Inc.
1.13%, 9/1/2027 (2)(b)(e) 1,625,000 1,355,133
Diversified Financial Services - 0.1%
Element Fleet Management Corp. (Canada)
4.25%, 6/30/2024 (2)(b) CAD 1,100,000 943,742
Diversified Telecommunication Services - 0.7%
Vonage Holdings Corp.
1.75%, 6/1/2024 (2)(b) $ 4,675,000 4,503,909
Electrical Equipment - 0.7%
Plug Power, Inc.
3.75%, 6/1/2025 (2)(b)(e) 1,825,000 4,990,285
Electronic Equipment, Instruments & Components - 0.2%
Insight Enterprises, Inc.
0.75%, 2/15/2025 (2)(b) 1,375,000 1,441,761
Energy Equipment & Services - 0.3%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(b) 1,125,000 1,064,611
SEACOR Holdings, Inc.
2.50%, 12/15/2027 (2)(b) 1,150,000 1,018,289
2,082,900
Equity Real Estate Investment Trusts (REITs) - 0.2%
CorEnergy Infrastructure Trust, Inc.
5.88%, 8/15/2025 (2)(b) 2,300,000 1,691,937
Food & Staples Retailing - 0.1%
Chefs' Warehouse, Inc. (The)
1.88%, 12/1/2024 (2)(b)(e) 1,325,000 1,044,849
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care Equipment & Supplies - 1.7%
China Medical Technologies, Inc. (China)
4.00%, 8/15/2013 (3)(c)(h) $ 250,000 –
6.25%, 12/15/2016 (3)(c)(e)
(h) 2,625,000 –
CryoPort, Inc.
3.00%, 6/1/2025 (2)(b)(e) 1,475,000 3,123,817
Envista Holdings Corp.
2.38%, 6/1/2025 (2)(b)(e) 1,325,000 1,838,755
Glaukos Corp.
2.75%, 6/15/2027 (2)(b)(e) 1,475,000 1,694,828
NuVasive, Inc.
1.00%, 6/1/2023 (2)(b)(e) 875,000 834,299
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(b)(e) 2,225,000 1,997,903
Wright Medical Group, Inc.
1.63%, 6/15/2023 (2) 2,316,000 2,429,406
11,919,008
Health Care Providers & Services - 0.7%
Anthem, Inc.
2.75%, 10/15/2042 (2)(b) 1,279,000 4,791,724
Health Care Technology - 0.9%
Health Catalyst, Inc.
2.50%, 4/15/2025 (2)(b)(e) 1,250,000 1,739,194
Livongo Health, Inc.
0.88%, 6/1/2025 (2)(b)(e) 2,250,000 4,407,187
6,146,381
Hotels, Restaurants & Leisure - 0.2%
Bloomin' Brands, Inc.
5.00%, 5/1/2025 (2)(b)(e) 975,000 1,484,601
Insurance - 0.2%
HCI Group, Inc.
4.25%, 3/1/2037 (2)(b) 1,175,000 1,181,525
Interactive Media & Services - 0.7%
Eventbrite, Inc.
5.00%, 12/1/2025 (2)(b)(e) 1,850,000 2,026,022
JOYY, Inc. (China)
1.38%, 6/15/2026 (2)(b) 250,000 268,594
Snap, Inc.
0.25%, 5/1/2025 (2)(b)(e) 1,900,000 2,633,875
4,928,491
Internet & Direct Marketing Retail - 1.3%
Match Group Financeco 3, Inc.
2.00%, 1/15/2030 (2)(b)(e) 775,000 1,177,956
RealReal, Inc. (The)
3.00%, 6/15/2025 (2)(b)(e) 1,475,000 1,614,160
Wayfair, Inc.
0.63%, 10/1/2025 (2)(b)(e) 6,050,000 6,153,981
8,946,097
IT Services - 1.2%
Limelight Networks, Inc.
3.50%, 8/1/2025 (2)(b)(e) 725,000 731,032
Okta, Inc.
0.38%, 6/15/2026 (2)(b)(e) 2,850,000 3,254,642
Shopify, Inc. (Canada)
0.13%, 11/1/2025 (2)(b) 2,475,000 2,762,256

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
IT Services - 1.2% (continued)
Wix.com Ltd. (Israel)
0.00%, 8/15/2025 (2)(b)(e) $ 1,350,000 1,355,025
8,102,955
Life Sciences Tools & Services - 0.2%
NanoString Technologies, Inc.
2.63%, 3/1/2025 (2)(b)(e) 950,000 1,139,036
Media - 0.2%
Cardlytics, Inc.
1.00%, 9/15/2025 (2)(b)(e) 1,500,000 1,636,841
Metals & Mining - 0.1%
Endeavour Mining Corp. (Ivory Coast)
3.00%, 2/15/2023 (2)(b)(e) 350,000 410,585
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
0.00%, 8/15/2023 (2)(b) 1,675,000 1,738,172
Oil, Gas & Consumable Fuels - 1.1%
CNX Resources Corp.
2.25%, 5/1/2026 (2)(b)(e) 3,950,000 4,079,300
EQT Corp.
1.75%, 5/1/2026 (2)(b)(e) 800,000 911,758
SFL Corp. Ltd. (Norway)
5.75%, 10/15/2021 (2)(b) 2,600,000 2,542,056
7,533,114
Pharmaceuticals - 1.3%
Aphria, Inc. (Canada)
5.25%, 6/1/2024 (2)(b)(e) 1,150,000 881,188
Jazz Investments I Ltd.
2.00%, 6/15/2026 (2)(b)(e) 3,425,000 3,999,674
Omeros Corp.
5.25%, 2/15/2026 (2)(b) 1,900,000 1,609,995
Tilray, Inc. (Canada)
5.00%, 10/1/2023 (2)(b) 400,000 160,000
Zogenix, Inc.
2.75%, 10/1/2027 (2)(b)(e) 2,025,000 2,010,672
8,661,529
Professional Services - 0.2%
FTI Consulting, Inc.
2.00%, 8/15/2023 (2)(b) 1,000,000 1,225,045
Real Estate Management & Development - 0.1%
Colliers International Group, Inc. (Canada)
4.00%, 6/1/2025 (2)(b)(e) 750,000 1,052,813
Semiconductors & Semiconductor Equipment - 5.1%
Canadian Solar, Inc. (Canada)
2.50%, 10/1/2025 (2)(b)(e) 3,450,000 4,017,961
Maxeon Solar Technologies Ltd.
6.50%, 7/15/2025 (2)(b)(e) 3,750,000 4,500,000
Novellus Systems, Inc.
2.63%, 5/15/2041 (2)(b) 2,400,000 24,996,821
Silicon Laboratories, Inc.
0.63%, 6/15/2025 (2)(b)(e) 400,000 427,900
SMART Global Holdings, Inc.
2.25%, 2/15/2026 (2)(b)(e) 1,025,000 944,907
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Semiconductors & Semiconductor Equipment - 5.1% (continued)
SunEdison, Inc.
0.25%, 1/15/2020 (3)(c)(h) $ 575,000 11,500
34,899,089
Software - 3.1%
8x8, Inc.
0.50%, 2/1/2024 (2)(b) 1,900,000 1,767,868
Alteryx, Inc.
0.50%, 8/1/2024 (2)(b) 450,000 450,687
Blackline, Inc.
0.13%, 8/1/2024 (2)(b) 650,000 894,063
Coupa Software, Inc.
0.38%, 6/15/2026 (2)(b)(e) 1,600,000 1,885,000
Datadog, Inc.
0.13%, 6/15/2025 (2)(b)(e) 1,625,000 2,145,000
Five9, Inc.
0.50%, 6/1/2025 (2)(b)(e) 1,425,000 1,722,093
i3 Verticals LLC
1.00%, 2/15/2025 (2)(b)(e) 1,775,000 1,546,429
Nice Ltd. (Israel)
0.00%, 9/15/2025 (2)(b)(e) 2,300,000 2,318,630
NortonLifeLock, Inc.
2.00%, 8/15/2022 (2)(b)(e) 1,875,000 2,245,907
PROS Holdings, Inc.
2.25%, 9/15/2027 (2)(b)(e) 2,475,000 2,513,133
Rapid7, Inc.
2.25%, 5/1/2025 (2)(b)(e) 800,000 1,006,000
RingCentral, Inc.
0.00%, 3/15/2026 (2)(b)(e) 2,500,000 2,454,687
20,949,497
Specialty Retail - 0.5%
American Eagle Outfitters, Inc.
3.75%, 4/15/2025 (2)(b)(e) 1,825,000 3,381,485
Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage, Inc.
0.13%, 4/15/2023 (2)(b) 3,350,000 3,244,281
TOTAL CONVERTIBLE BONDS
(Cost $157,516,375) 192,482,835
U.S. TREASURY OBLIGATIONS - 0.0% (a)
U.S. Treasury Notes
0.25%, 9/30/2025 (2)
(Cost $7,491) 7,500 7,492
NO. OF
RIGHTS
RIGHTS - 0.1%
Biotechnology - 0.0% (a)
Ambit Biosciences Corp., CVR
(3)*(c)(d) 146,272 86,321
Tobira Therapeutics, Inc., CVR
(3)*(c)(d) 11,880 139,721
226,042
—

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.1%
Big Rock Partners Acquisition
Corp., expiring 12/1/2022 (2)* 200,000 40,980
GigCapital2, Inc., expiring
2/28/2026 * 153,000 50,490
Greenvision Acquisition Corp.,
expiring 1/6/2021 * 170,000 76,500
HL Acquisitions Corp., expiring
6/1/2026 * 54,000 57,240
KBL Merger Corp. IV * 1,000,000 200,000
425,210
—
TOTAL RIGHTS
(Cost $–) 651,252
NO. OF
WARRANTS
WARRANTS - 3.3%
Aerospace & Defense - 0.0% (a)
PAE, Inc., expiring 2/10/2025
* 66,666 146,665
Auto Components - 0.0% (a)
Velodyne Lidar, Inc., expiring
12/31/2025 * 44,822 219,180
Biotechnology - 0.0% (a)
DermTech, Inc., expiring
8/29/2024 * 446,823 205,539
Xynomic Pharmaceuticals
Holdings, Inc., expiring
5/15/2024 (2)* 75,000 1,500
207,039
Capital Markets - 2.6%
Acamar Partners Acquisition
Corp., expiring 2/26/2026 * 150,000 165,000
AMCI Acquisition Corp.,
expiring 10/1/2025 * 460,000 312,846
Amplitude Healthcare
Acquisition Corp., expiring
12/1/2026 * 46,875 58,125
Apex Technology Acquisition
Corp., expiring 9/30/2026 * 40,000 78,000
Apollo Healthcare Corp.,
expiring 1/3/2022 (Canada) * 579,085 23,919
B. Riley Principal Merger
Corp. II, expiring 5/6/2026 * 187,500 253,125
Big Rock Partners Acquisition
Corp., expiring 12/1/2022 * 100,000 26,010
Capstar Special Purpose
Acquisition Corp., expiring
7/9/2027 * 146,000 116,873
CF Finance Acquisition Corp.,
expiring 4/30/2025 * 300,000 294,000
CHP Merger Corp., expiring
11/22/2024 * 125,000 162,500
Churchill Capital Corp. II,
expiring 7/24/2024 * 23,333 50,945
Churchill Capital Corp. III,
expiring 3/1/2027 * 22,500 45,002
CIIG Merger Corp., expiring
12/31/2026 * 62,500 53,750
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.6% (continued)
Collective Growth Corp.,
expiring 12/31/2024 * 155,150 94,642
Conyers Park II Acquisition
Corp., expiring 12/31/2026 * 3,750 6,375
Crescent Acquisition Corp.,
expiring 3/7/2024 * 200,000 168,000
Deerfield Healthcare
Technology Acquisitions
Corp., expiring 7/16/2025 * 333 483
DFP Healthcare Acquisitions
Corp., expiring 4/1/2025 * 1,875 3,187
DiamondPeak Holdings
Corp., expiring 4/12/2024 * 153,333 1,623,796
East Resources Acquisition
Co., expiring 7/1/2027 * 219,000 148,920
Experience Investment Corp.,
expiring 9/1/2026 * 66,666 81,999
FinServ Acquisition Corp.,
expiring 12/31/2026 (2)* 100,000 100,000
FinTech Acquisition Corp. III,
expiring 12/1/2023 * 230,000 354,200
Flying Eagle Acquisition
Corp., expiring 2/26/2027 * 1,500 4,890
Foley Trasimene Acquisition
Corp., expiring 7/17/2025 * 133,333 301,333
Fortress Value Acquisition
Corp., expiring 5/4/2027 * 111,100 365,519
Forum Merger II Corp.,
expiring 9/30/2025 * 606 5,357
Fusion Acquisition Corp.,
expiring 6/1/2027 * 205,000 223,450
GigCapital2, Inc., expiring
7/1/2024 * 153,000 139,230
GigCapital3, Inc., expiring
7/2/2025 * 270,000 172,773
Gores Holdings IV, Inc.,
expiring 1/24/2025 * 12,500 20,750
Gores Metropoulos, Inc.,
expiring 3/25/2024 * 33,333 103,999
Greenrose Acquisition Corp.,
expiring 5/11/2024 * 90,000 21,150
Greenvision Acquisition Corp.,
expiring 10/28/2024 * 170,000 88,400
GS Acquisition Holdings Corp.
II, expiring 8/20/2025 * 20,500 44,075
GX Acquisition Corp., expiring
5/24/2026 * 200,000 320,000
Haymaker Acquisition Corp.
II, expiring 10/31/2026 * 133,333 134,666
Healthcare Merger Corp.,
expiring 12/17/2021 * 87,500 154,000
Hennessy Capital Acquisition
Corp. IV, expiring 9/25/2025 * 150,000 346,500
HL Acquisitions Corp.,
expiring 7/18/2023 * 54,000 111,780
Hudson Executive Investment
Corp., expiring 6/21/2025 * 225,500 266,090
Hunter Maritime Acquisition
Corp., expiring 3/21/2024
(3)*(c) 470,000 19,952

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.6% (continued)
Insurance Acquisition Corp.,
expiring 3/31/2024 * 110,000 304,700
InterPrivate Acquisition Corp.,
expiring 10/29/2024 * 68,750 56,038
Juniper Industrial Holdings,
Inc., expiring 11/13/2026 * 150,000 259,500
KBL Merger Corp. IV, expiring
1/15/2024 * 500,000 112,500
Kensington Capital Acquisition
Corp., expiring 7/1/2027 * 205,000 922,500
Landcadia Holdings II, Inc.,
expiring 5/9/2026 * 116,666 512,164
Legacy Acquisition Corp.,
expiring 11/30/2022 * 250,000 133,750
Leisure Acquisition Corp.,
expiring 12/28/2022 * 125,000 55,000
LF Capital Acquisition Corp.,
expiring 6/27/2023 * 240,000 429,600
LGL Systems Acquisition
Corp., expiring 11/12/2026 * 14,375 15,597
Lion Group Holding Ltd.,
expiring 4/30/2026 (Hong
Kong) * 80,000 7,200
Live Oak Acquisition Corp.,
expiring 5/8/2027 * 189,750 185,955
Longevity Acquisition Corp.,
expiring 7/31/2025 (China)
(2)* 125,000 31,250
Longview Acquisition Corp.,
expiring 6/29/2025 * 125,000 121,250
Megalith Financial Acquisition
Corp., expiring 9/21/2023 * 128,200 85,163
Merida Merger Corp. I,
expiring 11/7/2026 (2)* 75,000 41,250
Monocle Acquisition Corp.,
expiring 6/12/2024 * 336,119 167,723
New Providence Acquisition
Corp., expiring 9/1/2024 * 100,000 124,000
Novus Capital Corp., expiring
6/30/2027 * 225,000 627,750
Open Lending Corp., expiring
10/12/2020 * 46,596 647,684
Opes Acquisition Corp.,
expiring 1/15/2023 * 250,000 595,000
Osprey Technology
Acquisition Corp., expiring
10/30/2024 * 75,000 105,000
Panacea Acquisition Corp.,
expiring 7/7/2027 * 12,666 29,765
Pershing Square Tontine
Holdings Ltd., expiring
7/24/2025 * 22,500 161,325
Pivotal Investment Corp. II,
expiring 6/1/2025 * 66,666 246,664
PROMECAP Acquisition
Co. SAB de CV, expiring
3/23/2023 (Mexico) (3)*(c) 400,000 16,281
Property Solutions Acquisition
Corp., expiring 8/28/2027 * 401,500 148,595
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.6% (continued)
PropTech Acquisition Corp.,
expiring 10/1/2026 * 81,250 134,063
Replay Acquisition Corp.,
expiring 4/8/2024 * 115,000 109,250
RMG Acquisition Corp.,
expiring 2/21/2026 * 166,666 356,665
ROTH CH ACQUISITION I
CO., expiring 1/28/2025 * 63,000 64,890
Schultze Special Purpose
Acquisition Corp., expiring
12/31/2023 * 288,000 149,472
Software Acquisition Group,
Inc., expiring 10/1/2026 * 54,560 49,650
South Mountain Merger
Corp., expiring 6/20/2024 * 150,000 225,000
Stable Road Acquisition
Corp., expiring 5/15/2026 * 62,500 83,750
Switchback Energy
Acquisition Corp., expiring
12/31/2024 * 113,333 531,532
Tenzing Acquisition Corp.,
expiring 8/23/2025 * 250,000 132,450
Tortoise Acquisition Corp.,
expiring 3/4/2024 * 68,467 1,745,909
Trine Acquisition Corp.,
expiring 3/5/2024 * 230,000 603,497
Tuscan Holdings Corp.,
expiring 4/1/2026 * 320,000 163,200
Tuscan Holdings Corp. II,
expiring 7/16/2025 * 95,000 42,750
17,600,893
Commercial Services & Supplies - 0.0% (a)
Estre Ambiental, Inc., expiring
12/22/2022 (Brazil) * 661,870 463
Construction & Engineering - 0.1%
Infrastructure and Energy
Alternatives, Inc., expiring
3/26/2023 * 343,006 123,620
Limbach Holdings, Inc.,
expiring 7/20/2021 * 168,252 94,221
Peck Co. Holdings, Inc. (The),
expiring 6/20/2024 * 122,916 28,762
246,603
Consumer Finance - 0.0% (a)
Roan Holdings Group Co.
Ltd., expiring 7/6/2021
(China) (2)* 142,386 1,210
Diversified Consumer Services - 0.0% (a)
OneSpaWorld Holdings Ltd.,
expiring 3/19/2024 (Bahamas)
* 99,990 176,982
Electrical Equipment - 0.1%
Vertiv Co., expiring 2/10/2025
* 100,000 648,000

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Energy Equipment & Services - 0.0% (a)
National Energy Services
Reunited Corp., expiring
6/6/2023 * 259,500 181,650
Food Products - 0.0% (a)
Whole Earth Brands, Inc.,
expiring 6/25/2025 * 180,000 171,000
Health Care Providers & Services - 0.0% (a)
New Frontier Health Corp.,
expiring 7/25/2023 (Hong
Kong) * 32,837 57,793
Hotels, Restaurants & Leisure - 0.0% (a)
Allied Esports Entertainment,
Inc., expiring 8/9/2024 * 210,000 54,600
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 122,980 31,975
Inspired Entertainment, Inc.,
expiring 12/23/2021 * 175,587 43,897
Simplicity Esports and
Gaming Co., expiring
11/20/2023 * 101,605 23,369
Target Hospitality Corp.,
expiring 3/15/2024 * 53,333 4,106
157,947
Insurance - 0.1%
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan) * 117,500 65,800
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada) * 154,500 28,427
Sirius International Insurance
Group Ltd., expiring 11/5/2023
(2)* 276,625 165,975
260,202
Interactive Media & Services - 0.0% (a)
Glory Star New Media Group
Holdings Ltd., expiring
2/20/2025 (Hong Kong) * 370,000 20,387
Internet & Direct Marketing Retail - 0.0% (a)
Reebonz Holding Ltd.,
expiring 12/19/2023
(Singapore) (2)* 75,000 188
IT Services - 0.1%
American Virtual Cloud
Technologies, Inc., expiring
4/7/2025 * 250,000 77,850
Exela Technologies, Inc.,
expiring 7/12/2022 * 880,354 11,005
Global Blue Group Holding
AG, expiring 8/28/2025
(Switzerland) * 33,333 21,300
Grid Dynamics Holdings, Inc.,
expiring 9/30/2023 * 90,000 160,200
Verra Mobility Corp., expiring
10/17/2023 * 66,666 159,998
430,353
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Media - 0.0% (a)
Digital Media Solutions, Inc.,
expiring 4/5/2023 * 125,000 107,500
Metals & Mining - 0.1%
Hycroft Mining Holding Corp.,
expiring 2/12/2025 * 158,844 249,385
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 (2)* 131,393 40,732
Oil, Gas & Consumable Fuels - 0.0% (a)
Altus Midstream Co., expiring
11/12/2023 * 125,000 2,012
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 191,000 95,500
Falcon Minerals Corp.,
expiring 8/23/2023 (2)* 222,879 17,853
NextDecade Corp., expiring
7/24/2022 (2)* 547,770 63,514
178,879
Pharmaceuticals - 0.1%
AYR Strategies, Inc., expiring
5/24/2024 (Canada) * 100,000 408,546
Professional Services - 0.0% (a)
Akerna Corp., expiring
8/1/2024 * 7,500 2,828
Atlas Technical Consultants,
Inc., expiring 2/14/2025 * 321,747 165,378
168,206
Road & Rail - 0.0% (a)
Daseke, Inc., expiring
2/27/2022 * 378,003 55,264
Software - 0.1%
GTY Technology Holdings,
Inc., expiring 2/19/2024 (2)* 314,900 72,427
Kaleyra, Inc., expiring
3/6/2025 * 281,250 399,375
KLDiscovery, Inc., expiring
12/1/2025 * 247,565 74,269
Phunware, Inc., expiring
12/26/2023 * 58,632 8,150
554,221
Specialty Retail - 0.0% (a)
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) (2)* 125,000 1,250
LXRandCo, Inc., expiring
6/9/2022 (Canada) (3)*(c) 1,274,000 4,784
6,034
Technology Hardware, Storage & Peripherals - 0.0% (a)
Borqs Technologies, Inc.,
expiring 8/18/2022 (China)
(2)* 373,500 6,350

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Trading Companies & Distributors - 0.0% (a)
Alta Equipment Group, Inc.,
expiring 4/8/2024 (2)* 85,000 148,750
Nesco Holdings, Inc., expiring
1/1/2025 * 83,328 24,998
173,748
Wireless Telecommunication Services - 0.0% (a)
Trilogy International Partners,
Inc., expiring 2/7/2022
(Canada) (2)* 445,000 6,684
TOTAL WARRANTS
(Cost $509,016) 22,482,104
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.1%
Health Care Equipment & Supplies - 0.1%
DEMC Ltd., Class A (3)*(c)(d) 12,969 –
DEMC Ltd., Class A-2 (3)*(c)(d) 368,190,309 68,564
DEMC Ltd., Class A-3 (3)*(c)(d) 242,915,872,439 230,770
DEMC Ltd., Class B (3)*(c)(d) 10,488 –
DEMC Ltd., Class B-2 (3)*(c)(d) 513,897,326 514
DEMC Ltd., Class B-3 (3)*(c)(d) 489,352,292,604 –
TOTAL SECURITIES IN LITIGATION
(Cost $744,101) 299,848
SHARES
SHORT-TERM INVESTMENTS - 43.0%
INVESTMENT COMPANIES - 24.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (i)(j) 477,053 477,053
Limited Purpose Cash Investment
Fund, 0.12% (i)(k) 169,008,121 168,974,319
UBS Select Treasury Preferred
Fund, Class I, 0.05% (i) 1,680 1,680
TOTAL INVESTMENT COMPANIES
(Cost $169,458,109) 169,453,052
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 18.2%
U.S. Treasury Bills
0.16%, 11/27/2020 (2)(l) $ 686,000 685,897
0.17%, 12/3/2020 (2)(l) 2,160,000 2,159,641
0.19%, 12/10/2020 (2)(b)(l) 18,862,000 18,858,516
0.19%, 12/17/2020 (2)(b)(l) 5,043,000 5,042,002
0.18%, 12/24/2020 (2)(l) 22,643,000 22,637,717
0.15%, 1/14/2021 (2)(b)(l)(m) 10,890,000 10,886,784
0.13%, 1/21/2021 (2)(l)(m) 4,325,000 4,323,621
0.11%, 2/4/2021 (2)(l)(m) 30,884,000 30,872,920
0.12%, 3/4/2021 (2)(l)(m) 20,294,000 20,285,318
0.12%, 3/18/2021 (2)(l)(m) 8,696,000 8,691,739
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $124,431,599) 124,444,155
TOTAL SHORT-TERM INVESTMENTS
(Cost $293,889,708) 293,897,207
TOTAL LONG POSITIONS
(Cost $803,712,594) 841,256,267
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (30.3)%
COMMON STOCKS - (27.8)%
Aerospace & Defense - (0.4)%
PAE, Inc. *
(37,332) (317,322)
Parsons Corp. *
(78,911) (2,646,675)
(2,963,997)
Airlines - (0.8)%
Air Canada (Canada) *
(668) (7,871)
American Airlines Group, Inc.
(170,679) (2,097,645)
Southwest Airlines Co.
(87,070) (3,265,125)
(5,370,641)
Auto Components - (0.3)%
Aptiv plc
(23,402) (2,145,495)
Veoneer, Inc. (Sweden) *
(11,070) (162,729)
(2,308,224)
Automobiles - (0.7)%
Tesla, Inc. * (11,390) (4,886,424)
Biotechnology - (1.6)%
Apellis Pharmaceuticals, Inc. *
(617) (18,615)
BioMarin Pharmaceutical, Inc. *
(5,103) (388,236)
Bridgebio Pharma, Inc. *
(421) (15,796)
Coherus Biosciences, Inc. *
(36,008) (660,387)
Gossamer Bio, Inc. *
(112,407) (1,394,971)
Inovio Pharmaceuticals, Inc. *
(385,544) (4,472,311)
Ironwood Pharmaceuticals, Inc. *
(120,931) (1,087,774)
Ligand Pharmaceuticals, Inc. *
(101) (9,627)
PTC Therapeutics, Inc. *
(28,494) (1,332,095)
Verastem, Inc. *
(1,190,777) (1,440,840)
(10,820,652)
Commercial Services & Supplies - (0.6)%
GFL Environmental, Inc. (Canada) (190,728) (4,054,877)
Communications Equipment - (0.3)%
Harmonic, Inc. *
(23,822) (132,927)
Infinera Corp. *
(146,402) (901,836)
Inseego Corp. *
(93,879) (968,831)
(2,003,594)
Construction & Engineering - 0.0% (a)
Limbach Holdings, Inc. * (10,000) (107,000)
Consumer Finance - (0.1)%
EZCORP, Inc., Class A *
(27,234) (136,987)
LendingTree, Inc. *
(2,270) (696,640)
(833,627)
Containers & Packaging - 0.0% (a)
Ranpak Holdings Corp. * (5,110) (48,647)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - (0.1)%
K12, Inc. *
(17,209) (453,285)
OneSpaWorld Holdings Ltd.
(Bahamas) (29,997) (194,981)
(648,266)
Diversified Financial Services - (0.1)%
Element Fleet Management Corp.
(Canada) (46,556) (387,398)
Voya Financial, Inc.
(433) (20,754)
(408,152)
Diversified Telecommunication Services - (0.2)%
Vonage Holdings Corp. * (128,609) (1,315,670)
Electric Utilities - (0.7)%
NextEra Energy, Inc.
(12,318) (3,418,984)
PG&E Corp. *
(155,713) (1,462,145)
(4,881,129)
Electrical Equipment - (0.9)%
Plug Power, Inc. *
(344,357) (4,617,828)
Vertiv Holdings Co., Class A *
(70,572) (1,222,307)
(5,840,135)
Electronic Equipment, Instruments & Components - (1.5)%
II-VI, Inc. *
(238,630) (9,678,833)
Insight Enterprises, Inc. *
(11,875) (671,887)
(10,350,720)
Energy Equipment & Services - (0.1)%
Helix Energy Solutions Group, Inc. *
(15,446) (37,225)
National Energy Services Reunited
Corp. * (93,598) (597,155)
SEACOR Holdings, Inc. *
(1,314) (38,211)
(672,591)
Entertainment - (0.3)%
Bilibili, Inc., ADR (China) *
(44,525) (1,852,240)
iQIYI, Inc., ADR (China) *
(1,450) (32,741)
(1,884,981)
Equity Real Estate Investment Trusts (REITs) - (0.1)%
QTS Realty Trust, Inc., Class A (15,449) (973,596)
Food & Staples Retailing - 0.0% (a)
Chefs' Warehouse, Inc. (The) * (5,096) (74,096)
Health Care Equipment & Supplies - (0.9)%
China Medical Technologies, Inc.,
ADR (China) (3)*(c) (40,234) –
CryoPort, Inc. *
(56,141) (2,661,083)
Envista Holdings Corp. *
(49,180) (1,213,762)
Glaukos Corp. *
(21,299) (1,054,727)
Integra LifeSciences Holdings
Corp. * (3,591) (169,567)
NuVasive, Inc. *
(3,222) (156,493)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (0.9)% (continued)
Varex Imaging Corp. *
(65,213) (829,509)
(6,085,141)
Health Care Providers & Services - (0.8)%
AdaptHealth Corp. *
(25,784) (562,349)
Anthem, Inc.
(17,433) (4,682,330)
New Frontier Health Corp., Class A
(Hong Kong) * (25,146) (191,864)
(5,436,543)
Health Care Technology - (0.8)%
Change Healthcare, Inc. *
(41,754) (605,850)
Health Catalyst, Inc. *
(33,088) (1,211,021)
Livongo Health, Inc. *
(26,499) (3,711,185)
(5,528,056)
Hotels, Restaurants & Leisure - (0.9)%
Accel Entertainment, Inc. *
(13,334) (142,807)
Bloomin' Brands, Inc.
(68,896) (1,052,042)
Evolution Gaming Group AB
(Sweden) (2)(e) (74,399) (4,915,774)
Target Hospitality Corp. *
(10,667) (13,014)
(6,123,637)
Household Durables - (0.3)%
Purple Innovation, Inc. * (75,000) (1,864,500)
Independent Power and Renewable Electricity Producers - (0.1)%
Brookfield Renewable Corp. (5,906) (346,496)
Insurance - (0.1)%
HCI Group, Inc. (7,331) (361,345)
Interactive Media & Services - (0.6)%
Eventbrite, Inc., Class A *
(120,979) (1,312,622)
JOYY, Inc., ADR (China)
(1,642) (132,460)
Match Group, Inc. *
(7,730) (855,325)
Snap, Inc., Class A *
(68,355) (1,784,749)
(4,085,156)
Internet & Direct Marketing Retail - (2.4)%
Chewy, Inc., Class A *
(48,509) (2,659,748)
Just Eat Takeaway.com NV
(Netherlands) (2)*(e) (62,087) (6,950,438)
Pinduoduo, Inc., ADR (China) *
(2) (148)
RealReal, Inc. (The) *
(60,582) (876,622)
Wayfair, Inc., Class A *
(19,868) (5,781,787)
(16,268,743)
IT Services - (1.8)%
Euronet Worldwide, Inc. *
(391) (35,620)
I3 Verticals, Inc., Class A *
(25,720) (649,430)
KBR, Inc.
(152) (3,399)
Limelight Networks, Inc. *
(54,398) (313,332)
Okta, Inc. *
(8,600) (1,839,110)
Repay Holdings Corp. *
(72,371) (1,700,719)
Sabre Corp.
(875,261) (5,697,949)
Shopify, Inc., Class A (Canada) *
(945) (966,707)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
IT Services - (1.8)% (continued)
Verra Mobility Corp. *
(69,827) (674,529)
Wix.com Ltd. (Israel) *
(2,926) (745,691)
(12,626,486)
Life Sciences Tools & Services - (0.2)%
Illumina, Inc. *
(1,405) (434,258)
NanoString Technologies, Inc. *
(15,406) (688,648)
(1,122,906)
Machinery - (0.1)%
Colfax Corp. *
(7,778) (243,918)
Fortive Corp.
(7,714) (587,884)
(831,802)
Media - (0.1)%
Cardlytics, Inc. *
(12,333) (870,340)
Sirius XM Holdings, Inc.
(221) (1,184)
(871,524)
Metals & Mining - 0.0% (a)
Endeavour Mining Corp. (Ivory
Coast) * (8,359) (208,104)
SSR Mining, Inc. (Canada) *
(10) (187)
(208,291)
Mortgage Real Estate Investment Trusts (REITs) - (1.1)%
Blackstone Mortgage Trust, Inc.,
Class A (4,055) (89,088)
Chimera Investment Corp.
(807,692) (6,623,074)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (17,498) (739,641)
(7,451,803)
Multi-Utilities - (0.5)%
CenterPoint Energy, Inc.
(67,874) (1,313,362)
DTE Energy Co.
(12,574) (1,446,513)
Sempra Energy
(3,444) (407,632)
(3,167,507)
Oil, Gas & Consumable Fuels - (0.4)%
CNX Resources Corp. *
(215,343) (2,032,838)
EQT Corp.
(38,933) (503,404)
Falcon Minerals Corp.
(75,000) (183,000)
SFL Corp. Ltd. (Norway)
(5,105) (38,236)
(2,757,478)
Pharmaceuticals - (0.4)%
Jazz Pharmaceuticals plc *
(15,606) (2,225,259)
Omeros Corp. *
(59,608) (602,339)
(2,827,598)
Professional Services - (0.1)%
FTI Consulting, Inc. * (6,708) (710,847)
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - (0.1)%
Colliers International Group, Inc.
(Canada) (9,833) (655,763)
Road & Rail - 0.0% (a)
Lyft, Inc., Class A * (3,484) (95,984)
Semiconductors & Semiconductor Equipment - (4.1)%
Canadian Solar, Inc. (Canada) *
(68,484) (2,403,788)
Impinj, Inc. *
(222) (5,849)
Lam Research Corp.
(75,649) (25,096,556)
Silicon Laboratories, Inc. *
(2,042) (199,810)
SMART Global Holdings, Inc. *
(15,623) (427,133)
(28,133,136)
Software - (1.5)%
8x8, Inc. *
(33,127) (515,125)
Alteryx, Inc., Class A *
(1,164) (132,172)
Atlassian Corp. plc, Class A *
(208) (37,812)
Blackline, Inc. *
(6,996) (627,052)
Cloudflare, Inc., Class A *
(483) (19,832)
Coupa Software, Inc. *
(3,940) (1,080,506)
Datadog, Inc., Class A *
(13,204) (1,348,921)
Five9, Inc. *
(7,425) (962,874)
Kaleyra, Inc. (Italy) *
(12,500) (94,750)
LivePerson, Inc. *
(11,971) (622,372)
Nice Ltd., ADR (Israel) *
(3,613) (820,259)
NortonLifeLock, Inc.
(51,118) (1,065,299)
Palo Alto Networks, Inc. *
(516) (126,291)
PROS Holdings, Inc. *
(43,798) (1,398,908)
Rapid7, Inc. *
(9,356) (572,962)
Rimini Street, Inc. *
(25,156) (81,002)
RingCentral, Inc., Class A *
(3,420) (939,166)
Splunk, Inc. *
(2) (376)
(10,445,679)
Specialty Retail - (1.2)%
American Eagle Outfitters, Inc.
(183,564) (2,718,583)
Burlington Stores, Inc. *
(8,793) (1,812,149)
Dick's Sporting Goods, Inc.
(61,000) (3,530,680)
(8,061,412)
Technology Hardware, Storage & Peripherals - (0.2)%
NCR Corp. *
(17,082) (378,196)
Pure Storage, Inc., Class A *
(44,428) (683,747)
Western Digital Corp.
(1,044) (38,158)
(1,100,101)
Trading Companies & Distributors - 0.0% (a)
Alta Equipment Group, Inc. * (9,640) (75,481)
Wireless Telecommunication Services - (0.3)%
T-Mobile US, Inc. * (20,731) (2,370,797)
TOTAL COMMON STOCKS
(Proceeds $(150,523,051)) (190,061,231)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $270,329,495. In addition,
$32,387,173 of cash collateral was pledged.
(c) Security fair valued as of September 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2020 amounted to $2,962,403, which represents approximately 0.43% of net assets of the fund.
(d) Restricted Security.
(e) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $95,456,425, which represents approximately 13.98% of net assets of the fund.
(f) Perpetual security. The rate reflected was the rate in effect on September 30, 2020. The maturity date reflects the next call date.
(g) Payment in-kind security.
(h) Defaulted security.
(i) Represents 7-day effective yield as of September 30, 2020.
(j) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(k) For the period ended September 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
INVESTMENTS SHARES VALUE ($)
MASTER LIMITED PARTNERSHIPS - 0.0% (a)
Independent Power and Renewable Electricity Producers - 0.0% (a)
Brookfield Renewable Partners LP
(Canada)
(Proceeds $(454)) (10) (526)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (2.4)%
Diversified Financial Services - (0.4)%
JPMorgan Chase Bank NA
0.13%, 1/1/2023 (2) $ (2,325,000) (2,942,578)
Entertainment - (0.4)%
Live Nation Entertainment, Inc.
2.50%, 3/15/2023 (2) (2,350,000) (2,617,585)
Internet & Direct Marketing Retail - (1.2)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2)(e) (6,200,000) (7,960,732)
Life Sciences Tools & Services - (0.4)%
Illumina, Inc.
0.00%, 8/15/2023 (2) (2,350,000) (2,485,899)
TOTAL CONVERTIBLE BONDS
(Proceeds $(14,980,036)) (16,006,794)
U.S. TREASURY OBLIGATIONS - (0.1)%
U.S. Treasury Notes
0.63%, 8/15/2030 (2)
(Proceeds $(835,800)) (840,000) (835,800)
TOTAL SHORT POSITIONS
(Proceeds $(166,339,341)) (206,904,351)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 92.9%
(Cost $637,373,253) 634,351,916
OTHER ASSETS IN EXCESS OF
LIABILITIES - 7.1% (n) 48,439,244
NET ASSETS - 100.0% 682,791,160
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 12,644,411 1.9%
Consumer Discretionary 1,141,734 0.2
Consumer Staples 1,925,090 0.3
Energy 8,548,444 1.3
Financials 233,520,304 34.2
Health Care 20,782,319 3.0
Industrials 16,739,259 2.4
Information Technology 40,645,229 5.9
Materials 403,655 0.1
Real Estate 2,511,739 0.3
U.S. Treasury Obligations (828,308) (0.1)
Utilities 2,420,833 0.4
Short-Term Investments 293,897,207 43.0
Total Investments In Securities
At Value 634,351,916 92.9
Other Assets in Excess of
Liabilities (n) 48,439,244 7.1
Net Assets
$ 682,791,160 100.0%

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
(l) The rate shown was the effective yield at the date of purchase.
(m) All or a portion of the security pledged as collateral for swap contracts.
(n) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2020
Shares
Held At
9/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 24.8%
INVESTMENT COMPANIES - 24.8%
Limited Purpose
Cash Investment
Fund,
0.12% (a)
(Cost $168,979,376) $117,303,301 $1,134,514,156 $(1,082,815,645) $(14,238) $(13,255) $168,974,319 169,008,121 $634,621 $–
(a) Represents 7-day effective yield as of September 30, 2020.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Credit default swap contracts outstanding - buy protection as of September 30, 2020:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
35.V1
5.00%
Quarterly 12/20/2025 4.09 % USD 24,575,000 $ (977,059) $ (72,492) $ (1,049,551)
$ (977,059) $ (72,492) $ (1,049,551)
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (202) 12/2020 USD $ (33,855,200) $ (68,863)
U.S. Treasury 10 Year Note (57) 12/2020 USD (7,953,281) (19,727)
U.S. Treasury 5 Year Note (320) 12/2020 USD (40,330,000) (53,076)
$ (141,666)
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 95,220,000 USD 899,669 CITI 12/16/2020 $ 4,157
USD 963,294 CAD 1,264,405 CITI 12/16/2020 13,385
USD 944,291 CAD 1,239,414 JPMC 12/16/2020 13,156

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,562,645 EUR 2,156,468 CITI 12/16/2020 $ 29,842
USD 2,562,649 EUR 2,156,474 JPMC 12/16/2020 29,838
Total unrealized appreciation 90,378
CAD 656,996 USD 501,038 CITI 12/16/2020 (7,457)
CAD 656,992 USD 501,036 JPMC 12/16/2020 (7,457)
EUR 2,156,468 USD 2,562,450 CITI 12/16/2020 (29,646)
EUR 2,156,474 USD 2,562,461 JPMC 12/16/2020 (29,650)
USD 452,214 JPY 47,973,578 CITI 12/16/2020 (3,150)
USD 452,213 JPY 47,973,582 JPMC 12/16/2020 (3,151)
Total unrealized depreciation (80,511)
Net unrealized appreciation $ 9,867
Total Return Basket Swaps Outstanding at September 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified
spread (-1.25% to 0.85%), which is
denominated in USD based on the local
currencies of the positions within the
swap.
13-65 months
maturity
ranging from
03/25/2021
- 07/11/2024 $5,957,238 $62,971 $47,525 $110,496
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
CDOR plus or minus a specified spread
(0.03%), which is denominated in CAD
based on the local currencies of the
positions within the swap.
58-61 months
maturity
04/09/2025 $1,655,335 $(1,032,005) $(17,917) $(1,049,922)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(0.03%), which is denominated in JPY
based on the local currencies of the
positions within the swap.
61 months
maturity
04/11/2025 $4,747,969 $102,725 $85,145 $187,870

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
SONIA plus or minus a specified spread
(0.03%), which is denominated in GBP
based on the local currencies of the
positions within the swap.
58-60 months
maturity
ranging from
06/11/2025
- 08/13/2025 $221,629 $137 $(35) $102
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (0.02%), which
is denominated in USD based on the
local currencies of the positions within
the swap.
53 months
maturity
01/13/2025 $681,862 $(42,743) $(93) $(42,836)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (-1.00% to
0.30%), which is denominated in USD
based on the local currencies of the
positions within the swap.
12-61 months
maturity
ranging from
04/19/2021
- 01/22/2025 $2,475,482 $311,235 $(337) $310,898
MLIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified
spread (-0.25% to 1.25%), which is
denominated in GBP based on the local
currencies of the positions within the
swap.
25 months
maturity
02/25/2022 $1,106,077 $(4,411) $7,365 $2,954
MLIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(-1.00%), which is denominated in USD
based on the local currencies of the
positions within the swap.
58 months
maturity
07/11/2025 $2,528,193 $(169,714) $(56) $(169,770)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
and LIBOR plus or minus a
specified spread (-0.03% to
0.07%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
61 months
maturity
06/25/2025 $182,865,613 $2,166,524 $984,270 $3,150,794

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Panama
Copa Holdings SA, 4.50%, 4/15/2025 5,500,000 6,554,603 520,553 16.5
Spain
Atlantica Sustainable Infrastructure Jersey Ltd., 4.00%, 7/15/2025 2,175,000 2,203,062 (46,493) (1.5)
United Kingdom
GSK Finance No. 3 plc, 0.00%, 6/22/2023 3,475,000 3,507,067 (2,682) (0.1)
United States
1Life Healthcare, Inc., 3.00%, 6/15/2025 2,950,000 2,961,526 (321,285) (10.2)
Allegheny Technologies, Inc., 3.50%, 6/15/2025 3,675,000 3,531,205 (29,514) (0.9)
Cantel Medical Corp., 3.25%, 5/15/2025 3,675,000 4,748,534 (447,479) (14.2)
Cree, Inc., 1.75%, 5/1/2026 3,625,000 5,576,707 (221,350) (7.0)
CryoLife, Inc., 4.25%, 7/1/2025 2,950,000 3,190,791 110,896 3.5
Exact Sciences Corp., 0.38%, 3/1/2028 6,700,000 7,236,489 905,465 28.7
Exact Sciences Corp., 0.38%, 3/15/2027 2,675,000 3,131,235 406,694 12.9
FireEye, Inc., 0.88%, 6/1/2024 5,175,000 4,811,539 (54,281) (1.7)
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023 1,900,000 1,806,188 332,920 10.6
Hercules Capital, Inc., 4.38%, 2/1/2022 1,225,000 1,238,539 30,514 1.0
J2 Global, Inc., 1.75%, 11/1/2026 2,500,000 2,228,768 327,515 10.4
Jazz Investments I Ltd., 2.00%, 6/15/2026 2,750,000 3,228,313 369,534 11.7
Liberty Media Corp., 2.25%, 9/30/2046 5,000,000 2,328,305 (74,760) (2.4)
LivaNova USA, Inc., 3.00%, 12/15/2025 2,925,000 3,084,345 (282,330) (9.0)
Livent Corp., 4.13%, 7/15/2025 4,050,000 5,143,832 899,043 28.5
Luminex Corp., 3.00%, 5/15/2025 2,950,000 2,910,228 (353,555) (11.2)
Model N, Inc., 2.63%, 6/1/2025 2,975,000 3,867,661 (76,550) (2.4)
NCL Corp. Ltd., 6.00%, 5/15/2024 1,800,000 2,676,082 460,881 14.6
New Mountain Finance Corp., 5.75%, 8/15/2023 3,325,000 3,353,741 41,260 1.3
PagerDuty, Inc., 1.25%, 7/1/2025 2,200,000 2,232,261 6,783 0.2
Palo Alto Networks, Inc., 0.38%, 6/1/2025 7,475,000 7,923,126 446,803 14.2
Palo Alto Networks, Inc., 0.75%, 7/1/2023 6,225,000 7,029,052 (16,861) (0.5)
PetIQ, Inc., 4.00%, 6/1/2026 2,975,000 4,036,525 (228,203) (7.2)
Pioneer Natural Resources Co., 0.25%, 5/15/2025 3,600,000 3,966,998 (15,735) (0.5)
Pluralsight, Inc., 0.38%, 3/1/2024 4,050,000 3,557,160 (143,536) (4.6)
Prospect Capital Corp., 6.38%, 3/1/2025 3,000,000 3,076,398 42,774 1.4
Splunk, Inc., 1.13%, 6/15/2027 5,725,000 6,181,386 (119,976) (3.8)
Veeco Instruments, Inc., 3.75%, 6/1/2027 3,675,000 4,054,429 (230,592) (7.3)
WisdomTree Investments, Inc., 4.25%, 6/15/2023 4,400,000 4,264,361 (82,214) (2.6)
Zendesk, Inc., 0.63%, 6/15/2025 1,950,000 2,316,799 (5,097) (0.2)
SHARES
Short Positions
Common Stocks
Panama
Copa Holdings SA (84,104) (4,233,795) (229,535) (7.3)
United States
Allegheny Technologies, Inc. (121,029) (1,055,373) 82,575 2.6
Cantel Medical Corp. (69,157) (3,038,759) 448,172 14.2
Cree, Inc. (63,123) (4,023,460) 242,950 7.7
CryoLife, Inc. (84,239) (1,555,894) 24,382 0.8
Exact Sciences Corp. (57,870) (5,899,846) (1,260,088) (40.0)
Jazz Pharmaceuticals plc (12,179) (1,736,604) (304,962) (9.7)
LivaNova plc (32,136) (1,452,869) 327,096 10.4
Livent Corp. (352,396) (3,160,992) (667,968) (21.2)
Model N, Inc. (69,365) (2,447,197) 154,217 4.9

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Norwegian Cruise Line Holdings Ltd. (109,964) (1,881,484) (200,506) (6.4)
Palo Alto Networks, Inc. (26,417) (6,465,561) (66,286) (2.1)
PetIQ, Inc. (78,308) (2,577,899) 234,153 7.4
Pioneer Natural Resources Co. (15,051) (1,294,235) 735 0.0
Splunk, Inc. (13,004) (2,446,443) 74,326 2.4
Veeco Instruments, Inc. (190,362) (2,221,525) 343,045 10.9
Zendesk, Inc. (12,371) (1,273,223) (44,787) (1.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
09/10/2024
- 10/01/2025 $174,084,474 $(3,330,678) $(127,456) $(3,458,134)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Bitauto Holdings Ltd., ADR 85,321 1,343,806 3,334 (0.1)
SINA Corp. 22,956 978,155 646 (0.0)
Sogou, Inc., ADR 73,107 649,921 1,382 (0.0)
United States
Aimmune Therapeutics, Inc. 166,219 5,726,245 41,035 (1.2)
BMC Stock Holdings, Inc. 63,011 2,698,761 165,260 (4.8)
Brookfield Renewable Corp. 5,916 346,678 145,686 (4.2)
Cincinnati Bell, Inc. 249,861 3,747,915 307,634 (8.9)
CoreLogic, Inc. 9,495 642,527 (9,164) 0.3
Delphi Technologies plc 383,911 6,415,153 1,079,991 (31.2)
Devon Energy Corp. 182,726 1,728,588 (17,546) 0.5
E*TRADE Financial Corp. 125,827 6,297,641 1,472,804 (42.6)
Fitbit, Inc. 689,999 4,802,393 99,395 (2.9)
GCI Liberty, Inc. 32,241 2,642,472 129,702 (3.8)
Genworth Financial, Inc. 843,592 2,826,033 (525,938) 15.2
Immunomedics, Inc. 69,880 5,941,896 (2,436) 0.1
Livongo Health, Inc. 50,373 7,054,739 547,391 (15.8)
Maxim Integrated Products, Inc. 100,497 6,794,602 (171,831) 5.0
MobileIron, Inc. 116,032 813,384 (1,903) 0.1
Momenta Pharmaceuticals, Inc. 132,461 6,951,553 42,632 (1.2)
National General Holdings Corp. 135,804 4,583,385 (7,422) 0.2
Noble Energy, Inc. 497,738 4,255,660 (414,590) 12.0
Rosetta Stone, Inc. 94,691 2,838,836 5,344 (0.2)
South State Corp. 8 385 (219) 0.0

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Taubman Centers, Inc. 160,557 5,344,943 (3,008,912) 87.0
Tiffany & Co. 50,755 5,879,967 (425,231) 12.3
Varian Medical Systems, Inc. 37,232 6,403,904 (51,766) 1.5
Virtusa Corp. 59,136 2,907,126 (31,707) 0.9
Vivint Solar, Inc. 196,561 8,324,358 3,768,595 (109.0)
WESCO International, Inc. 1 44 13 (0.0)
Willis Towers Watson plc 28,800 6,014,016 641,458 (18.5)
WillScot Mobile Mini Holdings Corp. 10 167 34 (0.0)
Wright Medical Group NV 207,010 6,322,085 130,728 (3.8)
Xperi Holding Corp. 10 115 (31) 0.0
Preferred Stocks
United States
WESCO International, Inc., 10.63%, 6/22/2025 10 280 60 (0.0)
Short Positions
Common Stocks
United States
Analog Devices, Inc. (63,314) (7,391,276) (6,008) 0.2
Aon plc (31,104) (6,416,755) (733,485) 21.2
BorgWarner, Inc. (165,350) (6,405,659) (1,229,469) 35.6
Builders FirstSource, Inc. (82,702) (2,697,739) (144,265) 4.2
Caesars Entertainment, Inc. (11) (617) (202) 0.0
Chevron Corp. (59,386) (4,275,792) 427,827 (12.4)
Fidelity National Financial, Inc. (1) (31) – 0.0
First Horizon National Corp. (1) (9) (1) 0.0
Liberty Broadband Corp. (18,699) (2,671,526) (132,049) 3.8
Morgan Stanley (131,210) (6,344,004) (1,304,617) 37.7
Sunrun, Inc. (108,108) (8,331,884) (3,757,726) 108.7
Teladoc Health, Inc. (29,821) (6,537,956) (395,712) 11.4
WPX Energy, Inc. (353,774) (1,733,493) 30,601 (0.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Federal Funds Floating Rate
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
53-61 months
maturity
ranging from
01/13/2025
- 09/08/2025 $12,967,545 $(333,970) $3,671 $(330,299)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Longevity Acquisition Corp. 125,000 1,346,250 10,000 (3.0)
United States
AdaptHealth Corp. 12,853 280,324 (7,198) 2.2
Allegiance Telecom, Inc. (a) 150,000 2 (148) 0.0
LF Capital Acquisition Corp. 100,000 1,054,000 (4,000) 1.2
Megalith Financial Acquisition Corp. 100,000 1,031,500 (1,000) 0.3
Ranpak Holdings Corp. 14,749 140,410 (8,407) 2.5
Repay Holdings Corp. 40,500 951,750 (29,970) 9.1
Tenzing Acquisition Corp. 150,000 1,626,000 15,000 (4.5)
NO. OF
WARRANTS
Warrants
Hong Kong
New Frontier Health Corp., expiring 7/25/2023 50,000 88,000 13,000 (3.9)
United Kingdom
Digital Media Solutions, Inc., expiring 4/5/2023 125,000 107,500 (57,500) 17.4
United States
Akerna Corp., expiring 8/1/2024 22,500 8,482 (580) 0.2
Altus Midstream Co., expiring 11/12/2023 125,000 2,012 638 (0.2)
American Virtual Cloud Technologies, Inc., expiring 4/7/2025 250,000 77,850 350 (0.1)
Broadmark Realty Capital, Inc., expiring 11/15/2024 250,000 77,500 8,715 (2.6)
Estre Ambiental, Inc., expiring 12/22/2022 661,870 463 (3,508) 1.1
Exela Technologies, Inc., expiring 7/12/2022 930,354 11,629 (5,117) 1.5
Falcon Minerals Corp., expiring 8/23/2023 250,000 20,025 1,875 (0.6)
Forum Merger II Corp., expiring 9/30/2025 138,157 1,221,308 15,197 (4.6)
Global Blue Group Holding AG, expiring 8/28/2025 33,333 21,300 5,290 (1.6)
Grid Dynamics Holdings, Inc., expiring 9/30/2023 90,000 160,200 (900) 0.3
Hall of Fame Resort & Entertainment Co., expiring 7/1/2025 122,980 31,975 (59,030) 17.9
Hycroft Mining Holding Corp., expiring 2/12/2025 250,000 392,500 (18,750) 5.7
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023 343,006 123,619 (75,324) 22.8
Inspired Entertainment, Inc., expiring 12/23/2021 636,986 159,246 (15,925) 4.8
International General Insurance Holdings Ltd., expiring 3/17/2025 117,500 65,800 – 0.0
KBL Merger Corp. IV, expiring 1/15/2024 500,000 112,500 (42,500) 12.9
Legacy Acquisition Corp., expiring 11/30/2022 250,000 133,750 44,175 (13.4)
Leisure Acquisition Corp., expiring 12/28/2022 125,000 55,000 (13) 0.0
Limbach Holdings, Inc., expiring 7/20/2021 168,252 94,221 38,698 (11.7)
Megalith Financial Acquisition Corp., expiring 9/21/2023 128,200 85,163 (4,564) 1.4
National Energy Services Reunited Corp., expiring 6/6/2023 409,500 286,650 (73,710) 22.3
Nesco Holdings, Inc., expiring 1/1/2025 83,334 25,000 (1,667) 0.5
NextDecade Corp., expiring 7/24/2022 547,771 63,514 53,106 (16.1)
OneSpaWorld Holdings Ltd., expiring 3/19/2024 99,990 176,982 2,000 (0.6)
Purple Innovation, Inc., expiring 2/2/2023 200,000 1,352,000 402,000 (121.7)
Rimini Street, Inc., expiring 5/26/2022 471,690 71,225 (23,113) 7.0
Sirius International Insurance Group Ltd., expiring 11/5/2023 286,625 171,975 28,663 (8.7)
Spartan Energy Acquisition Corp., expiring 10/1/2023 48,333 211,699 (17,400) 5.3
Velodyne Lidar, Inc., expiring 12/31/2025 198,000 968,220 (493,020) 149.3
Verra Mobility Corp., expiring 10/17/2023 66,667 160,001 (29,333) 8.9
(a) Security fair valued as of September 30, 2020 in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.14% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
57-61 months
maturity
ranging from
09/06/2024
- 09/18/2025 $343,782,676 $16,752,774 $(1,966,561) $14,786,213
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
France
AXA SA, 7.25%, 5/15/2021 8,400,000 7,559,034 659,881 4.5
Germany
Deutsche Bank AG, 1.00%, 5/1/2023 3,375,000 3,382,553 (26,116) (0.2)
United States
Air Transport Services Group, Inc., 1.13%, 10/15/2024 3,000,000 3,176,490 284,577 1.9
Akamai Technologies, Inc., 0.38%, 9/1/2027 5,475,000 6,335,829 492,152 3.3
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/1/2024 6,925,000 8,374,950 2,515,031 17.0
Bandwidth, Inc., 0.25%, 3/1/2026 4,700,000 9,387,042 4,478,917 30.3
Benefitfocus, Inc., 1.25%, 12/15/2023 2,625,000 2,061,171 106,641 0.7
Booking Holdings, Inc., 0.90%, 9/15/2021 3,500,000 3,725,757 205,405 1.4
Carnival Corp., 5.75%, 4/1/2023 8,850,000 15,368,901 3,573,927 24.2
Cleveland-Cliffs, Inc., 1.50%, 1/15/2025 4,525,000 4,689,986 (372,629) (2.5)
Cytokinetics, Inc., 4.00%, 11/15/2026 2,425,000 5,406,477 1,501,284 10.2
DISH Network Corp., 3.38%, 8/15/2026 2,575,000 2,374,941 (14,204) (0.1)
Granite Construction, Inc., 2.75%, 11/1/2024 3,800,000 3,033,570 67,431 0.5
Guess?, Inc., 2.00%, 4/15/2024 3,150,000 2,549,626 (207,740) (1.4)
Infinera Corp., 2.13%, 9/1/2024 3,325,000 3,074,089 138,111 0.9
Lannett Co., Inc., 4.50%, 10/1/2026 4,400,000 2,851,640 (328,460) (2.2)
Liberty Interactive LLC, 1.75%, 9/30/2046 4,000,000 7,378,372 1,505,684 10.2
Liberty Media Corp., 2.75%, 12/1/2049 2,775,000 2,700,813 250,410 1.7
Lumentum Holdings, Inc., 0.25%, 3/15/2024 6,900,000 9,647,359 723,319 4.9
Lumentum Holdings, Inc., 0.50%, 12/15/2026 3,175,000 3,383,861 111,804 0.8
Meritor, Inc., 3.25%, 10/15/2037 2,075,000 2,183,952 86,735 0.6
NRG Energy, Inc., 2.75%, 6/1/2048 3,950,000 4,127,383 3,123 0.0
NuVasive, Inc., 0.38%, 3/15/2025 5,000,000 4,381,635 (75,836) (0.5)
OPKO Health, Inc., 4.50%, 2/15/2025 5,075,000 6,034,921 2,134,784 14.4
Rapid7, Inc., 1.25%, 8/1/2023 4,675,000 7,317,296 1,505,239 10.2
Sarepta Therapeutics, Inc., 1.50%, 11/15/2024 1,375,000 2,858,881 821,151 5.6
Snap, Inc., 0.75%, 8/1/2026 2,000,000 2,771,236 941,054 6.4
Square, Inc., 0.13%, 3/1/2025 6,850,000 10,409,705 4,316,121 29.2
Tesla, Inc., 2.00%, 5/15/2024 3,500,000 24,220,112 15,718,476 106.3
Wayfair, Inc., 1.00%, 8/15/2026 4,975,000 10,317,369 5,942,548 40.2

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Convertible Preferred Stock
United States
Colfax Corp., 5.75%, 1/15/2022 40,000 5,368,400 864,400 5.8
NextEra Energy, Inc., 5.28%, 3/1/2023 146,500 6,889,852 531,752 3.6
NextEra Energy, Inc., 4.87%, 9/1/2022 56,425 3,068,241 237,399 1.6
Short Positions
Common Stocks
United States
Akamai Technologies, Inc. (30,160) (3,333,886) (160,423) (1.1)
Atlas Air Worldwide Holdings, Inc. (80,494) (4,902,085) (1,332,558) (9.0)
Bandwidth, Inc. (46,986) (8,202,346) (3,721,312) (25.2)
Carnival Corp. (761,100) (11,553,498) (76,736) (0.5)
Charter Communications, Inc. (10,906) (6,809,052) (1,266,280) (8.6)
Cleveland-Cliffs, Inc. (438,807) (2,817,141) (403,533) (2.7)
Colfax Corp. (149,928) (4,701,742) (810,535) (5.5)
Cytokinetics, Inc. (216,054) (4,677,569) (1,237,849) (8.4)
Equitable Holdings, Inc. (317,014) (5,782,335) (402,892) (2.7)
Lumentum Holdings, Inc. (109,709) (8,242,437) (17,472) (0.1)
NextEra Energy, Inc. (27,128) (7,529,648) (855,746) (5.8)
OPKO Health, Inc. (864,485) (3,189,950) (434,434) (2.9)
Rapid7, Inc. (93,304) (5,713,937) (1,180,929) (8.0)
Sarepta Therapeutics, Inc. (16,481) (2,314,427) (566,335) (3.8)
Square, Inc. (44,155) (7,177,395) (2,331,662) (15.8)
Tesla, Inc. (56,483) (24,231,772) (14,516,556) (98.2)
Wayfair, Inc. (30,156) (8,775,698) (3,876,290) (26.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
LIBOR and Federal Funds
Floating Rate plus or minus a
specified spread 0.11%, which
is denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
10/30/2024
- 03/24/2025 $29,469,992 $1,862,355 $564,552 $2,426,907
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Greenvision Acquisition Corp. 150,000 1,506,000 21,000 0.9

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Acamar Partners Acquisition Corp. 100,000 1,022,000 61,000 2.5
AMCI Acquisition Corp. 100,000 1,034,000 34,000 1.4
Amplitude Healthcare Acquisition Corp. 93,750 929,062 33,497 1.4
Apex Technology Acquisition Corp. 80,000 848,000 100,000 4.1
CHP Merger Corp. 148,700 1,515,253 117,473 4.8
Churchill Capital Corp. II 50,000 527,500 43,885 1.8
CIIG Merger Corp. 89,500 896,790 43,345 1.8
Crescent Acquisition Corp. 100,000 1,004,000 44,000 1.8
Experience Investment Corp. 50,000 502,500 17,500 0.7
FinServ Acquisition Corp. 50,000 501,500 35,000 1.4
FinTech Acquisition Corp. III 50,000 515,500 25,500 1.1
GigCapital2, Inc. 100,000 1,016,000 50,000 2.1
GX Acquisition Corp. 100,000 1,050,000 107,000 4.4
Haymaker Acquisition Corp. II 50,000 500,000 21,185 0.9
Healthcare Merger Corp. 100,000 1,015,000 85,000 3.5
Juniper Industrial Holdings, Inc. 150,000 1,569,000 159,000 6.6
Legacy Acquisition Corp. 95,210 987,328 40,940 1.7
Merida Merger Corp. I 100,000 985,000 40,000 1.6
Monocle Acquisition Corp. 100,000 1,024,000 34,000 1.4
New Providence Acquisition Corp. 50,000 503,500 28,500 1.2
Osprey Technology Acquisition Corp. 150,000 1,528,500 162,000 6.7
Replay Acquisition Corp. 150,000 1,527,000 102,000 4.2
RMG Acquisition Corp. 150,000 1,603,500 160,500 6.6
Software Acquisition Group, Inc. 102,516 1,021,059 31,780 1.3
South Mountain Merger Corp. 150,000 1,567,500 142,500 5.9
Stable Road Acquisition Corp. 125,000 1,260,000 51,250 2.1
Tuscan Holdings Corp. II 150,000 1,510,500 70,500 2.9

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
September 30, 2020 (Unaudited)
(a) For the period ended September 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of September 30, 2020.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within the annual/semi-annual reports for the AQR Funds as well as on Form N-CSR and Form N-PORT (Part F) which is filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 97.6%
ALTERNATIVE FUNDS - 65.2%
AQR Diversified Arbitrage Fund,
Class R6 (a) 292,007 2,998,915
AQR Equity Market Neutral Fund,
Class R6 (a) 381,428 3,001,836
AQR Global Macro Fund, Class
R6 (a) 233,508 2,208,983
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 297,392 2,200,699
AQR Style Premia Alternative Fund,
Class R6 (a) 395,181 2,616,098
TOTAL ALTERNATIVE FUNDS
(Cost $12,961,157) 13,026,531
ASSET ALLOCATION FUNDS - 32.4%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $6,333,578) 696,969 6,467,876
TOTAL INVESTMENT COMPANIES
(Cost $19,294,735) 19,494,407
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment
Fund, 0.12% (b)
(Cost $397,700) 397,722 397,643
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $19,692,435) 19,892,050
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% 72,560
NET ASSETS - 100.0% 19,964,610
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 3,001,836 15.0%
Event Driven 2,998,915 15.0
Global Flex Allocation 6,467,876 32.4
Global Macro 2,208,983 11.1
Managed Futures 2,200,699 11.0
Multialternative 2,616,098 13.1
Short-Term Investments 397,643 2.0
Total Investments In Securities
At Value 19,892,050 99.6
Other Assets in Excess of
Liabilities 72,560 0.4
Net Assets
$ 19,964,610 100.0%
Affiliate
Value
At
6/8/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2020
Shares
Held At
9/30/2020
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 97.6%
ALTERNATIVE FUNDS - 65.2%
AQR Diversified
Arbitrage Fund $ – $ 2,876,059 $ (37,713) $ 190 $ 160,379 $ 2,998,915 292,007 $ – $ –
AQR Equity Market
Neutral Fund – 3,099,757 (37,713) (1,381) (58,827) 3,001,836 381,428 – –
AQR Global Macro
Fund – 2,617,917 (450,215) 1,213 40,068 2,208,983 233,508 – –
AQR Managed
Futures Strategy HV
Fund – 2,617,917 (349,840) (12,482) (54,896) 2,200,699 297,392 – –
AQR Style Premia
Alternative Fund – 2,675,185 (36,400) (1,338) (21,349) 2,616,098 395,181 – –
(13,798) 65,375 13,026,531 – –
ASSET ALLOCATION FUNDS - 32.4%
AQR Multi-Asset
Fund – 6,494,833 (161,134) (121) 134,298 6,467,876 696,969 – –
TOTAL $(13,919) $199,673 $19,494,407 $– $–
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 106.0%
COMMON STOCKS - 8.1%
Belgium - 1.1%
Ageas SA/NV (a) 10,809 442,295
Proximus SADP (a) 3,586 65,419
Solvay SA (a) 2,617 225,147
UCB SA (a) 2,311 262,469
995,330
—
Italy - 4.8%
A2A SpA (a) 288,954 419,709
Assicurazioni Generali SpA (a) 17,432 245,694
Banca Generali SpA 9,415 286,343
Banco BPM SpA 320,628 542,340
BPER Banca *(a) 59,164 137,812
Buzzi Unicem SpA (a) 16,495 383,238
DiaSorin SpA 627 126,147
Enel SpA (a) 11,886 103,122
Hera SpA (a) 83,085 306,360
Italgas SpA (a) 61,856 390,116
Poste Italiane SpA (a)(b) 40,299 357,122
Prysmian SpA (a) 5,500 159,652
Telecom Italia SpA (a) 303,407 121,607
Terna Rete Elettrica Nazionale SpA
(a) 27,179 190,166
UniCredit SpA * 32,838 271,315
Unipol Gruppo SpA *(a) 97,440 425,811
4,466,554
—
Spain - 2.1%
Acerinox SA *(a) 13,835 113,439
Enagas SA (a) 17,384 401,103
Endesa SA (a) 29,024 776,335
Mapfre SA (a) 69,262 108,663
Naturgy Energy Group SA (a) 5,653 113,369
Red Electrica Corp. SA (a) 23,155 434,280
1,947,189
—
United Kingdom - 0.1%
CNH Industrial NV * 11,017 85,209
United States - 0.0% (c)
Tenaris SA 8,769 43,688
TOTAL COMMON STOCKS
(Cost $7,158,738) 7,537,970
SHORT-TERM INVESTMENTS - 97.9%
INVESTMENT COMPANIES - 48.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(d)(e) 3,011,691 3,011,691
Limited Purpose Cash Investment
Fund, 0.12% (1)(d)(f) 42,312,671 42,304,208
TOTAL INVESTMENT COMPANIES
(Cost $45,315,229) 45,315,899
—
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 49.2%
U.S. Treasury Bills
0.15%, 10/8/2020 (g) $ 19,154,000 19,153,763
0.14%, 10/15/2020 (g)(h) 10,000,000 9,999,698
0.15%, 10/22/2020 (g)(h) 11,483,000 11,482,447
0.15%, 10/29/2020 (g)(h) 2,712,000 2,711,805
0.15%, 11/19/2020 (g)(h) 2,392,000 2,391,707
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $45,738,125) 45,739,420
TOTAL SHORT-TERM INVESTMENTS
(Cost $91,053,354) 91,055,319
TOTAL LONG POSITIONS
(Cost $98,212,092) 98,593,289
SHARES
SHORT POSITIONS - (7.6)%
COMMON STOCKS - (7.6)%
Belgium - (1.0)%
Anheuser-Busch InBev SA/NV (10,231) (550,842)
Umicore SA (10,080) (419,273)
(970,115)
—
Italy - (4.7)%
Amplifon SpA * (12,953) (463,205)
Atlantia SpA * (9,422) (147,560)
Autogrill SpA * (44,223) (199,672)
Davide Campari-Milano NV (36,265) (395,812)
Eni SpA (27,565) (215,450)
Ferrari NV (885) (162,414)
FinecoBank Banca Fineco SpA * (34,854) (480,069)
Freni Brembo SpA * (19,502) (195,022)
Infrastrutture Wireless Italiane SpA
(b) (15,743) (173,681)
Intesa Sanpaolo SpA (68,707) (129,267)
Leonardo SpA (7,054) (41,200)
Mediobanca Banca di Credito
Finanziario SpA (67,704) (530,524)
Moncler SpA * (291) (11,908)
Nexi SpA *(b) (1,310) (26,255)
Pirelli & C SpA *(b) (72,434) (310,361)
Recordati Industria Chimica e
Farmaceutica SpA (948) (48,561)
Saipem SpA (279,265) (480,327)
Salvatore Ferragamo SpA * (15,515) (228,335)
Snam SpA (18,337) (94,303)
(4,333,926)
—
Spain - (1.9)%
Amadeus IT Group SA (4,276) (237,472)
Banco Santander SA (37,060) (69,126)
Cellnex Telecom SA (b) (13,824) (839,154)
Ferrovial SA (20,035) (486,659)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $6,046,173. In addition,
$1,722,532 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $(992,329), which represents approximately (1.07)% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of September 30, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f) For the period ended September 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
INVESTMENTS SHARES VALUE ($)
Spain - (1.9)% (continued)
Grifols SA (3,905) (112,289)
(1,744,700)
—
TOTAL COMMON STOCKS
(Proceeds $(7,307,860)) (7,048,741)
TOTAL SHORT POSITIONS
(Proceeds $(7,307,860)) (7,048,741)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.4%
(Cost $90,904,232) 91,544,548
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.6% ( i ) 1,491,439
NET ASSETS - 100.0% 93,035,987
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (825,809) (0.9) %
Consumer Discretionary (1,107,713) (1.2)
Consumer Staples (946,654) (1.0)
Energy (652,089) (0.7)
Financials 1,608,408 1.7
Health Care (235,438) (0.2)
Industrials (430,557) (0.5)
Information Technology (263,727) (0.3)
Materials 302,551 0.3
Utilities 3,040,257 3.3
Short-Term Investments 91,055,319 97.9
Total Investments In Securities
At Value 91,544,548 98.4
Other Assets in Excess of
Liabilities ( i ) 1,491,439 1.6
Net Assets
$ 93,035,987 100.0%
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2020
Shares
Held At
9/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 45.5%
INVESTMENT COMPANIES - 45.5%
Limited Purpose
Cash Investment
Fund,
0.12% (1)^(a)
(Cost $42,303,538) $81,189,187 $238,693,897 $(277,564,128) $9,667 $(24,415) $42,304,208 42,312,671 $396,905 $–
^    No longer affiliated as of September 30, 2020.
(a) Represents 7-day effective yield as of September 30, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 206,649 CHF 187,500 CITI 12/16/2020 $ 2,598
USD 206,649 CHF 187,500 JPMC 12/16/2020 2,597
USD 407,404 EUR 341,004 CITI 12/16/2020 6,890
USD 407,394 EUR 340,996 JPMC 12/16/2020 6,889
USD 169 NOK 1,504 CITI 12/16/2020 8
USD 169 NOK 1,496 JPMC 12/16/2020 8
USD 149,670 SEK 1,311,000 CITI 12/16/2020 3,141
USD 149,670 SEK 1,311,000 JPMC 12/16/2020 3,141
Total unrealized appreciation 25,272
CAD 171,358 USD 130,681 CITI 12/16/2020 (1,944)
CAD 171,348 USD 130,674 JPMC 12/16/2020 (1,944)
CHF 188,000 USD 207,494 CITI 12/16/2020 (2,899)
CHF 188,000 USD 207,494 JPMC 12/16/2020 (2,899)
DKK 1,217,000 USD 193,459 CITI 12/16/2020 (1,499)
DKK 1,217,000 USD 193,459 JPMC 12/16/2020 (1,500)
EUR 152,000 USD 180,175 CITI 12/16/2020 (1,649)
EUR 152,000 USD 180,175 JPMC 12/16/2020 (1,649)
USD 191,076 DKK 1,219,000 CITI 12/16/2020 (1,199)
USD 191,076 DKK 1,219,000 JPMC 12/16/2020 (1,199)
USD 25,797 HKD 200,000 CITI 12/16/2020 (2)
USD 25,797 HKD 200,000 JPMC 12/16/2020 (2)
Total unrealized depreciation (18,385)
Net unrealized appreciation $ 6,887
Total Return Basket Swaps Outstanding at September 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (0.20%), which
is denominated in USD based on the
local currencies of the positions within
the swap.
56 months
maturity
04/22/2025 $208,437 $(8,191) $(17) $(8,208)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.80% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
56-60 months
maturity
ranging from
04/23/2025
- 09/02/2025 $14,890,427 $112,089 $93 $112,182
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 26,104 590,142 71,910 64.1
Switzerland
Adecco Group AG (Registered) 13,266 699,985 (58,131) (51.8)
Belimo Holding AG (Registered) 11 83,050 (403) (0.4)
BKW AG 983 104,683 (2,043) (1.8)
Bucher Industries AG (Registered) 111 42,282 891 0.8
Credit Suisse Group AG (Registered) 64,755 646,430 (59,556) (53.1)
DKSH Holding AG 849 59,145 (291) (0.3)
dormakaba Holding AG 390 211,735 (8,881) (7.9)
Galenica AG 951 66,129 (1,639) (1.5)
Geberit AG (Registered) 819 484,540 14,055 12.5
Helvetia Holding AG (Registered) 4,174 355,643 (20,193) (18.0)
Kuehne + Nagel International AG (Registered) 293 56,893 375 0.3
LafargeHolcim Ltd. (Registered) 17,345 789,537 (38,443) (34.3)
Logitech International SA (Registered) 1,983 153,607 14,418 12.9
Nestle SA (Registered) 1,180 140,434 253 0.2
Novartis AG (Registered) 8,804 764,401 (22,259) (19.8)
OC Oerlikon Corp. AG (Registered) 15,147 120,629 (10,296) (9.2)
Roche Holding AG 2,958 1,013,235 (68,493) (61.1)
SGS SA (Registered) 23 61,636 494 0.4
SIG Combibloc Group AG 1,880 37,591 847 0.8
Sonova Holding AG (Registered) 2,205 558,781 25,924 23.1
Sulzer AG (Registered) 317 25,480 (2,295) (2.0)
Swatch Group AG (The) 4 932 (9) (0.0)
Swiss Life Holding AG (Registered) 250 94,598 (6,293) (5.6)
Tecan Group AG (Registered) 155 77,084 3,272 2.9
UBS Group AG (Registered) 15,510 173,292 (14,549) (13.0)
VAT Group AG 316 60,279 2,958 2.6

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (22,697) (577,045) 7,145 6.4
Alcon, Inc. (10,417) (590,599) 17,341 15.5
Baloise Holding AG (Registered) (326) (47,995) 3,621 3.2
Barry Callebaut AG (Registered) (129) (287,330) (4,932) (4.4)
Chocoladefabriken Lindt & Spruengli AG (18) (151,938) 892 0.8
Cie Financiere Richemont SA (Registered) (413) (27,730) 1,447 1.3
Clariant AG (Registered) (13,773) (271,702) 14,582 13.0
Dufry AG (Registered) (12,172) (376,754) 32,183 28.7
EMS- Chemie Holding AG (Registered) (180) (161,724) 3,409 3.0
Flughafen Zurich AG (Registered) (705) (96,734) 6,427 5.7
Givaudan SA (Registered) (39) (168,395) 3,422 3.1
Idorsia Ltd. (13,949) (374,468) 16,425 14.6
Julius Baer Group Ltd. (1,889) (80,230) 2,365 2.1
Lonza Group AG (Registered) (230) (141,941) (1,383) (1.2)
Partners Group Holding AG (232) (213,395) 2,439 2.2
Schindler Holding AG (384) (104,824) 163 0.1
Sika AG (Registered) (2,921) (717,257) (11,170) (10.0)
Straumann Holding AG (Registered) (681) (688,901) (2,405) (2.1)
Swiss Re AG (7,627) (565,763) 51,310 45.7
Swisscom AG (Registered) (594) (314,676) 8,144 7.3
Temenos AG (Registered) (6,674) (897,016) 96,904 86.4
Vifor Pharma AG (2,200) (299,254) 25,915 23.1
Zurich Insurance Group AG (753) (262,583) 16,222 14.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
56-60 months
maturity
ranging from
04/24/2025
- 09/02/2025 $8,840,046 $(102,378) $(243) $(102,621)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 209 330,404 11,118 (10.8)
Carlsberg A/S 7,112 958,144 (35,834) 34.9
Coloplast A/S 2,178 345,189 5,380 (5.2)
FLSmidth & Co. A/S 11,897 337,861 (31,224) 30.4
Genmab A/S 1,708 619,843 (15,752) 15.3
GN Store Nord A/S 5,104 384,519 (3,006) 2.9

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
H Lundbeck A/S 4,219 138,958 (2,862) 2.8
Novo Nordisk A/S 11,101 769,128 8,345 (8.1)
Pandora A/S 10,369 747,997 (50,034) 48.8
ROCKWOOL International A/S 974 373,720 18,250 (17.8)
Royal Unibrew A/S 186 19,171 (264) 0.3
Short Positions
Common Stocks
Denmark
Ambu A/S (7,201) (202,776) (16,711) 16.3
Chr Hansen Holding A/S (6,535) (725,424) (323) 0.3
Demant A/S (904) (28,350) (1,663) 1.6
DSV Panalpina A/S (5,668) (919,368) (29,366) 28.6
ISS A/S (32,448) (427,071) 52,409 (51.1)
Novozymes A/S (5,828) (366,304) 12,335 (12.0)
Orsted A/S (5,476) (754,483) (11,435) 11.1
SimCorp A/S (946) (124,100) (3,170) 3.1
Tryg A/S (5,506) (173,343) (3,805) 3.7
Vestas Wind Systems A/S (581) (93,893) (4,766) 4.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-0.35% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
56-61 months
maturity
ranging from
04/23/2025
- 09/18/2025 $16,183,650 $65,420 $3,463 $68,883
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Galapagos NV 657 93,143 1,320 1.9
Solvay SA 1,091 93,861 (9,572) (13.9)
Finland
Kesko OYJ 11,646 300,059 19,129 27.8
Kone OYJ 5,543 486,695 14,808 21.5
Nokia OYJ 89,601 350,686 (17,829) (25.9)
Orion OYJ 5,282 239,310 (2,820) (4.1)
Stora Enso OYJ 6,131 95,963 (3,023) (4.4)
UPM- Kymmene OYJ 18,091 550,634 (28,129) (40.8)
Valmet OYJ 7,517 185,423 (20,417) (29.6)
Luxembourg
Aperam SA 5,171 145,497 (8,436) (12.2)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Aalberts NV 2,664 95,796 (5,633) (8.2)
Aegon NV 71,646 185,442 (2,708) (3.9)
ASM International NV 2,847 408,097 11,670 16.9
ASR Nederland NV 17,129 576,105 (26,116) (37.9)
Koninklijke Ahold Delhaize NV 31,788 939,588 (6,978) (10.1)
Koninklijke Philips NV 3,415 161,253 3,063 4.4
Randstad NV 12,388 645,978 (35,772) (51.9)
Signify NV 16,633 615,206 (6,973) (10.1)
Wolters Kluwer NV 1,718 146,550 (356) (0.5)
Spain
Banco Bilbao Vizcaya Argentaria SA 55,829 154,978 (3,471) (5.0)
Banco de Sabadell SA 324,001 112,455 (24,402) (35.4)
Bankia SA 170,971 248,945 (39,902) (57.9)
Repsol SA 26,637 179,949 (23,766) (34.5)
United Kingdom
Unilever NV 1,908 115,868 (556) (0.8)
Short Positions
Common Stocks
Belgium
Elia Group SA/NV (2,224) (222,330) 2,476 3.6
China
Prosus NV (1,540) (142,146) 2,814 4.1
Finland
Elisa OYJ (2,314) (136,043) 1,306 1.9
Fortum OYJ (14,028) (283,621) 3,381 4.9
Neste OYJ (8,254) (434,653) 37,445 54.4
Nokian Renkaat OYJ (7,700) (217,664) 3,040 4.4
Sampo OYJ (18,787) (744,019) 27,645 40.1
Luxembourg
ArcelorMittal SA (18,366) (244,329) 2,533 3.7
Netherlands
Adyen NV (50) (92,224) (7,730) (11.2)
Akzo Nobel NV (1,551) (156,760) (856) (1.2)
Altice Europe NV (84,019) (400,025) 7,628 11.1
Argenx SE (665) (175,671) (16,933) (24.6)
Boskalis Westminster (7,530) (149,376) 10,545 15.3
Heineken NV (12,468) (1,109,986) 35,614 51.7
Just Eat Takeaway.com NV (2,199) (246,171) (9,958) (14.5)
Koninklijke DSM NV (3,782) (622,637) (19,892) (28.9)
Koninklijke KPN NV (102,642) (240,831) 17,243 25.0
Koninklijke Vopak NV (5,191) (292,168) 3,459 5.0
OCI NV (22,144) (283,830) (1,419) (2.1)
SBM Offshore NV (48,212) (769,061) 50,327 73.1
Spain
Amadeus IT Group SA (4,310) (239,360) 19,464 28.3
Banco Santander SA (86,088) (160,576) 17,412 25.3
Bankinter SA (62,818) (270,429) 55,203 80.1
CaixaBank SA (64,149) (136,181) 19,148 27.8
Cellnex Telecom SA (3,156) (191,578) 4,889 7.1
Telefonica SA (39,446) (135,125) 14,611 21.2

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.70% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
56-60 months
maturity
ranging from
04/24/2025
- 08/11/2025 $3,033,746 $69,646 $(7,075) $62,571
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
Leroy Seafood Group ASA 33,486 192,289 (8,796) (14.1)
Norsk Hydro ASA 35,694 98,524 (6,372) (10.2)
Orkla ASA 39,031 393,919 14,532 23.2
Salmar ASA 4,409 249,873 13,201 21.1
Yara International ASA 18,362 706,565 7,325 11.7
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (2,050) (132,262) (1,741) (2.8)
France
Adevinta ASA (4,850) (83,372) 1,710 2.7
Norway
Equinor ASA (32,596) (461,809) 43,867 70.1
Gjensidige Forsikring ASA (6,064) (123,067) 5,005 8.0
Mowi ASA (10,142) (180,445) 7,256 11.6
TOMRA Systems ASA (1,765) (76,460) (6,150) (9.8)
United Kingdom
Subsea 7 SA (46,632) (335,161) (191) (0.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.35% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
56-61 months
maturity
ranging from
04/24/2025
- 09/18/2025 $10,245,313 $13,597 $703 $14,300

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB 2,050 45,253 (2,384) (16.7)
Assa Abloy AB 5,185 121,226 (1,969) (13.8)
Axfood AB 8,123 186,071 1,168 8.2
Boliden AB 4,327 128,385 (3,530) (24.7)
Electrolux AB 7,263 169,307 11,803 82.5
Epiroc AB 5,372 77,820 604 4.2
Essity AB 20,515 692,612 (10,853) (75.9)
Evolution Gaming Group AB 932 61,580 879 6.1
Getinge AB 34,594 752,726 38,010 265.8
Hennes & Mauritz AB 2,219 38,229 (1,601) (11.2)
Hexpol AB 9,377 83,878 433 3.0
Holmen AB 908 33,691 (134) (0.9)
Husqvarna AB 19,281 212,017 4,423 30.9
Sandvik AB 21,430 419,071 (17,092) (119.5)
Securitas AB 24,181 369,653 (10,720) (75.0)
Sinch AB 1,856 151,353 (11,099) (77.6)
Skanska AB 26,162 552,506 (10,537) (73.7)
SKF AB 11,498 237,210 (6,772) (47.4)
Swedish Match AB 1,530 125,103 1,813 12.7
Swedish Orphan Biovitrum AB 13,717 330,926 (10,162) (71.1)
Telefonaktiebolaget LM Ericsson 45,229 494,952 5,020 35.1
Trelleborg AB 21,988 388,288 (14,938) (104.5)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (9,194) (277,758) 12,574 87.9
Finland
Nordea Bank Abp (6,527) (49,597) 1,234 8.6
Sweden
AAK AB (10,445) (194,396) 1,659 11.6
Atlas Copco AB (17,131) (816,785) (17,333) (121.2)
BillerudKorsnas AB (9,469) (158,431) (244) (1.7)
Elekta AB (30,205) (379,571) 20,763 145.2
Embracer Group AB (15,677) (291,202) 4,920 34.4
Hexagon AB (5,423) (409,616) 748 5.2
Indutrade AB (664) (35,543) 381 2.7
Lifco AB (25) (1,934) 13 0.1
Nibe Industrier AB (6,642) (170,707) (5,236) (36.6)
Saab AB (10,327) (303,640) 20,471 143.2
Skandinaviska Enskilda Banken AB (17,371) (154,282) 9,458 66.1
SSAB AB (57,675) (191,536) 3,393 23.7
Svenska Cellulosa AB SCA (46,584) (638,641) (3,897) (27.3)
Sweco AB (779) (43,153) 720 5.0
Swedbank AB (8,948) (140,086) 9,330 65.2
Tele2 AB (2,822) (39,787) (175) (1.2)
Telia Co. AB (60,148) (246,074) (7,291) (51.0)
Volvo AB (1,599) (30,717) (253) (1.8)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.75% to 0.30%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
05/25/2021
- 10/25/2021 $15,280,583 $(22,438) $(101,132) $(123,570)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 10,839 313,314 (1,067) 0.9
Canadian Utilities Ltd. 9,741 232,341 (2,199) 1.8
Capital Power Corp. 6,137 135,456 (1,242) 1.0
CI Financial Corp. 24,309 308,347 (5,813) 4.7
Cogeco Communications, Inc. 2,448 200,741 (1,253) 1.0
Empire Co. Ltd. 15,452 448,515 4,270 (3.5)
Finning International, Inc. 13,027 199,189 478 (0.4)
George Weston Ltd. 2,849 209,489 (2,305) 1.9
iA Financial Corp., Inc. 11,888 413,810 8,092 (6.5)
Keyera Corp. 8,938 134,921 2,122 (1.7)
Kinross Gold Corp. 33,284 293,708 719 (0.6)
Linamar Corp. 7,116 211,682 8,557 (6.9)
Loblaw Cos. Ltd. 2,798 146,524 (2,033) 1.6
Manulife Financial Corp. 16,766 233,192 1,501 (1.2)
Methanex Corp. 5,587 136,240 11,075 (9.0)
Nutrien Ltd. 5,170 202,715 (3,690) 3.0
Open Text Corp. 2,988 126,292 332 (0.3)
Stantec , Inc. 5,711 173,404 1,685 (1.4)
Teck Resources Ltd. 11,174 155,583 (2,087) 1.7
TFI International, Inc. 6,122 255,997 4,099 (3.3)
Thomson Reuters Corp. 3,191 254,647 2,472 (2.0)
Tourmaline Oil Corp. 17,264 210,946 (4,269) 3.5
Yamana Gold, Inc. 46,057 261,839 1,706 (1.4)
United States
BRP, Inc. 2,526 133,457 2,822 (2.3)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (3,889) (190,806) (1,561) 1.3
Canada
Air Canada (21,052) (248,061) 1,690 (1.4)
Algonquin Power & Utilities Corp. (11,716) (170,168) (2,897) 2.3
BCE, Inc. (5,029) (208,555) 873 (0.7)
Brookfield Asset Management, Inc. (9,717) (321,528) (4,145) 3.4
Cameco Corp. (26,850) (271,212) (782) 0.6

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Canada Goose Holdings, Inc. (6,826) (219,254) (17,778) 14.4
Canadian National Railway Co. (1,872) (199,368) 453 (0.4)
Canadian Pacific Railway Ltd. (445) (135,366) (873) 0.7
Dollarama, Inc. (6,450) (247,237) (1,981) 1.6
Element Fleet Management Corp. (44,847) (373,178) (6,691) 5.4
Emera, Inc. (9,752) (400,612) (1,515) 1.2
Franco-Nevada Corp. (1,749) (244,404) (437) 0.4
Gildan Activewear , Inc. (8,196) (161,513) 3,884 (3.1)
Innergex Renewable Energy, Inc. (9,602) (173,500) (4,374) 3.5
Intact Financial Corp. (2,759) (295,429) (2,258) 1.8
Inter Pipeline Ltd. (17,902) (175,719) 164 (0.1)
Metro, Inc. (4,063) (194,950) 399 (0.3)
Premium Brands Holdings Corp. (2,794) (210,943) (525) 0.4
Restaurant Brands International, Inc. (7,978) (458,231) (3,632) 2.9
Royal Bank of Canada (5,459) (383,284) 4,081 (3.3)
Saputo, Inc. (14,075) (353,051) (301) 0.2
SNC-Lavalin Group, Inc. (8,703) (139,543) (1,405) 1.1
TC Energy Corp. (3,206) (134,592) 9,150 (7.4)
TMX Group Ltd. (1,579) (162,388) (1,802) 1.5
Toronto-Dominion Bank (The) (2,891) (133,852) (716) 0.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-1.30% to 0.35%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
04/18/2022
- 09/16/2022 $2,161,301 $(18,000) $77,949 $59,949
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 31,473 102,188 737 1.2
Yangzijiang Shipbuilding Holdings Ltd. 566,416 413,759 7,076 11.8
Singapore
ComfortDelGro Corp. Ltd. 321,126 333,737 (5,016) (8.4)
Genting Singapore Ltd. 191,119 94,340 (168) (0.3)
Jardine Cycle & Carriage Ltd. 3,356 44,546 (566) (0.9)
Singapore Telecommunications Ltd. 19,820 31,020 (50) (0.1)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (59,449) (118,860) (1,711) (2.9)
City Developments Ltd. (27,338) (153,898) 1,504 2.5
DBS Group Holdings Ltd. (8,319) (122,301) (350) (0.6)
Keppel Corp. Ltd. (21,800) (71,410) (5,920) (9.9)
Oversea-Chinese Banking Corp. Ltd. (6,780) (42,163) (143) (0.2)
SATS Ltd. (13,800) (28,820) (816) (1.4)
Singapore Airlines Ltd. (103,307) (264,371) (7,802) (13.0)
Singapore Technologies Engineering Ltd. (93,847) (239,152) (4,019) (6.7)
United Overseas Bank Ltd. (4,499) (63,378) (425) (0.7)
Venture Corp. Ltd. (2,631) (37,358) (331) (0.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-1.00% to 0.45%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
25-97 months
maturity
10/14/2022 $10,182,639 $(1,249) $55,638 $54,389
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Afterpay Ltd. 1,199 70,675 7,223 13.3
AGL Energy Ltd. 37,883 369,902 (21,690) (39.9)
Ansell Ltd. 5,397 143,574 1,898 3.5
Aurizon Holdings Ltd. 111,873 344,163 1,769 3.3
Australia & New Zealand Banking Group Ltd. 15,543 193,914 750 1.4
Bendigo & Adelaide Bank Ltd. 31,716 138,136 (1,354) (2.5)
BlueScope Steel Ltd. 43,139 397,475 2,090 3.8
carsales.com Ltd. 9,027 135,229 2,614 4.8
CIMIC Group Ltd. 14,907 199,676 (9,536) (17.5)
Coca-Cola Amatil Ltd. 12,627 86,430 2,249 4.1
Coles Group Ltd. 5,478 66,737 (829) (1.5)
Fortescue Metals Group Ltd. 30,691 360,559 3,709 6.8
Harvey Norman Holdings Ltd. 99,372 323,431 13,652 25.1
Incitec Pivot Ltd. 92,848 136,042 (1,000) (1.8)
JB Hi-Fi Ltd. 13,505 459,170 1,926 3.5
Qantas Airways Ltd. 36,461 106,927 3,332 6.1
South32 Ltd. 99,239 147,276 (6,163) (11.3)
Telstra Corp. Ltd. 46,667 93,439 (825) (1.5)
Westpac Banking Corp. 10,562 128,427 1,020 1.9

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Woolworths Group Ltd. 8,358 218,551 85 0.2
Worley Ltd. 35,520 247,565 5,808 10.7
Short Positions
Common Stocks
Australia
Alumina Ltd. (312,109) (310,991) 15,428 28.4
APA Group (25,051) (186,221) 378 0.7
Atlas Arteria Ltd. (29,650) (130,215) 10,028 18.4
AusNet Services (149,939) (202,408) (463) (0.9)
Cochlear Ltd. (1,695) (242,162) (6,007) (11.0)
Commonwealth Bank of Australia (3,557) (163,680) 2,096 3.9
CSL Ltd. (592) (122,288) (1,068) (2.0)
Domino's Pizza Enterprises Ltd. (2,310) (132,079) (1,104) (2.0)
Iluka Resources Ltd. (19,200) (125,711) 6,583 12.1
Insurance Australia Group Ltd. (33,927) (107,359) 4,493 8.3
Macquarie Group Ltd. (3,640) (315,531) (3,623) (6.7)
Magellan Financial Group Ltd. (4,997) (206,096) (1,349) (2.5)
Medibank Pvt Ltd. (78,007) (140,756) 686 1.3
National Australia Bank Ltd. (10,577) (135,882) (4,585) (8.4)
NEXTDC Ltd. (8,335) (73,966) (4,993) (9.2)
Oil Search Ltd. (101,567) (194,271) 11,664 21.4
QBE Insurance Group Ltd. (19,607) (121,956) 3,464 6.4
Qube Holdings Ltd. (44,904) (81,735) 2,920 5.4
Ramsay Health Care Ltd. (1,280) (61,029) 724 1.3
REA Group Ltd. (1,516) (120,717) 2 0.0
Saracen Mineral Holdings Ltd. (46,091) (173,268) (1,552) (2.9)
SEEK Ltd. (15,969) (246,345) (12,178) (22.4)
Seven Group Holdings Ltd. (17,777) (230,871) (9,645) (17.7)
Spark Infrastructure Group (129,972) (190,937) 9,281 17.1
Sydney Airport (45,691) (194,026) (13,169) (24.2)
Transurban Group (32,342) (330,241) 1,788 3.3
Washington H Soul Pattinson & Co. Ltd. (5,268) (89,483) (9,015) (16.6)
WiseTech Global Ltd. (12,448) (233,148) 5,435 10.0
United States
James Hardie Industries plc (12,769) (306,096) (25,755) (47.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-11.44% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
13-85 months
maturity
10/13/2021 $37,556,998 $43,336 $(9,179) $34,157
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Arkema SA 3,397 360,164 (29,560) (86.5)
Atos SE 8,145 654,501 (23,531) (68.9)
Carrefour SA 30,413 485,972 (7,404) (21.7)
Cie de Saint-Gobain 13,903 582,357 (12,797) (37.5)
CNP Assurances 29,891 374,870 (21,147) (61.9)
Electricite de France SA 45,172 477,173 11,662 34.1
Eutelsat Communications SA 39,005 379,896 (37,526) (109.9)
Legrand SA 4,506 358,900 (12,391) (36.3)
Orange SA 52,982 551,837 (48,284) (141.4)
Peugeot SA 19,121 346,749 (16,613) (48.6)
Publicis Groupe SA 12,678 408,612 (25,356) (74.2)
Rexel SA 32,784 411,047 (30,358) (88.9)
Sanofi 9,760 978,068 (29,449) (86.2)
Schneider Electric SE 3,454 429,329 (3,964) (11.6)
Sodexo SA 6,306 449,516 (43,597) (127.6)
Germany
Aurubis AG 7,445 506,485 (32,117) (94.0)
Bayer AG (Registered) 14,523 895,978 (69,908) (204.7)
Bayerische Motoren Werke AG 5,015 363,974 (17,223) (50.4)
Brenntag AG 5,525 351,290 (17,287) (50.6)
Deutsche Post AG (Registered) 12,729 577,586 (12,853) (37.6)
Fresenius Medical Care AG & Co. KGaA 12,062 1,019,682 (8,439) (24.7)
HeidelbergCement AG 10,592 647,234 (45,012) (131.8)
HelloFresh SE 8,924 495,941 96,817 283.4
HOCHTIEF AG 7,028 545,580 (51,546) (150.9)
HUGO BOSS AG 18,721 467,946 (75,297) (220.4)
LANXESS AG 6,333 362,350 (22,816) (66.8)
Software AG 7,807 384,994 (4,764) (13.9)
Uniper SE 12,509 403,780 7,737 22.7
United Kingdom
Dialog Semiconductor plc 10,140 441,949 11,333 33.2
Short Positions
Common Stocks
France
Aeroports de Paris (3,694) (366,463) 21,434 62.8
Airbus SE (8,558) (620,674) 93,325 273.2
AXA SA (36,605) (677,484) 45,919 134.4
Kering SA (794) (526,694) 28,735 84.1
LVMH Moet Hennessy Louis Vuitton SE (2,135) (998,968) 52,830 154.7
Orpea (3,330) (378,344) 17,578 51.5
Remy Cointreau SA (2,781) (507,621) (16,198) (47.4)
Renault SA (14,869) (385,715) 25,869 75.7
TOTAL SE (18,398) (631,834) 48,410 141.7
Worldline SA (4,718) (386,325) 35,664 104.4
Germany
adidas AG (1,899) (613,267) 9,247 27.1
Beiersdorf AG (5,114) (580,630) 6,453 18.9
Carl Zeiss Meditec AG (3,123) (394,437) (26,691) (78.1)
CTS Eventim AG & Co. KGaA (9,096) (439,639) 21,268 62.3
E.ON SE (55,970) (616,925) 23,267 68.1
Evotec SE (23,527) (620,274) 3,671 10.7
Hannover Rueck SE (2,447) (378,822) 7,272 21.3

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) (1,735) (441,067) 47,441 138.9
Rational AG (496) (387,760) (36,123) (105.8)
Sartorius AG (Preference) (1,180) (483,652) (22,155) (64.9)
Symrise AG (3,956) (546,413) 133 0.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.88% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
13-85 months
maturity
10/13/2021 $42,337,696 $239,582 $53,018 $292,600
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Jordan
Hikma Pharmaceuticals plc 9,808 328,738 (5,178) (1.8)
Russia
Evraz plc 121,151 539,472 8,343 2.9
South Africa
Anglo American plc 26,219 634,332 (31,480) (10.8)
Investec plc 177,845 327,299 9,894 3.4
Switzerland
Coca-Cola HBC AG 17,197 424,643 (33,515) (11.5)
United Kingdom
Associated British Foods plc 19,150 461,045 (25,443) (8.7)
Avast plc 69,978 475,088 4,323 1.5
Aviva plc 390,794 1,445,835 (64,781) (22.1)
BAE Systems plc 60,948 378,518 (36,181) (12.4)
Barclays plc 339,952 428,870 (12,159) (4.2)
Bellway plc 17,917 543,051 (19,400) (6.6)
boohoo Group plc 131,879 636,673 96,725 33.1
British American Tobacco plc 9,468 339,630 9,498 3.2
BT Group plc 644,252 816,024 (99,266) (33.9)
Centrica plc 780,286 403,741 (26,122) (8.9)
Inchcape plc 57,830 327,940 (23,363) (8.0)
Indivior plc 363,406 547,596 3,206 1.1
JD Sports Fashion plc 36,032 376,125 (177) (0.1)
Kingfisher plc 219,616 841,218 51,524 17.6
M&G plc 374,578 769,919 15,890 5.4
Marks & Spencer Group plc 484,405 607,864 (91,221) (31.2)
Next plc 4,154 318,475 (25,875) (8.8)
Royal Mail plc 189,104 579,859 (7,330) (2.5)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Sage Group plc (The) 68,299 634,715 (6,140) (2.1)
Tate & Lyle plc 85,192 731,130 (29,772) (10.2)
William Hill plc 108,058 384,113 80,206 27.4
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (12,797) (431,582) 30,169 10.3
Beazley plc (90,453) (358,105) 115,237 39.4
Burberry Group plc (42,257) (847,008) 29,133 10.0
Croda International plc (14,761) (1,190,707) 856 0.3
Experian plc (10,024) (376,646) 22,099 7.6
Halma plc (22,031) (665,598) (14,476) (4.9)
Hargreaves Lansdown plc (38,087) (766,140) 34,366 11.7
Hiscox Ltd. (62,631) (722,697) 15,537 5.3
HSBC Holdings plc (197,278) (771,803) 19,214 6.6
InterContinental Hotels Group plc (15,618) (819,796) 53,049 18.1
Intertek Group plc (8,382) (683,943) 2,244 0.8
Johnson Matthey plc (10,732) (326,124) 34,063 11.6
Lloyds Banking Group plc (1,586,730) (538,666) (879) (0.3)
Ocado Group plc (29,571) (1,045,905) (10,970) (3.7)
Prudential plc (44,442) (637,668) 39,550 13.5
Reckitt Benckiser Group plc (5,294) (516,193) (9,320) (3.2)
Rentokil Initial plc (67,238) (464,740) 18,335 6.3
Rolls-Royce Holdings plc (253,297) (420,562) 199,256 68.1
Severn Trent plc (30,649) (964,976) (12,469) (4.3)
Spirax-Sarco Engineering plc (6,433) (916,071) (37,003) (12.6)
St James's Place plc (68,796) (827,643) 37,540 12.8
Tesco plc (215,748) (591,863) 6,995 2.4
Unilever plc (5,559) (342,730) 3,100 1.1
Whitbread plc (12,266) (335,140) 21,345 7.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.88% to 0.45%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
27-98 months
maturity
10/17/2022 $6,393,904 $20,805 $4,912 $25,717
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 18,000 47,718 (2,450) (9.5)
Minth Group Ltd. 6,000 26,200 2,975 11.6
Hong Kong
ASM Pacific Technology Ltd. 5,200 53,233 563 2.2
CK Asset Holdings Ltd. 39,000 191,636 (13,176) (51.2)
CLP Holdings Ltd. 28,500 266,112 (6,383) (24.8)
Henderson Land Development Co. Ltd. 42,050 156,137 (668) (2.6)
HKT Trust & HKT Ltd. 4,000 5,309 (100) (0.4)
Hysan Development Co. Ltd. 92,000 276,682 (11,188) (43.5)
Kerry Properties Ltd. 87,500 225,036 (8,108) (31.5)
Man Wah Holdings Ltd. 142,400 190,724 (13,964) (54.3)
Melco International Development Ltd. 31,000 54,627 (11,613) (45.2)
New World Development Co. Ltd. 15,250 74,446 (1,705) (6.6)
NWS Holdings Ltd. 73,000 55,758 (3,678) (14.3)
Sun Hung Kai Properties Ltd. 10,000 128,865 (1,973) (7.7)
WH Group Ltd. 574,500 468,624 (28,038) (109.0)
Xinyi Glass Holdings Ltd. 10,000 20,224 1,360 5.3
Yue Yuen Industrial Holdings Ltd. 172,000 278,758 (1,322) (5.1)
United Kingdom
CK Hutchison Holdings Ltd. 80,500 487,810 (15,961) (62.1)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (75,600) (221,118) 18,362 71.4
Hong Kong
AIA Group Ltd. (27,600) (274,347) 7,171 27.9
Hang Lung Properties Ltd. (74,000) (188,594) 10,011 38.9
Hang Seng Bank Ltd. (23,700) (351,110) 14,938 58.1
Hong Kong & China Gas Co. Ltd. (307,400) (446,357) 6,609 25.7
MTR Corp. Ltd. (137,949) (684,628) 35,372 137.5
Swire Properties Ltd. (70,400) (186,531) (6,853) (26.6)
Techtronic Industries Co. Ltd. (18,000) (239,323) (6,137) (23.9)
Vitasoy International Holdings Ltd. (4,000) (15,598) 41 0.2
Wharf Real Estate Investment Co. Ltd. (96,000) (393,510) 16,500 64.2
Macau
Galaxy Entertainment Group Ltd. (17,000) (114,932) 12,842 49.9
Sands China Ltd. (10,800) (41,863) 4,472 17.4
SJM Holdings Ltd. (37,000) (43,862) 5,980 23.3
Wynn Macau Ltd. (114,800) (184,232) 16,926 65.8

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Bank of
Japan Estimate Unsecured
Overnight Call Rate plus or
minus a specified spread
(-10.25% to 0.45%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
25-98 months
maturity
10/17/2022 $91,740,983 $(735,139) $100,773 $(634,366)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Alfresa Holdings Corp. 24,100 527,858 2,606 (0.4)
Brother Industries Ltd. 33,200 528,126 (3,581) 0.6
Calbee , Inc. 18,100 596,177 10,928 (1.7)
Dai Nippon Printing Co. Ltd. 25,900 524,986 (15,469) 2.4
Daicel Corp. 69,200 498,764 (36,002) 5.7
Fujitsu Ltd. 5,600 765,059 43,920 (6.9)
JGC Holdings Corp. 55,600 576,689 7,243 (1.1)
Mitsubishi Gas Chemical Co., Inc. 26,700 496,712 (5,064) 0.8
Nintendo Co. Ltd. 1,100 623,360 8,261 (1.3)
Nippon Express Co. Ltd. 10,600 618,543 (7,655) 1.2
Obayashi Corp. 105,200 960,401 (12,949) 2.0
Pola Orbis Holdings, Inc. 36,300 684,448 (31,125) 4.9
Rohm Co. Ltd. 6,900 533,439 12,556 (2.0)
Sankyo Co. Ltd. 22,700 594,411 (36,048) 5.7
SCSK Corp. 11,400 637,819 19,596 (3.1)
Shimamura Co. Ltd. 7,300 709,149 107,587 (17.0)
Shimizu Corp. 96,600 727,220 (10,033) 1.6
Shinsei Bank Ltd. 51,900 640,824 (55,252) 8.7
Sugi Holdings Co. Ltd. 8,000 565,631 (983) 0.2
Sundrug Co. Ltd. 15,900 599,350 (2,902) 0.5
Taiheiyo Cement Corp. 20,900 533,651 (25,028) 3.9
Teijin Ltd. 33,700 522,633 (9,069) 1.4
Toppan Printing Co. Ltd. 35,100 496,136 (22,948) 3.6
Tosoh Corp. 43,400 704,643 (19,263) 3.0
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (22,800) (613,339) (30,231) 4.8
Asahi Intecc Co. Ltd. (27,800) (873,717) (71,023) 11.2
CyberAgent , Inc. (9,100) (561,939) (56,261) 8.9
Daiwa Securities Group, Inc. (116,400) (489,569) 29,218 (4.6)
Fast Retailing Co. Ltd. (1,000) (628,421) (15,172) 2.4
Idemitsu Kosan Co. Ltd. (24,300) (518,824) 36,213 (5.7)
Japan Airport Terminal Co. Ltd. (17,400) (770,862) 2,166 (0.3)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Keio Corp. (11,600) (718,107) (16,378) 2.6
Kikkoman Corp. (22,000) (1,220,424) (35,601) 5.6
Kintetsu Group Holdings Co. Ltd. (17,400) (742,569) 24,505 (3.9)
M3, Inc. (9,000) (556,706) (11,360) 1.8
Nidec Corp. (7,400) (693,957) (22,447) 3.5
Nippon Paint Holdings Co. Ltd. (11,800) (1,214,767) (82,784) 13.0
Nissan Chemical Corp. (11,200) (597,071) (21,421) 3.4
Odakyu Electric Railway Co. Ltd. (35,200) (884,853) (35,577) 5.6
Oriental Land Co. Ltd. (5,600) (785,373) (703) 0.1
Rakuten , Inc. (60,300) (650,213) 35,950 (5.7)
Seven Bank Ltd. (202,700) (491,254) 14,239 (2.2)
SG Holdings Co. Ltd. (10,000) (520,337) (60,829) 9.6
Shiseido Co. Ltd. (20,300) (1,175,167) 19,729 (3.1)
SoftBank Group Corp. (8,000) (494,997) 7,094 (1.1)
Tokio Marine Holdings, Inc. (15,500) (678,196) 52,895 (8.3)
TOTO Ltd. (11,100) (511,480) (7,830) 1.2
Toyota Motor Corp. (9,800) (650,426) 2,030 (0.3)
Yamaha Corp. (11,200) (537,161) 1,283 (0.2)
Yaskawa Electric Corp. (18,100) (708,129) (29,275) 4.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-2.84% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
1-61 months
maturity
10/15/2020 $188,654,697 $(776,620) $(15,238) $(791,858)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alexion Pharmaceuticals, Inc. 4,727 540,911 1,418 (0.2)
Allstate Corp. (The) 5,735 539,893 7,685 (1.0)
Alphabet, Inc. 385 564,256 (8,254) 1.0
Amazon.com, Inc. 279 878,496 39,060 (4.9)
Arrow Electronics, Inc. 9,972 784,398 (11,468) 1.4
Associated Banc-Corp. 43,923 554,308 (41,288) 5.2
Best Buy Co., Inc. 5,166 574,924 29,240 (3.7)
Biogen, Inc. 2,503 710,051 20,800 (2.6)
Cardinal Health, Inc. 10,794 506,778 (3,778) 0.5
Deckers Outdoor Corp. 4,847 1,066,388 32,378 (4.1)
Facebook, Inc. 2,675 700,582 18,939 (2.4)
Intel Corp. 11,223 581,127 16,386 (2.1)
L Brands, Inc. 16,014 509,405 23,842 (3.0)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Lowe's Cos., Inc. 5,008 830,627 10,417 (1.3)
ManpowerGroup , Inc. 6,925 507,810 19,598 (2.5)
Microsoft Corp. 4,536 954,057 33,657 (4.3)
Popular, Inc. 14,227 516,013 (17,784) 2.2
Schneider National, Inc. 20,146 498,211 (30,219) 3.8
SYNNEX Corp. 4,028 564,162 29,767 (3.8)
Target Corp. 4,348 684,462 42,350 (5.3)
Short Positions
Common Stocks
United States
Ameren Corp. (8,991) (711,008) (13,127) 1.7
Aon plc (3,016) (622,201) (13,964) 1.8
Atmos Energy Corp. (8,940) (854,575) (19,400) 2.4
Ball Corp. (7,884) (655,318) 7,726 (1.0)
Beyond Meat, Inc. (3,700) (614,422) (32,855) 4.1
Boeing Co. (The) (4,486) (741,356) 10,183 (1.3)
Burlington Stores, Inc. (3,043) (627,132) 22,823 (2.9)
CenterPoint Energy, Inc. (38,526) (745,478) (2,312) 0.3
Charter Communications, Inc. (1,092) (681,779) (4,401) 0.6
Commerce Bancshares, Inc. (15,352) (864,164) 5,680 (0.7)
Cree, Inc. (8,121) (517,633) (893) 0.1
Danaher Corp. (2,372) (510,763) (19,403) 2.5
Duke Energy Corp. (6,800) (602,208) (26,928) 3.4
Exact Sciences Corp. (5,364) (546,860) (145,150) 18.3
First Financial Bankshares , Inc. (18,708) (522,140) 26,940 (3.4)
First Republic Bank (5,818) (634,511) (6,865) 0.9
Five Below, Inc. (5,289) (671,703) 37,869 (4.8)
Hess Corp. (13,135) (537,616) 43,608 (5.5)
II-VI, Inc. (13,586) (551,048) (36,275) 4.6
Ingersoll Rand, Inc. (20,210) (719,476) 32,134 (4.1)
Lyft, Inc. (19,272) (530,944) 71,114 (9.0)
PNM Resources, Inc. (15,481) (639,830) (19,196) 2.4
Starbucks Corp. (6,092) (523,425) 2,837 (0.4)
SVB Financial Group (2,463) (592,647) 13,029 (1.6)
T-Mobile US, Inc. (8,455) (966,914) (20,715) 2.6
Twitter, Inc. (14,837) (660,246) (76,411) 9.6
Uber Technologies, Inc. (16,780) (612,134) 9,732 (1.2)
VF Corp. (9,513) (668,288) 41,286 (5.2)
Visa, Inc. (2,520) (503,924) 13,356 (1.7)
Xcel Energy, Inc. (12,147) (838,264) (6,924) 0.9

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 82.3%
INVESTMENT COMPANIES - 38.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(a)(b) 695,917 695,917
Limited Purpose Cash Investment
Fund, 0.12% (1)(a) 9,535,210 9,533,303
TOTAL INVESTMENT COMPANIES
(Cost $10,229,568) 10,229,220
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43.7%
U.S. Treasury Bills
0.29%, 10/15/2020 (c) $ 780,000 779,977
0.15%, 10/22/2020 (c)(d) 1,560,000 1,559,925
0.15%, 10/29/2020 (c) 2,411,000 2,410,827
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 43.7% (continued)
0.13%, 11/5/2020 (c) $ 2,620,000 2,619,777
0.16%, 11/12/2020 (c) 2,017,000 2,016,785
0.15%, 11/19/2020 (c) 906,000 905,889
0.17%, 12/3/2020 (c)(d) 759,000 758,874
0.17%, 12/24/2020 (c)(d) 279,000 278,935
0.12%, 2/25/2021 (c) 236,000 235,902
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,566,163) 11,566,891
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,795,731) 21,796,111
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.3%
(Cost $21,795,731) 21,796,111
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.7% (e) 4,678,715
NET ASSETS - 100.0% 26,474,826
(a) Represents 7-day effective yield as of September 30, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwis e noted in parentheses.
(1) Level 1 security.
Forward effective interest rate swap contracts outstanding as of September 30, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month BA Quarterly 1.25% Semi-Annually 12/14/2022 CAD 9,800,000 $ 79,530 $ 26,529 $ 106,059
Pay 3 Month BBR Quarterly 1.00% Semi-Annually 12/11/2030 NZD 2,500,000 38,225 39,827 78,052
Pay 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 4,400,000 141,863 (24,565) 117,298
Pay 6 Month BBR
Semi-Annually 1.00% Semi-Annually 12/12/2030 AUD 200,000 2,263 372 2,635
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 3/17/2023 EUR 2,400,000 13,716 (512) 13,204
Pay 6 Month EURIBOR
Semi-Annually 0.00% Annually 3/17/2031 EUR 400,000 7,415 2,162 9,577
Pay 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 12/16/2022 GBP 59,000,000 379,547 250,318 629,865
Pay 6 Month LIBOR
Semi-Annually 0.50% Annually 3/15/2023 CHF 5,300,000 12,688 11,006 23,694
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 3/15/2023 JPY 2,524,300,000 27,571 1,105 28,676
Pay 6 Month LIBOR
Semi-Annually 0.25% Semi-Annually 3/17/2023 GBP 23,700,000 76,942 16,171 93,113
Pay 6 Month NIBOR
Semi-Annually 0.50% Annually 12/21/2022 NOK 109,900,000 2,189 10,724 12,913
Pay 6 Month NIBOR
Semi-Annually 0.50% Annually 3/15/2023 NOK 149,900,000 (3,310) 13,010 9,700
Receive 3 Month BBR Quarterly 0.00% Semi-Annually 12/14/2022 NZD 35,200,000 62,734 (52,389) 10,345

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6 Month EURIBOR
Semi-Annually 0.50% Annually 12/16/2022 EUR 12,500,000 $ 32,799 $ (28,129) $ 4,670
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 3/19/2031 JPY 297,400,000 7,245 4,987 12,232
Receive 6 Month LIBOR
Semi-Annually 0.50% Annually 3/19/2031 CHF 1,100,000 37,731 (13,917) 23,814
919,148 256,699 1,175,847
Pay 3 Month BA Quarterly 1.00% Semi-Annually 3/17/2031 CAD 5,700,000 (39,872) (6,240) (46,112)
Pay 3 Month BBR Quarterly 0.00% Quarterly 12/08/2022 AUD 20,400,000 (52,226) 21,418 (30,808)
Pay 3 Month BBR Quarterly 0.00% Quarterly 3/09/2023 AUD 18,700,000 (49,437) 17,899 (31,538)
Pay 3 Month BBR Quarterly 0.50% Semi-Annually 3/12/2031 NZD 6,000,000 (19,754) 1,229 (18,525)
Pay 3 Month LIBOR
Quarterly 0.75% Semi-Annually 3/17/2031 USD 7,800,000 16,978 (22,604) (5,626)
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2030 EUR 2,500,000 (43,664) 33,265 (10,399)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 64,900,000 (3,204) 1,030 (2,174)
Receive 3 Month BA Quarterly 0.75% Semi-Annually 3/15/2023 CAD 18,500,000 (41,739) (12,887) (54,626)
Receive 3 Month BBR Quarterly 0.00% Semi-Annually 3/15/2023 NZD 40,800,000 18,930 (24,254) (5,324)
Receive 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 58,800,000 (602,842) (32,719) (635,561)
Receive 3 Month LIBOR
Quarterly 0.25% Semi-Annually 3/17/2023 USD 48,500,000 (25,505) (7,949) (33,454)
Receive 3 Month STIBOR
Quarterly 0.00% Annually 12/21/2022 SEK 9,200,000 (493) (364) (857)
Receive 3 Month STIBOR
Quarterly 0.00% Annually 3/15/2023 SEK 17,500,000 (1,252) (140) (1,392)
Receive 3 Month STIBOR
Quarterly 0.50% Annually 12/18/2030 SEK 1,400,000 (2,208) (697) (2,905)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 3/13/2031 AUD 2,200,000 (19,881) (3,152) (23,033)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 3,473,900,000 (22,936) (15,985) (38,921)
Receive 6 Month LIBOR
Semi-Annually 0.50% Annually 12/21/2022 CHF 2,100,000 (4,537) (5,402) (9,939)
Receive 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 12/16/2030 GBP 6,100,000 (223,865) (42,416) (266,281)
Receive 6 Month LIBOR
Semi-Annually 0.00% Annually 12/18/2030 CHF 1,800,000 (51,114) (17,022) (68,136)
Receive 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 3/17/2031 GBP 3,600,000 (28,438) (5,329) (33,767)
Receive 6 Month NIBOR
Semi-Annually 1.00% Annually 12/18/2030 NOK 21,800,000 (6,145) (16,010) (22,155)
Receive 6 Month NIBOR
Semi-Annually 1.00% Annually 3/19/2031 NOK 25,800,000 2,132 (21,521) (19,389)
(1,201,072) (159,850) (1,360,922)
$ (281,924) $ 96,849 $ (185,075)
(a) Floating rate indices at September 30, 2020 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.09%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.51%
3 Month London Interbank Offered Rate (''LIBOR''): 0.23%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): (0.07)%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.12%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.48)%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.36%

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/30/2020 TRY 852,720 $ 2,874
DTOP Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 12/17/2020 ZAR (308,370) 630
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/29/2020 HKD 9,372,000 6,360
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/29/2020 HKD 5,159,000 2,008
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/23/2020 USD 153,525 7,214
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/23/2020 USD 358,225 27,443
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/20/2020 USD 34,280 3,950
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/20/2020 USD 102,840 4,403
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 239,960 14,268
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/20/2020 USD 298,170 21,401
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/18/2020 CHF (2,036,800) 55,676
Tel Aviv Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2020 ILS (392,448) 119
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 28,900 1,571
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/20/2020 USD 115,600 6,085
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 12/18/2020 PLN (547,840) 2,826

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.10%) Monthly GSIN 12/16/2020 AUD (301,326) $ 3,067
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.40%) Monthly JPMC 12/16/2020 USD (124,099) 9,077
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.02%)
Increases in
total return of
reference entity
Monthly GSIN 12/18/2020 EUR 423,477 12,215
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(0.10%) Monthly GSIN 12/16/2020 SGD (132,431) 1,647
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (0.03%) Monthly GSIN 12/16/2020 EUR (50,476) 2,042
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly GSIN 12/18/2020 SEK 133,229 231
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.16%) Monthly GSIN 12/16/2020 CHF (12,646) 27
185,134
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/14/2020 BRL 2,364,675 (39,838)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/10/2020 KRW 852,362,500 $ (10,829)
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/29/2020 USD (180,064) (379)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/23/2020 USD (51,175) (7,358)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 10/23/2020 USD (51,175) (7,337)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (239,960) (31,116)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/20/2020 USD (102,840) (13,334)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/20/2020 USD (34,280) (4,369)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/20/2020 USD (79,512) (10,272)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/21/2020 TWD 14,967,600 (8,691)
Wheat December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 11/20/2020 USD (86,700) (11,760)
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.04%)
Increases in
total return of
reference entity
Monthly GSIN 12/18/2020 EUR 4,129 (43)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly GSIN 12/18/2020 HKD 916,130 (4,537)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.13%)
Increases in
total return of
reference entity
Monthly GSIN 12/18/2020 EUR 67,378 (2,163)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.25%) Monthly GSIN 12/17/2020 ZAR (1,364,449) $ (59)
(152,085)
$ 33,049
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 5 10/2020 EUR $ 642,010 $ (9,601)
Hang Seng Index 14 10/2020 HKD 2,116,244 11,543
LME Aluminum Base Metal 1 10/2020 USD 43,477 1,982
LME Aluminum Base Metal 1 10/2020 USD 43,580 468
LME Aluminum Base Metal 2 10/2020 USD 87,136 1,395
LME Aluminum Base Metal 2 10/2020 USD 86,763 2,725
LME Aluminum Base Metal 2 10/2020 USD 87,000 2,682
LME Aluminum Base Metal 2 10/2020 USD 86,738 2,047
LME Aluminum Base Metal 3 10/2020 USD 130,232 5,264
LME Aluminum Base Metal 4 10/2020 USD 173,325 5,719
LME Aluminum Base Metal 5 10/2020 USD 216,576 9,712
LME Aluminum Base Metal 5 10/2020 USD 217,556 5,390
LME Aluminum Base Metal 5 10/2020 USD 216,498 12,481
LME Copper Base Metal 1 10/2020 USD 166,852 4,724
LME Copper Base Metal 1 10/2020 USD 166,861 4,546
LME Copper Base Metal 1 10/2020 USD 166,838 6,835
LME Copper Base Metal 1 10/2020 USD 166,788 11,463
LME Copper Base Metal 1 10/2020 USD 166,773 13,858
LME Copper Base Metal 1 10/2020 USD 166,846 6,212
LME Nickel Base Metal 1 10/2020 USD 86,880 9,417
LME Nickel Base Metal 1 10/2020 USD 86,919 6,164
LME Zinc Base Metal 1 10/2020 USD 59,785 4,549
LME Zinc Base Metal 1 10/2020 USD 59,775 4,622
LME Zinc Base Metal 2 10/2020 USD 119,528 10,948
LME Zinc Base Metal 6 10/2020 USD 358,679 24,039
MSCI Taiwan Index 26 10/2020 USD 1,281,800 21,503
SGX FTSE China A50 Index 8 10/2020 USD 120,960 39
LME Aluminum Base Metal 1 11/2020 USD 43,919 (581)
LME Aluminum Base Metal 2 11/2020 USD 87,272 947
LME Copper Base Metal 1 11/2020 USD 166,899 8,584
LME Copper Base Metal 1 11/2020 USD 166,905 8,149
LME Copper Base Metal 1 11/2020 USD 166,806 3,677
LME Copper Base Metal 1 11/2020 USD 166,800 (257)
LME Nickel Base Metal 1 11/2020 USD 86,999 (1,234)
LME Zinc Base Metal 1 11/2020 USD 59,925 647
LME Zinc Base Metal 2 11/2020 USD 119,838 (3,917)
Soybean 5 11/2020 USD 255,875 20,158

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
100 oz Gold 5 12/2020 USD $ 947,750 $ (33,020)
Australia 10 Year Bond 88 12/2020 AUD 9,416,230 91,972
Australia 3 Year Bond 49 12/2020 AUD 4,117,014 9,850
Canada 10 Year Bond 23 12/2020 CAD 2,622,230 (4,310)
Corn 25 12/2020 USD 473,750 27,107
DAX Index 7 12/2020 EUR 2,621,979 (25,697)
Euro- Bobl 2 12/2020 EUR 316,960 34
Euro-OAT 1 12/2020 EUR 197,616 2,727
FTSE/JSE Top 40 Index 4 12/2020 ZAR 120,315 (3,536)
FTSE/MIB Index 20 12/2020 EUR 2,223,551 (102,130)
Japan 10 Year Bond 4 12/2020 JPY 5,769,118 269
KOSPI 200 Index 17 12/2020 KRW 1,126,368 (10,949)
LME Aluminum Base Metal 1 12/2020 USD 44,047 (181)
LME Aluminum Base Metal 8 12/2020 USD 352,850 (3,778)
LME Copper Base Metal 1 12/2020 USD 166,756 (3,448)
LME Copper Base Metal 1 12/2020 USD 166,865 (1,812)
LME Copper Base Metal 1 12/2020 USD 166,847 (828)
LME Copper Base Metal 1 12/2020 USD 166,756 3,579
LME Copper Base Metal 1 12/2020 USD 166,756 (1,871)
LME Copper Base Metal 2 12/2020 USD 333,586 5,580
LME Copper Base Metal 2 12/2020 USD 333,513 (1,680)
LME Copper Base Metal 4 12/2020 USD 667,475 (2,060)
LME Zinc Base Metal 1 12/2020 USD 59,976 (4,375)
LME Zinc Base Metal 1 12/2020 USD 60,031 (3,572)
LME Zinc Base Metal 2 12/2020 USD 120,075 (4,485)
LME Zinc Base Metal 5 12/2020 USD 300,281 (14,623)
Long Gilt 20 12/2020 GBP 3,512,591 13,083
MSCI Emerging Markets E-Mini Index 3 12/2020 USD 163,275 (1,067)
Russell 2000 E-Mini Index 3 12/2020 USD 225,660 (3,076)
S&P 500 E-Mini Index 24 12/2020 USD 4,022,400 7,746
S&P Midcap 400 E-Mini Index 1 12/2020 USD 185,590 (3,111)
S&P/TSX 60 Index 7 12/2020 CAD 1,010,927 1,781
Silver 1 12/2020 USD 117,470 (15,820)
Soybean Oil 5 12/2020 USD 99,390 7,723
TOPIX Index 5 12/2020 JPY 770,635 16,075
U.S. Treasury 2 Year Note 14 12/2020 USD 3,093,453 349
U.S. Treasury 5 Year Note 7 12/2020 USD 882,219 (53)
Wheat 8 12/2020 USD 231,200 10,905
170,197
Short Contracts
Brent Crude Oil (6) 10/2020 USD (253,800) 1,464
CAC 40 10 Euro Index (39) 10/2020 EUR (2,195,284) 102,349
FTSE Bursa Malaysia KLCI Index (5) 10/2020 MYR (90,452) 260
HSCEI (19) 10/2020 HKD (1,149,799) (97)
IBEX 35 Index (47) 10/2020 EUR (3,708,797) 160,876
LME Aluminum Base Metal (1) 10/2020 USD (43,580) (463)
LME Aluminum Base Metal (1) 10/2020 USD (43,477) (2,055)
LME Aluminum Base Metal (2) 10/2020 USD (86,763) (2,968)
LME Aluminum Base Metal (2) 10/2020 USD (86,738) (2,242)
LME Aluminum Base Metal (2) 10/2020 USD (87,136) (1,689)
LME Aluminum Base Metal (2) 10/2020 USD (87,000) (2,755)
LME Aluminum Base Metal (3) 10/2020 USD (130,232) (4,989)
LME Aluminum Base Metal (4) 10/2020 USD (173,325) (5,907)
LME Aluminum Base Metal (5) 10/2020 USD (217,556) (5,307)
LME Aluminum Base Metal (5) 10/2020 USD (216,498) (12,800)
LME Aluminum Base Metal (5) 10/2020 USD (216,576) (11,304)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 10/2020 USD $ (166,861) $ (5,166)
LME Copper Base Metal (1) 10/2020 USD (166,846) (6,426)
LME Copper Base Metal (1) 10/2020 USD (166,852) (4,614)
LME Copper Base Metal (1) 10/2020 USD (166,788) (12,190)
LME Copper Base Metal (1) 10/2020 USD (166,773) (14,364)
LME Copper Base Metal (1) 10/2020 USD (166,838) (6,316)
LME Nickel Base Metal (1) 10/2020 USD (86,880) (9,273)
LME Nickel Base Metal (1) 10/2020 USD (86,919) (6,252)
LME Zinc Base Metal (1) 10/2020 USD (59,775) (4,575)
LME Zinc Base Metal (1) 10/2020 USD (59,785) (4,937)
LME Zinc Base Metal (2) 10/2020 USD (119,528) (11,858)
LME Zinc Base Metal (6) 10/2020 USD (358,679) (28,052)
MSCI Singapore Index (34) 10/2020 SGD (704,135) 1,161
Natural Gas (20) 10/2020 USD (505,400) 28,800
OMXS30 Index (1) 10/2020 SEK (20,448) (580)
SGX NIFTY 50 Index (9) 10/2020 USD (202,572) (1,005)
WTI Crude Oil (4) 10/2020 USD (160,880) (8,456)
LME Aluminum Base Metal (1) 11/2020 USD (43,919) 554
LME Aluminum Base Metal (2) 11/2020 USD (87,272) (1,428)
LME Copper Base Metal (1) 11/2020 USD (166,905) (7,407)
LME Copper Base Metal (1) 11/2020 USD (166,800) 410
LME Copper Base Metal (1) 11/2020 USD (166,899) (7,723)
LME Copper Base Metal (1) 11/2020 USD (166,806) (2,309)
LME Nickel Base Metal (1) 11/2020 USD (86,999) 1,289
LME Zinc Base Metal (1) 11/2020 USD (59,925) (475)
LME Zinc Base Metal (2) 11/2020 USD (119,838) 3,588
DJIA CBOT E-Mini Index (1) 12/2020 USD (138,320) (1,075)
EURO STOXX 50 Index (24) 12/2020 EUR (898,753) 1,135
Euro-Bund (71) 12/2020 EUR (14,527,733) (133,389)
Euro-Schatz (33) 12/2020 EUR (4,344,596) (3,203)
FTSE 100 Index (30) 12/2020 GBP (2,261,274) 82,740
LME Aluminum Base Metal (1) 12/2020 USD (44,106) 156
LME Aluminum Base Metal (1) 12/2020 USD (44,047) 322
LME Copper Base Metal (1) 12/2020 USD (166,756) 3,741
LME Copper Base Metal (1) 12/2020 USD (166,847) 400
LME Copper Base Metal (1) 12/2020 USD (166,865) 1,828
LME Copper Base Metal (1) 12/2020 USD (166,756) (3,786)
LME Copper Base Metal (1) 12/2020 USD (166,756) 2,341
LME Copper Base Metal (2) 12/2020 USD (333,586) (5,079)
LME Copper Base Metal (2) 12/2020 USD (333,513) 450
LME Copper Base Metal (7) 12/2020 USD (1,168,081) (4,266)
LME Lead Base Metal (1) 12/2020 USD (45,556) 4,179
LME Nickel Base Metal (2) 12/2020 USD (174,180) 4,485
LME Zinc Base Metal (1) 12/2020 USD (60,031) 3,357
LME Zinc Base Metal (1) 12/2020 USD (59,976) 4,421
LME Zinc Base Metal (2) 12/2020 USD (120,075) 3,919
LME Zinc Base Metal (8) 12/2020 USD (480,450) 16,896
MEX BOLSA Index (2) 12/2020 MXN (33,886) (493)
SET50 Index (38) 12/2020 THB (186,741) 1,974
SPI 200 Index (20) 12/2020 AUD (2,077,841) 32,566
U.S. Treasury 10 Year Note (2) 12/2020 USD (279,063) 335
U.S. Treasury Long Bond (8) 12/2020 USD (1,410,250) (11,137)
U.S. Treasury Ultra Bond (1) 12/2020 USD (221,813) (377)
107,209
$ 277,406

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 112,500 USD 79,299 CITI 12/16/2020 $ 1,296
AUD 112,500 USD 79,299 JPMC 12/16/2020 1,296
CLP 105,000,000 USD 133,388 CITI
**
12/16/2020 464
CLP 105,000,000 USD 133,389 JPMC
**
12/16/2020 464
CNY 4,777,750 USD 691,360 CITI
**
12/16/2020 9,176
CNY 4,777,750 USD 691,361 JPMC
**
12/16/2020 9,175
EUR 177,000 USD 206,945 CITI 12/16/2020 944
EUR 177,000 USD 206,945 JPMC 12/16/2020 944
INR 26,601,500 USD 355,529 CITI
**
12/16/2020 3,176
INR 26,601,499 USD 355,526 JPMC
**
12/16/2020 3,179
JPY 152,357,000 USD 1,436,497 CITI 12/16/2020 9,672
JPY 152,357,000 USD 1,436,499 JPMC 12/16/2020 9,670
KRW 1,288,071,500 USD 1,089,308 CITI
**
12/16/2020 15,508
KRW 1,288,071,500 USD 1,089,301 JPMC
**
12/16/2020 15,517
MXN 6,435,000 USD 283,471 CITI 12/16/2020 5,014
MXN 6,435,000 USD 283,471 JPMC 12/16/2020 5,014
NZD 3,157,748 USD 2,066,386 CITI 12/16/2020 22,480
NZD 3,157,752 USD 2,066,391 JPMC 12/16/2020 22,478
PHP 11,450,000 USD 234,563 CITI
**
12/16/2020 1,033
PHP 11,450,000 USD 234,564 JPMC
**
12/16/2020 1,033
PLN 190,500 USD 48,726 CITI 12/16/2020 568
PLN 190,500 USD 48,726 JPMC 12/16/2020 568
SEK 4,164,000 USD 458,354 CITI 12/16/2020 7,053
SEK 4,164,000 USD 458,354 JPMC 12/16/2020 7,052
SGD 15,000 USD 10,962 CITI 12/16/2020 28
SGD 15,000 USD 10,962 JPMC 12/16/2020 28
THB 18,000 USD 568 CITI 12/16/2020 –
THB 18,000 USD 568 JPMC 12/16/2020 –
TWD 14,950,000 USD 514,792 CITI
**
12/16/2020 7,464
TWD 14,950,000 USD 514,792 JPMC
**
12/16/2020 7,463
USD 1,061,409 AUD 1,459,004 CITI 12/16/2020 16,178
USD 1,061,401 AUD 1,458,996 JPMC 12/16/2020 16,177
USD 1,062,228 BRL 5,879,500 CITI
**
12/16/2020 17,550
USD 1,062,227 BRL 5,879,500 JPMC
**
12/16/2020 17,549
USD 4,181,954 CAD 5,490,336 CITI 12/16/2020 57,230
USD 4,181,942 CAD 5,490,328 JPMC 12/16/2020 57,226
USD 516,761 CHF 472,500 CITI 12/16/2020 2,550
USD 516,760 CHF 472,500 JPMC 12/16/2020 2,550
USD 126,898 CLP 98,437,500 CITI
**
12/16/2020 1,411
USD 126,898 CLP 98,437,500 JPMC
**
12/16/2020 1,410
USD 1,029 CNY 7,000 CITI
**
12/16/2020 2
USD 1,029 CNY 7,000 JPMC
**
12/16/2020 2
USD 222,701 COP 835,000,000 CITI
**
12/16/2020 5,390
USD 222,700 COP 835,000,000 JPMC
**
12/16/2020 5,390
USD 86,700 CZK 1,950,000 CITI 12/16/2020 2,137
USD 86,700 CZK 1,950,000 JPMC 12/16/2020 2,137
USD 3,819,362 EUR 3,223,500 CITI 12/16/2020 33,314
USD 3,819,357 EUR 3,223,500 JPMC 12/16/2020 33,309
USD 3,425,712 GBP 2,605,004 CITI 12/16/2020 62,651
USD 3,425,697 GBP 2,604,996 JPMC 12/16/2020 62,648
USD 409,444 HUF 123,847,002 CITI 12/16/2020 10,469
USD 409,443 HUF 123,846,998 JPMC 12/16/2020 10,469
USD 325,783 IDR 4,825,000,000 CITI
**
12/16/2020 4,013
USD 325,782 IDR 4,825,000,000 JPMC
**
12/16/2020 4,013
USD 149,123 ILS 505,000 CITI 12/16/2020 1,535

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 149,123 ILS 505,000 JPMC 12/16/2020 $ 1,535
USD 27,017 INR 1,995,624 CITI
**
12/16/2020 107
USD 27,022 INR 1,995,630 JPMC
**
12/16/2020 113
USD 2,916 KRW 3,392,000 CITI
**
12/16/2020 6
USD 2,916 KRW 3,392,000 JPMC
**
12/16/2020 6
USD 1,540,678 MXN 33,901,500 CITI 12/16/2020 20,854
USD 1,540,676 MXN 33,901,500 JPMC 12/16/2020 20,851
USD 2,420,936 NOK 21,739,996 CITI 12/16/2020 89,702
USD 2,420,934 NOK 21,740,004 JPMC 12/16/2020 89,698
USD 889,496 NZD 1,330,500 CITI 12/16/2020 9,363
USD 889,495 NZD 1,330,500 JPMC 12/16/2020 9,363
USD 417,129 PLN 1,564,000 CITI 12/16/2020 12,424
USD 417,129 PLN 1,564,000 JPMC 12/16/2020 12,424
USD 129,927 RUB 9,950,000 CITI
**
12/16/2020 2,847
USD 129,927 RUB 9,950,000 JPMC
**
12/16/2020 2,847
USD 1,072,540 SEK 9,323,500 CITI 12/16/2020 30,461
USD 1,072,539 SEK 9,323,500 JPMC 12/16/2020 30,460
USD 307,281 SGD 417,500 CITI 12/16/2020 1,400
USD 307,281 SGD 417,500 JPMC 12/16/2020 1,400
USD 7,308 THB 229,500 CITI 12/16/2020 66
USD 7,308 THB 229,500 JPMC 12/16/2020 66
USD 151,279 ZAR 2,541,000 CITI 12/17/2020 976
USD 151,279 ZAR 2,541,000 JPMC 12/17/2020 975
ZAR 5,746,000 USD 336,693 CITI 12/17/2020 3,191
ZAR 5,746,000 USD 336,694 JPMC 12/17/2020 3,190
Total unrealized appreciation 939,392
AUD 2,803,504 USD 2,036,370 CITI 12/16/2020 (27,939)
AUD 2,803,496 USD 2,036,366 JPMC 12/16/2020 (27,942)
BRL 3,959,000 USD 744,932 CITI
**
12/16/2020 (41,491)
BRL 3,959,000 USD 744,933 JPMC
**
12/16/2020 (41,492)
CAD 706,500 USD 543,335 CITI 12/16/2020 (12,563)
CAD 706,500 USD 543,336 JPMC 12/16/2020 (12,564)
CHF 593,500 USD 654,485 CITI 12/16/2020 (8,593)
CHF 593,500 USD 654,486 JPMC 12/16/2020 (8,594)
CLP 129,000,000 USD 167,250 CITI
**
12/16/2020 (2,801)
CLP 129,000,000 USD 167,250 JPMC
**
12/16/2020 (2,801)
CNY 787,500 USD 115,895 CITI
**
12/16/2020 (429)
CNY 787,500 USD 115,896 JPMC
**
12/16/2020 (429)
CZK 3,350,000 USD 151,955 CITI 12/16/2020 (6,680)
CZK 3,350,000 USD 151,955 JPMC 12/16/2020 (6,680)
EUR 7,913,507 USD 9,401,832 CITI 12/16/2020 (107,300)
EUR 7,913,493 USD 9,401,828 JPMC 12/16/2020 (107,311)
GBP 899,002 USD 1,178,754 CITI 12/16/2020 (18,142)
GBP 898,998 USD 1,178,750 JPMC 12/16/2020 (18,144)
HUF 87,925,000 USD 294,391 CITI 12/16/2020 (11,140)
HUF 87,925,000 USD 294,391 JPMC 12/16/2020 (11,140)
ILS 55,000 USD 16,378 CITI 12/16/2020 (304)
ILS 55,000 USD 16,378 JPMC 12/16/2020 (304)
INR 5,850,000 USD 79,192 CITI
**
12/16/2020 (308)
INR 5,850,001 USD 79,192 JPMC
**
12/16/2020 (308)
KRW 398,536,000 USD 342,714 CITI
**
12/16/2020 (878)
KRW 398,536,000 USD 342,714 JPMC
**
12/16/2020 (879)
MXN 27,545,000 USD 1,265,733 CITI 12/16/2020 (30,874)
MXN 27,545,000 USD 1,265,734 JPMC 12/16/2020 (30,875)
NOK 15,290,500 USD 1,686,300 CITI 12/16/2020 (46,661)
NOK 15,290,500 USD 1,686,302 JPMC 12/16/2020 (46,663)
NZD 3,878,748 USD 2,594,542 CITI 12/16/2020 (28,730)
NZD 3,878,752 USD 2,594,548 JPMC 12/16/2020 (28,734)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PLN 443,500 USD 118,014 CITI 12/16/2020 $ (3,252)
PLN 443,500 USD 118,014 JPMC 12/16/2020 (3,253)
RUB 3,250,000 USD 42,353 CITI
**
12/16/2020 (845)
RUB 3,250,000 USD 42,353 JPMC
**
12/16/2020 (845)
SEK 10,321,500 USD 1,167,577 CITI 12/16/2020 (13,954)
SEK 10,321,500 USD 1,167,579 JPMC 12/16/2020 (13,955)
THB 2,132,500 USD 67,678 CITI 12/16/2020 (386)
THB 2,132,500 USD 67,678 JPMC 12/16/2020 (386)
USD 45,415 BRL 257,000 CITI
**
12/16/2020 (249)
USD 45,415 BRL 257,000 JPMC
**
12/16/2020 (249)
USD 864,726 CAD 1,156,500 CITI 12/16/2020 (4,117)
USD 864,725 CAD 1,156,500 JPMC 12/16/2020 (4,119)
USD 75,119 CLP 59,062,500 CITI
**
12/16/2020 (173)
USD 75,119 CLP 59,062,500 JPMC
**
12/16/2020 (173)
USD 124,704 CNY 862,250 CITI
**
12/16/2020 (1,723)
USD 124,704 CNY 862,250 JPMC
**
12/16/2020 (1,723)
USD 252,891 COP 975,000,000 CITI
**
12/16/2020 (856)
USD 252,891 COP 975,000,000 JPMC
**
12/16/2020 (857)
USD 60,274 CZK 1,400,000 CITI 12/16/2020 (438)
USD 60,274 CZK 1,400,000 JPMC 12/16/2020 (438)
USD 61,742 EUR 53,000 CITI 12/16/2020 (508)
USD 61,742 EUR 53,000 JPMC 12/16/2020 (508)
USD 2,239,570 GBP 1,753,000 CITI 12/16/2020 (23,552)
USD 2,239,568 GBP 1,753,000 JPMC 12/16/2020 (23,556)
USD 120,083 HUF 37,500,000 CITI 12/16/2020 (724)
USD 120,083 HUF 37,500,000 JPMC 12/16/2020 (724)
USD 85,132 IDR 1,285,000,000 CITI
**
12/16/2020 (562)
USD 85,132 IDR 1,285,000,000 JPMC
**
12/16/2020 (563)
USD 55,127 ILS 190,000 CITI 12/16/2020 (402)
USD 55,127 ILS 190,000 JPMC 12/16/2020 (402)
USD 89,801 INR 6,737,872 CITI
**
12/16/2020 (1,055)
USD 89,800 INR 6,737,874 JPMC
**
12/16/2020 (1,057)
USD 728,933 JPY 77,135,000 CITI 12/16/2020 (3,231)
USD 728,932 JPY 77,135,000 JPMC 12/16/2020 (3,232)
USD 324,959 KRW 385,584,004 CITI
**
12/16/2020 (5,768)
USD 324,958 KRW 385,583,996 JPMC
**
12/16/2020 (5,768)
USD 74,415 MXN 1,669,500 CITI 12/16/2020 (430)
USD 74,415 MXN 1,669,500 JPMC 12/16/2020 (429)
USD 839,268 NOK 8,031,500 CITI 12/16/2020 (21,970)
USD 839,267 NOK 8,031,500 JPMC 12/16/2020 (21,970)
USD 938,735 NZD 1,434,500 CITI 12/16/2020 (10,194)
USD 938,734 NZD 1,434,500 JPMC 12/16/2020 (10,196)
USD 80,099 SGD 109,500 CITI 12/16/2020 (126)
USD 80,099 SGD 109,500 JPMC 12/16/2020 (126)
USD 2,078 THB 66,000 CITI 12/16/2020 (5)
USD 2,078 THB 66,000 JPMC 12/16/2020 (5)
USD 296,192 ZAR 5,065,000 CITI 12/17/2020 (3,410)
USD 296,192 ZAR 5,065,000 JPMC 12/17/2020 (3,410)
ZAR 3,645,000 USD 217,496 CITI 12/17/2020 (1,889)
ZAR 3,645,000 USD 217,497 JPMC 12/17/2020 (1,889)
Total unrealized depreciation (889,345)
Net unrealized appreciation $ 50,047

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
7
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of September 30, 2020.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d) For the period ended September 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for futures contracts.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 0.0% (a)
United States - 0.0% (a)
News Corp., Class A (1) (Cost
$156,530) 11,187 156,842
SHORT-TERM INVESTMENTS - 88.7%
INVESTMENT COMPANIES - 26.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(b)(c) 32,797,727 32,797,727
Limited Purpose Cash Investment
Fund, 0.12% (1)(b)(d) 84,134,961 84,118,133
TOTAL INVESTMENT COMPANIES
(Cost $116,905,857) 116,915,860
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 62.2%
U.S. Treasury Bills
0.10%, 10/1/2020 (e) $ 7,615,000 7,615,000
0.16%, 10/8/2020 (e) 6,105,000 6,104,924
0.29%, 10/15/2020 (e) 8,123,000 8,122,755
0.17%, 11/5/2020 (e) 52,556,000 52,551,530
0.15%, 11/12/2020 (e) 30,000,000 29,996,806
0.15%, 11/19/2020 (e) 30,000,000 29,996,325
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 62.2% (continued)
0.16%, 11/27/2020 (e)(f) $ 30,000,000 29,995,487
0.17%, 12/3/2020 (e)(g) 51,000,000 50,991,521
0.19%, 12/10/2020 (e)(g) 52,556,000 52,546,293
0.18%, 12/24/2020 (e)(g) 6,921,000 6,919,385
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $274,810,513) 274,840,026
TOTAL SHORT-TERM INVESTMENTS
(Cost $391,716,370) 391,755,886
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.7%
(Cost $391,872,900) 391,912,728
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.3% (h) 49,942,504
NET ASSETS - 100.0% 441,855,232
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 156,842 0.0% (a)
Short-Term Investments 391,755,886 88.7
Total Investments In Securities
At Value 391,912,728 88.7
Other Assets in Excess of
Liabilities (h) 49,942,504 11.3
Net Assets
$ 441,855,232 100.0%
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2020
Shares
Held At
9/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 19.0%
INVESTMENT COMPANIES - 19.0%
Limited Purpose
Cash Investment
Fund,
0.12% (1)^(a)
(Cost $84,108,130) $262,591,498 $1,730,750,181 $(1,909,261,575) $88,878 $(50,849) $84,118,133 84,134,961 $1,053,456 $–
^    No longer affiliated as of September 30, 2020.
(a) Represents 7-day effective yield as of September 30, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 10/29/2020 HKD 7,029,000 $ 3,021
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.47%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 CAD 433,534 277
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.60%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 JPY 1,879,256,445 100,821
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 EUR 806,256 23,324
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 SEK 395,441 1,174
128,617
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 12/18/2020 CHF 7,128,800 (204,096)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 AUD 1,176,408 (29,232)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 EUR 90,557 $ (3,159)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 HKD 249,609 (1,206)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 EUR 207,373 (6,637)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and
pays the SOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 SGD 4,905 (61)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 EUR 491,574 (19,850)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 CHF 1,017,968 (2,287)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.13%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 GBP 9,879 $ (157)
(266,685)
$ (138,068)
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 25 10/2020 EUR $ 3,210,051 $ (47,798)
CAC 40 10 Euro Index 131 10/2020 EUR 7,373,902 (407,281)
Hang Seng Index 7 10/2020 HKD 1,058,122 6,752
IBEX 35 Index 18 10/2020 EUR 1,420,390 (64,242)
MSCI Singapore Index 39 10/2020 SGD 807,685 (1,242)
OMXS30 Index 136 10/2020 SEK 2,780,864 15,382
DAX Index 19 12/2020 EUR 7,116,801 (238,977)
FTSE 100 Index 127 12/2020 GBP 9,572,726 (313,649)
FTSE/MIB Index 15 12/2020 EUR 1,667,664 (74,817)
S&P 500 E-Mini Index 929 12/2020 USD 155,700,399 514,903
S&P/TSX 60 Index 50 12/2020 CAD 7,220,908 (18,951)
SPI 200 Index 41 12/2020 AUD 4,259,575 (76,738)
TOPIX Index 1 12/2020 JPY 154,127 3,825
$ (702,833)
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HKD 9,605,000 USD 1,238,884 CITI 12/16/2020 $ 99
HKD 9,605,000 USD 1,238,886 JPMC 12/16/2020 97
JPY 984,407,001 USD 9,279,401 CITI 12/16/2020 64,568
JPY 984,407,000 USD 9,279,412 JPMC 12/16/2020 64,556
NZD 95,751 USD 62,595 CITI 12/16/2020 745
NZD 95,748 USD 62,593 JPMC 12/16/2020 745
SGD 552,000 USD 403,813 CITI 12/16/2020 609
SGD 552,000 USD 403,814 JPMC 12/16/2020 608
USD 203,948 AUD 276,000 CITI 12/16/2020 6,222
USD 203,948 AUD 276,000 JPMC 12/16/2020 6,222
USD 284,677 CAD 370,000 CITI 12/16/2020 6,708
USD 284,677 CAD 370,000 JPMC 12/16/2020 6,707
USD 1,006,649 CHF 910,710 CITI 12/16/2020 15,546
USD 1,006,646 CHF 910,708 JPMC 12/16/2020 15,544
USD 120,117 DKK 744,000 CITI 12/16/2020 2,765
USD 120,117 DKK 744,000 JPMC 12/16/2020 2,765

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 3,213,220 EUR 2,696,561 CITI 12/16/2020 $ 46,069
USD 3,213,215 EUR 2,696,560 JPMC 12/16/2020 46,065
USD 565,369 GBP 421,500 CITI 12/16/2020 21,212
USD 565,368 GBP 421,500 JPMC 12/16/2020 21,212
USD 24,489 ILS 82,000 CITI 12/16/2020 524
USD 24,489 ILS 82,000 JPMC 12/16/2020 524
USD 16,097 NOK 140,000 CITI 12/16/2020 1,084
USD 16,097 NOK 140,000 JPMC 12/16/2020 1,084
USD 14,157 NZD 21,000 CITI 12/16/2020 266
USD 14,157 NZD 21,000 JPMC 12/16/2020 266
USD 116,926 SEK 1,010,119 CITI 12/16/2020 4,026
USD 116,926 SEK 1,010,120 JPMC 12/16/2020 4,025
USD 34,594 SGD 47,000 CITI 12/16/2020 160
USD 34,594 SGD 47,000 JPMC 12/16/2020 160
Total unrealized appreciation 341,183
AUD 3,598,000 USD 2,616,546 CITI 12/16/2020 (38,938)
AUD 3,598,000 USD 2,616,549 JPMC 12/16/2020 (38,942)
CAD 5,356,703 USD 4,085,126 CITI 12/16/2020 (60,800)
CAD 5,356,707 USD 4,085,135 JPMC 12/16/2020 (60,802)
CHF 3,649,500 USD 4,024,505 CITI 12/16/2020 (52,841)
CHF 3,649,500 USD 4,024,510 JPMC 12/16/2020 (52,847)
DKK 6,190,221 USD 984,021 CITI 12/16/2020 (7,627)
DKK 6,190,222 USD 984,022 JPMC 12/16/2020 (7,628)
EUR 11,897,997 USD 14,135,332 CITI 12/16/2020 (160,956)
EUR 11,898,004 USD 14,135,358 JPMC 12/16/2020 (160,974)
GBP 4,057,504 USD 5,366,705 CITI 12/16/2020 (128,466)
GBP 4,057,497 USD 5,366,702 JPMC 12/16/2020 (128,473)
ILS 839,000 USD 246,940 CITI 12/16/2020 (1,738)
ILS 839,000 USD 246,940 JPMC 12/16/2020 (1,738)
NOK 1,913,264 USD 215,534 CITI 12/16/2020 (10,371)
NOK 1,913,251 USD 215,533 JPMC 12/16/2020 (10,371)
NZD 95,752 USD 64,088 CITI 12/16/2020 (748)
NZD 95,748 USD 64,085 JPMC 12/16/2020 (748)
SEK 10,958,501 USD 1,252,895 CITI 12/16/2020 (28,073)
SEK 10,958,500 USD 1,252,897 JPMC 12/16/2020 (28,075)
USD 78,283 HKD 607,000 CITI 12/16/2020 (16)
USD 78,283 HKD 607,000 JPMC 12/16/2020 (16)
USD 415,532 JPY 43,915,500 CITI 12/16/2020 (1,313)
USD 415,532 JPY 43,915,500 JPMC 12/16/2020 (1,313)
USD 565,188 SGD 772,643 CITI 12/16/2020 (889)
USD 565,186 SGD 772,642 JPMC 12/16/2020 (889)
Total unrealized depreciation (985,592)
Net unrealized depreciation $ (644,409)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
Total Return Basket Swaps Outstanding at September 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-1.97% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
03/25/2021
- 10/25/2021 $92,290,508 $(405,046) $23,358 $(381,688)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Avient Corp. 57,617 1,524,546 (21,894) 5.7
Brunswick Corp. 15,898 936,551 1,590 (0.4)
Cabot Corp. 43,536 1,568,602 34,829 (9.1)
Capri Holdings Ltd. 62,329 1,121,922 (90,999) 23.8
Commercial Metals Co. 69,464 1,387,891 (15,282) 4.0
Deckers Outdoor Corp. 21,286 4,683,133 102,174 (26.8)
Domtar Corp. 51,846 1,361,994 (30,071) 7.9
Eastman Chemical Co. 11,753 918,144 9,637 (2.5)
Element Solutions, Inc. 67,836 712,956 8,140 (2.1)
Garmin Ltd. 11,499 1,090,795 15,064 (3.9)
Hanesbrands, Inc. 56,926 896,584 13,662 (3.6)
Huntsman Corp. 36,386 808,133 30,928 (8.1)
International Paper Co. 63,177 2,561,196 (39,170) 10.3
KB Home 27,474 1,054,727 54,673 (14.3)
Kroger Co. (The) 56,654 1,921,137 21,529 (5.6)
LyondellBasell Industries NV 17,153 1,209,115 14,923 (3.9)
Minerals Technologies, Inc. 18,351 937,736 34,316 (9.0)
Mohawk Industries, Inc. 13,082 1,276,672 43,825 (11.5)
Polaris, Inc. 11,508 1,085,665 40,278 (10.6)
PulteGroup, Inc. 43,759 2,025,604 99,772 (26.1)
Reliance Steel & Aluminum Co. 16,956 1,730,190 (9,834) 2.6
Sensient Technologies Corp. 19,547 1,128,644 44,763 (11.7)
Steel Dynamics, Inc. 50,766 1,453,431 (11,676) 3.1
Tapestry, Inc. 66,952 1,046,460 (48,875) 12.8
Valvoline, Inc. 48,196 917,652 (3,856) 1.0
Walgreens Boots Alliance, Inc. 25,005 898,180 12,252 (3.2)
Walmart, Inc. 6,074 849,813 16,035 (4.2)
Westrock Co. 34,656 1,203,949 (37,082) 9.7

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Liberty Global plc (66,986) (1,375,558) (3,014) 0.8
Linde plc (4,434) (1,055,868) (23,855) 6.2
United States
Air Products and Chemicals, Inc. (2,646) (788,138) (18,919) 5.0
Albemarle Corp. (12,452) (1,111,715) (59,271) 15.5
Amcor plc (193,110) (2,133,866) (44,415) 11.6
AptarGroup, Inc. (7,286) (824,775) (8,015) 2.1
Ball Corp. (30,138) (2,505,071) (49,728) 13.0
BJ's Wholesale Club Holdings, Inc. (29,019) (1,205,739) (40,046) 10.5
Casey's General Stores, Inc. (7,719) (1,371,280) (30,722) 8.0
Columbia Sportswear Co. (11,611) (1,009,925) 36,226 (9.5)
Compass Minerals International, Inc. (16,722) (992,451) (29,264) 7.7
Freeport-McMoRan, Inc. (71,626) (1,120,231) (24,353) 6.4
Grocery Outlet Holding Corp. (45,792) (1,800,541) (38,007) 10.0
Hasbro, Inc. (8,865) (733,313) (50,974) 13.4
Helen of Troy Ltd. (5,938) (1,149,122) (45,248) 11.9
International Flavors & Fragrances, Inc. (13,767) (1,685,769) (47,909) 12.6
NIKE, Inc. (6,429) (807,097) (8,422) 2.2
RPM International, Inc. (10,664) (883,406) (18,342) 4.8
Skechers USA, Inc. (25,991) (785,448) (780) 0.2
T-Mobile US, Inc. (36,251) (4,145,664) (84,826) 22.2
United States Steel Corp. (282,898) (2,076,471) (65,066) 17.0
VF Corp. (42,217) (2,965,744) 12,243 (3.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.10% to 0.03%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
01/21/2025 $59,950,739 $(195,496) $(483,882) $(679,378)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Afterpay Ltd. 8,491 500,499 51,148 (7.5)
AGL Energy Ltd. 283,678 2,769,925 (162,421) 23.9
Ampol Ltd. 19,197 331,314 7,044 (1.0)
Ansell Ltd. 28,184 749,767 9,910 (1.5)
Aristocrat Leisure Ltd. 27,363 596,747 30,568 (4.5)
Aurizon Holdings Ltd. 911,575 2,804,344 14,414 (2.1)
Australia & New Zealand Banking Group Ltd. 74,731 932,344 3,605 (0.5)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Bendigo & Adelaide Bank Ltd. 243,530 1,060,669 (10,394) 1.5
BlueScope Steel Ltd. 257,258 2,370,328 12,462 (1.8)
carsales.com Ltd. 50,300 753,520 14,563 (2.1)
CIMIC Group Ltd. 116,854 1,565,230 (74,755) 11.0
Coca-Cola Amatil Ltd. 96,265 658,924 17,149 (2.5)
Fortescue Metals Group Ltd. 203,285 2,388,198 24,566 (3.6)
Harvey Norman Holdings Ltd. 465,950 1,516,550 64,011 (9.4)
Incitec Pivot Ltd. 423,961 621,192 (4,568) 0.7
JB Hi-Fi Ltd. 57,034 1,939,156 8,134 (1.2)
Lendlease Corp. Ltd. 46,290 369,786 (12,206) 1.8
Qantas Airways Ltd. 295,879 867,707 27,036 (4.0)
South32 Ltd. 391,598 581,154 (24,320) 3.6
Suncorp Group Ltd. 61,994 378,444 (15,331) 2.3
Telstra Corp. Ltd. 539,225 1,079,664 (9,537) 1.4
Westpac Banking Corp. 57,769 702,431 5,580 (0.8)
Worley Ltd. 98,158 684,135 16,051 (2.4)
Short Positions
Common Stocks
Australia
Alumina Ltd. (1,761,140) (1,754,830) 87,056 (12.8)
APA Group (287,664) (2,138,403) 4,337 (0.6)
Atlas Arteria Ltd. (159,319) (699,687) 53,884 (7.9)
AusNet Services (934,138) (1,261,025) (2,886) 0.4
Cochlear Ltd. (8,171) (1,167,379) (28,960) 4.3
Commonwealth Bank of Australia (19,801) (911,169) 11,669 (1.7)
CSL Ltd. (3,066) (633,334) (5,529) 0.8
Domino's Pizza Enterprises Ltd. (11,759) (672,345) (5,621) 0.8
Insurance Australia Group Ltd. (188,619) (596,869) 24,980 (3.7)
Macquarie Group Ltd. (19,871) (1,722,504) (19,778) 2.9
Magellan Financial Group Ltd. (17,473) (720,656) (4,716) 0.7
Medibank Pvt Ltd. (203,970) (368,043) 1,792 (0.3)
National Australia Bank Ltd. (44,861) (576,327) (19,446) 2.9
NEXTDC Ltd. (67,396) (598,080) (40,372) 5.9
Oil Search Ltd. (543,211) (1,039,018) 62,385 (9.2)
QBE Insurance Group Ltd. (127,038) (790,181) 22,442 (3.3)
Ramsay Health Care Ltd. (28,108) (1,340,155) 15,908 (2.3)
REA Group Ltd. (7,647) (608,921) 13 (0.0)
Saracen Mineral Holdings Ltd. (319,442) (1,200,868) (10,756) 1.6
SEEK Ltd. (144,866) (2,234,769) (110,478) 16.3
Seven Group Holdings Ltd. (71,256) (925,406) (38,659) 5.7
Spark Infrastructure Group (480,344) (705,655) 34,040 (5.0)
Sydney Airport (313,640) (1,331,863) (90,395) 13.3
Transurban Group (223,732) (2,284,505) 12,372 (1.8)
Washington H Soul Pattinson & Co. Ltd. (24,124) (409,775) (41,281) 6.1
WiseTech Global Ltd. (39,252) (735,179) 17,137 (2.5)
United States
James Hardie Industries plc (89,272) (2,140,011) (180,062) 26.5

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the GBP/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.13% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $184,098,324 $1,088,594 $845,351 $1,933,945
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 682,807 3,040,464 47,021 2.4
South Africa
Anglo American plc 112,761 2,728,094 (135,387) (7.0)
Investec plc 744,264 1,369,715 41,405 2.1
Switzerland
Coca-Cola HBC AG 82,952 2,048,320 (161,665) (8.4)
United Kingdom
Associated British Foods plc 84,189 2,026,890 (111,854) (5.8)
Avast plc 227,996 1,547,889 14,084 0.7
Aviva plc 1,667,683 6,169,988 (276,448) (14.3)
BAE Systems plc 301,190 1,870,545 (178,795) (9.2)
Barclays plc 1,467,311 1,851,100 (52,480) (2.7)
Bellway plc 77,785 2,357,607 (84,223) (4.4)
boohoo Group plc 546,741 2,639,503 401,002 20.7
British American Tobacco plc 42,037 1,507,923 42,171 2.2
BT Group plc 2,683,618 3,399,129 (413,492) (21.4)
Centrica plc 3,304,467 1,709,819 (110,623) (5.7)
Indivior plc 1,073,348 1,617,366 9,469 0.5
JD Sports Fashion plc 153,495 1,602,280 (754) (0.0)
Kingfisher plc 917,257 3,513,464 215,198 11.1
M&G plc 1,708,585 3,511,876 72,481 3.7
Marks & Spencer Group plc 1,920,090 2,409,457 (361,583) (18.7)
Next plc 19,989 1,532,500 (124,508) (6.4)
Persimmon plc 44,873 1,430,031 (27,604) (1.4)
Royal Mail plc 1,055,360 3,236,102 (40,909) (2.1)
Sage Group plc (The) 204,717 1,902,473 (18,404) (1.0)
Tate & Lyle plc 352,447 3,024,749 (123,171) (6.4)
William Hill plc 549,366 1,952,827 407,768 21.1

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (46,182) (1,557,500) 108,875 5.6
Beazley plc (385,431) (1,525,928) 491,040 25.4
Burberry Group plc (177,127) (3,550,372) 122,116 6.3
Croda International plc (64,830) (5,229,562) 3,761 0.2
Diageo plc (40,434) (1,388,856) (27,288) (1.4)
Experian plc (44,477) (1,671,196) 98,055 5.1
Halma plc (96,271) (2,908,527) (63,257) (3.3)
Hargreaves Lansdown plc (196,099) (3,944,634) 176,938 9.1
Hiscox Ltd. (275,693) (3,181,211) 68,393 3.5
HSBC Holdings plc (915,147) (3,580,292) 89,131 4.6
InterContinental Hotels Group plc (56,255) (2,952,851) 191,078 9.9
Intertek Group plc (30,689) (2,504,119) 8,216 0.4
Johnson Matthey plc (52,888) (1,607,159) 167,864 8.7
Lloyds Banking Group plc (6,264,809) (2,126,790) (3,471) (0.2)
Ocado Group plc (141,317) (4,998,279) (52,426) (2.7)
Prudential plc (196,988) (2,826,447) 175,303 9.1
Reckitt Benckiser Group plc (31,185) (3,040,704) (54,898) (2.8)
Rentokil Initial plc (319,981) (2,211,663) 87,256 4.5
Rolls-Royce Holdings plc (1,021,658) (1,696,310) 803,688 41.6
Severn Trent plc (136,585) (4,300,343) (55,568) (2.9)
Spirax-Sarco Engineering plc (27,656) (3,938,264) (159,077) (8.2)
St James's Place plc (301,709) (3,629,679) 164,634 8.5
Tesco plc (854,511) (2,344,186) 27,703 1.4
Weir Group plc (The) (89,945) (1,447,931) 96,622 5.0
Whitbread plc (54,825) (1,497,968) 95,406 4.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HKD/
USD 1 Month Forward FX
Swap Rate plus or minus a
specified spread (-0.13% to
0.03%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $30,837,897 $17,651 $(31,169) $(13,518)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 85,000 225,334 (11,568) 85.6
Minth Group Ltd. 66,000 288,205 32,723 (242.1)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
ASM Pacific Technology Ltd. 11,100 113,632 1,201 (8.9)
CK Asset Holdings Ltd. 227,500 1,117,875 (76,860) 568.6
CLP Holdings Ltd. 141,500 1,321,222 (31,692) 234.4
Henderson Land Development Co. Ltd. 244,960 909,566 (3,893) 28.8
HKT Trust & HKT Ltd. 54,000 71,675 (1,347) 10.0
Hysan Development Co. Ltd. 415,000 1,248,075 (50,465) 373.3
Kerry Properties Ltd. 402,500 1,035,165 (37,296) 275.9
Man Wah Holdings Ltd. 505,200 676,640 (49,540) 366.5
Melco International Development Ltd. 292,000 514,548 (109,385) 809.2
New World Development Co. Ltd. 152,250 743,241 (17,022) 125.9
NWS Holdings Ltd. 345,000 263,512 (17,383) 128.6
Sino Land Co. Ltd. 218,000 255,214 (12,010) 88.8
Sun Hung Kai Properties Ltd. 75,500 972,933 (14,893) 110.2
WH Group Ltd. 2,442,000 1,991,956 (119,179) 881.6
Xinyi Glass Holdings Ltd. 26,000 52,583 3,536 (26.2)
Yue Yuen Industrial Holdings Ltd. 643,500 1,042,913 (4,948) 36.6
United Kingdom
CK Hutchison Holdings Ltd. 326,500 1,978,510 (64,735) 478.9
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (393,100) (1,149,755) 95,477 (706.3)
Hong Kong
AIA Group Ltd. (163,400) (1,624,212) 42,457 (314.1)
Hang Lung Properties Ltd. (348,000) (886,901) 47,081 (348.3)
Hang Seng Bank Ltd. (119,600) (1,771,848) 75,381 (557.6)
Hong Kong & China Gas Co. Ltd. (1,463,165) (2,124,572) 31,459 (232.7)
MTR Corp. Ltd. (640,787) (3,180,167) 164,305 (1215.5)
Swire Properties Ltd. (346,400) (917,816) (33,719) 249.4
Techtronic Industries Co. Ltd. (113,000) (1,502,415) (38,528) 285.0
Vitasoy International Holdings Ltd. (24,000) (93,588) 244 (1.8)
Wharf Real Estate Investment Co. Ltd. (271,000) (1,110,846) 46,579 (344.6)
Macau
Galaxy Entertainment Group Ltd. (102,000) (689,591) 77,049 (570.0)
Sands China Ltd. (33,600) (130,241) 13,913 (102.9)
SJM Holdings Ltd. (79,000) (93,652) 12,768 (94.5)
Wynn Macau Ltd. (460,800) (739,494) 67,941 (502.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the JPY/USD
1 Week Forward FX Swap
Rate plus or minus a specified
spread (-1.30% to 0.02%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
01/21/2025 $481,192,818 $(4,107,227) $(1,698,351) $(5,805,578)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Fujitsu Ltd. 29,000 3,961,912 227,441 (3.9)
Koito Manufacturing Co. Ltd. 57,500 2,933,978 (42,852) 0.7
Mitsubishi Gas Chemical Co., Inc. 142,900 2,658,434 (27,105) 0.5
Nintendo Co. Ltd. 5,300 3,003,464 39,805 (0.7)
Nippon Express Co. Ltd. 52,300 3,051,868 (37,768) 0.7
Nitto Denko Corp. 45,400 2,957,754 120,205 (2.1)
Obayashi Corp. 508,800 4,644,982 (62,627) 1.1
ORIX Corp. 224,400 2,802,817 (158,055) 2.7
Otsuka Corp. 54,300 2,774,804 163 (0.0)
Pola Orbis Holdings, Inc. 164,000 3,092,272 (140,622) 2.4
Sankyo Co. Ltd. 101,800 2,665,683 (161,661) 2.8
SCSK Corp. 57,500 3,217,068 98,837 (1.7)
Sekisui House Ltd. 152,900 2,709,499 (116,839) 2.0
Shimamura Co. Ltd. 35,600 3,458,315 524,672 (9.0)
Shimizu Corp. 457,500 3,444,130 (47,515) 0.8
Shinsei Bank Ltd. 238,700 2,947,296 (254,115) 4.4
Sugi Holdings Co. Ltd. 37,600 2,658,464 (4,618) 0.1
Sundrug Co. Ltd. 74,500 2,808,273 (13,599) 0.2
Taiheiyo Cement Corp. 118,700 3,030,829 (142,143) 2.4
Taisei Corp. 79,100 2,677,304 (78,568) 1.4
Teijin Ltd. 166,900 2,588,351 (44,912) 0.8
Tosoh Corp. 220,500 3,580,040 (97,867) 1.7
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (115,600) (3,109,739) (153,275) 2.6
Asahi Intecc Co. Ltd. (136,400) (4,286,870) (348,471) 6.0
Bandai Namco Holdings, Inc. (35,200) (2,579,107) (276,245) 4.8
CyberAgent , Inc. (54,100) (3,340,758) (334,472) 5.8
Daiichi Sankyo Co. Ltd. (86,700) (2,661,496) 77,927 (1.3)
Daiwa Securities Group, Inc. (738,400) (3,105,648) 185,349 (3.2)
Fast Retailing Co. Ltd. (4,200) (2,639,370) (63,724) 1.1
Japan Airport Terminal Co. Ltd. (72,600) (3,216,355) 9,037 (0.2)
Kansai Paint Co. Ltd. (101,000) (2,510,352) (15,548) 0.3
Keio Corp. (53,400) (3,305,770) (75,394) 1.3
Kikkoman Corp. (101,800) (5,647,235) (164,737) 2.8
Kintetsu Group Holdings Co. Ltd. (81,700) (3,486,659) 115,060 (2.0)
M3, Inc. (54,100) (3,346,424) (68,285) 1.2
Nidec Corp. (39,500) (3,704,229) (119,817) 2.1
Nippon Paint Holdings Co. Ltd. (59,200) (6,094,424) (415,325) 7.2
Nissan Chemical Corp. (56,100) (2,990,688) (107,297) 1.8
Odakyu Electric Railway Co. Ltd. (165,100) (4,150,261) (166,867) 2.9
Oriental Land Co. Ltd. (28,700) (4,025,038) (3,604) 0.1
Rakuten , Inc. (377,000) (4,065,181) 224,764 (3.9)
Shiseido Co. Ltd. (89,500) (5,181,153) 86,984 (1.5)
SoftBank Group Corp. (43,000) (2,660,607) 38,129 (0.7)
Tokio Marine Holdings, Inc. (64,400) (2,817,794) 219,770 (3.8)
TOTO Ltd. (60,900) (2,806,229) (42,958) 0.7
Toyota Industries Corp. (47,100) (2,982,457) (48,303) 0.8
Toyota Motor Corp. (47,500) (3,152,576) 9,839 (0.2)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Unicharm Corp. (58,900) (2,634,203) (106,931) 1.8
Yamaha Corp. (59,000) (2,829,689) 6,760 (0.1)
Yaskawa Electric Corp. (87,900) (3,438,923) (142,168) 2.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-1.05% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/13/2025
- 09/03/2025 $95,830,204 $578,543 $124,960 $703,503
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air Liquide SA 4,011 635,783 (33,066) (4.7)
Alstom SA 10,497 524,357 (48,289) (6.9)
Amundi SA 11,704 824,952 (43,543) (6.2)
Arkema SA 14,471 1,534,277 (77,276) (11.0)
Atos SE 38,744 3,113,318 (111,107) (15.8)
Bouygues SA 45,595 1,575,596 (165,910) (23.6)
Capgemini SE 11,154 1,431,007 (99,475) (14.1)
Carrefour SA 147,381 2,355,015 (192,234) (27.3)
Cie de Saint-Gobain 68,965 2,888,749 3,638 0.5
Cie Generale des Etablissements Michelin SCA 12,831 1,377,377 (61,654) (8.8)
CNP Assurances 133,270 1,671,371 (120,336) (17.1)
Electricite de France SA 195,838 2,068,727 111,050 15.8
Engie SA 77,450 1,035,005 (47,654) (6.8)
Eutelsat Communications SA 189,073 1,841,508 (166,686) (23.7)
Legrand SA 19,224 1,531,179 (73,558) (10.5)
Orange SA 276,924 2,884,318 (233,013) (33.1)
Peugeot SA 131,226 2,379,713 (1,566) (0.2)
Publicis Groupe SA 74,040 2,386,307 (163,939) (23.3)
Rexel SA 154,361 1,935,384 (178,375) (25.4)
Sanofi 43,355 4,344,684 (134,488) (19.1)
Schneider Electric SE 16,116 2,003,202 (21,335) (3.0)
Societe BIC SA 13,523 708,780 (46,017) (6.5)
Sodexo SA 30,537 2,176,794 (138,295) (19.7)
Luxembourg
SES SA 91,876 650,426 25,288 3.6
Switzerland
STMicroelectronics NV 25,093 769,603 34,856 5.0

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Accor SA (27,119) (759,062) 62,362 8.9
Aeroports de Paris (11,691) (1,159,805) 29,667 4.2
Air France-KLM (338,138) (1,164,924) 308,949 43.9
Airbus SE (38,684) (2,805,582) 340,195 48.4
AXA SA (121,112) (2,241,538) 233,767 33.2
Bollore SA (182,779) (680,815) 8,343 1.2
Cie Plastic Omnium SA (27,464) (725,712) (17,936) (2.5)
Dassault Systemes SE (5,581) (1,041,315) (17,728) (2.5)
Edenred (24,928) (1,119,173) 141,458 20.1
EssilorLuxottica SA (3,945) (537,058) (20,627) (2.9)
Faurecia SE (28,935) (1,247,226) 132,782 18.9
Iliad SA (16,168) (2,965,764) 280,491 39.9
Ingenico Group SA (31,158) (4,827,393) 308,712 43.9
Kering SA (3,257) (2,160,507) (49,924) (7.1)
L'Oreal SA (3,131) (1,018,919) 18,406 2.6
LVMH Moet Hennessy Louis Vuitton SE (8,614) (4,030,497) 50,257 7.1
Orpea (15,776) (1,792,419) 60,433 8.6
Remy Cointreau SA (16,961) (3,095,924) (181,874) (25.9)
Renault SA (77,830) (2,018,979) 286,127 40.7
SEB SA (6,377) (1,037,354) 10,982 1.6
Suez SA (43,556) (804,786) (36,376) (5.2)
TOTAL SE (78,270) (2,687,992) 299,249 42.5
Valeo SA (55,306) (1,698,348) 137,289 19.5
Worldline SA (16,506) (1,351,565) 115,283 16.4
Luxembourg
Eurofins Scientific SE (2,152) (1,704,743) 8,376 1.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.16% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
53-61 months
maturity
ranging from
01/13/2025
- 09/25/2025 $503,644,985 $1,243,964 $484,665 $1,728,629
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Adobe, Inc. 4,626 2,268,729 50,747 2.9
Allstate Corp. (The) 24,634 2,319,045 39,414 2.3
Alphabet, Inc. 1,586 2,324,442 (129,465) (7.5)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Amazon.com, Inc. 1,270 3,998,887 (152,248) (8.8)
Associated Banc-Corp. 175,729 2,217,700 (93,037) (5.4)
Autodesk, Inc. 8,691 2,007,708 (15,383) (0.9)
Bank of New York Mellon Corp. (The) 62,583 2,149,100 (96,628) (5.6)
Best Buy Co., Inc. 25,353 2,821,535 61,861 3.6
eBay, Inc. 41,371 2,155,429 (51,927) (3.0)
Electronic Arts, Inc. 15,122 1,972,060 25,859 1.5
Facebook, Inc. 12,033 3,151,443 (142,230) (8.2)
Home Depot, Inc. (The) 7,600 2,110,596 5,092 0.3
Intel Corp. 47,968 2,483,783 103,611 6.0
L Brands, Inc. 71,816 2,284,467 227,088 13.1
Lowe's Cos., Inc. 22,274 3,694,366 140,994 8.2
ManpowerGroup , Inc. 28,399 2,082,499 61,722 3.6
Microsoft Corp. 21,994 4,625,998 (21,114) (1.2)
Popular, Inc. 59,135 2,144,826 (32,077) (1.9)
Qorvo , Inc. 15,862 2,046,357 99,931 5.8
Target Corp. 19,583 3,082,756 191,699 11.1
Tyson Foods, Inc. 33,439 1,988,952 (58,853) (3.4)
Wells Fargo & Co. 91,240 2,145,052 (30,109) (1.7)
Short Positions
Common Stocks
United States
Ameren Corp. (34,019) (2,690,223) (23,813) (1.4)
Aon plc (11,627) (2,398,650) (31,049) (1.8)
Atmos Energy Corp. (36,754) (3,513,315) 38,959 2.3
Beyond Meat, Inc. (17,740) (2,945,904) (494,769) (28.6)
Burlington Stores, Inc. (13,063) (2,692,154) 80,413 4.7
CenterPoint Energy, Inc. (167,594) (3,242,944) 30,167 1.7
Charter Communications, Inc. (5,624) (3,511,288) (62,201) (3.6)
Cincinnati Financial Corp. (28,256) (2,203,120) 24,583 1.4
Commerce Bancshares, Inc. (64,192) (3,613,368) 13,480 0.8
Cree, Inc. (38,571) (2,458,516) (154,670) (8.9)
Digital Realty Trust, Inc. (13,746) (2,017,363) 11,272 0.7
Duke Energy Corp. (33,398) (2,957,727) (195,409) (11.3)
Erie Indemnity Co. (10,742) (2,258,828) 110,643 6.4
Eversource Energy (23,842) (1,991,999) 53,406 3.1
First Financial Bankshares , Inc. (79,748) (2,225,767) 129,192 7.5
First Republic Bank (22,808) (2,487,440) 9,807 0.6
Five Below, Inc. (22,330) (2,835,910) (38,408) (2.2)
Lyft, Inc. (91,076) (2,509,144) 211,296 12.2
McCormick & Co., Inc. (Non-Voting) (11,223) (2,178,384) 96,406 5.6
PNM Resources, Inc. (70,423) (2,910,583) 58,451 3.4
Splunk , Inc. (10,450) (1,965,958) 87,989 5.1
Starbucks Corp. (28,251) (2,427,326) (7,269) (0.4)
SVB Financial Group (9,538) (2,295,034) 147,829 8.6
Truist Financial Corp. (53,154) (2,022,510) (1,425) (0.1)
Twitter, Inc. (73,159) (3,255,576) (361,285) (20.9)
Uber Technologies, Inc. (81,373) (2,968,487) (75,064) (4.3)
Visa, Inc. (13,164) (2,632,405) 55,843 3.2
Xcel Energy, Inc. (46,387) (3,201,167) 73,291 4.2

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.58% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/21/2025
- 09/18/2025 $60,146,033 $(177,087) $(14,633) $(191,720)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 39,390 1,138,614 (23,977) 12.5
Bank of Nova Scotia (The) 13,239 550,022 1,336 (0.7)
Canadian Utilities Ltd. 22,748 542,583 (2,945) 1.5
CGI, Inc. 7,863 533,707 5,939 (3.1)
CI Financial Corp. 88,770 1,126,000 (74,477) 38.8
Empire Co. Ltd. 66,462 1,929,147 61,592 (32.1)
Finning International, Inc. 60,571 926,158 (21,506) 11.2
George Weston Ltd. 9,777 718,911 15,477 (8.1)
iA Financial Corp., Inc. 31,321 1,090,254 12,765 (6.7)
Keyera Corp. 31,734 479,031 (33,770) 17.6
Kinross Gold Corp. 164,276 1,449,621 (67,975) 35.5
Linamar Corp. 35,394 1,052,875 5,732 (3.0)
Loblaw Cos. Ltd. 11,190 585,993 14,602 (7.6)
Magna International, Inc. 14,316 655,082 (13,437) 7.0
Manulife Financial Corp. 73,642 1,024,257 (39,376) 20.5
Methanex Corp. 24,996 609,530 20,433 (10.7)
Nutrien Ltd. 15,436 605,245 (17,688) 9.2
Open Text Corp. 16,539 699,046 11,281 (5.9)
Quebecor, Inc. 19,190 480,056 (2,248) 1.2
Teck Resources Ltd. 36,260 504,871 (28,103) 14.7
TFI International, Inc. 22,332 933,833 (7,791) 4.1
Thomson Reuters Corp. 16,003 1,277,067 54,566 (28.5)
Tourmaline Oil Corp. 76,124 930,147 4,496 (2.3)
Yamana Gold, Inc. 193,765 1,101,574 (75,479) 39.4
United States
BRP, Inc. 21,824 1,153,031 35,150 (18.3)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (22,361) (1,097,100) 65,982 (34.4)
Canada
Air Canada (90,209) (1,062,956) 227,897 (118.9)
Algonquin Power & Utilities Corp. (50,501) (733,498) (24,205) 12.6
AltaGas Ltd. (43,765) (528,513) 28,504 (14.9)
Brookfield Asset Management, Inc. (35,300) (1,168,051) 5,100 (2.7)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Cameco Corp. (118,121) (1,193,141) 75,530 (39.4)
Canada Goose Holdings, Inc. (33,167) (1,065,339) (124,964) 65.2
Dollarama, Inc. (18,952) (726,454) (25,010) 13.0
Element Fleet Management Corp. (202,004) (1,680,901) 7,723 (4.0)
Emera, Inc. (32,304) (1,327,047) (15,926) 8.3
Franco-Nevada Corp. (7,451) (1,041,198) 35,699 (18.6)
Gildan Activewear , Inc. (26,712) (526,396) 66 (0.0)
Innergex Renewable Energy, Inc. (41,791) (755,129) (44,549) 23.2
Intact Financial Corp. (9,224) (987,689) 7,756 (4.0)
Inter Pipeline Ltd. (80,075) (785,986) 56,577 (29.5)
Metro, Inc. (12,305) (590,415) (34,116) 17.8
Pembina Pipeline Corp. (23,121) (490,706) 56,699 (29.6)
Premium Brands Holdings Corp. (11,475) (866,345) (28,245) 14.7
Restaurant Brands International, Inc. (30,516) (1,752,742) (70,595) 36.8
Royal Bank of Canada (22,094) (1,551,251) 50,535 (26.4)
Saputo, Inc. (38,753) (972,063) (24,493) 12.8
SNC-Lavalin Group, Inc. (57,000) (913,935) 103,573 (54.0)
TC Energy Corp. (19,719) (827,826) 59,208 (30.9)
TMX Group Ltd. (7,816) (803,817) (14,569) 7.6
Toronto-Dominion Bank (The) (11,877) (549,898) 7,903 (4.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-0.35% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
53-61 months
maturity
ranging from
01/21/2025
- 09/18/2025 $41,310,102 $278,559 $(20,516) $258,043
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 1,518,793 2,206,067 (46,518) (18.0)
Assicurazioni Generali SpA 67,596 952,727 (52,279) (20.3)
Banca Generali SpA 42,636 1,296,708 (76,273) (29.6)
Banco BPM SpA 1,343,797 2,273,022 31,802 12.3
BPER Banca 480,499 1,119,240 (97,984) (38.0)
Buzzi Unicem SpA 66,991 1,556,440 (99,873) (38.7)
DiaSorin SpA 5,129 1,031,914 81,154 31.4
Enel SpA 77,694 674,067 1,760 0.7
Hera SpA 405,495 1,495,184 (75,895) (29.4)
Italgas SpA 291,200 1,836,554 (7,303) (2.8)
Poste Italiane SpA 164,162 1,454,770 (74,887) (29.0)
Prysmian SpA 26,728 775,852 13,675 5.3

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Telecom Italia SpA 1,385,820 555,443 (32,913) (12.8)
UniCredit SpA 120,452 995,202 (108,035) (41.9)
Unipol Gruppo SpA 448,679 1,960,719 (197,831) (76.7)
United Kingdom
CNH Industrial NV 20,619 159,475 (10,070) (3.9)
Short Positions
Common Stocks
Italy
Amplifon SpA (50,575) (1,808,583) (20,018) (7.8)
Atlantia SpA (52,483) (821,950) 57,740 22.4
Autogrill SpA (134,994) (609,515) 80,593 31.2
Davide Campari-Milano NV (172,278) (1,880,317) 10,353 4.0
Eni SpA (141,721) (1,107,701) 154,515 59.9
Ferrari NV (3,109) (570,560) 14,592 5.7
FinecoBank Banca Fineco SpA (238,264) (3,281,782) 24,686 9.6
Freni Brembo SpA (124,600) (1,246,013) (10,833) (4.2)
Infrastrutture Wireless Italiane SpA (86,918) (958,905) (23,397) (9.1)
Intesa Sanpaolo SpA (377,279) (709,820) 61,521 23.8
Leonardo SpA (26,394) (154,158) 22,989 8.9
Mediobanca Banca di Credito Finanziario SpA (296,408) (2,322,629) 149,638 58.0
Moncler SpA (4,944) (202,316) 13,511 5.2
Nexi SpA (9,124) (182,865) (2,997) (1.2)
Pirelli & C SpA (364,622) (1,562,309) 125,631 48.7
Recordati Industria Chimica e Farmaceutica SpA (2,725) (139,588) 3,322 1.3
Saipem SpA (1,140,082) (1,960,904) 288,957 112.0
Salvatore Ferragamo SpA (71,850) (1,057,422) 57,994 22.5
Snam SpA (30,483) (156,767) (784) (0.3)
Terna Rete Elettrica Nazionale SpA (8,317) (58,192) 113 0.0
United States
Tenaris SA (35,010) (174,422) 21,903 8.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-1.25% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/21/2025
- 09/18/2025 $7,224,501 $(96,489) $(14,200) $(110,689)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 78,700 255,527 4,707 (4.3)
Yangzijiang Shipbuilding Holdings Ltd. 1,927,100 1,407,720 (4,288) 3.9
Singapore
ComfortDelGro Corp. Ltd. 847,000 880,264 (50,546) 45.7
Genting Singapore Ltd. 1,282,000 632,823 (15,241) 13.8
Jardine Cycle & Carriage Ltd. 10,400 138,046 (2,538) 2.3
Singapore Telecommunications Ltd. 208,100 325,692 (14,242) 12.9
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (224,100) (448,057) 1,820 (1.6)
City Developments Ltd. (66,300) (373,234) 17,734 (16.0)
DBS Group Holdings Ltd. (33,000) (485,145) (1,079) 1.0
Keppel Corp. Ltd. (56,800) (186,059) (11,275) 10.2
Oversea-Chinese Banking Corp. Ltd. (17,900) (111,315) 160 (0.1)
SATS Ltd. (26,000) (54,299) 946 (0.9)
Singapore Airlines Ltd. (323,700) (828,373) 8,876 (8.0)
Singapore Technologies Engineering Ltd. (322,300) (821,324) (30,280) 27.4
United Overseas Bank Ltd. (15,000) (211,308) (302) 0.3
Venture Corp. Ltd. (4,600) (65,315) (941) 0.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-2.21% to 0.20%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
53-62 months
maturity
ranging from
01/22/2025
- 09/18/2025 $248,393,040 $(1,984,725) $141,816 $(1,842,909)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AGCO Corp. 22,543 1,674,269 (44,861) 2.4
Alexion Pharmaceuticals, Inc. 21,669 2,479,584 6,501 (0.4)
Anthem, Inc. 7,394 1,985,954 41,332 (2.2)
Apple, Inc. 21,373 2,475,207 116,910 (6.3)
Arrow Electronics, Inc. 47,020 3,698,593 (54,073) 2.9
Avnet, Inc. 79,701 2,059,474 (133,898) 7.3
Biogen, Inc. 12,547 3,559,333 104,266 (5.7)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Cardinal Health, Inc. 43,178 2,027,207 (15,112) 0.8
Cisco Systems, Inc. 40,493 1,595,019 (39,683) 2.2
Crane Co. 32,939 1,651,232 (147,896) 8.0
Hologic , Inc. 29,535 1,963,191 95,693 (5.2)
HP, Inc. 112,839 2,142,813 (16,926) 0.9
Humana, Inc. 4,292 1,776,416 70,346 (3.8)
Huntington Ingalls Industries, Inc. 10,208 1,436,776 (100,447) 5.5
Jabil, Inc. 50,110 1,716,769 64,642 (3.5)
Jazz Pharmaceuticals plc 11,385 1,623,387 27,779 (1.5)
Johnson & Johnson 12,745 1,897,476 21,794 (1.2)
Johnson Controls International plc 53,319 2,178,081 (113,036) 6.1
Lockheed Martin Corp. 6,011 2,303,896 (76,099) 4.1
McKesson Corp. 14,073 2,095,892 (36,168) 2.0
Medtronic plc 14,763 1,534,171 (57,428) 3.1
National Instruments Corp. 40,811 1,456,953 (51,830) 2.8
NewMarket Corp. 5,591 1,913,911 (133,904) 7.3
Northrop Grumman Corp. 4,729 1,491,952 (134,067) 7.3
PRA Health Sciences, Inc. 15,373 1,559,437 (25,673) 1.4
Quanta Services, Inc. 30,859 1,631,207 8,641 (0.5)
Regal Beloit Corp. 25,870 2,428,417 (167,896) 9.1
SYNNEX Corp. 17,107 2,396,006 126,421 (6.9)
Timken Co. (The) 33,562 1,819,732 (87,261) 4.7
Universal Health Services, Inc. 16,864 1,804,785 (253,128) 13.7
Vishay Intertechnology , Inc. 136,342 2,122,845 (29,995) 1.6
World Fuel Services Corp. 81,335 1,723,489 (345,673) 18.8
Short Positions
Common Stocks
United States
Boeing Co. (The) (21,599) (3,569,451) 49,030 (2.7)
Cognex Corp. (26,203) (1,705,815) (55,288) 3.0
Danaher Corp. (12,461) (2,683,227) (101,931) 5.5
Deere & Co. (10,537) (2,335,315) (17,808) 1.0
Dycom Industries, Inc. (30,757) (1,624,585) 88,888 (4.8)
Elanco Animal Health, Inc. (60,480) (1,689,206) (35,078) 1.9
Exact Sciences Corp. (23,539) (2,399,801) (636,964) 34.6
HealthEquity , Inc. (36,716) (1,886,101) (31,943) 1.7
HEICO Corp. (19,566) (2,047,778) 147,919 (8.0)
Hess Corp. (60,601) (2,480,399) 201,195 (10.9)
II-VI, Inc. (63,261) (2,565,866) (168,907) 9.2
Ingersoll Rand, Inc. (100,694) (3,584,705) 160,103 (8.7)
Intuitive Surgical, Inc. (2,211) (1,568,793) (63,389) 3.4
Jacobs Engineering Group, Inc. (17,382) (1,612,528) 27,985 (1.5)
Ligand Pharmaceuticals, Inc. (16,651) (1,587,173) (19,482) 1.1
Penumbra, Inc. (9,805) (1,905,896) 48,045 (2.6)
Trex Co., Inc. (27,670) (1,981,172) (88,821) 4.8
ViaSat , Inc. (49,596) (1,705,606) 56,539 (3.1)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.88% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
8-40 months
maturity
05/12/2021 $59,569,042 $456,090 $(5,611) $450,479
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 117,388 2,653,832 323,374 71.8
Switzerland
Adecco Group AG (Registered) 73,950 3,901,997 (324,048) (71.9)
Belimo Holding AG (Registered) 12 90,600 (439) (0.1)
BKW AG 2,231 237,588 (4,636) (1.0)
Bucher Industries AG (Registered) 543 206,838 4,360 1.0
Credit Suisse Group AG (Registered) 236,534 2,361,249 (217,544) (48.3)
DKSH Holding AG 1,286 89,589 (440) (0.1)
dormakaba Holding AG 1,865 1,012,526 (42,468) (9.4)
Galenica AG 3,194 222,100 (5,504) (1.2)
Geberit AG (Registered) 2,339 1,383,810 40,139 8.9
Helvetia Holding AG (Registered) 11,839 1,008,733 (57,276) (12.7)
Kuehne + Nagel International AG (Registered) 486 94,368 622 0.1
LafargeHolcim Ltd. (Registered) 61,156 2,783,794 (135,545) (30.1)
Logitech International SA (Registered) 12,486 967,192 90,782 20.2
Novartis AG (Registered) 38,737 3,363,314 (97,939) (21.7)
OC Oerlikon Corp. AG (Registered) 47,681 379,725 (32,409) (7.2)
Roche Holding AG 13,654 4,677,049 (316,161) (70.2)
SIG Combibloc Group AG 2,692 53,827 1,213 0.3
Sonova Holding AG (Registered) 11,293 2,861,818 132,768 29.5
Sulzer AG (Registered) 1,570 126,196 (11,367) (2.5)
Swiss Life Holding AG (Registered) 841 318,227 (21,169) (4.7)
Tecan Group AG (Registered) 93 46,250 1,963 0.4
UBS Group AG (Registered) 47,721 533,182 (44,764) (9.9)
VAT Group AG 590 112,546 5,522 1.2
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (100,115) (2,545,309) 31,517 7.0
Alcon, Inc. (35,869) (2,033,619) 59,712 13.3
Baloise Holding AG (Registered) (441) (64,926) 4,898 1.1
Barry Callebaut AG (Registered) (420) (935,493) (16,058) (3.6)
Chocoladefabriken Lindt & Spruengli AG (93) (785,011) 4,608 1.0
Cie Financiere Richemont SA (Registered) (1,023) (68,687) 3,584 0.8
Clariant AG (Registered) (31,072) (612,961) 32,897 7.3

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Dufry AG (Registered) (48,219) (1,492,501) 127,494 28.3
EMS- Chemie Holding AG (Registered) (1,026) (921,826) 19,433 4.3
Flughafen Zurich AG (Registered) (1,811) (248,491) 16,510 3.7
Givaudan SA (Registered) (227) (980,143) 19,918 4.4
Idorsia Ltd. (54,481) (1,462,569) 64,151 14.2
Lonza Group AG (Registered) (1,506) (929,406) (9,056) (2.0)
Nestle SA (Registered) (1,440) (171,377) (308) (0.1)
Partners Group Holding AG (1,018) (936,361) 10,702 2.4
Schindler Holding AG (1,044) (284,991) 445 0.1
Sika AG (Registered) (12,086) (2,967,739) (46,217) (10.3)
Straumann Holding AG (Registered) (3,117) (3,153,162) (11,009) (2.4)
Swatch Group AG (The) (144) (33,564) 310 0.1
Swiss Re AG (32,796) (2,432,772) 220,633 49.0
Swisscom AG (Registered) (1,252) (663,257) 17,166 3.8
Temenos AG (Registered) (30,593) (4,111,837) 444,198 98.6
Vifor Pharma AG (9,695) (1,318,759) 114,203 25.4
Zurich Insurance Group AG (2,661) (927,931) 57,325 12.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
7-37 months
maturity
02/12/2021 $39,479,923 $(591,445) $(1,506) $(592,951)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 708 1,119,264 37,663 (6.4)
Carlsberg A/S 33,121 4,462,133 (166,881) 28.1
Coloplast A/S 4,372 692,914 10,799 (1.8)
FLSmidth & Co. A/S 50,180 1,425,054 (131,697) 22.2
Genmab A/S 7,499 2,721,429 (69,158) 11.7
GN Store Nord A/S 33,361 2,513,310 (19,646) 3.3
H Lundbeck A/S 19,443 640,380 (13,191) 2.2
Novo Nordisk A/S 43,939 3,044,295 33,030 (5.6)
Pandora A/S 50,578 3,648,586 (244,055) 41.2
ROCKWOOL International A/S 4,506 1,728,933 84,427 (14.2)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (27,009) (760,557) (62,680) 10.6
Chr Hansen Holding A/S (31,605) (3,508,345) (1,560) 0.3
Demant A/S (1,376) (43,153) (2,532) 0.4
DSV Panalpina A/S (31,244) (5,067,876) (161,876) 27.3
ISS A/S (110,330) (1,452,130) 178,200 (30.1)
Novozymes A/S (24,697) (1,552,265) 52,271 (8.8)
Orsted A/S (24,090) (3,319,120) (50,304) 8.5
SimCorp A/S (2,337) (306,578) (7,830) 1.3
Tryg A/S (20,258) (637,772) (13,999) 2.4
Vestas Wind Systems A/S (5,172) (835,829) (42,426) 7.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
3-37 months
maturity
12/16/2020 $176,087,119 $713,238 $19,664 $732,902
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 71,305 2,917,738 (240,835) (32.9)
UCB SA 21,411 2,431,727 (28,680) (3.9)
Finland
Kone OYJ 26,049 2,287,194 69,591 9.5
Nokia OYJ 363,841 1,424,022 (72,398) (9.9)
UPM- Kymmene OYJ 89,453 2,722,674 (139,085) (19.0)
Germany
Aurubis AG 33,825 2,301,120 (145,918) (19.9)
Bayer AG (Registered) 59,580 3,675,713 (286,794) (39.1)
Bayerische Motoren Werke AG 22,818 1,656,066 (78,362) (10.7)
Deutsche Post AG (Registered) 44,198 2,005,509 (44,630) (6.1)
Fresenius Medical Care AG & Co. KGaA 44,186 3,735,341 (30,914) (4.2)
HeidelbergCement AG 36,213 2,212,828 (153,892) (21.0)
HelloFresh SE 40,849 2,270,137 443,174 60.5
HOCHTIEF AG 29,651 2,301,794 (217,473) (29.7)
HUGO BOSS AG 86,916 2,172,532 (349,580) (47.7)
Rheinmetall AG 21,339 1,913,852 (129,954) (17.7)
Software AG 36,583 1,804,053 (22,326) (3.0)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
ASM International NV 11,532 1,653,031 47,272 6.4
ASR Nederland NV 80,579 2,710,138 (122,855) (16.8)
Koninklijke Ahold Delhaize NV 155,303 4,590,436 (34,092) (4.7)
Randstad NV 40,254 2,099,064 (116,239) (15.9)
Signify NV 79,161 2,927,932 (33,187) (4.5)
Spain
Enagas SA 76,808 1,772,202 (63,077) (8.6)
Endesa SA 149,997 4,012,120 (88,884) (12.1)
Red Electrica Corp. SA 144,352 2,707,374 (34,881) (4.8)
United Kingdom
Dialog Semiconductor plc 50,919 2,219,291 56,907 7.8
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (50,051) (2,694,768) 182,069 24.8
Umicore SA (91,121) (3,790,135) 514,051 70.1
Finland
Sampo OYJ (82,876) (3,282,128) 121,954 16.6
Germany
adidas AG (9,122) (2,945,879) 44,417 6.1
Beiersdorf AG (14,805) (1,680,922) 18,682 2.5
Carl Zeiss Meditec AG (12,888) (1,627,762) (110,149) (15.0)
CTS Eventim AG & Co. KGaA (43,650) (2,109,744) 102,061 13.9
Daimler AG (Registered) (30,328) (1,636,048) 14,753 2.0
Deutsche Bank AG (Registered) (176,804) (1,490,353) 123,546 16.9
E.ON SE (199,782) (2,202,081) 83,051 11.3
Evotec SE (92,018) (2,425,996) 14,359 2.0
Hannover Rueck SE (10,970) (1,698,275) 32,601 4.4
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) (5,882) (1,495,307) 160,836 21.9
Puma SE (17,628) (1,584,672) (15,318) (2.1)
Rational AG (2,086) (1,630,783) (151,919) (20.7)
Sartorius AG (Preference) (6,763) (2,771,981) (126,976) (17.3)
Symrise AG (16,539) (2,284,409) 556 0.1
United Internet AG (Registered) (45,970) (1,758,022) 440,196 60.1
Netherlands
Altice Europe NV (352,097) (1,676,377) 31,967 4.4
Heineken NV (41,121) (3,660,871) 117,461 16.0
Koninklijke DSM NV (9,290) (1,529,428) (48,862) (6.7)
SBM Offshore NV (231,288) (3,689,424) 241,434 32.9
Spain
Amadeus IT Group SA (34,517) (1,916,937) 155,882 21.3
Cellnex Telecom SA (87,292) (5,298,858) 135,233 18.5
Ferrovial SA (117,298) (2,849,218) 270,436 36.9

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
7-37 months
maturity
02/12/2021 $12,073,187 $271,250 $(28,628) $242,622
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
Leroy Seafood Group ASA 165,274 949,063 (43,412) (17.9)
Norsk Hydro ASA 114,515 316,087 (20,444) (8.4)
Orkla ASA 168,643 1,702,026 62,789 25.9
Salmar ASA 24,915 1,412,018 74,600 30.7
Yara International ASA 60,030 2,309,940 23,946 9.9
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (8,791) (567,179) (7,467) (3.1)
France
Adevinta ASA (15,895) (273,236) 5,605 2.3
Norway
Equinor ASA (123,830) (1,754,382) 166,648 68.7
Gjensidige Forsikring ASA (23,873) (484,496) 19,704 8.1
Mowi ASA (38,923) (692,514) 27,845 11.5
TOMRA Systems ASA (10,881) (471,367) (37,912) (15.6)
United Kingdom
Subsea 7 SA (158,734) (1,140,879) (652) (0.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
5-37 months
maturity
02/12/2021 $40,894,818 $195,055 $(8,858) $186,197

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2020 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB 15,455 341,162 (17,977) (9.7)
Assa Abloy AB 6,950 162,492 (2,639) (1.4)
Axfood AB 3,920 89,794 564 0.3
Boliden AB 11,847 351,508 (9,664) (5.2)
Electrolux AB 52,417 1,221,886 85,183 45.7
Epiroc AB 5,695 82,499 640 0.3
Essity AB 107,241 3,620,592 (56,735) (30.5)
Evolution Gaming Group AB 3,456 228,349 3,259 1.8
Getinge AB 155,097 3,374,736 170,413 91.5
Hennes & Mauritz AB 12,690 218,623 (9,158) (4.9)
Holmen AB 2,390 88,681 (352) (0.2)
Husqvarna AB 64,978 714,509 14,907 8.0
Sandvik AB 77,287 1,511,373 (61,642) (33.1)
Securitas AB 57,775 883,201 (25,612) (13.8)
Sinch AB 8,606 701,804 (51,466) (27.6)
Skanska AB 68,923 1,455,559 (27,758) (14.9)
SKF AB 46,324 955,690 (27,285) (14.7)
Swedish Match AB 12,720 1,040,073 15,076 8.1
Swedish Orphan Biovitrum AB 71,794 1,732,050 (53,186) (28.6)
Telefonaktiebolaget LM Ericsson 214,251 2,344,600 23,781 12.8
Trelleborg AB 73,023 1,289,518 (49,610) (26.6)
Volvo AB 24,723 474,925 3,917 2.1
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (49,551) (1,496,976) 67,766 36.4
Finland
Nordea Bank Abp (24,977) (189,794) 4,724 2.5
Sweden
AAK AB (34,463) (641,406) 5,474 2.9
Atlas Copco AB (62,574) (2,983,453) (63,312) (34.0)
BillerudKorsnas AB (53,811) (900,338) (1,384) (0.7)
Elekta AB (95,678) (1,202,337) 65,768 35.3
Embracer Group AB (49,395) (917,516) 15,502 8.3
Hexagon AB (13,269) (1,002,248) 1,831 1.0
Indutrade AB (3,331) (178,306) 1,910 1.0
Lifco AB (454) (35,116) 231 0.1
Nibe Industrier AB (22,105) (568,122) (17,424) (9.4)
Saab AB (78,305) (2,302,368) 155,219 83.4
Skandinaviska Enskilda Banken AB (38,814) (344,730) 21,134 11.4
SSAB AB (211,910) (703,742) 12,467 6.7
Svenska Cellulosa AB SCA (173,771) (2,382,305) (14,538) (7.8)
Sweco AB (3,937) (218,091) 3,639 2.0
Swedbank AB (30,476) (477,121) 31,778 17.1
Tele2 AB (64,895) (914,950) (4,023) (2.2)
Telia Co. AB (134,993) (552,275) (16,363) (8.8)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
(a) Represents 7-day effective yield as of September 30, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended September 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) All or a portion of the security pledged as collateral for swap and futures contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 99.9%
INVESTMENT COMPANIES - 17.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(a)(b) 160,207,717 160,207,717
Limited Purpose Cash Investment
Fund, 0.12% (1)(a)(c) 415,125,415 415,042,389
UBS Select Treasury Preferred
Fund, Class I, 0.05% (1)(a) 8,367,817 8,367,817
TOTAL INVESTMENT COMPANIES
(Cost $583,636,060) 583,617,923
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 82.5%
U.S. Treasury Bills
0.10%, 10/1/2020 (d) $ 239,665,000 239,665,000
0.16%, 10/8/2020 (d)(e) 34,739,000 34,738,569
0.15%, 10/22/2020 (d) 118,781,000 118,775,283
0.15%, 10/29/2020 (d)(e) 150,532,000 150,521,171
0.15%, 11/19/2020 (d)(e) 71,680,000 71,671,219
0.16%, 11/27/2020 (d)(e) 35,820,000 35,814,612
0.19%, 12/10/2020 (d)(e) 47,881,000 47,872,155
0.19%, 12/17/2020 (d) 65,369,000 65,356,067
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 82.5% (continued)
0.18%, 12/24/2020 (d)(f) $ 13,415,000 13,411,870
0.17%, 12/31/2020 (d)(e) 202,021,000 201,971,210
0.17%, 1/7/2021 (d)(e) 16,182,000 16,177,760
0.15%, 1/14/2021 (d)(e) 55,492,000 55,475,613
0.13%, 1/21/2021 (d)(e) 64,287,000 64,266,499
0.13%, 1/28/2021 (d)(e) 130,247,000 130,203,408
0.11%, 2/4/2021 (d)(f) 147,710,000 147,657,009
0.11%, 2/18/2021 (d) 213,000,000 212,917,166
0.12%, 2/25/2021 (d) 113,540,000 113,493,058
0.12%, 3/4/2021 (d)(f) 253,152,000 253,043,707
0.12%, 3/11/2021 (d)(e) 307,771,000 307,629,918
0.11%, 3/18/2021 (d)(e) 201,054,000 200,955,484
0.11%, 3/25/2021 (d)(e) 106,283,000 106,227,460
0.11%, 4/1/2021 (d) 176,859,000 176,758,411
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,764,433,845) 2,764,602,649
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,348,069,905) 3,348,220,572
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $3,348,069,905) 3,348,220,572
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% (g) 3,742,172
NET ASSETS - 100.0% 3,351,962,744
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2020
Shares
Held At
9/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 12.4%
INVESTMENT COMPANIES - 12.4%
Limited Purpose
Cash Investment
Fund,
0.12% (1)(a)
(Cost $415,060,526) $615,883,359 $7,162,428,506 $(7,363,308,670) $104,023 $(64,829) $415,042,389 415,125,415 $2,937,380 $–
(a) Represents 7-day effective yield as of September 30, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/13/2020 USD 3,190,815 $ 17,345
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 11/13/2020 USD 13,256,685 45,335
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/13/2020 USD 24,737,040 63,935
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 10/14/2020 BRL (86,074,170) 23,187
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/02/2020 USD 1,476,280 14,562
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/23/2020 USD 136,739,600 14,566,167
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/23/2020 USD 142,164,150 6,426,249
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/20/2020 USD 3,119,480 357,682
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 11/20/2020 USD 7,952,960 1,131,160
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 129,818,360 11,627,143
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 8,567,418 425,086
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/20/2020 USD 33,037,236 1,032,603
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 20,287,800 1,085,331
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/20/2020 USD 34,477,700 1,679,600
38,495,385
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 12/10/2020 KRW 25,338,412,500 (380,894)
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 10/02/2020 USD (1,476,280) (64,717)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/23/2020 USD (98,000,125) $ (14,031,972)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 10/23/2020 USD (13,817,250) (1,971,562)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (96,326,800) (12,599,544)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 11/20/2020 USD (7,952,960) (1,116,060)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/20/2020 USD (3,119,480) (488,131)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (2,305,848) (292,976)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 12/18/2020 CHF 90,943,120 (2,914,211)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/21/2020 TWD 14,967,600 (1,130)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/21/2020 TWD 29,935,200 (2,030)
(33,863,227)
$ 4,632,158
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 4 10/2020 USD $ 174,318 $ 1,975
LME Aluminum Base Metal 7 10/2020 USD 304,897 6,741
LME Aluminum Base Metal 7 10/2020 USD 304,976 4,842
LME Aluminum Base Metal 16 10/2020 USD 695,900 21,414
LME Aluminum Base Metal 16 10/2020 USD 696,000 21,518
LME Aluminum Base Metal 20 10/2020 USD 869,540 39,562
LME Aluminum Base Metal 22 10/2020 USD 957,248 23,858
LME Aluminum Base Metal 34 10/2020 USD 1,475,388 42,381
LME Aluminum Base Metal 43 10/2020 USD 1,865,394 58,717
LME Aluminum Base Metal 44 10/2020 USD 1,905,871 85,369
LME Aluminum Base Metal 53 10/2020 USD 2,300,757 97,728
LME Aluminum Base Metal 55 10/2020 USD 2,405,563 178,719
LME Aluminum Base Metal 62 10/2020 USD 2,688,863 63,556
LME Aluminum Base Metal 74 10/2020 USD 3,204,163 184,691
LME Aluminum Base Metal 79 10/2020 USD 3,423,169 107,755

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 82 10/2020 USD $ 3,544,450 $ 222,340
LME Copper Base Metal 1 10/2020 USD 166,838 4,891
LME Copper Base Metal 3 10/2020 USD 500,513 18,639
LME Copper Base Metal 4 10/2020 USD 667,442 20,611
LME Copper Base Metal 4 10/2020 USD 667,350 20,813
LME Copper Base Metal 5 10/2020 USD 834,500 19,928
LME Copper Base Metal 6 10/2020 USD 1,001,475 34,967
LME Copper Base Metal 7 10/2020 USD 1,168,081 46,219
LME Copper Base Metal 8 10/2020 USD 1,334,816 36,648
LME Copper Base Metal 9 10/2020 USD 1,479,150 119,857
LME Copper Base Metal 11 10/2020 USD 1,835,303 55,199
LME Copper Base Metal 13 10/2020 USD 2,168,969 39,983
LME Copper Base Metal 19 10/2020 USD 3,168,687 262,595
LME Copper Base Metal 24 10/2020 USD 4,000,800 367,323
LME Copper Base Metal 29 10/2020 USD 4,836,838 332,505
LME Copper Base Metal 30 10/2020 USD 5,003,963 251,555
LME Nickel Base Metal 1 10/2020 USD 86,924 5,816
LME Nickel Base Metal 1 10/2020 USD 86,880 9,297
LME Nickel Base Metal 1 10/2020 USD 86,493 9,930
LME Nickel Base Metal 2 10/2020 USD 173,850 10,479
LME Nickel Base Metal 2 10/2020 USD 173,868 11,352
LME Nickel Base Metal 2 10/2020 USD 173,862 8,616
LME Nickel Base Metal 3 10/2020 USD 260,814 12,495
LME Nickel Base Metal 3 10/2020 USD 260,757 22,959
LME Nickel Base Metal 3 10/2020 USD 260,771 21,137
LME Nickel Base Metal 5 10/2020 USD 434,623 27,748
LME Nickel Base Metal 5 10/2020 USD 434,525 30,605
LME Nickel Base Metal 6 10/2020 USD 521,650 22,762
LME Nickel Base Metal 6 10/2020 USD 521,532 40,374
LME Nickel Base Metal 7 10/2020 USD 608,265 47,819
LME Nickel Base Metal 7 10/2020 USD 608,457 54,394
LME Nickel Base Metal 9 10/2020 USD 782,271 51,912
LME Nickel Base Metal 9 10/2020 USD 782,100 55,440
LME Zinc Base Metal 2 10/2020 USD 119,557 10,011
LME Zinc Base Metal 2 10/2020 USD 119,550 8,769
LME Zinc Base Metal 2 10/2020 USD 119,644 4,971
LME Zinc Base Metal 3 10/2020 USD 179,325 11,926
LME Zinc Base Metal 3 10/2020 USD 179,489 5,699
LME Zinc Base Metal 4 10/2020 USD 239,056 21,794
LME Zinc Base Metal 5 10/2020 USD 298,938 23,379
LME Zinc Base Metal 7 10/2020 USD 418,425 31,979
LME Zinc Base Metal 9 10/2020 USD 538,052 43,587
LME Zinc Base Metal 10 10/2020 USD 597,798 39,831
LME Zinc Base Metal 11 10/2020 USD 657,630 51,846
MSCI Taiwan Index 538 10/2020 USD 26,523,400 454,206
OMXS30 Index 252 10/2020 SEK 5,152,777 40,585
SGX FTSE China A50 Index 9,532 10/2020 USD 144,123,840 115,972
SGX NIFTY 50 Index 30 10/2020 USD 675,240 5,403
LME Aluminum Base Metal 2 11/2020 USD 87,477 (2,004)
LME Aluminum Base Metal 3 11/2020 USD 130,943 434
LME Aluminum Base Metal 13 11/2020 USD 568,302 (5,232)
LME Aluminum Base Metal 20 11/2020 USD 877,625 (11,147)
LME Aluminum Base Metal 21 11/2020 USD 921,769 (9,601)
LME Aluminum Base Metal 38 11/2020 USD 1,665,588 (30,488)
LME Aluminum Base Metal 40 11/2020 USD 1,746,350 (30,748)
LME Aluminum Base Metal 47 11/2020 USD 2,052,502 (27,599)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 62 11/2020 USD $ 2,722,963 $ (52,076)
LME Copper Base Metal 1 11/2020 USD 166,819 916
LME Copper Base Metal 3 11/2020 USD 500,633 20,174
LME Copper Base Metal 4 11/2020 USD 667,225 14,198
LME Copper Base Metal 11 11/2020 USD 1,835,763 62,052
LME Copper Base Metal 17 11/2020 USD 2,835,706 69,208
LME Copper Base Metal 18 11/2020 USD 3,004,254 135,707
LME Copper Base Metal 19 11/2020 USD 3,171,338 124,638
LME Copper Base Metal 21 11/2020 USD 3,502,931 58,489
LME Copper Base Metal 28 11/2020 USD 4,673,333 247,659
LME Copper Base Metal 50 11/2020 USD 8,340,000 28,296
LME Nickel Base Metal 1 11/2020 USD 86,957 4,754
LME Nickel Base Metal 2 11/2020 USD 174,020 (5,026)
LME Nickel Base Metal 3 11/2020 USD 261,054 (11,475)
LME Nickel Base Metal 11 11/2020 USD 957,000 (11,582)
LME Nickel Base Metal 12 11/2020 USD 1,044,072 (28,763)
LME Zinc Base Metal 1 11/2020 USD 59,861 2,108
LME Zinc Base Metal 11 11/2020 USD 659,450 (8,401)
LME Zinc Base Metal 18 11/2020 USD 1,078,313 3,062
LME Zinc Base Metal 23 11/2020 USD 1,378,971 (83,783)
LME Zinc Base Metal 31 11/2020 USD 1,857,675 13,205
LME Zinc Base Metal 42 11/2020 USD 2,516,588 5,122
Soybean 606 11/2020 USD 31,012,050 2,225,606
100 oz Gold 1,533 12/2020 USD 290,580,150 (7,764,400)
Australia 10 Year Bond 4,594 12/2020 AUD 491,569,981 2,343,756
Australia 3 Year Bond 30,434 12/2020 AUD 2,557,085,618 5,849,860
Canada 10 Year Bond 3,304 12/2020 CAD 376,689,002 (277,600)
Cocoa 1,093 12/2020 GBP 25,329,932 (380,865)
Cocoa 1,782 12/2020 USD 45,369,720 355,649
Coffee 'C' 1,191 12/2020 USD 49,553,044 (3,655,142)
Copper 939 12/2020 USD 71,187,938 751,682
Corn 1,451 12/2020 USD 27,496,450 1,036,531
Cotton No. 2 984 12/2020 USD 32,368,680 838,809
DAX Index 39 12/2020 EUR 14,608,170 (492,922)
DJIA CBOT E-Mini Index 513 12/2020 USD 70,958,160 1,061,751
Euro- Bobl 2,160 12/2020 EUR 342,316,946 (104,976)
Euro-BTP 708 12/2020 EUR 122,505,362 2,621,287
Euro-Bund 997 12/2020 EUR 204,002,128 229,698
Euro- Buxl 496 12/2020 EUR 129,496,259 737,067
Euro-OAT 1,955 12/2020 EUR 386,340,158 3,047,644
FTSE/JSE Top 40 Index 82 12/2020 ZAR 2,466,462 (102,608)
Japan 10 Year Bond 64 12/2020 JPY 92,305,883 (36,481)
KC HRW Wheat 2,028 12/2020 USD 51,688,650 2,795,839
KOSPI 200 Index 312 12/2020 KRW 20,672,168 245,638
Lean Hogs 144 12/2020 USD 3,634,560 (162,218)
LME Aluminum Base Metal 11 12/2020 USD 484,215 (11,398)
LME Aluminum Base Metal 16 12/2020 USD 703,588 (23,193)
LME Aluminum Base Metal 24 12/2020 USD 1,058,478 959
LME Aluminum Base Metal 24 12/2020 USD 1,058,400 (12,769)
LME Aluminum Base Metal 25 12/2020 USD 1,103,125 (5,638)
LME Aluminum Base Metal 28 12/2020 USD 1,231,783 (19,769)
LME Aluminum Base Metal 36 12/2020 USD 1,582,749 (54,330)
LME Aluminum Base Metal 47 12/2020 USD 2,072,536 (46,262)
LME Aluminum Base Metal 51 12/2020 USD 2,249,100 (31,720)
LME Aluminum Base Metal 66 12/2020 USD 2,910,815 (37,483)
LME Aluminum Base Metal 67 12/2020 USD 2,955,538 3,236

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 67 12/2020 USD $ 2,954,700 $ (47,608)
LME Aluminum Base Metal 87 12/2020 USD 3,831,263 (45,787)
LME Aluminum Base Metal 104 12/2020 USD 4,587,050 28,018
LME Aluminum Base Metal 707 12/2020 USD 31,183,119 (500,405)
LME Copper Base Metal 1 12/2020 USD 166,756 (4,272)
LME Copper Base Metal 2 12/2020 USD 333,640 (621)
LME Copper Base Metal 4 12/2020 USD 667,359 (9,812)
LME Copper Base Metal 4 12/2020 USD 667,025 (252)
LME Copper Base Metal 5 12/2020 USD 834,326 (9,555)
LME Copper Base Metal 9 12/2020 USD 1,500,806 (36,867)
LME Copper Base Metal 12 12/2020 USD 2,001,600 23,068
LME Copper Base Metal 13 12/2020 USD 2,169,063 5,349
LME Copper Base Metal 15 12/2020 USD 2,502,240 (33,974)
LME Copper Base Metal 19 12/2020 USD 3,169,727 10,447
LME Copper Base Metal 23 12/2020 USD 3,837,654 (27,692)
LME Copper Base Metal 23 12/2020 USD 3,835,394 (54,837)
LME Copper Base Metal 27 12/2020 USD 4,503,404 78,833
LME Copper Base Metal 37 12/2020 USD 6,173,348 (31,122)
LME Copper Base Metal 354 12/2020 USD 59,071,538 317,190
LME Nickel Base Metal 8 12/2020 USD 696,720 (16,962)
LME Nickel Base Metal 18 12/2020 USD 1,567,404 (63,449)
LME Nickel Base Metal 33 12/2020 USD 2,874,366 31,995
LME Nickel Base Metal 37 12/2020 USD 3,221,886 (57,663)
LME Nickel Base Metal 47 12/2020 USD 4,092,666 11,719
LME Nickel Base Metal 50 12/2020 USD 4,353,900 (2,248)
LME Nickel Base Metal 85 12/2020 USD 7,403,328 31,136
LME Nickel Base Metal 107 12/2020 USD 9,317,346 115,156
LME Zinc Base Metal 1 12/2020 USD 60,030 (229)
LME Zinc Base Metal 3 12/2020 USD 180,048 (6,951)
LME Zinc Base Metal 4 12/2020 USD 239,925 (15,546)
LME Zinc Base Metal 4 12/2020 USD 240,125 (14,431)
LME Zinc Base Metal 5 12/2020 USD 299,976 (12,962)
LME Zinc Base Metal 6 12/2020 USD 360,207 (19,120)
LME Zinc Base Metal 11 12/2020 USD 660,825 (376)
LME Zinc Base Metal 14 12/2020 USD 840,718 (26,693)
LME Zinc Base Metal 15 12/2020 USD 899,640 (65,725)
LME Zinc Base Metal 17 12/2020 USD 1,020,914 (49,751)
LME Zinc Base Metal 25 12/2020 USD 1,500,938 (56,342)
LME Zinc Base Metal 34 12/2020 USD 2,041,275 9,471
LME Zinc Base Metal 36 12/2020 USD 2,162,475 (279)
LME Zinc Base Metal 231 12/2020 USD 13,872,994 (581,940)
Long Gilt 4,261 12/2020 GBP 748,357,465 23,571
MSCI EAFE E-Mini Index 458 12/2020 USD 42,438,280 (683,124)
MSCI Emerging Markets E-Mini Index 4,878 12/2020 USD 265,485,150 305,799
NASDAQ 100 E-Mini Index 303 12/2020 USD 69,127,935 2,002,434
Nikkei 225 Index 628 12/2020 JPY 138,086,759 515,687
Palladium 93 12/2020 USD 21,673,650 994,986
Russell 2000 E-Mini Index 440 12/2020 USD 33,096,800 (1,555)
S&P 500 E-Mini Index 968 12/2020 USD 162,236,800 2,027,748
S&P Midcap 400 E-Mini Index 97 12/2020 USD 18,002,230 (32,932)
S&P/TSX 60 Index 1,334 12/2020 CAD 192,653,825 (353,565)
Silver 97 12/2020 USD 11,394,590 (1,267,514)
Soybean Meal 982 12/2020 USD 33,662,960 2,404,317
Soybean Oil 340 12/2020 USD 6,758,520 84,530
TOPIX Index 1,063 12/2020 JPY 163,836,960 1,481,340
U.S. Treasury 10 Year Note 5,037 12/2020 USD 702,818,906 1,248,337

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
U.S. Treasury 2 Year Note 6,016 12/2020 USD $ 1,329,300,999 $ 347,128
U.S. Treasury 5 Year Note 9,950 12/2020 USD 1,254,010,938 1,221,411
U.S. Treasury Long Bond 656 12/2020 USD 115,640,500 (119,665)
U.S. Treasury Ultra Bond 309 12/2020 USD 68,540,063 4,167
Wheat 2,057 12/2020 USD 59,447,300 2,885,531
Sugar No. 11 2,149 2/2021 USD 32,516,949 431,847
3 Month Canadian Bankers Acceptance 370 3/2021 CAD 69,117,100 18,089
3 Month Euro Euribor 1,220 3/2021 EUR 359,438,879 95,887
3 Month Eurodollar 455 3/2021 USD 113,528,188 35,096
3 Month Euroswiss 45 3/2021 CHF 12,309,592 10
3 Month Sterling 1,360 3/2021 GBP 219,271,757 108,473
ASX 90 Day Bank Accepted Bill 1,533 3/2021 AUD 1,097,821,773 169,417
3 Month Canadian Bankers Acceptance 100 6/2021 CAD 18,679,359 (139)
3 Month Euro Euribor 4,531 6/2021 EUR 1,335,065,233 146,728
3 Month Eurodollar 881 6/2021 USD 219,831,525 37,245
3 Month Euroswiss 85 6/2021 CHF 23,251,452 (1,654)
3 Month Sterling 1,645 6/2021 GBP 265,341,486 271,494
ASX 90 Day Bank Accepted Bill 742 6/2021 AUD 531,365,790 72,414
3 Month Euro Euribor 4,370 9/2021 EUR 1,287,754,457 254,413
3 Month Eurodollar 1,964 9/2021 USD 490,067,100 188,649
3 Month Euroswiss 105 9/2021 CHF 28,722,382 (600)
3 Month Sterling 1,645 9/2021 GBP 265,407,818 288,256
3 Month Euro Euribor 2,416 12/2021 EUR 711,983,868 169,053
3 Month Eurodollar 2,108 12/2021 USD 525,893,300 297,422
3 Month Sterling 5,690 12/2021 GBP 918,036,768 1,925,110
3 Month Euro Euribor 4,257 3/2022 EUR 1,254,393,156 180,991
3 Month Eurodollar 2,183 3/2022 USD 544,549,350 222,372
3 Month Sterling 5,833 3/2022 GBP 940,967,570 1,857,775
3 Month Euro Euribor 4,289 6/2022 EUR 1,263,759,609 137,636
3 Month Eurodollar 2,187 6/2022 USD 545,492,475 344,407
3 Month Sterling 3,779 6/2022 GBP 609,590,035 1,174,278
3 Month Euro Euribor 2,723 9/2022 EUR 802,295,699 80,844
3 Month Eurodollar 2,358 9/2022 USD 588,085,200 (74,039)
3 Month Sterling 2,259 9/2022 GBP 364,380,800 78,878
35,971,221
Short Contracts
Amsterdam Exchange Index (817) 10/2020 EUR (104,904,463) 375,596
Brent Crude Oil (3,352) 10/2020 USD (141,789,600) (1,858,573)
CAC 40 10 Euro Index (2,471) 10/2020 EUR (139,090,922) 2,101,806
Hang Seng Index (99) 10/2020 HKD (14,964,871) 638
HSCEI (583) 10/2020 HKD (35,280,676) 2,828
IBEX 35 Index (456) 10/2020 EUR (35,983,222) 1,476,679
LME Aluminum Base Metal (4) 10/2020 USD (174,318) (1,853)
LME Aluminum Base Metal (7) 10/2020 USD (304,897) (6,980)
LME Aluminum Base Metal (7) 10/2020 USD (304,976) (5,913)
LME Aluminum Base Metal (16) 10/2020 USD (696,000) (22,043)
LME Aluminum Base Metal (16) 10/2020 USD (695,900) (23,939)
LME Aluminum Base Metal (20) 10/2020 USD (869,540) (41,099)
LME Aluminum Base Metal (22) 10/2020 USD (957,248) (23,866)
LME Aluminum Base Metal (34) 10/2020 USD (1,475,388) (39,285)
LME Aluminum Base Metal (43) 10/2020 USD (1,865,394) (63,821)
LME Aluminum Base Metal (44) 10/2020 USD (1,905,871) (99,471)
LME Aluminum Base Metal (53) 10/2020 USD (2,300,757) (95,847)
LME Aluminum Base Metal (55) 10/2020 USD (2,405,563) (178,225)
LME Aluminum Base Metal (62) 10/2020 USD (2,688,863) (69,514)
LME Aluminum Base Metal (74) 10/2020 USD (3,204,163) (184,719)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (79) 10/2020 USD $ (3,423,169) $ (103,058)
LME Aluminum Base Metal (82) 10/2020 USD (3,544,450) (226,570)
LME Copper Base Metal (1) 10/2020 USD (166,838) (4,502)
LME Copper Base Metal (3) 10/2020 USD (500,513) (18,646)
LME Copper Base Metal (4) 10/2020 USD (667,442) (18,954)
LME Copper Base Metal (4) 10/2020 USD (667,350) (22,474)
LME Copper Base Metal (5) 10/2020 USD (834,500) (22,265)
LME Copper Base Metal (6) 10/2020 USD (1,001,475) (38,418)
LME Copper Base Metal (7) 10/2020 USD (1,168,081) (50,289)
LME Copper Base Metal (8) 10/2020 USD (1,334,816) (40,440)
LME Copper Base Metal (9) 10/2020 USD (1,479,150) (115,902)
LME Copper Base Metal (11) 10/2020 USD (1,835,303) (54,461)
LME Copper Base Metal (13) 10/2020 USD (2,168,969) (43,504)
LME Copper Base Metal (19) 10/2020 USD (3,168,687) (277,893)
LME Copper Base Metal (24) 10/2020 USD (4,000,800) (362,778)
LME Copper Base Metal (29) 10/2020 USD (4,836,838) (353,523)
LME Copper Base Metal (30) 10/2020 USD (5,003,963) (257,797)
LME Nickel Base Metal (1) 10/2020 USD (86,493) (10,305)
LME Nickel Base Metal (1) 10/2020 USD (86,924) (5,417)
LME Nickel Base Metal (1) 10/2020 USD (86,880) (9,463)
LME Nickel Base Metal (2) 10/2020 USD (173,868) (10,474)
LME Nickel Base Metal (2) 10/2020 USD (173,850) (10,776)
LME Nickel Base Metal (2) 10/2020 USD (173,862) (8,853)
LME Nickel Base Metal (3) 10/2020 USD (260,814) (12,872)
LME Nickel Base Metal (3) 10/2020 USD (260,771) (21,433)
LME Nickel Base Metal (3) 10/2020 USD (260,757) (22,780)
LME Nickel Base Metal (5) 10/2020 USD (434,525) (29,538)
LME Nickel Base Metal (5) 10/2020 USD (434,623) (27,537)
LME Nickel Base Metal (6) 10/2020 USD (521,532) (39,615)
LME Nickel Base Metal (6) 10/2020 USD (521,650) (24,868)
LME Nickel Base Metal (7) 10/2020 USD (608,265) (50,253)
LME Nickel Base Metal (7) 10/2020 USD (608,457) (53,013)
LME Nickel Base Metal (9) 10/2020 USD (782,100) (56,636)
LME Nickel Base Metal (9) 10/2020 USD (782,271) (51,963)
LME Zinc Base Metal (2) 10/2020 USD (119,550) (8,897)
LME Zinc Base Metal (2) 10/2020 USD (119,557) (10,516)
LME Zinc Base Metal (2) 10/2020 USD (119,644) (5,350)
LME Zinc Base Metal (3) 10/2020 USD (179,489) (5,756)
LME Zinc Base Metal (3) 10/2020 USD (179,325) (13,434)
LME Zinc Base Metal (4) 10/2020 USD (239,056) (23,717)
LME Zinc Base Metal (5) 10/2020 USD (298,938) (21,859)
LME Zinc Base Metal (7) 10/2020 USD (418,425) (30,996)
LME Zinc Base Metal (9) 10/2020 USD (538,052) (41,278)
LME Zinc Base Metal (10) 10/2020 USD (597,798) (46,752)
LME Zinc Base Metal (11) 10/2020 USD (657,630) (53,409)
MSCI Singapore Index (363) 10/2020 SGD (7,517,681) 28,578
Natural Gas (355) 10/2020 USD (8,970,850) 629,564
NY Harbor ULSD (1,090) 10/2020 USD (52,747,716) (1,547,535)
RBOB Gasoline (580) 10/2020 USD (28,783,776) (1,548,190)
WTI Crude Oil (1,499) 10/2020 USD (60,289,780) (2,584,030)
LME Aluminum Base Metal (2) 11/2020 USD (87,477) 1,693
LME Aluminum Base Metal (3) 11/2020 USD (130,943) 846
LME Aluminum Base Metal (13) 11/2020 USD (568,302) 6,832
LME Aluminum Base Metal (20) 11/2020 USD (877,625) 9,816
LME Aluminum Base Metal (21) 11/2020 USD (921,769) 7,944
LME Aluminum Base Metal (38) 11/2020 USD (1,665,588) 32,258

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (40) 11/2020 USD $ (1,746,350) $ 29,218
LME Aluminum Base Metal (47) 11/2020 USD (2,052,502) 29,497
LME Aluminum Base Metal (62) 11/2020 USD (2,722,963) 38,415
LME Copper Base Metal (1) 11/2020 USD (166,819) (378)
LME Copper Base Metal (3) 11/2020 USD (500,633) (16,891)
LME Copper Base Metal (4) 11/2020 USD (667,225) (9,236)
LME Copper Base Metal (11) 11/2020 USD (1,835,763) (64,176)
LME Copper Base Metal (17) 11/2020 USD (2,835,706) (62,201)
LME Copper Base Metal (18) 11/2020 USD (3,004,254) (138,091)
LME Copper Base Metal (19) 11/2020 USD (3,171,338) (122,397)
LME Copper Base Metal (21) 11/2020 USD (3,502,931) (61,611)
LME Copper Base Metal (28) 11/2020 USD (4,673,333) (233,837)
LME Copper Base Metal (50) 11/2020 USD (8,340,000) (25,832)
LME Nickel Base Metal (1) 11/2020 USD (86,957) (4,010)
LME Nickel Base Metal (2) 11/2020 USD (174,020) 4,969
LME Nickel Base Metal (3) 11/2020 USD (261,054) 11,120
LME Nickel Base Metal (11) 11/2020 USD (957,000) 10,649
LME Nickel Base Metal (12) 11/2020 USD (1,044,072) 29,079
LME Zinc Base Metal (1) 11/2020 USD (59,861) (2,614)
LME Zinc Base Metal (11) 11/2020 USD (659,450) 7,533
LME Zinc Base Metal (18) 11/2020 USD (1,078,313) (7,231)
LME Zinc Base Metal (23) 11/2020 USD (1,378,971) 76,861
LME Zinc Base Metal (31) 11/2020 USD (1,857,675) (11,741)
LME Zinc Base Metal (42) 11/2020 USD (2,516,588) (8,030)
Low Sulphur Gasoil (1,490) 11/2020 USD (49,728,750) (471,214)
EURO STOXX 50 Index (1,955) 12/2020 EUR (73,210,944) (504,994)
Euro-Schatz (3,872) 12/2020 EUR (509,765,881) (339,003)
FTSE 100 Index (785) 12/2020 GBP (59,169,999) 1,763,531
FTSE/MIB Index (390) 12/2020 EUR (43,359,253) 621,408
Live Cattle (46) 12/2020 USD (2,067,240) (21,474)
LME Aluminum Base Metal (11) 12/2020 USD (484,215) 12,409
LME Aluminum Base Metal (16) 12/2020 USD (703,588) 22,365
LME Aluminum Base Metal (24) 12/2020 USD (1,058,478) (2,819)
LME Aluminum Base Metal (24) 12/2020 USD (1,058,400) 11,329
LME Aluminum Base Metal (25) 12/2020 USD (1,103,125) 2,114
LME Aluminum Base Metal (28) 12/2020 USD (1,231,783) 18,348
LME Aluminum Base Metal (36) 12/2020 USD (1,582,749) 51,545
LME Aluminum Base Metal (47) 12/2020 USD (2,072,536) 48,224
LME Aluminum Base Metal (51) 12/2020 USD (2,249,100) 35,550
LME Aluminum Base Metal (66) 12/2020 USD (2,910,815) 37,541
LME Aluminum Base Metal (67) 12/2020 USD (2,954,700) 62,632
LME Aluminum Base Metal (67) 12/2020 USD (2,955,538) 12,371
LME Aluminum Base Metal (87) 12/2020 USD (3,831,263) 47,593
LME Aluminum Base Metal (104) 12/2020 USD (4,587,050) (32,250)
LME Aluminum Base Metal (311) 12/2020 USD (13,717,044) 19,019
LME Copper Base Metal (1) 12/2020 USD (166,756) 3,741
LME Copper Base Metal (2) 12/2020 USD (333,640) 1,655
LME Copper Base Metal (4) 12/2020 USD (667,025) 3,114
LME Copper Base Metal (4) 12/2020 USD (667,359) 9,830
LME Copper Base Metal (5) 12/2020 USD (834,326) 9,161
LME Copper Base Metal (9) 12/2020 USD (1,500,806) 36,372
LME Copper Base Metal (12) 12/2020 USD (2,001,600) (14,926)
LME Copper Base Metal (13) 12/2020 USD (2,169,063) (18,572)
LME Copper Base Metal (15) 12/2020 USD (2,502,240) 43,221
LME Copper Base Metal (19) 12/2020 USD (3,169,727) (13,402)
LME Copper Base Metal (23) 12/2020 USD (3,837,654) 9,036

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (23) 12/2020 USD $ (3,835,394) $ 41,771
LME Copper Base Metal (27) 12/2020 USD (4,503,404) (73,966)
LME Copper Base Metal (37) 12/2020 USD (6,173,348) 33,304
LME Copper Base Metal (39) 12/2020 USD (6,507,881) (104,468)
LME Nickel Base Metal (18) 12/2020 USD (1,567,404) 48,931
LME Nickel Base Metal (33) 12/2020 USD (2,874,366) (10,815)
LME Nickel Base Metal (37) 12/2020 USD (3,221,886) 40,209
LME Nickel Base Metal (47) 12/2020 USD (4,092,666) (16,630)
LME Nickel Base Metal (50) 12/2020 USD (4,353,900) 24,270
LME Nickel Base Metal (85) 12/2020 USD (7,403,328) (16,592)
LME Nickel Base Metal (107) 12/2020 USD (9,317,346) (142,990)
LME Nickel Base Metal (405) 12/2020 USD (35,271,450) (22,202)
LME Zinc Base Metal (1) 12/2020 USD (60,030) 267
LME Zinc Base Metal (3) 12/2020 USD (180,048) 6,506
LME Zinc Base Metal (4) 12/2020 USD (240,125) 14,265
LME Zinc Base Metal (4) 12/2020 USD (239,925) 15,565
LME Zinc Base Metal (5) 12/2020 USD (299,976) 11,259
LME Zinc Base Metal (6) 12/2020 USD (360,207) 18,525
LME Zinc Base Metal (11) 12/2020 USD (660,825) 3,242
LME Zinc Base Metal (14) 12/2020 USD (840,718) 26,541
LME Zinc Base Metal (15) 12/2020 USD (899,640) 66,316
LME Zinc Base Metal (17) 12/2020 USD (1,020,914) 47,061
LME Zinc Base Metal (25) 12/2020 USD (1,500,938) 48,989
LME Zinc Base Metal (34) 12/2020 USD (2,041,275) (19,254)
LME Zinc Base Metal (36) 12/2020 USD (2,162,475) 12,490
LME Zinc Base Metal (81) 12/2020 USD (4,864,556) (10,245)
SPI 200 Index (882) 12/2020 AUD (91,632,800) 1,221,752
Platinum (183) 1/2021 USD (8,319,180) (487,158)
(4,729,596)
$ 31,241,625
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,811,000 USD 2,005,018 CITI 12/16/2020 $ 8,783
AUD 2,811,000 USD 2,005,020 JPMC 12/16/2020 8,780
CAD 1,569,000 USD 1,172,827 CITI 12/16/2020 5,915
CAD 1,569,000 USD 1,172,828 JPMC 12/16/2020 5,914
CLP 418,013,502 USD 531,332 CITI
**
12/16/2020 1,548
CLP 418,013,498 USD 531,333 JPMC
**
12/16/2020 1,547
EUR 27,860,000 USD 32,685,196 CITI 12/16/2020 36,792
EUR 27,860,000 USD 32,685,237 JPMC 12/16/2020 36,751
GBP 57,992,500 USD 74,562,699 CITI 12/16/2020 305,618
GBP 57,992,500 USD 74,562,793 JPMC 12/16/2020 305,525
HUF 1,695,992,500 USD 5,416,712 CITI 12/16/2020 46,945
HUF 1,695,992,500 USD 5,416,719 JPMC 12/16/2020 46,939
IDR 20,008,493,500 USD 1,333,994 CITI
**
12/16/2020 333
IDR 20,008,493,500 USD 1,333,622 JPMC
**
12/16/2020 705
ILS 288,000 USD 83,663 CITI 12/16/2020 507
ILS 288,000 USD 83,663 JPMC 12/16/2020 507
INR 4,166,537,000 USD 55,840,555 CITI
**
12/16/2020 342,667

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 4,166,537,000 USD 55,840,482 JPMC
**
12/16/2020 $ 342,741
JPY 28,381,156,000 USD 268,256,414 CITI 12/16/2020 1,136,866
JPY 28,381,156,000 USD 268,256,750 JPMC 12/16/2020 1,136,530
KRW 374,351,087,912 USD 315,947,922 CITI
**
12/16/2020 5,143,863
KRW 374,351,087,928 USD 315,948,353 JPMC
**
12/16/2020 5,143,432
PHP 1,617,642,908 USD 33,158,361 CITI
**
12/16/2020 126,495
PHP 1,617,642,900 USD 33,158,505 JPMC
**
12/16/2020 126,351
PLN 20,525,000 USD 5,299,722 CITI 12/16/2020 11,382
PLN 20,525,000 USD 5,299,729 JPMC 12/16/2020 11,375
SGD 46,110,500 USD 33,725,541 CITI 12/16/2020 57,272
SGD 46,110,500 USD 33,725,584 JPMC 12/16/2020 57,229
TWD 2,547,889,971 USD 87,982,044 CITI
**
12/16/2020 1,024,607
TWD 2,547,889,980 USD 87,982,424 JPMC
**
12/16/2020 1,024,227
USD 25,255,195 AUD 34,705,000 CITI 12/16/2020 392,533
USD 25,255,163 AUD 34,705,000 JPMC 12/16/2020 392,501
USD 35,897,615 BRL 197,895,992 CITI
**
12/16/2020 735,166
USD 35,897,572 BRL 197,896,000 JPMC
**
12/16/2020 735,121
USD 822,497,127 CAD 1,081,873,020 CITI 12/16/2020 9,718,741
USD 822,496,100 CAD 1,081,873,021 JPMC 12/16/2020 9,717,714
USD 112,552,049 CHF 102,414,500 CITI 12/16/2020 1,096,813
USD 112,551,908 CHF 102,414,500 JPMC 12/16/2020 1,096,673
USD 2,107,050 CLP 1,638,507,960 CITI
**
12/16/2020 18,295
USD 2,107,047 CLP 1,638,507,950 JPMC
**
12/16/2020 18,292
USD 4,428,368 COP 16,682,284,000 CITI
**
12/16/2020 86,754
USD 4,428,363 COP 16,682,284,000 JPMC
**
12/16/2020 86,749
USD 680,171,650 EUR 570,431,500 CITI 12/16/2020 10,191,292
USD 680,170,800 EUR 570,431,500 JPMC 12/16/2020 10,190,443
USD 244,270,410 GBP 188,737,000 CITI 12/16/2020 610,943
USD 244,270,105 GBP 188,737,000 JPMC 12/16/2020 610,636
USD 103,664,812 HUF 31,066,160,862 CITI 12/16/2020 3,584,832
USD 103,664,682 HUF 31,066,160,856 JPMC 12/16/2020 3,584,703
USD 8,168,689 IDR 121,826,170,000 CITI
**
12/16/2020 44,345
USD 8,168,679 IDR 121,826,170,000 JPMC
**
12/16/2020 44,335
USD 6,541,463 ILS 22,303,000 CITI 12/16/2020 23,310
USD 6,541,455 ILS 22,303,000 JPMC 12/16/2020 23,302
USD 7,135,313 INR 527,541,088 CITI
**
12/16/2020 21,742
USD 7,135,852 INR 527,541,088 JPMC
**
12/16/2020 22,280
USD 29,361,640 MXN 649,734,876 CITI 12/16/2020 233,623
USD 29,361,603 MXN 649,734,876 JPMC 12/16/2020 233,585
USD 77,869,385 NOK 700,938,750 CITI 12/16/2020 2,705,962
USD 77,869,287 NOK 700,938,746 JPMC 12/16/2020 2,705,864
USD 193,428,087 NZD 289,208,016 CITI 12/16/2020 2,115,538
USD 193,427,845 NZD 289,208,016 JPMC 12/16/2020 2,115,296
USD 32,027 PHP 1,556,500 CITI
**
12/16/2020 1
USD 32,027 PHP 1,556,500 JPMC
**
12/16/2020 –
USD 201,111,018 PLN 759,268,500 CITI 12/16/2020 4,640,669
USD 201,111,722 PLN 759,268,500 JPMC 12/16/2020 4,641,373
USD 29,080,643 SEK 254,592,000 CITI 12/16/2020 625,147
USD 29,080,607 SEK 254,592,000 JPMC 12/16/2020 625,111
USD 22,065,112 SGD 30,023,000 CITI 12/16/2020 68,790
USD 22,065,084 SGD 30,023,000 JPMC 12/16/2020 68,762
USD 52,291,781 ZAR 882,832,488 CITI 12/17/2020 70,930
USD 52,291,716 ZAR 882,832,488 JPMC 12/17/2020 70,865
ZAR 723,809,500 USD 42,676,726 CITI 12/17/2020 137,679
ZAR 723,809,500 USD 42,676,779 JPMC 12/17/2020 137,627
Total unrealized appreciation 90,742,483
AUD 572,988,540 USD 416,676,209 CITI 12/16/2020 (6,187,218)
AUD 572,988,548 USD 416,676,735 JPMC 12/16/2020 (6,187,738)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 25,381,000 USD 4,807,226 CITI
**
12/16/2020 $ (297,492)
BRL 25,381,000 USD 4,807,232 JPMC
**
12/16/2020 (297,498)
CAD 399,559,500 USD 304,764,280 CITI 12/16/2020 (4,587,346)
CAD 399,559,500 USD 304,764,661 JPMC 12/16/2020 (4,587,728)
CHF 103,145,000 USD 114,038,942 CITI 12/16/2020 (1,788,721)
CHF 103,145,000 USD 114,039,085 JPMC 12/16/2020 (1,788,863)
CLP 4,032,720,006 USD 5,246,229 CITI
**
12/16/2020 (105,354)
CLP 4,032,719,994 USD 5,246,235 JPMC
**
12/16/2020 (105,360)
COP 52,149,813,000 USD 14,013,151 CITI
**
12/16/2020 (441,006)
COP 52,149,813,000 USD 14,013,168 JPMC
**
12/16/2020 (441,023)
EUR 1,103,224,540 USD 1,309,893,522 CITI 12/16/2020 (14,139,742)
EUR 1,103,224,544 USD 1,309,895,164 JPMC 12/16/2020 (14,141,380)
GBP 75,248,992 USD 99,320,063 CITI 12/16/2020 (2,173,614)
GBP 75,248,992 USD 99,320,187 JPMC 12/16/2020 (2,173,738)
HUF 7,990,663,000 USD 26,353,499 CITI 12/16/2020 (611,489)
HUF 7,990,663,000 USD 26,353,532 JPMC 12/16/2020 (611,523)
IDR 297,875,012,356 USD 20,070,166 CITI
**
12/16/2020 (205,478)
IDR 297,875,012,356 USD 20,071,655 JPMC
**
12/16/2020 (206,967)
ILS 70,471,500 USD 20,760,631 CITI 12/16/2020 (165,014)
ILS 70,471,500 USD 20,760,657 JPMC 12/16/2020 (165,040)
INR 1,648,380,000 USD 22,271,836 CITI
**
12/16/2020 (44,432)
INR 1,648,380,000 USD 22,271,864 JPMC
**
12/16/2020 (44,461)
JPY 36,084,839,000 USD 343,429,930 CITI 12/16/2020 (913,469)
JPY 36,084,839,000 USD 343,430,360 JPMC 12/16/2020 (913,897)
KRW 5,372,488,000 USD 4,623,766 CITI
**
12/16/2020 (15,628)
KRW 5,372,488,000 USD 4,623,772 JPMC
**
12/16/2020 (15,634)
MXN 461,710,000 USD 21,427,332 CITI 12/16/2020 (728,586)
MXN 461,710,000 USD 21,427,358 JPMC 12/16/2020 (728,613)
NOK 257,584,500 USD 29,139,990 CITI 12/16/2020 (1,518,557)
NOK 257,584,500 USD 29,140,026 JPMC 12/16/2020 (1,518,593)
NZD 704,002,501 USD 472,499,218 CITI 12/16/2020 (6,798,043)
NZD 704,002,499 USD 472,499,807 JPMC 12/16/2020 (6,798,634)
PHP 34,434,500 USD 708,856 CITI
**
12/16/2020 (327)
PHP 34,434,500 USD 708,857 JPMC
**
12/16/2020 (328)
PLN 81,889,008 USD 22,084,568 CITI 12/16/2020 (894,749)
PLN 81,889,008 USD 22,084,596 JPMC 12/16/2020 (894,776)
SEK 2,746,790,625 USD 314,306,769 CITI 12/16/2020 (7,300,700)
SEK 2,746,790,624 USD 314,307,162 JPMC 12/16/2020 (7,301,093)
SGD 2,177,000 USD 1,599,437 CITI 12/16/2020 (4,459)
SGD 2,177,000 USD 1,599,439 JPMC 12/16/2020 (4,461)
TWD 460,339,500 USD 16,175,461 CITI
**
12/16/2020 (94,203)
TWD 460,339,500 USD 16,175,481 JPMC
**
12/16/2020 (94,223)
USD 41,337,226 AUD 58,311,000 CITI 12/16/2020 (436,775)
USD 41,337,174 AUD 58,311,000 JPMC 12/16/2020 (436,826)
USD 3,695,779 BRL 20,851,500 CITI
**
12/16/2020 (9,146)
USD 3,695,774 BRL 20,851,500 JPMC
**
12/16/2020 (9,151)
USD 44,819,276 CAD 59,915,000 CITI 12/16/2020 (193,045)
USD 44,819,220 CAD 59,915,000 JPMC 12/16/2020 (193,102)
USD 51,480,949 CHF 47,540,500 CITI 12/16/2020 (256,233)
USD 51,480,885 CHF 47,540,500 JPMC 12/16/2020 (256,298)
USD 2,579,448 CLP 2,030,307,876 CITI
**
12/16/2020 (8,770)
USD 2,579,445 CLP 2,030,307,870 JPMC
**
12/16/2020 (8,773)
USD 26,789,294 COP 103,762,263,812 CITI
**
12/16/2020 (215,147)
USD 26,789,260 COP 103,762,263,812 JPMC
**
12/16/2020 (215,181)
USD 57,119,777 EUR 48,824,500 CITI 12/16/2020 (225,331)
USD 57,119,705 EUR 48,824,500 JPMC 12/16/2020 (225,403)
USD 192,635,056 GBP 149,942,500 CITI 12/16/2020 (940,712)
USD 192,634,815 GBP 149,942,500 JPMC 12/16/2020 (940,952)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 3,473,868 HUF 1,082,055,000 CITI 12/16/2020 $ (11,984)
USD 3,473,863 HUF 1,082,055,000 JPMC 12/16/2020 (11,989)
USD 33,305,612 IDR 502,377,100,000 CITI
**
12/16/2020 (196,912)
USD 33,304,593 IDR 502,377,100,000 JPMC
**
12/16/2020 (197,931)
USD 21,977,898 ILS 75,650,500 CITI 12/16/2020 (131,306)
USD 21,977,871 ILS 75,650,500 JPMC 12/16/2020 (131,334)
USD 29,827,188 INR 2,229,381,764 CITI
**
12/16/2020 (234,672)
USD 29,826,324 INR 2,229,381,764 JPMC
**
12/16/2020 (235,535)
USD 649,019,004 JPY 68,818,798,720 CITI 12/16/2020 (4,207,450)
USD 649,018,193 JPY 68,818,798,720 JPMC 12/16/2020 (4,208,262)
USD 58,147,054 KRW 68,913,469,000 CITI
**
12/16/2020 (962,027)
USD 58,146,982 KRW 68,913,469,000 JPMC
**
12/16/2020 (962,099)
USD 23,762,461 MXN 537,803,500 CITI 12/16/2020 (347,604)
USD 23,762,431 MXN 537,803,500 JPMC 12/16/2020 (347,633)
USD 63,630,789 NOK 602,400,250 CITI 12/16/2020 (966,104)
USD 63,630,710 NOK 602,400,250 JPMC 12/16/2020 (966,183)
USD 323,901,650 NZD 494,436,516 CITI 12/16/2020 (3,170,577)
USD 323,901,244 NZD 494,436,514 JPMC 12/16/2020 (3,170,982)
USD 10,528,024 PHP 512,868,500 CITI
**
12/16/2020 (24,834)
USD 10,527,405 PHP 512,868,500 JPMC
**
12/16/2020 (25,451)
USD 70,935,470 PLN 276,754,000 CITI 12/16/2020 (678,136)
USD 70,935,381 PLN 276,754,000 JPMC 12/16/2020 (678,224)
USD 108,570,726 SEK 986,569,000 CITI 12/16/2020 (1,697,115)
USD 108,570,590 SEK 986,569,000 JPMC 12/16/2020 (1,697,251)
USD 20,475,920 SGD 28,091,000 CITI 12/16/2020 (104,924)
USD 20,475,895 SGD 28,091,000 JPMC 12/16/2020 (104,949)
USD 36,165,432 TWD 1,047,614,000 CITI
**
12/16/2020 (431,366)
USD 36,165,468 TWD 1,047,614,000 JPMC
**
12/16/2020 (431,330)
USD 223,586,339 ZAR 3,832,881,964 CITI 12/17/2020 (3,134,313)
USD 223,586,059 ZAR 3,832,881,956 JPMC 12/17/2020 (3,134,593)
ZAR 1,942,642,500 USD 116,288,670 CITI 12/17/2020 (1,378,485)
ZAR 1,942,642,500 USD 116,288,816 JPMC 12/17/2020 (1,378,632)
Total unrealized depreciation (137,968,230)
Net unrealized depreciation $ (47,225,747)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 90.3%
INVESTMENT COMPANIES - 16.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(a)(b) 15,605,415 15,605,415
Limited Purpose Cash Investment
Fund, 0.12% (1)(a) 21,099,379 21,095,159
TOTAL INVESTMENT COMPANIES
(Cost $36,700,633) 36,700,574
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 74.3%
U.S. Treasury Bills
0.10%, 10/1/2020 (c) $ 3,883,000 3,883,000
0.16%, 10/8/2020 (c)(d) 6,596,000 6,595,918
0.15%, 11/19/2020 (c)(d) 2,867,000 2,866,649
0.17%, 12/3/2020 (c) 2,666,000 2,665,557
0.19%, 12/17/2020 (c) 8,268,000 8,266,364
0.18%, 12/24/2020 (c) 5,219,000 5,217,782
0.17%, 1/7/2021 (c) 18,077,000 18,072,264
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 74.3% (continued)
0.15%, 1/14/2021 (c)(d) $ 7,671,000 7,668,735
0.13%, 1/21/2021 (c)(e) 52,982,000 52,965,104
0.13%, 1/28/2021 (c) 7,331,000 7,328,546
0.11%, 2/4/2021 (c)(e) 41,534,000 41,519,100
0.12%, 2/11/2021 (c) 8,152,000 8,148,838
0.12%, 2/18/2021 (c)(d) 1,253,000 1,252,513
0.12%, 2/25/2021 (c)(f) 1,642,000 1,641,321
0.13%, 3/11/2021 (c) 285,000 284,869
0.12%, 3/18/2021 (c)(f) 1,088,000 1,087,467
0.10%, 3/25/2021 (c) 801,000 800,581
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $170,250,627) 170,264,608
TOTAL SHORT-TERM INVESTMENTS
(Cost $206,951,260) 206,965,182
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.3%
(Cost $206,951,260) 206,965,182
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.7% (g) 22,128,012
NET ASSETS - 100.0% 229,093,194
(a) Represents 7-day effective yield as of September 30, 2020.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap and futures contracts.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/13/2020 USD 1,776,330 $ 5,395
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/13/2020 USD 2,631,600 6,518
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/14/2020 BRL (8,985,765) 2,086
Lean Hogs
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/14/2020 USD 29,120 5,340
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/02/2020 USD 173,680 1,779

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/23/2020 USD 14,175,475 $ 1,504,170
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/23/2020 USD 15,403,675 711,697
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/20/2020 USD 1,474,040 173,821
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 13,197,800 1,185,412
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 914,388 45,178
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/20/2020 USD 3,637,674 108,930
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 2,312,000 124,955
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/20/2020 USD 3,699,200 180,370
4,055,651
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/10/2020 KRW 2,789,550,000 (39,026)
Lean Hogs
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/14/2020 USD (29,120) (9,412)
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 10/02/2020 USD (173,680) (7,377)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/23/2020 USD (10,030,300) (1,436,200)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 10/23/2020 USD (1,637,600) (233,689)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (9,701,240) (1,268,925)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/20/2020 USD (1,474,040) (212,724)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (238,536) (30,547)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 12/18/2020 CHF 9,776,640 (312,207)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/21/2020 TWD 4,989,200 $ (305)
(3,550,412)
$ 505,239
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 10/2020 USD $ 43,557 $ 963
LME Aluminum Base Metal 1 10/2020 USD 43,568 692
LME Aluminum Base Metal 1 10/2020 USD 43,494 1,338
LME Aluminum Base Metal 2 10/2020 USD 87,000 2,690
LME Aluminum Base Metal 2 10/2020 USD 87,023 2,169
LME Aluminum Base Metal 2 10/2020 USD 86,954 3,956
LME Aluminum Base Metal 4 10/2020 USD 173,575 4,986
LME Aluminum Base Metal 4 10/2020 USD 173,525 5,462
LME Aluminum Base Metal 5 10/2020 USD 216,576 9,701
LME Aluminum Base Metal 6 10/2020 USD 262,425 19,497
LME Aluminum Base Metal 6 10/2020 USD 260,463 11,175
LME Aluminum Base Metal 7 10/2020 USD 303,581 7,176
LME Aluminum Base Metal 7 10/2020 USD 303,097 17,471
LME Aluminum Base Metal 8 10/2020 USD 346,650 10,906
LME Aluminum Base Metal 8 10/2020 USD 345,800 21,706
LME Copper Base Metal 1 10/2020 USD 166,913 5,828
LME Copper Base Metal 1 10/2020 USD 166,844 3,076
LME Copper Base Metal 1 10/2020 USD 166,852 4,581
LME Copper Base Metal 1 10/2020 USD 166,900 3,986
LME Copper Base Metal 1 10/2020 USD 166,773 13,821
LME Copper Base Metal 1 10/2020 USD 166,838 6,213
LME Copper Base Metal 1 10/2020 USD 166,869 7,305
LME Copper Base Metal 1 10/2020 USD 164,350 13,317
LME Copper Base Metal 3 10/2020 USD 500,396 24,737
LME Copper Base Metal 3 10/2020 USD 500,100 46,388
LME Copper Base Metal 4 10/2020 USD 667,150 45,863
LME Nickel Base Metal 1 10/2020 USD 86,919 7,653
LME Nickel Base Metal 1 10/2020 USD 86,919 5,940
LME Nickel Base Metal 1 10/2020 USD 86,942 3,659
LME Nickel Base Metal 1 10/2020 USD 86,895 6,831
LME Nickel Base Metal 1 10/2020 USD 86,900 6,160
LME Nickel Base Metal 1 10/2020 USD 86,922 7,771
LME Nickel Base Metal 1 10/2020 USD 86,925 5,240
LME Zinc Base Metal 1 10/2020 USD 59,775 4,572
LME Zinc Base Metal 1 10/2020 USD 59,785 4,904
LME Zinc Base Metal 1 10/2020 USD 59,780 3,983
LME Zinc Base Metal 1 10/2020 USD 59,784 4,843
LME Zinc Base Metal 1 10/2020 USD 59,788 4,676
LME Zinc Base Metal 1 10/2020 USD 59,775 3,975
MSCI Taiwan Index 58 10/2020 USD 2,859,400 48,340
OMXS30 Index 27 10/2020 SEK 552,083 4,530

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
SGX FTSE China A50 Index 1,032 10/2020 USD $ 15,603,840 $ 12,303
SGX NIFTY 50 Index 3 10/2020 USD 67,524 540
LME Aluminum Base Metal 1 11/2020 USD 43,716 (402)
LME Aluminum Base Metal 2 11/2020 USD 87,763 (1,115)
LME Aluminum Base Metal 2 11/2020 USD 87,788 (914)
LME Aluminum Base Metal 4 11/2020 USD 175,325 (3,029)
LME Aluminum Base Metal 4 11/2020 USD 174,635 (3,075)
LME Aluminum Base Metal 6 11/2020 USD 262,022 (3,607)
LME Aluminum Base Metal 7 11/2020 USD 307,431 (5,634)
LME Copper Base Metal 1 11/2020 USD 166,888 5,641
LME Copper Base Metal 2 11/2020 USD 333,613 5,570
LME Copper Base Metal 2 11/2020 USD 333,613 8,142
LME Copper Base Metal 2 11/2020 USD 333,825 13,120
LME Copper Base Metal 2 11/2020 USD 333,806 15,301
LME Copper Base Metal 3 11/2020 USD 500,714 26,231
LME Copper Base Metal 5 11/2020 USD 834,000 3,638
LME Nickel Base Metal 1 11/2020 USD 87,000 (1,053)
LME Nickel Base Metal 2 11/2020 USD 174,012 (4,794)
LME Zinc Base Metal 1 11/2020 USD 59,950 (764)
LME Zinc Base Metal 2 11/2020 USD 119,813 340
LME Zinc Base Metal 3 11/2020 USD 179,775 1,331
LME Zinc Base Metal 3 11/2020 USD 179,866 (10,928)
LME Zinc Base Metal 5 11/2020 USD 299,594 601
Soybean 65 11/2020 USD 3,326,375 233,211
100 oz Gold 164 12/2020 USD 31,086,200 (864,022)
Australia 10 Year Bond 491 12/2020 AUD 52,538,281 256,336
Australia 3 Year Bond 3,242 12/2020 AUD 272,395,071 640,672
Canada 10 Year Bond 352 12/2020 CAD 40,131,516 (32,811)
Cocoa 117 12/2020 GBP 2,711,438 (39,728)
Cocoa 191 12/2020 USD 4,862,860 37,560
Coffee 'C' 128 12/2020 USD 5,325,600 (404,460)
Copper 101 12/2020 USD 7,657,063 77,545
Corn 156 12/2020 USD 2,956,200 110,138
Cotton No. 2 106 12/2020 USD 3,486,870 90,052
DAX Index 4 12/2020 EUR 1,498,274 (50,311)
DJIA CBOT E-Mini Index 55 12/2020 USD 7,607,600 111,853
Euro- Bobl 230 12/2020 EUR 36,450,416 (10,877)
Euro-BTP 78 12/2020 EUR 13,496,353 288,732
Euro-Bund 106 12/2020 EUR 21,689,293 26,062
Euro- Buxl 53 12/2020 EUR 13,837,302 80,490
Euro-OAT 208 12/2020 EUR 41,104,221 335,767
FTSE/JSE Top 40 Index 9 12/2020 ZAR 270,709 (11,262)
Japan 10 Year Bond 7 12/2020 JPY 10,095,956 (3,625)
KC HRW Wheat 217 12/2020 USD 5,530,788 298,683
KOSPI 200 Index 32 12/2020 KRW 2,120,222 25,940
Lean Hogs 15 12/2020 USD 378,600 (16,898)
LME Aluminum Base Metal 1 12/2020 USD 44,020 (1,036)
LME Aluminum Base Metal 2 12/2020 USD 87,949 (2,899)
LME Aluminum Base Metal 2 12/2020 USD 88,207 80
LME Aluminum Base Metal 2 12/2020 USD 88,250 (451)
LME Aluminum Base Metal 3 12/2020 USD 132,300 (1,596)
LME Aluminum Base Metal 3 12/2020 USD 131,977 (2,118)
LME Aluminum Base Metal 4 12/2020 USD 175,861 (6,037)
LME Aluminum Base Metal 6 12/2020 USD 264,579 (5,906)
LME Aluminum Base Metal 6 12/2020 USD 264,600 (3,732)
LME Aluminum Base Metal 7 12/2020 USD 308,723 (3,975)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 7 12/2020 USD $ 308,788 $ 338
LME Aluminum Base Metal 7 12/2020 USD 308,700 (4,974)
LME Aluminum Base Metal 9 12/2020 USD 396,338 (4,737)
LME Aluminum Base Metal 12 12/2020 USD 529,275 3,190
LME Aluminum Base Metal 76 12/2020 USD 3,352,075 (55,120)
LME Copper Base Metal 1 12/2020 USD 166,800 1,922
LME Copper Base Metal 1 12/2020 USD 166,756 (63)
LME Copper Base Metal 1 12/2020 USD 166,756 (4,096)
LME Copper Base Metal 1 12/2020 USD 166,756 2,660
LME Copper Base Metal 1 12/2020 USD 166,865 (1,911)
LME Copper Base Metal 2 12/2020 USD 333,513 (4,768)
LME Copper Base Metal 2 12/2020 USD 333,702 823
LME Copper Base Metal 2 12/2020 USD 333,632 (4,530)
LME Copper Base Metal 2 12/2020 USD 333,656 1,100
LME Copper Base Metal 3 12/2020 USD 500,378 8,870
LME Copper Base Metal 3 12/2020 USD 500,564 (3,612)
LME Copper Base Metal 4 12/2020 USD 667,389 (3,365)
LME Copper Base Metal 39 12/2020 USD 6,507,881 32,230
LME Nickel Base Metal 1 12/2020 USD 87,090 (3,544)
LME Nickel Base Metal 2 12/2020 USD 174,156 (7,050)
LME Nickel Base Metal 4 12/2020 USD 348,312 (6,234)
LME Nickel Base Metal 4 12/2020 USD 348,408 3,878
LME Nickel Base Metal 5 12/2020 USD 435,390 1,247
LME Nickel Base Metal 6 12/2020 USD 522,468 (270)
LME Nickel Base Metal 9 12/2020 USD 783,882 3,257
LME Nickel Base Metal 11 12/2020 USD 957,858 12,108
LME Zinc Base Metal 1 12/2020 USD 60,051 (1,907)
LME Zinc Base Metal 1 12/2020 USD 60,031 (3,608)
LME Zinc Base Metal 1 12/2020 USD 60,044 (859)
LME Zinc Base Metal 1 12/2020 USD 59,981 (3,886)
LME Zinc Base Metal 1 12/2020 USD 59,976 (4,382)
LME Zinc Base Metal 1 12/2020 USD 60,075 (34)
LME Zinc Base Metal 2 12/2020 USD 120,108 (5,853)
LME Zinc Base Metal 2 12/2020 USD 120,075 (4,507)
LME Zinc Base Metal 4 12/2020 USD 240,150 1,114
LME Zinc Base Metal 4 12/2020 USD 240,275 (341)
LME Zinc Base Metal 25 12/2020 USD 1,501,406 (63,440)
Long Gilt 461 12/2020 GBP 80,965,217 (5,460)
MSCI EAFE E-Mini Index 49 12/2020 USD 4,540,340 (76,070)
MSCI Emerging Markets E-Mini Index 527 12/2020 USD 28,681,975 24,245
NASDAQ 100 E-Mini Index 32 12/2020 USD 7,300,640 215,440
Nikkei 225 Index 67 12/2020 JPY 14,732,186 57,664
Palladium 10 12/2020 USD 2,330,500 109,523
Russell 2000 E-Mini Index 47 12/2020 USD 3,535,340 (1,858)
S&P 500 E-Mini Index 104 12/2020 USD 17,430,400 210,686
S&P Midcap 400 E-Mini Index 10 12/2020 USD 1,855,900 (3,238)
S&P/TSX 60 Index 143 12/2020 CAD 20,651,797 (40,051)
Silver 10 12/2020 USD 1,174,700 (140,024)
Soybean Meal 108 12/2020 USD 3,702,240 263,866
Soybean Oil 31 12/2020 USD 616,218 1,770
TOPIX Index 113 12/2020 JPY 17,416,347 166,247
U.S. Treasury 10 Year Note 536 12/2020 USD 74,788,750 126,176
U.S. Treasury 2 Year Note 641 12/2020 USD 141,635,961 35,350
U.S. Treasury 5 Year Note 1,059 12/2020 USD 133,467,094 120,423
U.S. Treasury Long Bond 70 12/2020 USD 12,339,688 (12,793)
U.S. Treasury Ultra Bond 33 12/2020 USD 7,319,813 1,131

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Wheat 220 12/2020 USD $ 6,358,000 $ 306,660
Sugar No. 11 230 2/2021 USD 3,480,176 46,780
3 Month Canadian Bankers Acceptance 40 3/2021 CAD 7,472,119 1,847
3 Month Euro Euribor 130 3/2021 EUR 38,300,864 12,204
3 Month Eurodollar 50 3/2021 USD 12,475,625 3,619
3 Month Euroswiss 3 3/2021 CHF 820,640 25
3 Month Sterling 150 3/2021 GBP 24,184,385 11,284
ASX 90 Day Bank Accepted Bill 170 3/2021 AUD 121,741,488 18,887
3 Month Canadian Bankers Acceptance 11 6/2021 CAD 2,054,729 (33)
3 Month Euro Euribor 484 6/2021 EUR 142,611,250 17,318
3 Month Eurodollar 94 6/2021 USD 23,455,350 4,022
3 Month Euroswiss 8 6/2021 CHF 2,188,372 (179)
3 Month Sterling 183 6/2021 GBP 29,518,232 29,763
ASX 90 Day Bank Accepted Bill 78 6/2021 AUD 55,857,859 7,606
3 Month Euro Euribor 473 9/2021 EUR 139,383,949 27,399
3 Month Eurodollar 208 9/2021 USD 51,901,200 18,849
3 Month Euroswiss 10 9/2021 CHF 2,735,465 (94)
3 Month Sterling 182 9/2021 GBP 29,364,269 28,787
3 Month Euro Euribor 258 12/2021 EUR 76,031,390 19,130
3 Month Eurodollar 225 12/2021 USD 56,131,875 30,195
3 Month Sterling 625 12/2021 GBP 100,838,837 221,852
3 Month Euro Euribor 465 3/2022 EUR 137,019,689 20,154
3 Month Eurodollar 233 3/2022 USD 58,121,850 21,753
3 Month Sterling 627 3/2022 GBP 101,146,351 202,808
3 Month Euro Euribor 469 6/2022 EUR 138,191,480 15,781
3 Month Eurodollar 233 6/2022 USD 58,116,025 34,160
3 Month Sterling 416 6/2022 GBP 67,104,910 126,859
3 Month Euro Euribor 290 9/2022 EUR 85,444,639 8,670
3 Month Eurodollar 251 9/2022 USD 62,599,400 (8,650)
3 Month Sterling 248 9/2022 GBP 40,002,850 9,013
3,796,042
Short Contracts
Amsterdam Exchange Index (88) 10/2020 EUR (11,299,379) 43,585
Brent Crude Oil (360) 10/2020 USD (15,228,000) (206,935)
CAC 40 10 Euro Index (266) 10/2020 EUR (14,972,960) 231,246
Hang Seng Index (11) 10/2020 HKD (1,662,763) 284
HSCEI (61) 10/2020 HKD (3,691,460) 268
IBEX 35 Index (49) 10/2020 EUR (3,866,618) 163,157
LME Aluminum Base Metal (1) 10/2020 USD (43,557) (997)
LME Aluminum Base Metal (1) 10/2020 USD (43,494) (1,496)
LME Aluminum Base Metal (1) 10/2020 USD (43,568) (845)
LME Aluminum Base Metal (2) 10/2020 USD (86,954) (4,110)
LME Aluminum Base Metal (2) 10/2020 USD (87,023) (2,170)
LME Aluminum Base Metal (2) 10/2020 USD (87,000) (2,755)
LME Aluminum Base Metal (4) 10/2020 USD (173,575) (4,622)
LME Aluminum Base Metal (4) 10/2020 USD (173,525) (5,937)
LME Aluminum Base Metal (5) 10/2020 USD (216,576) (11,304)
LME Aluminum Base Metal (6) 10/2020 USD (262,425) (19,443)
LME Aluminum Base Metal (6) 10/2020 USD (260,463) (11,029)
LME Aluminum Base Metal (7) 10/2020 USD (303,581) (7,848)
LME Aluminum Base Metal (7) 10/2020 USD (303,097) (17,473)
LME Aluminum Base Metal (8) 10/2020 USD (346,650) (10,419)
LME Aluminum Base Metal (8) 10/2020 USD (345,800) (22,072)
LME Copper Base Metal (1) 10/2020 USD (164,350) (12,878)
LME Copper Base Metal (1) 10/2020 USD (166,900) (4,453)
LME Copper Base Metal (1) 10/2020 USD (166,852) (5,055)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 10/2020 USD $ (166,913) $ (6,403)
LME Copper Base Metal (1) 10/2020 USD (166,869) (7,934)
LME Copper Base Metal (1) 10/2020 USD (166,838) (6,215)
LME Copper Base Metal (1) 10/2020 USD (166,773) (14,626)
LME Copper Base Metal (1) 10/2020 USD (166,844) (3,346)
LME Copper Base Metal (3) 10/2020 USD (500,396) (26,592)
LME Copper Base Metal (3) 10/2020 USD (500,100) (45,858)
LME Copper Base Metal (4) 10/2020 USD (667,150) (48,762)
LME Nickel Base Metal (1) 10/2020 USD (86,919) (5,682)
LME Nickel Base Metal (1) 10/2020 USD (86,942) (4,145)
LME Nickel Base Metal (1) 10/2020 USD (86,925) (5,388)
LME Nickel Base Metal (1) 10/2020 USD (86,900) (6,293)
LME Nickel Base Metal (1) 10/2020 USD (86,895) (7,179)
LME Nickel Base Metal (1) 10/2020 USD (86,919) (7,593)
LME Nickel Base Metal (1) 10/2020 USD (86,922) (7,573)
LME Zinc Base Metal (1) 10/2020 USD (59,780) (4,675)
LME Zinc Base Metal (1) 10/2020 USD (59,775) (4,478)
LME Zinc Base Metal (1) 10/2020 USD (59,785) (4,787)
LME Zinc Base Metal (1) 10/2020 USD (59,775) (4,625)
LME Zinc Base Metal (1) 10/2020 USD (59,784) (4,586)
LME Zinc Base Metal (1) 10/2020 USD (59,788) (4,372)
MSCI Singapore Index (39) 10/2020 SGD (807,685) 3,235
Natural Gas (38) 10/2020 USD (960,260) 66,643
NY Harbor ULSD (117) 10/2020 USD (5,661,911) (166,630)
RBOB Gasoline (63) 10/2020 USD (3,126,514) (169,940)
WTI Crude Oil (161) 10/2020 USD (6,475,420) (281,355)
LME Aluminum Base Metal (1) 11/2020 USD (43,716) 526
LME Aluminum Base Metal (2) 11/2020 USD (87,788) 757
LME Aluminum Base Metal (2) 11/2020 USD (87,763) 982
LME Aluminum Base Metal (4) 11/2020 USD (175,325) 3,364
LME Aluminum Base Metal (4) 11/2020 USD (174,635) 2,922
LME Aluminum Base Metal (6) 11/2020 USD (262,022) 3,839
LME Aluminum Base Metal (7) 11/2020 USD (307,431) 4,275
LME Copper Base Metal (1) 11/2020 USD (166,888) (5,834)
LME Copper Base Metal (2) 11/2020 USD (333,806) (15,344)
LME Copper Base Metal (2) 11/2020 USD (333,825) (12,884)
LME Copper Base Metal (2) 11/2020 USD (333,613) (5,868)
LME Copper Base Metal (2) 11/2020 USD (333,613) (7,318)
LME Copper Base Metal (3) 11/2020 USD (500,714) (25,025)
LME Copper Base Metal (5) 11/2020 USD (834,000) (3,401)
LME Nickel Base Metal (1) 11/2020 USD (87,000) 968
LME Nickel Base Metal (2) 11/2020 USD (174,012) 4,847
LME Zinc Base Metal (1) 11/2020 USD (59,950) 685
LME Zinc Base Metal (2) 11/2020 USD (119,813) (803)
LME Zinc Base Metal (3) 11/2020 USD (179,775) (1,459)
LME Zinc Base Metal (3) 11/2020 USD (179,866) 10,025
LME Zinc Base Metal (5) 11/2020 USD (299,594) (977)
Low Sulphur Gasoil (160) 11/2020 USD (5,340,000) (50,356)
EURO STOXX 50 Index (210) 12/2020 EUR (7,864,091) (53,087)
Euro-Schatz (412) 12/2020 EUR (54,241,618) (35,309)
FTSE 100 Index (84) 12/2020 GBP (6,331,567) 192,914
FTSE/MIB Index (41) 12/2020 EUR (4,558,280) 67,252
Live Cattle (5) 12/2020 USD (224,700) (2,336)
LME Aluminum Base Metal (1) 12/2020 USD (44,020) 1,128
LME Aluminum Base Metal (2) 12/2020 USD (88,250) 169
LME Aluminum Base Metal (2) 12/2020 USD (87,949) 2,796

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (2) 12/2020 USD $ (88,207) $ (235)
LME Aluminum Base Metal (3) 12/2020 USD (131,977) 1,966
LME Aluminum Base Metal (3) 12/2020 USD (132,300) 1,416
LME Aluminum Base Metal (4) 12/2020 USD (175,861) 5,727
LME Aluminum Base Metal (6) 12/2020 USD (264,579) 6,156
LME Aluminum Base Metal (6) 12/2020 USD (264,600) 4,182
LME Aluminum Base Metal (7) 12/2020 USD (308,788) 1,292
LME Aluminum Base Metal (7) 12/2020 USD (308,723) 3,982
LME Aluminum Base Metal (7) 12/2020 USD (308,700) 6,544
LME Aluminum Base Metal (9) 12/2020 USD (396,338) 4,923
LME Aluminum Base Metal (12) 12/2020 USD (529,275) (3,682)
LME Aluminum Base Metal (34) 12/2020 USD (1,499,613) 2,075
LME Copper Base Metal (1) 12/2020 USD (166,865) 1,832
LME Copper Base Metal (1) 12/2020 USD (166,756) (2,372)
LME Copper Base Metal (1) 12/2020 USD (166,756) 4,041
LME Copper Base Metal (1) 12/2020 USD (166,800) (1,244)
LME Copper Base Metal (1) 12/2020 USD (166,756) 779
LME Copper Base Metal (2) 12/2020 USD (333,632) 5,763
LME Copper Base Metal (2) 12/2020 USD (333,702) (2,857)
LME Copper Base Metal (2) 12/2020 USD (333,513) 3,632
LME Copper Base Metal (2) 12/2020 USD (333,656) (1,411)
LME Copper Base Metal (3) 12/2020 USD (500,564) 1,179
LME Copper Base Metal (3) 12/2020 USD (500,378) (8,334)
LME Copper Base Metal (4) 12/2020 USD (667,389) 3,600
LME Copper Base Metal (5) 12/2020 USD (834,344) (13,813)
LME Nickel Base Metal (2) 12/2020 USD (174,156) 5,437
LME Nickel Base Metal (4) 12/2020 USD (348,312) 4,347
LME Nickel Base Metal (4) 12/2020 USD (348,408) (1,311)
LME Nickel Base Metal (5) 12/2020 USD (435,390) (1,769)
LME Nickel Base Metal (6) 12/2020 USD (522,468) 2,912
LME Nickel Base Metal (9) 12/2020 USD (783,882) (1,721)
LME Nickel Base Metal (11) 12/2020 USD (957,858) (14,909)
LME Nickel Base Metal (44) 12/2020 USD (3,831,960) (2,436)
LME Zinc Base Metal (1) 12/2020 USD (59,976) 4,421
LME Zinc Base Metal (1) 12/2020 USD (60,075) 295
LME Zinc Base Metal (1) 12/2020 USD (60,044) 841
LME Zinc Base Metal (1) 12/2020 USD (60,031) 3,566
LME Zinc Base Metal (1) 12/2020 USD (60,051) 1,896
LME Zinc Base Metal (1) 12/2020 USD (59,981) 3,891
LME Zinc Base Metal (2) 12/2020 USD (120,075) 3,919
LME Zinc Base Metal (2) 12/2020 USD (120,108) 5,537
LME Zinc Base Metal (4) 12/2020 USD (240,150) (2,265)
LME Zinc Base Metal (4) 12/2020 USD (240,275) 1,494
LME Zinc Base Metal (9) 12/2020 USD (540,506) (908)
SPI 200 Index (95) 12/2020 AUD (9,869,746) 129,970
Platinum (20) 1/2021 USD (909,200) (54,028)
(500,692)
$ 3,295,350

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 196,500 USD 140,197 CITI 12/16/2020 $ 576
AUD 196,500 USD 140,197 JPMC 12/16/2020 576
CAD 352,000 USD 263,061 CITI 12/16/2020 1,386
CAD 352,000 USD 263,061 JPMC 12/16/2020 1,386
CLP 45,309,502 USD 57,594 CITI
**
12/16/2020 165
CLP 45,309,498 USD 57,595 JPMC
**
12/16/2020 165
EUR 3,143,000 USD 3,687,350 CITI 12/16/2020 4,151
EUR 3,143,000 USD 3,687,355 JPMC 12/16/2020 4,146
GBP 6,739,500 USD 8,663,799 CITI 12/16/2020 36,896
GBP 6,739,500 USD 8,663,810 JPMC 12/16/2020 36,885
HUF 226,096,500 USD 721,591 CITI 12/16/2020 6,782
HUF 226,096,500 USD 721,592 JPMC 12/16/2020 6,781
IDR 2,269,274,500 USD 151,296 CITI
**
12/16/2020 38
IDR 2,269,274,500 USD 151,253 JPMC
**
12/16/2020 80
ILS 22,000 USD 6,391 CITI 12/16/2020 39
ILS 22,000 USD 6,391 JPMC 12/16/2020 39
INR 450,242,004 USD 6,034,205 CITI
**
12/16/2020 37,035
INR 450,241,996 USD 6,034,197 JPMC
**
12/16/2020 37,044
JPY 3,107,467,000 USD 29,371,441 CITI 12/16/2020 124,564
JPY 3,107,467,000 USD 29,371,477 JPMC 12/16/2020 124,527
KRW 40,595,975,877 USD 34,260,178 CITI
**
12/16/2020 560,168
KRW 40,595,975,876 USD 34,260,220 JPMC
**
12/16/2020 560,126
PHP 175,882,502 USD 3,605,219 CITI
**
12/16/2020 13,765
PHP 175,882,498 USD 3,605,235 JPMC
**
12/16/2020 13,749
SGD 4,981,500 USD 3,643,549 CITI 12/16/2020 6,142
SGD 4,981,500 USD 3,643,554 JPMC 12/16/2020 6,137
TWD 273,411,998 USD 9,440,509 CITI
**
12/16/2020 110,723
TWD 273,412,002 USD 9,440,549 JPMC
**
12/16/2020 110,683
USD 2,502,544 AUD 3,450,000 CITI 12/16/2020 30,964
USD 2,502,541 AUD 3,450,000 JPMC 12/16/2020 30,961
USD 3,902,644 BRL 21,494,000 CITI
**
12/16/2020 83,558
USD 3,902,639 BRL 21,494,000 JPMC
**
12/16/2020 83,553
USD 90,028,556 CAD 118,424,000 CITI 12/16/2020 1,060,197
USD 90,028,444 CAD 118,424,000 JPMC 12/16/2020 1,060,084
USD 12,116,939 CHF 11,025,500 CITI 12/16/2020 118,152
USD 12,116,924 CHF 11,025,500 JPMC 12/16/2020 118,137
USD 226,345 CLP 176,011,960 CITI
**
12/16/2020 1,966
USD 226,344 CLP 176,011,958 JPMC
**
12/16/2020 1,965
USD 478,674 COP 1,803,383,000 CITI
**
12/16/2020 9,338
USD 478,674 COP 1,803,383,000 JPMC
**
12/16/2020 9,338
USD 73,447,984 EUR 61,605,500 CITI 12/16/2020 1,091,400
USD 73,447,892 EUR 61,605,500 JPMC 12/16/2020 1,091,308
USD 26,449,988 GBP 20,436,995 CITI 12/16/2020 65,827
USD 26,449,968 GBP 20,437,005 JPMC 12/16/2020 65,794
USD 11,328,536 HUF 3,396,373,512 CITI 12/16/2020 387,081
USD 11,328,522 HUF 3,396,373,520 JPMC 12/16/2020 387,067
USD 876,243 IDR 13,068,796,000 CITI
**
12/16/2020 4,711
USD 876,242 IDR 13,068,796,000 JPMC
**
12/16/2020 4,709
USD 709,649 ILS 2,417,000 CITI 12/16/2020 3,270
USD 709,648 ILS 2,417,000 JPMC 12/16/2020 3,269
USD 769,284 INR 56,876,126 CITI
**
12/16/2020 2,344
USD 769,397 INR 56,876,120 JPMC
**
12/16/2020 2,456
USD 2,794,563 MXN 61,809,996 CITI 12/16/2020 23,583
USD 2,794,560 MXN 61,809,996 JPMC 12/16/2020 23,580
USD 8,491,753 NOK 76,421,246 CITI 12/16/2020 296,911

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 8,491,743 NOK 76,421,254 JPMC 12/16/2020 $ 296,900
USD 21,073,678 NZD 31,509,752 CITI 12/16/2020 229,819
USD 21,073,649 NZD 31,509,748 JPMC 12/16/2020 229,793
USD 21,996,821 PLN 83,051,000 CITI 12/16/2020 506,322
USD 21,996,900 PLN 83,051,000 JPMC 12/16/2020 506,401
USD 3,105,485 SEK 27,209,500 CITI 12/16/2020 64,307
USD 3,105,481 SEK 27,209,500 JPMC 12/16/2020 64,302
USD 2,408,595 SGD 3,277,500 CITI 12/16/2020 7,338
USD 2,408,592 SGD 3,277,500 JPMC 12/16/2020 7,334
USD 5,661,371 ZAR 95,570,252 CITI 12/17/2020 8,249
USD 5,661,364 ZAR 95,570,248 JPMC 12/17/2020 8,241
ZAR 77,006,000 USD 4,539,102 CITI 12/17/2020 15,918
ZAR 77,006,000 USD 4,539,107 JPMC 12/17/2020 15,912
Total unrealized appreciation 9,827,113
AUD 62,474,992 USD 45,431,890 CITI 12/16/2020 (674,806)
AUD 62,475,008 USD 45,431,959 JPMC 12/16/2020 (674,863)
BRL 2,785,000 USD 527,487 CITI
**
12/16/2020 (32,644)
BRL 2,785,000 USD 527,487 JPMC
**
12/16/2020 (32,644)
CAD 43,551,500 USD 33,215,056 CITI 12/16/2020 (496,135)
CAD 43,551,500 USD 33,215,098 JPMC 12/16/2020 (496,177)
CHF 11,106,000 USD 12,278,681 CITI 12/16/2020 (192,288)
CHF 11,106,000 USD 12,278,696 JPMC 12/16/2020 (192,303)
CLP 434,659,002 USD 565,513 CITI
**
12/16/2020 (11,413)
CLP 434,658,998 USD 565,513 JPMC
**
12/16/2020 (11,414)
COP 5,531,565,500 USD 1,486,332 CITI
**
12/16/2020 (46,726)
COP 5,531,565,500 USD 1,486,334 JPMC
**
12/16/2020 (46,728)
EUR 120,067,497 USD 142,563,906 CITI 12/16/2020 (1,542,829)
EUR 120,067,500 USD 142,564,088 JPMC 12/16/2020 (1,543,007)
GBP 8,022,994 USD 10,586,601 CITI 12/16/2020 (228,916)
GBP 8,023,004 USD 10,586,627 JPMC 12/16/2020 (228,929)
HUF 863,938,500 USD 2,849,601 CITI 12/16/2020 (66,414)
HUF 863,938,500 USD 2,849,604 JPMC 12/16/2020 (66,417)
IDR 32,296,619,656 USD 2,176,071 CITI
**
12/16/2020 (22,274)
IDR 32,296,619,656 USD 2,176,231 JPMC
**
12/16/2020 (22,435)
ILS 7,577,500 USD 2,232,358 CITI 12/16/2020 (17,799)
ILS 7,577,500 USD 2,232,361 JPMC 12/16/2020 (17,802)
INR 182,422,000 USD 2,464,706 CITI
**
12/16/2020 (4,856)
INR 182,422,000 USD 2,464,709 JPMC
**
12/16/2020 (4,860)
JPY 3,939,433,500 USD 37,493,131 CITI 12/16/2020 (100,118)
JPY 3,939,433,500 USD 37,493,178 JPMC 12/16/2020 (100,165)
KRW 626,200,000 USD 539,079 CITI
**
12/16/2020 (1,969)
KRW 626,200,000 USD 539,080 JPMC
**
12/16/2020 (1,970)
MXN 49,269,000 USD 2,284,874 CITI 12/16/2020 (76,115)
MXN 49,269,000 USD 2,284,877 JPMC 12/16/2020 (76,117)
NOK 27,736,000 USD 3,137,477 CITI 12/16/2020 (163,276)
NOK 27,736,000 USD 3,137,481 JPMC 12/16/2020 (163,280)
NZD 76,087,504 USD 51,068,039 CITI 12/16/2020 (735,775)
NZD 76,087,496 USD 51,068,098 JPMC 12/16/2020 (735,839)
PHP 2,325,500 USD 47,893 CITI
**
12/16/2020 (44)
PHP 2,325,500 USD 47,893 JPMC
**
12/16/2020 (44)
PLN 10,721,000 USD 2,873,005 CITI 12/16/2020 (98,810)
PLN 10,721,001 USD 2,873,009 JPMC 12/16/2020 (98,814)
SEK 300,285,000 USD 34,361,888 CITI 12/16/2020 (799,331)
SEK 300,285,000 USD 34,361,931 JPMC 12/16/2020 (799,374)
SGD 235,500 USD 173,043 CITI 12/16/2020 (504)
SGD 235,500 USD 173,043 JPMC 12/16/2020 (504)
TWD 50,911,000 USD 1,788,900 CITI
**
12/16/2020 (10,403)
TWD 50,911,000 USD 1,788,902 JPMC
**
12/16/2020 (10,404)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,264,055 AUD 7,429,000 CITI 12/16/2020 $ (58,081)
USD 5,264,048 AUD 7,429,000 JPMC 12/16/2020 (58,087)
USD 362,230 BRL 2,043,000 CITI
**
12/16/2020 (773)
USD 362,229 BRL 2,043,000 JPMC
**
12/16/2020 (774)
USD 3,824,175 CAD 5,111,000 CITI 12/16/2020 (15,565)
USD 3,824,170 CAD 5,111,000 JPMC 12/16/2020 (15,569)
USD 5,510,576 CHF 5,089,000 CITI 12/16/2020 (27,660)
USD 5,510,569 CHF 5,089,000 JPMC 12/16/2020 (27,667)
USD 280,493 CLP 220,783,076 CITI
**
12/16/2020 (959)
USD 280,493 CLP 220,783,070 JPMC
**
12/16/2020 (959)
USD 2,849,244 COP 11,035,404,504 CITI
**
12/16/2020 (22,753)
USD 2,849,240 COP 11,035,404,504 JPMC
**
12/16/2020 (22,757)
USD 7,817,092 EUR 6,683,500 CITI 12/16/2020 (32,779)
USD 7,817,082 EUR 6,683,500 JPMC 12/16/2020 (32,789)
USD 21,036,487 GBP 16,373,000 CITI 12/16/2020 (101,056)
USD 21,036,461 GBP 16,373,000 JPMC 12/16/2020 (101,082)
USD 333,906 HUF 104,273,000 CITI 12/16/2020 (2,010)
USD 333,906 HUF 104,273,000 JPMC 12/16/2020 (2,010)
USD 3,603,896 IDR 54,363,351,500 CITI
**
12/16/2020 (21,487)
USD 3,603,784 IDR 54,363,351,500 JPMC
**
12/16/2020 (21,598)
USD 2,351,338 ILS 8,097,000 CITI 12/16/2020 (15,048)
USD 2,351,335 ILS 8,097,000 JPMC 12/16/2020 (15,051)
USD 3,313,828 INR 247,652,862 CITI
**
12/16/2020 (25,621)
USD 3,313,720 INR 247,652,860 JPMC
**
12/16/2020 (25,728)
USD 70,861,693 JPY 7,513,833,576 CITI 12/16/2020 (459,443)
USD 70,861,604 JPY 7,513,833,572 JPMC 12/16/2020 (459,531)
USD 6,606,835 KRW 7,823,536,000 CITI
**
12/16/2020 (103,638)
USD 6,606,827 KRW 7,823,536,000 JPMC
**
12/16/2020 (103,647)
USD 2,892,771 MXN 65,353,000 CITI 12/16/2020 (37,044)
USD 2,892,768 MXN 65,353,000 JPMC 12/16/2020 (37,048)
USD 6,675,908 NOK 63,221,750 CITI 12/16/2020 (103,519)
USD 6,675,900 NOK 63,221,750 JPMC 12/16/2020 (103,527)
USD 34,803,591 NZD 53,126,752 CITI 12/16/2020 (340,021)
USD 34,803,544 NZD 53,126,748 JPMC 12/16/2020 (340,065)
USD 1,153,018 PHP 56,172,500 CITI
**
12/16/2020 (2,795)
USD 1,152,949 PHP 56,172,500 JPMC
**
12/16/2020 (2,865)
USD 7,139,111 PLN 27,866,000 CITI 12/16/2020 (71,570)
USD 7,139,102 PLN 27,866,000 JPMC 12/16/2020 (71,579)
USD 12,325,582 SEK 111,951,500 CITI 12/16/2020 (187,127)
USD 12,325,566 SEK 111,951,500 JPMC 12/16/2020 (187,142)
USD 2,183,836 SGD 2,996,000 CITI 12/16/2020 (11,180)
USD 2,183,833 SGD 2,996,000 JPMC 12/16/2020 (11,182)
USD 3,932,843 TWD 113,922,000 CITI
**
12/16/2020 (46,849)
USD 3,932,846 TWD 113,922,000 JPMC
**
12/16/2020 (46,845)
USD 23,846,143 ZAR 408,801,756 CITI 12/17/2020 (335,088)
USD 23,846,112 ZAR 408,801,744 JPMC 12/17/2020 (335,116)
ZAR 207,424,500 USD 12,418,436 CITI 12/17/2020 (148,970)
ZAR 207,424,500 USD 12,418,452 JPMC 12/17/2020 (148,985)
Total unrealized depreciation (14,990,174)
Net unrealized depreciation $ (5,163,061)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 119.3%
COMMON STOCKS - 28.1%
Australia - 0.6%
Afterpay Ltd. (2)* 466 27,468
Ansell Ltd. (2) 215 5,720
Aurizon Holdings Ltd. (2) 40,500 124,593
BHP Group Ltd. (2) 2,222 57,402
BHP Group plc (2) 755 16,107
BlueScope Steel Ltd. (2) 17,647 162,596
CIMIC Group Ltd. (2)* 331 4,434
Coles Group Ltd. (2) 454 5,531
Fortescue Metals Group Ltd. (2) 20,752 243,795
Harvey Norman Holdings Ltd. (2) 6,398 20,824
JB Hi-Fi Ltd. (2) 874 29,716
South32 Ltd. (2) 23,153 34,360
Treasury Wine Estates Ltd. (2) 819 5,262
Worley Ltd. (2) 807 5,625
743,433
—
Austria - 0.1%
ams AG (2)* 4,757 107,543
Belgium - 0.0% (a)
Ageas SA/NV (2) 466 19,068
Colruyt SA (2)* 103 6,684
Proximus SADP (2) 311 5,674
31,426
—
Canada - 0.9%
Agnico Eagle Mines Ltd. 232 18,484
Bank of Nova Scotia (The) 203 8,434
Barrick Gold Corp. 772 21,684
Canadian Natural Resources Ltd. 1,698 27,213
Canadian Tire Corp. Ltd., Class A 170 17,123
Cenovus Energy, Inc. 43,006 167,625
CGI, Inc. * 168 11,403
Keyera Corp. 2,030 30,643
Kinross Gold Corp. * 33,587 296,382
Manulife Financial Corp. 3,803 52,894
Nutrien Ltd. 490 19,213
Onex Corp. 4,899 218,543
Shopify, Inc., Class A * 116 118,626
Teck Resources Ltd., Class B 6,648 92,564
Yamana Gold, Inc. 5,430 30,870
1,131,701
—
China - 0.1%
Yangzijiang Shipbuilding Holdings
Ltd. (2) 259,600 189,634
Denmark - 0.4%
AP Moller - Maersk A/S, Class B (2) 40 63,235
FLSmidth & Co. A/S (2)* 208 5,907
Genmab A/S (2)* 212 76,936
Novo Nordisk A/S, Class B (2) 1,684 116,675
Pandora A/S (2)(b) 3,245 234,088
ROCKWOOL International A/S,
Class B (2) 9 3,453
500,294
—
INVESTMENTS SHARES VALUE ($)
Finland - 0.3%
Huhtamaki OYJ (2) 143 7,047
Kone OYJ, Class B (2) 128 11,239
Nokia OYJ (2)* 31,325 122,602
Orion OYJ, Class B (2) 3,131 141,855
UPM- Kymmene OYJ (2) 943 28,702
Valmet OYJ (2) 1,278 31,525
342,970
—
France - 0.6%
Atos SE (2)* 2,547 204,668
BNP Paribas SA (2)* 836 30,242
Cie de Saint-Gobain (2)* 821 34,389
Cie Generale des Etablissements
Michelin SCA (2) 53 5,689
Electricite de France SA (2) 13,701 144,730
Engie SA (2)*(b) 790 10,557
Eutelsat Communications SA (2) 2,282 22,226
Ipsen SA (2) 107 11,185
Orange SA (2) 1,612 16,790
Peugeot SA (2)*(b) 10,263 186,114
Publicis Groupe SA (2) 447 14,407
Rexel SA (2)* 3,903 48,936
Rubis SCA (2) 187 7,487
Sanofi (2) 443 44,394
SEB SA (2) 36 5,856
Societe BIC SA (2) 966 50,631
Sodexo SA (2) 322 22,953
861,254
—
Germany - 0.9%
Aurubis AG (2) 2,481 168,783
Bayer AG (Registered) (2)(b) 4,580 282,557
Bayerische Motoren Werke AG (2) 1,082 78,528
Brenntag AG (2) 184 11,699
Deutsche Post AG (Registered) (2) 245 11,117
Fresenius Medical Care AG & Co.
KGaA (2) 1,023 86,481
HeidelbergCement AG (2) 1,687 103,086
HelloFresh SE (2)* 2,297 127,653
HOCHTIEF AG (2) 591 45,879
HUGO BOSS AG (2) 1,215 30,370
LANXESS AG (2) 233 13,331
MorphoSys AG (2)* 81 10,250
ProSiebenSat.1 Media SE (2)* 4,738 62,092
Rheinmetall AG (2) 742 66,549
Software AG (2) 554 27,320
Volkswagen AG (Preference) (2) 418 67,261
1,192,956
—
Hong Kong - 0.3%
CK Asset Holdings Ltd. (2) 9,000 44,224
Hong Kong Exchanges & Clearing
Ltd. (2) 800 37,659
Kerry Properties Ltd. (2) 59,000 151,738
WH Group Ltd. (2)(c) 187,000 152,538
Yue Yuen Industrial Holdings Ltd.
(2) 19,500 31,603
417,762
—

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Italy - 0.3%
A2A SpA (2) 71,820 104,319
Banca Generali SpA (2) 406 12,348
Banco BPM SpA (2) 82,851 140,142
Buzzi Unicem SpA (2) 522 12,128
Hera SpA (2) 3,242 11,954
Poste Italiane SpA (2)(c) 4,804 42,572
Prysmian SpA (2) 445 12,917
Unipol Gruppo SpA (2)* 25,530 111,566
447,946
—
Japan - 1.6%
Alfresa Holdings Corp. (2) 800 17,522
Alps Alpine Co. Ltd. (2) 800 10,784
Azbil Corp. (2) 400 14,988
Benesse Holdings, Inc. (2) 900 23,165
Brother Industries Ltd. (2) 2,700 42,950
Calbee , Inc. (2) 1,400 46,113
Capcom Co. Ltd. (2) 400 22,323
Daicel Corp. (2) 1,100 7,928
Electric Power Development Co.
Ltd. (2) 600 9,255
Fujitsu Ltd. (2) 400 54,647
GungHo Online Entertainment, Inc.
(2) 3,630 78,192
Hisamitsu Pharmaceutical Co., Inc.
(2) 100 5,112
Hitachi Ltd. (2) 1,200 40,631
Hoya Corp. (2) 800 90,333
Japan Post Insurance Co. Ltd. (2) 2,300 36,214
JGC Holdings Corp. (2) 2,800 29,042
Kaken Pharmaceutical Co. Ltd. (2) 200 9,165
Kamigumi Co. Ltd. (2) 5,300 104,438
Kinden Corp. (2) 600 10,597
Koito Manufacturing Co. Ltd. (2) 1,000 51,026
K's Holdings Corp. (2) 2,100 28,430
Mabuchi Motor Co. Ltd. (2) 500 19,410
Marubeni Corp. (2) 4,400 24,981
Mebuki Financial Group, Inc. (2) 2,400 5,446
Medipal Holdings Corp. (2) 300 6,016
Mitsubishi Gas Chemical Co., Inc.
(2) 5,000 93,017
Nexon Co. Ltd. (2) 1,100 27,438
NGK Spark Plug Co. Ltd. (2) 1,000 17,460
Nifco, Inc. (2) 300 8,195
Nikon Corp. (2) 2,100 14,170
Nintendo Co. Ltd. (2) 400 226,678
Nitto Denko Corp. (2) 1,000 65,149
Nomura Research Institute Ltd. (2) 900 26,500
NS Solutions Corp. (2) 1,000 30,813
NTT DOCOMO, Inc. (2) 900 33,072
Obayashi Corp. (2) 7,300 66,644
ORIX Corp. (2) 3,100 38,720
Panasonic Corp. (2) 2,400 20,443
Resona Holdings, Inc. (2) 8,200 27,936
Ricoh Co. Ltd. (2) 3,300 22,276
Rohm Co. Ltd. (2) 200 15,462
Rohto Pharmaceutical Co. Ltd. (2) 2,000 65,761
Sankyo Co. Ltd. (2) 1,600 41,897
Sankyu, Inc. (2) 300 11,847
Shimamura Co. Ltd. (2) 100 9,714
INVESTMENTS SHARES VALUE ($)
Japan - 1.6% (continued)
Shimizu Corp. (2) 4,400 33,124
Shinsei Bank Ltd. (2) 8,400 103,717
Sojitz Corp. (2) 2,200 4,993
Sony Corp. (2) 100 7,664
Subaru Corp. (2) 300 5,824
SUMCO Corp. (2) 1,100 15,520
Sumitomo Forestry Co. Ltd. (2) 500 7,980
Sumitomo Rubber Industries Ltd.
(2) 700 6,502
Suzuken Co. Ltd. (2) 700 26,701
Taiheiyo Cement Corp. (2) 2,600 66,387
Taisei Corp. (2) 200 6,769
Teijin Ltd. (2) 2,100 32,568
Tokyo Electric Power Co. Holdings,
Inc. (2)* 13,800 37,952
Toshiba Corp. (2) 1,100 28,061
Tosoh Corp. (2) 1,500 24,354
Toyo Seikan Group Holdings Ltd.
(2) 1,100 10,882
Toyota Boshoku Corp. (2) 1,900 26,939
2,097,837
—
Netherlands - 0.7%
ASM International NV (2) 1,094 156,817
ASML Holding NV (2) 168 62,055
ASR Nederland NV (2) 1,733 58,287
ING Groep NV (2) 5,135 36,648
Koninklijke Ahold Delhaize NV (2)
(b) 11,381 336,398
Randstad NV (2)* 1,623 84,632
Royal Dutch Shell plc, Class A (2) 369 4,606
Royal Dutch Shell plc, Class B (2) 2,989 36,248
Signify NV (2)*(c) 2,886 106,745
882,436
—
Norway - 0.1%
Leroy Seafood Group ASA (2) 1,700 9,762
Orkla ASA (2) 635 6,409
Yara International ASA (2) 4,213 162,115
178,286
—
Russia - 0.1%
Evraz plc (2) 16,596 73,900
Singapore - 0.0% (a)
Venture Corp. Ltd. (2) 2,000 28,398
South Africa - 0.0% (a)
Anglo American plc (2) 700 16,936
Investec plc (2) 2,891 5,320
22,256
—
Spain - 0.1%
Banco Bilbao Vizcaya Argentaria
SA (2) 6,561 18,213
Bankia SA (2) 30,165 43,922
Enagas SA (2) 242 5,584
Mapfre SA (2) 3,649 5,725
Repsol SA (2) 2,355 15,909
89,353
—

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Sweden - 0.2%
Evolution Gaming Group AB (2)(c) 156 10,307
Getinge AB, Class B (2) 10,951 238,282
Sinch AB (2)*(c) 35 2,854
Svenska Handelsbanken AB, Class
A (2)* 1,325 11,086
Swedish Orphan Biovitrum AB (2)* 634 15,295
Telefonaktiebolaget LM Ericsson,
Class B (2) 3,657 40,020
Trelleborg AB, Class B (2)* 762 13,456
331,300
—
Switzerland - 0.7%
Adecco Group AG (Registered) (2) 1,480 78,093
BKW AG (2) 70 7,455
Credit Suisse Group AG
(Registered) (2) 6,520 65,087
Helvetia Holding AG (Registered)
(2) 59 5,027
LafargeHolcim Ltd. (Registered)
(2)* 1,895 86,260
Logitech International SA
(Registered) (2) 499 38,654
Nestle SA (Registered) (2) 164 19,518
Novartis AG (Registered) (2) 2,335 202,735
Roche Holding AG (2)(b) 1,123 384,672
Sonova Holding AG (Registered)
(2)* 82 20,780
UBS Group AG (Registered) (2) 1,094 12,223
920,504
—
United Kingdom - 1.5%
Aggreko plc (2) 18,053 85,843
Associated British Foods plc (2) 1,039 25,014
Avast plc (2)(c) 801 5,438
Aviva plc (2) 41,926 155,115
Balfour Beatty plc (2) 4,955 14,264
Barclays plc (2) 7,014 8,849
Bellway plc (2) 4,371 132,482
boohoo Group plc (2)* 31,302 151,117
BT Group plc (2) 91,923 116,432
CK Hutchison Holdings Ltd. (2) 26,000 157,554
Dialog Semiconductor plc (2)* 3,713 161,830
Dunelm Group plc (2) 2,007 36,138
easyJet plc (2) 902 5,812
Fiat Chrysler Automobiles NV (2)* 837 10,274
Inchcape plc (2) 8,903 50,487
JD Sports Fashion plc (2) 3,445 35,961
Kingfisher plc (2) 30,608 117,241
M&G plc (2) 28,817 59,231
Man Group plc (2) 5,116 7,584
Marks & Spencer Group plc (2) 39,928 50,104
Micro Focus International plc (2) 7,629 24,253
Mondi plc (2) 301 6,365
Moneysupermarket.com Group plc
(2) 45,003 155,126
Royal Mail plc (2) 58,252 178,621
Sage Group plc (The) (2) 2,289 21,272
Tate & Lyle plc (2) 22,690 194,728
1,967,135
—
INVESTMENTS SHARES VALUE ($)
United States - 18.6%
3M Co. 718 115,009
Abbott Laboratories 249 27,099
AbbVie, Inc. (b) 1,534 134,363
Activision Blizzard, Inc. (b) 1,651 133,648
Acuity Brands, Inc. 253 25,895
Adobe, Inc. *(b) 357 175,084
Adtalem Global Education, Inc. * 1,225 30,062
Advanced Micro Devices, Inc. * 609 49,932
AGCO Corp. 1,310 97,294
Alexion Pharmaceuticals, Inc. *(b) 1,534 175,536
Alkermes plc * 210 3,480
Allegheny Technologies, Inc. * 1,751 15,269
Alliance Data Systems Corp. 1,513 63,516
Allison Transmission Holdings, Inc. 2,492 87,569
Allstate Corp. (The) (b) 2,074 195,246
Ally Financial, Inc. 581 14,566
Alphabet, Inc., Class A *(b) 204 298,981
Alphabet, Inc., Class C *(b) 193 283,632
Amazon.com, Inc. *(b) 321 1,010,741
AMC Networks, Inc., Class A * 3,184 78,677
Amdocs Ltd. 2,290 131,469
American Tower Corp., REIT 324 78,321
Ameriprise Financial, Inc. 74 11,404
AmerisourceBergen Corp. 855 82,867
Analog Devices, Inc. 131 15,293
Anthem, Inc. 380 102,064
Apple, Inc. (b) 11,753 1,361,114
Applied Materials, Inc. (b) 2,395 142,383
Arrow Electronics, Inc. *(b) 2,552 200,740
Associated Banc-Corp. 9,750 123,045
Assured Guaranty Ltd. 910 19,547
AT&T, Inc. 543 15,481
Autodesk, Inc. * 516 119,201
Automatic Data Processing, Inc. 42 5,859
AutoNation, Inc. * 1,934 102,367
AutoZone, Inc. * 36 42,395
Avient Corp. 3,613 95,600
Avis Budget Group, Inc. * 672 17,687
Avnet, Inc. (b) 4,939 127,624
Bank of America Corp. 413 9,949
Bank of New York Mellon Corp.
(The) (b) 4,902 168,335
Bausch Health Cos., Inc. * 3,572 55,530
Baxter International, Inc. 1,163 93,528
Becton Dickinson and Co. 204 47,467
Berkshire Hathaway, Inc., Class B
*(b) 966 205,700
Berry Global Group, Inc. * 118 5,702
Best Buy Co., Inc. (b) 1,180 131,322
Biogen, Inc. *(b) 848 240,561
BioMarin Pharmaceutical, Inc. * 312 23,737
Bio-Rad Laboratories, Inc., Class
A * 139 71,649
Booking Holdings, Inc. * 31 53,031
Boston Scientific Corp. * 714 27,282
Boyd Gaming Corp. 226 6,936
Bristol-Myers Squibb Co. 800 48,232
Broadcom, Inc. 429 156,293
Cabot Corp. 1,699 61,215

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 18.6% (continued)
CACI International, Inc., Class A
*(b) 482 102,743
Cadence Design Systems, Inc. * 317 33,802
Caesars Entertainment, Inc. * 273 15,304
Capital One Financial Corp. 525 37,727
Cardinal Health, Inc. 2,368 111,178
Carter's, Inc. 231 20,000
Caterpillar, Inc. 97 14,468
Cathay General Bancorp 2,275 49,322
Cboe Global Markets, Inc. 63 5,528
CDK Global, Inc. 1,179 51,393
CDW Corp. 332 39,684
Celanese Corp. 27 2,901
Charles River Laboratories
International, Inc. * 41 9,284
Chubb Ltd. 95 11,031
Ciena Corp. * 104 4,128
Cigna Corp. 318 53,872
Cirrus Logic, Inc. * 1,470 99,152
Cisco Systems, Inc. (b) 5,893 232,125
Citigroup, Inc. 1,262 54,405
Citrix Systems, Inc. 43 5,922
CNO Financial Group, Inc. 268 4,299
Coca-Cola Co. (The) 1,068 52,727
Cognizant Technology Solutions
Corp., Class A 1,043 72,405
Colgate-Palmolive Co. 586 45,210
Comcast Corp., Class A 177 8,188
Comerica, Inc. 151 5,776
Commercial Metals Co. 1,342 26,813
CommVault Systems, Inc. * 651 26,561
ConocoPhillips 614 20,164
Crane Co. 1,290 64,668
Crown Castle International Corp.,
REIT 311 51,782
Cummins, Inc. 224 47,300
Curtiss-Wright Corp. 883 82,349
CVS Health Corp. 1,522 88,885
Dana, Inc. 1,407 17,334
Darden Restaurants, Inc. 258 25,991
Deckers Outdoor Corp. *(d) 878 193,169
Dell Technologies, Inc., Class C * 571 38,651
Delphi Technologies plc * 737 12,315
Deluxe Corp. 2,125 54,676
Dentsply Sirona, Inc. 255 11,151
Dick's Sporting Goods, Inc. 1,016 58,806
Digital Realty Trust, Inc., REIT 191 28,031
Dolby Laboratories, Inc., Class A 145 9,611
Dollar General Corp. 147 30,814
Dollar Tree, Inc. * 62 5,663
Domino's Pizza, Inc. 184 78,252
Donaldson Co., Inc. 1,208 56,075
DR Horton, Inc. 236 17,849
Dropbox, Inc., Class A * 2,272 43,759
Dunkin' Brands Group, Inc. 529 43,330
DuPont de Nemours, Inc. 454 25,188
DXC Technology Co. 327 5,837
Eastman Chemical Co. 653 51,012
Eaton Corp. plc 332 33,874
Eaton Vance Corp. 925 35,289
INVESTMENTS SHARES VALUE ($)
United States - 18.6% (continued)
eBay, Inc. 2,157 112,380
Edwards Lifesciences Corp. *(b) 133 10,616
Electronic Arts, Inc. * 1,395 181,922
Eli Lilly and Co. 164 24,275
EMCOR Group, Inc. 76 5,146
Emerson Electric Co. 670 43,932
EOG Resources, Inc. 924 33,209
Equinix , Inc., REIT 61 46,368
Etsy, Inc. * 184 22,380
Evercore , Inc., Class A 244 15,972
Exelixis , Inc. * 1,994 48,753
Extended Stay America, Inc. 3,467 41,431
Exxon Mobil Corp. 607 20,838
Facebook, Inc., Class A *(b) 2,066 541,084
Fair Isaac Corp. * 14 5,955
Federated Hermes, Inc., Class B 2,599 55,904
Fidelity National Financial, Inc. 747 23,389
First American Financial Corp. 179 9,113
First Citizens BancShares , Inc.,
Class A 92 29,328
Flowserve Corp. 950 25,926
FNB Corp. 5,367 36,388
Foot Locker, Inc. 1,258 41,552
Ford Motor Co. 8,016 53,387
Fortinet, Inc. * 384 45,239
Fulton Financial Corp. 3,447 32,161
Garmin Ltd. 146 13,850
Gartner, Inc. * 47 5,873
General Dynamics Corp. 418 57,864
General Electric Co. 5,668 35,312
General Motors Co. 993 29,383
Gentex Corp. 352 9,064
Gilead Sciences, Inc. (b) 2,247 141,988
Graham Holdings Co., Class B 29 11,719
Greif, Inc., Class A 240 8,690
H&R Block, Inc. 4,641 75,602
Haemonetics Corp. * 73 6,369
Hanesbrands, Inc. 2,637 41,533
HCA Healthcare, Inc. 300 37,404
HD Supply Holdings, Inc. * 1,280 52,787
Healthcare Services Group, Inc. 3,187 68,616
Herman Miller, Inc. (b) 1,265 38,152
Hershey Co. (The) 297 42,572
Hexcel Corp. 1,014 34,020
Hill-Rom Holdings, Inc. 785 65,555
HollyFrontier Corp. 445 8,771
Hologic , Inc. *(b) 1,407 93,523
Home Depot, Inc. (The) (b) 1,080 299,926
Howmet Aerospace, Inc. 2,702 45,177
HP, Inc. (b) 8,929 169,562
Hubbell, Inc. 435 59,525
Humana, Inc. (b) 258 106,784
Huntington Ingalls Industries, Inc. 743 104,577
IAC/InterActiveCorp * 131 15,691
ICU Medical, Inc. * 87 15,900
IDACORP, Inc. 199 15,900
Illumina, Inc. * 24 7,418
Ingredion, Inc. 546 41,321
Intel Corp. (b) 9,057 468,970
International Bancshares Corp. 218 5,681

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 18.6% (continued)
International Business Machines
Corp. (b) 1,343 163,403
International Paper Co. 2,245 91,012
Intuit, Inc. 349 113,847
IQVIA Holdings, Inc. * 252 39,723
ITT, Inc. 1,007 59,463
J M Smucker Co. (The) 295 34,078
J2 Global, Inc. * 541 37,448
Jabil, Inc. 2,525 86,507
Jack in the Box, Inc. 1,161 92,079
Jazz Pharmaceuticals plc * 374 53,329
Johnson & Johnson (b) 1,857 276,469
Johnson Controls International plc
(b) 3,631 148,326
JPMorgan Chase & Co. 485 46,691
KAR Auction Services, Inc. 398 5,731
KB Home 701 26,911
KBR, Inc. 1,185 26,497
Kimberly-Clark Corp. (b) 1,111 164,050
Kinder Morgan, Inc. 2,269 27,977
Kohl's Corp. 1,217 22,551
Kroger Co. (The) 2,582 87,556
L Brands, Inc. 2,577 81,974
Lam Research Corp. 255 84,596
Lions Gate Entertainment Corp.,
Class A * 620 5,878
Lockheed Martin Corp. 304 116,517
Lowe's Cos., Inc. (b) 1,309 217,111
LyondellBasell Industries NV, Class
A 541 38,135
M&T Bank Corp. 186 17,129
Manhattan Associates, Inc. * 119 11,363
ManpowerGroup , Inc. 1,251 91,736
Marriott Vacations Worldwide Corp. 213 19,343
Mastercard , Inc., Class A 335 113,287
Maxim Integrated Products, Inc. 180 12,170
McDonald's Corp. 419 91,966
McKesson Corp. 1,004 149,526
Medtronic plc (b) 1,535 159,517
Merck & Co., Inc. (b) 4,090 339,265
Mercury General Corp. 643 26,601
MetLife, Inc. 1,953 72,593
MGIC Investment Corp. 3,404 30,159
Micron Technology, Inc. * 2,361 110,873
Microsoft Corp. (b) 5,477 1,151,976
Minerals Technologies, Inc. 116 5,928
Mohawk Industries, Inc. * 496 48,405
Molina Healthcare, Inc. * 108 19,768
Molson Coors Beverage Co., Class
B 802 26,915
Monolithic Power Systems, Inc. 21 5,872
Monster Beverage Corp. * 132 10,586
Moody's Corp. 128 37,101
MSC Industrial Direct Co., Inc.,
Class A (b) 2,351 148,771
Murphy USA, Inc. * 442 56,695
Mylan NV * 6,149 91,190
National Instruments Corp. 1,091 38,949
Navient Corp. 3,828 32,347
NetApp, Inc. 813 35,642
INVESTMENTS SHARES VALUE ($)
United States - 18.6% (continued)
Netflix, Inc. * 159 79,505
NewMarket Corp. 188 64,356
Newmont Corp. 66 4,188
NIKE, Inc., Class B 348 43,688
Northrop Grumman Corp. 276 87,075
NortonLifeLock , Inc. 3,079 64,166
NRG Energy, Inc. 780 23,977
nVent Electric plc 3,192 56,466
NVIDIA Corp. 213 115,280
Omnicom Group, Inc. 1,361 67,370
Oracle Corp. (b) 3,051 182,145
O'Reilly Automotive, Inc. * 37 17,060
Oshkosh Corp. 503 36,971
Papa John's International, Inc. 432 35,545
PayPal Holdings, Inc. * 193 38,027
Penske Automotive Group, Inc. 277 13,202
Pentair plc 208 9,520
People's United Financial, Inc. 3,148 32,456
PepsiCo, Inc. 327 45,322
Pfizer, Inc. (b) 5,815 213,411
Philip Morris International, Inc. 109 8,174
Pinterest, Inc., Class A * 621 25,778
Polaris, Inc. 309 29,151
Popular, Inc. 2,696 97,784
PRA Health Sciences, Inc. * 834 84,601
Prestige Consumer Healthcare,
Inc. * 163 5,936
Procter & Gamble Co. (The) (b) 1,229 170,819
Prologis, Inc., REIT 514 51,719
Prudential Financial, Inc. 212 13,466
Public Storage, REIT 111 24,722
PulteGroup, Inc. 1,581 73,184
Qorvo , Inc. * 848 109,400
QUALCOMM, Inc. 729 85,789
Quanta Services, Inc. 443 23,417
Qurate Retail, Inc., Series A 14,032 100,750
Raytheon Technologies Corp. 990 56,965
Regal Beloit Corp. 563 52,849
Regeneron Pharmaceuticals, Inc. * 80 44,782
Reliance Steel & Aluminum Co. 142 14,490
RH * 26 9,948
Robert Half International, Inc. 1,009 53,416
S&P Global, Inc. 29 10,457
Sally Beauty Holdings, Inc. * 6,640 57,702
Schneider National, Inc., Class B 3,026 74,833
Science Applications International
Corp. 471 36,936
Seagate Technology plc 1,849 91,100
Sensient Technologies Corp. 1,006 58,086
Simon Property Group, Inc., REIT 376 24,320
Skechers USA, Inc., Class A * 105 3,173
Skyworks Solutions, Inc. 685 99,668
SLM Corp. 7,067 57,172
Snap-on, Inc. 115 16,920
Sonoco Products Co. 493 25,178
Sprouts Farmers Market, Inc. * 1,052 22,018
SS&C Technologies Holdings, Inc. 1,609 97,377
Steel Dynamics, Inc. 2,598 74,381
Stifel Financial Corp. 352 17,797
Strategic Education, Inc. 59 5,397

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 18.6% (continued)
Synaptics , Inc. * 701 56,374
Synchrony Financial 2,107 55,140
SYNNEX Corp. (b) 1,031 144,402
Tapestry, Inc. 3,604 56,331
Target Corp. 1,000 157,420
TEGNA, Inc. 511 6,004
Tempur Sealy International, Inc. * 358 31,930
Teradata Corp. * 325 7,378
Terex Corp. 1,262 24,432
Tesla, Inc. * 386 165,598
Texas Instruments, Inc. 680 97,097
Thor Industries, Inc. 111 10,574
Timken Co. (The) 1,612 87,403
Tractor Supply Co. 127 18,204
TreeHouse Foods, Inc. * 613 24,845
TRI Pointe Group, Inc. * 2,958 53,658
TripAdvisor, Inc. 201 3,938
Trustmark Corp. 2,491 53,332
Tyson Foods, Inc., Class A (b) 1,993 118,544
UMB Financial Corp. 551 27,005
United Therapeutics Corp. * 824 83,224
UnitedHealth Group, Inc. (b) 508 158,379
Univar Solutions, Inc. * 1,128 19,041
Universal Health Services, Inc.,
Class B (b) 859 91,930
Unum Group 1,427 24,016
VeriSign, Inc. * 274 56,129
Vertex Pharmaceuticals, Inc. * 406 110,481
Virtu Financial, Inc., Class A 1,043 23,999
Vishay Intertechnology , Inc. 6,564 102,201
W R Grace & Co. 511 20,588
Walgreens Boots Alliance, Inc. 2,605 93,572
Walmart, Inc. (b) 1,739 243,302
Waters Corp. * 101 19,764
Wayfair, Inc., Class A * 19 5,529
Webster Financial Corp. 484 12,782
Wells Fargo & Co. (b) 5,764 135,512
Wendy's Co. (The) 2,285 50,944
Werner Enterprises, Inc. 1,938 81,377
Western Union Co. (The) 485 10,394
Westrock Co. 1,233 42,834
Whirlpool Corp. 33 6,068
Williams-Sonoma, Inc. 178 16,098
Workday, Inc., Class A * 193 41,520
World Fuel Services Corp. 3,917 83,001
Worthington Industries, Inc. 142 5,791
WW International, Inc. * 1,309 24,701
Wyndham Destinations, Inc. 1,049 32,267
Xerox Holdings Corp. 329 6,175
Xilinx, Inc. 243 25,330
Yelp, Inc. * 1,670 33,550
Yum! Brands, Inc. 1,183 108,008
Zoom Video Communications, Inc.,
Class A * 126 59,234
24,656,296
—
TOTAL COMMON STOCKS
(Cost $30,586,056) 37,214,620
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.0% (a)
United States - 0.0% (a)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $16,834) 302 29,747
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 2.3%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(e)(f)(g)
(Cost $2,953,324) EUR 2,219,222 3,051,801
Cost: $2,953,324 $–
U.S. TREASURY OBLIGATIONS - 18.9%
U.S. Treasury Inflation Linked Notes
0.50%, 1/15/2028 (2) $ 3,210,000 3,784,995
0.75%, 7/15/2028 (2) 3,350,000 3,984,784
0.88%, 1/15/2029 (2)(e) 3,520,000 4,208,659
0.25%, 7/15/2029 (2) 4,600,000 5,213,458
0.13%, 1/15/2030 (2)(e) 4,900,000 5,455,040
0.13%, 7/15/2030 (2)(e) 2,100,000 2,360,723
Cost: $23,945,719 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $23,945,719) 25,007,659
SHORT-TERM INVESTMENTS - 70.0%
REPURCHASE AGREEMENTS - 0.8%
BANA, (0.58)%, dated
9/29/2020, due 10/21/2020,
repurchase price $111,425,
collateralized by Foreign
Government Securities,
0.10%, due 3/1/2029 (2) EUR 111,465 130,843
BANA, (0.58)%, dated
9/29/2020, due 10/21/2020,
repurchase price $408,172,
collateralized by Foreign
Government Securities,
1.85%, due 7/25/2027 (2) 408,317 479,303
BANA, (0.58)%, dated
9/29/2020, due 10/21/2020,
repurchase price $374,257,
collateralized by Foreign
Government Securities,
0.70%, due 7/25/2030 (2) 374,390 439,478
TOTAL REPURCHASE AGREEMENTS
(Cost $1,049,624) 1,049,624
SHARES
INVESTMENT COMPANIES - 20.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (h)( i ) 2,914,866 2,914,866
Limited Purpose Cash Investment
Fund, 0.12% (h) 23,694,844 23,690,105
UBS Select Treasury Preferred
Fund, Class I, 0.05% (h) 25,368 25,368
TOTAL INVESTMENT COMPANIES
(Cost $26,631,752) 26,630,339
—

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 49.1%
U.S. Treasury Bills
0.16%, 10/1/2020 (2)(j) $ 9,000,000 9,000,000
0.16%, 10/8/2020 (2)(j)(k) 10,504,000 10,503,870
0.29%, 10/15/2020 (2)(j)(k) 1,204,000 1,203,964
0.15%, 10/29/2020 (2)(j)(k) 11,565,000 11,564,168
0.13%, 11/5/2020 (2)(j) 417,000 416,965
0.15%, 11/12/2020 (2)(j)(k) 703,000 702,925
0.19%, 12/17/2020 (2)(j)(k) 7,277,000 7,275,560
0.12%, 2/25/2021 (2)(j)(k) 190,000 189,921
0.12%, 3/18/2021 (2)(j) 6,386,000 6,382,871
0.11%, 3/25/2021 (2)(j) 10,457,000 10,451,535
0.11%, 4/1/2021 (2)(j) 7,563,000 7,558,699
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $65,248,108) 65,250,478
TOTAL SHORT-TERM INVESTMENTS
(Cost $92,929,484) 92,930,441
TOTAL LONG POSITIONS
(Cost $150,431,417) 158,234,268
SHARES
SHORT POSITIONS - (6.5)%
COMMON STOCKS - (6.5)%
Australia - (0.2)%
Alumina Ltd. (2) (37,683) (37,548)
Oil Search Ltd. (2) (21,404) (40,940)
QBE Insurance Group Ltd. (2) (1,562) (9,716)
SEEK Ltd. (2) (5,861) (90,415)
Seven Group Holdings Ltd. (2) (3,908) (50,753)
Sydney Airport (2) (16,741) (71,090)
Transurban Group (2) (2,262) (23,097)
(323,559)
—
Canada - (0.2)%
Air Canada * (4,662) (54,934)
Bombardier, Inc., Class B * (8,404) (2,083)
Brookfield Asset Management, Inc.,
Class A (1,788) (59,164)
Canopy Growth Corp. * (723) (10,365)
Gildan Activewear , Inc. (1,659) (32,693)
Inter Pipeline Ltd. (5,327) (52,288)
Parkland Corp. (326) (8,620)
PrairieSky Royalty Ltd. (10,756) (67,126)
Restaurant Brands International,
Inc. (294) (16,886)
West Fraser Timber Co. Ltd. (268) (12,451)
(316,610)
—
Colombia - (0.1)%
Millicom International Cellular SA,
SDR (2) (2,944) (88,941)
Denmark - 0.0% (a)
Ambu A/S, Class B (2) (1,262) (35,537)
ISS A/S (2)* (1,785) (23,494)
(59,031)
—
INVESTMENTS SHARES VALUE ($)
France - (0.1)%
Adevinta ASA (2)* (1,024) (17,603)
Aeroports de Paris (2) (56) (5,555)
Airbus SE (2)* (1,116) (80,939)
Remy Cointreau SA (2) (42) (7,666)
Renault SA (2)* (1,895) (49,158)
Valeo SA (2) (217) (6,664)
(167,585)
—
Germany - (0.3)%
CTS Eventim AG & Co. KGaA (2)* (1,899) (91,784)
Delivery Hero SE (2)*(c) (194) (22,259)
Deutsche Bank AG (Registered)
(2)* (7,272) (61,299)
Evotec SE (2)* (2,834) (74,717)
MTU Aero Engines AG (2) (200) (33,154)
thyssenkrupp AG (2)* (10,530) (52,984)
(336,197)
—
Italy - (0.1)%
Atlantia SpA (2)* (832) (13,030)
Autogrill SpA (2)* (3,506) (15,830)
Mediobanca Banca di Credito
Finanziario SpA (2) (12,223) (95,779)
Saipem SpA (2) (32,295) (55,546)
(180,185)
—
Japan - (0.1)%
Japan Airport Terminal Co. Ltd. (2) (800) (35,442)
M3, Inc. (2) (400) (24,743)
Nippon Paint Holdings Co. Ltd. (2) (500) (51,472)
Suzuki Motor Corp. (2) (200) (8,568)
(120,225)
—
Luxembourg - 0.0% (a)
ArcelorMittal SA (2)* (1,838) (24,452)
Netherlands - (0.1)%
Altice Europe NV (2)* (9,048) (43,079)
Just Eat Takeaway.com NV (2)*(c) (29) (3,246)
OCI NV (2)* (6,324) (81,058)
SBM Offshore NV (2) (3,469) (55,336)
(182,719)
—
Spain - 0.0% (a)
Amadeus IT Group SA (2) (619) (34,377)
Cellnex Telecom SA (2)(c) (397) (24,099)
(58,476)
—
Switzerland - (0.2)%
Dufry AG (Registered) (2)* (4,785) (148,108)
Idorsia Ltd. (2)* (557) (14,953)
Temenos AG (Registered) (2) (831) (111,690)
(274,751)
—
United Kingdom - (0.6)%
ASOS plc (2)* (92) (6,108)
Babcock International Group plc (2) (1,593) (5,138)
Burberry Group plc (2) (4,967) (99,560)
Hiscox Ltd. (2) (1,206) (13,916)
InterContinental Hotels Group plc
(2) (349) (18,319)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (0.6)% (continued)
John Wood Group plc (2) (2,869) (7,877)
Lloyds Banking Group plc (2) (85,885) (29,156)
Melrose Industries plc (2)* (15,532) (23,032)
Natwest Group plc (2) (14,451) (19,790)
Ocado Group plc (2)* (8,272) (292,575)
Prudential plc (2) (510) (7,318)
Rolls-Royce Holdings plc (2)* (43,947) (72,967)
Signature Aviation plc (2) (3,876) (11,942)
St James's Place plc (2) (1,036) (12,463)
Taylor Wimpey plc (2) (17,121) (23,940)
Virgin Money UK plc (2)* (8,652) (8,159)
Whitbread plc (2) (181) (4,945)
(657,205)
—
United States - (4.4)%
Adaptive Biotechnologies Corp. * (989) (48,095)
Adient plc * (956) (16,567)
Agios Pharmaceuticals, Inc. * (563) (19,705)
Albemarle Corp. (502) (44,819)
Alnylam Pharmaceuticals, Inc. * (389) (56,638)
American Airlines Group, Inc. (495) (6,084)
American Eagle Outfitters, Inc. (895) (13,255)
American International Group, Inc. (201) (5,534)
Apache Corp. (5,226) (49,490)
Arrowhead Pharmaceuticals, Inc. * (309) (13,306)
Atmos Energy Corp. (729) (69,685)
Avanos Medical, Inc. * (119) (3,953)
Baker Hughes Co. (6,674) (88,697)
Ball Corp. (598) (49,706)
Beyond Meat, Inc. * (930) (154,435)
Bluebird Bio, Inc. * (394) (21,256)
Boeing Co. (The) (540) (89,240)
Boston Beer Co., Inc. (The), Class
A * (42) (37,101)
Bright Horizons Family Solutions,
Inc. * (370) (56,255)
Brink's Co. (The) (1,072) (44,048)
Burlington Stores, Inc. * (246) (50,698)
Cantel Medical Corp. (156) (6,855)
CarMax, Inc. * (146) (13,419)
Carnival Corp. (892) (13,541)
Carvana Co. * (390) (86,993)
CenterPoint Energy, Inc. (8,722) (168,770)
ChampionX Corp. * (4,788) (38,256)
Chemours Co. (The) (1,492) (31,198)
Cheniere Energy, Inc. * (829) (38,358)
Choice Hotels International, Inc. (124) (10,659)
Churchill Downs, Inc. (58) (9,502)
Cincinnati Financial Corp. (1,116) (87,015)
CIT Group, Inc. (6,137) (108,686)
CNX Resources Corp. * (971) (9,166)
Cognex Corp. (166) (10,807)
Commerce Bancshares, Inc. (657) (36,983)
Coty, Inc., Class A (2,539) (6,855)
Cree, Inc. * (1,804) (114,987)
Delta Air Lines, Inc. (2,128) (65,074)
Duke Energy Corp. (405) (35,867)
Dycom Industries, Inc. * (149) (7,870)
EchoStar Corp., Class A * (823) (20,484)
Edison International (194) (9,863)
INVESTMENTS SHARES VALUE ($)
United States - (4.4)% (continued)
Elanco Animal Health, Inc. * (444) (12,401)
Energizer Holdings, Inc. (152) (5,949)
EQT Corp. (683) (8,831)
Equitrans Midstream Corp. (1,252) (10,592)
Erie Indemnity Co., Class A (50) (10,514)
Everbridge , Inc. * (169) (21,248)
Eversource Energy (87) (7,269)
Exact Sciences Corp. * (715) (72,894)
Expedia Group, Inc. (865) (79,312)
Fastly , Inc., Class A * (196) (18,361)
First Horizon National Corp. (9,167) (86,445)
FirstEnergy Corp. (2,615) (75,077)
Five Below, Inc. * (617) (78,359)
Freeport-McMoRan, Inc. (3,459) (54,099)
GCI Liberty, Inc., Class A * (114) (9,343)
Global Blood Therapeutics, Inc. * (750) (41,355)
Grocery Outlet Holding Corp. * (880) (34,602)
Guardant Health, Inc. * (690) (77,128)
Halliburton Co. (1,535) (18,497)
HealthEquity , Inc. * (1,943) (99,812)
HEICO Corp. (280) (29,305)
Helmerich & Payne, Inc. (394) (5,772)
Hess Corp. (3,069) (125,613)
IAA, Inc. * (629) (32,752)
II-VI, Inc. * (3,502) (142,040)
Ingersoll Rand, Inc. * (3,369) (119,936)
Invesco Ltd. (7,280) (83,065)
Ionis Pharmaceuticals, Inc. * (442) (20,973)
Iovance Biotherapeutics , Inc. * (531) (17,481)
JetBlue Airways Corp. * (1,426) (16,157)
Kennametal, Inc. (1,446) (41,847)
Lamb Weston Holdings, Inc. (863) (57,191)
LendingTree, Inc. * (221) (67,823)
LHC Group, Inc. * (145) (30,821)
Ligand Pharmaceuticals, Inc. * (135) (12,868)
Live Nation Entertainment, Inc. * (1,241) (66,865)
Lyft, Inc., Class A * (3,745) (103,175)
Marathon Oil Corp. (2,438) (9,971)
Marathon Petroleum Corp. (1,481) (43,453)
Mattel, Inc. * (1,241) (14,520)
Medallia , Inc. * (1,203) (32,986)
Mercury Systems, Inc. * (128) (9,915)
Moderna , Inc. * (758) (53,629)
MongoDB, Inc. * (199) (46,070)
Murphy Oil Corp. (3,263) (29,106)
National Oilwell Varco, Inc. (504) (4,566)
Nektar Therapeutics * (4,120) (68,351)
Nexstar Media Group, Inc., Class A (30) (2,698)
Nielsen Holdings plc (380) (5,388)
Nordstrom, Inc. (3,298) (39,312)
Norwegian Cruise Line Holdings
Ltd. * (5,943) (101,685)
Novocure Ltd. * (150) (16,697)
Nutanix , Inc., Class A * (238) (5,279)
Occidental Petroleum Corp. (4,326) (43,303)
Olin Corp. (3,574) (44,246)
Parsley Energy, Inc., Class A (3,669) (34,342)
PBF Energy, Inc., Class A (9,342) (53,156)
Penn National Gaming, Inc. * (271) (19,702)
Penumbra, Inc. * (392) (76,197)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (4.4)% (continued)
Planet Fitness, Inc., Class A * (400) (24,648)
Pluralsight , Inc., Class A * (753) (12,899)
PNM Resources, Inc. (1,882) (77,783)
Reata Pharmaceuticals, Inc., Class
A * (581) (56,601)
Reinsurance Group of America, Inc. (62) (5,902)
RingCentral, Inc., Class A * (48) (13,181)
Royal Caribbean Cruises Ltd. (1,291) (83,566)
Sabre Corp. (6,855) (44,626)
Sage Therapeutics, Inc. * (941) (57,514)
Schlumberger NV (864) (13,444)
Six Flags Entertainment Corp. (1,265) (25,680)
Smartsheet , Inc., Class A * (301) (14,875)
Splunk , Inc. * (100) (18,813)
Square, Inc., Class A * (21) (3,414)
Stericycle, Inc. * (817) (51,520)
SVB Financial Group * (217) (52,215)
Targa Resources Corp. (434) (6,089)
Texas Capital Bancshares, Inc. * (652) (20,297)
T-Mobile US, Inc. * (494) (56,494)
Transocean Ltd. * (11,899) (9,601)
Trex Co., Inc. * (657) (47,041)
Trinity Industries, Inc. (1,743) (33,989)
Twilio , Inc., Class A * (114) (28,168)
Twitter, Inc. * (1,539) (68,486)
Uber Technologies, Inc. * (2,591) (94,520)
Under Armour , Inc., Class A * (1,604) (18,013)
United Airlines Holdings, Inc. * (1,371) (47,642)
United States Steel Corp. (18,340) (134,615)
Urban Outfitters, Inc. * (273) (5,681)
ViaSat , Inc. * (654) (22,491)
Woodward, Inc. (471) (37,755)
WPX Energy, Inc. * (4,563) (22,359)
Wynn Resorts Ltd. (239) (17,163)
Xcel Energy, Inc. (1,453) (100,272)
(5,747,476)
—
Zambia - (0.1)%
First Quantum Minerals Ltd. (13,578) (121,040)
TOTAL COMMON STOCKS
(Proceeds $(9,007,922)) (8,658,452)
TOTAL SHORT POSITIONS
(Proceeds $(9,007,922)) (8,658,452)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 112.8%
(Cost $141,423,495) 149,575,816
LIABILITIES IN EXCESS OF OTHER
ASSETS - (12.8)% (l) (16,971,607)
NET ASSETS - 100.0% 132,604,209
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,844,845 1.4%
Consumer Discretionary 4,809,838 3.6
Consumer Staples 1,801,533 1.4
Energy (468,570) (0.4)
Financials 2,479,226 1.9
Foreign Government Securities 3,051,801 2.3
Health Care 4,655,469 3.5
Industrials 2,910,279 2.2
Information Technology 8,247,421 6.2
Materials 1,970,065 1.5
Real Estate 501,224 0.4
U.S. Treasury Obligations 25,007,659 18.9
Utilities (165,415) (0.1)
Short-Term Investments 92,930,441 70.0
Total Investments In Securities
At Value 149,575,816 112.8
Liabilities in Excess of Other
Assets (l) (16,971,607) (12.8)
Net Assets
$ 132,604,209 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $9,574,359.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $270,850, which represents approximately 0.20% of net assets of the fund.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $5,940.
(e) On 9/30/2020, securities valued at $15,076,223 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(f) Inflation protected security.
(g) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2020, the value of these securities amounted to $3,051,801 or 2.30% of net assets.
(h) Represents 7-day effective yield as of September 30, 2020.
(i) All or a portion of the security pledged as collateral for swap contracts.
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for futures contracts.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Reverse repurchase agreements at September 30, 2020:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BANA 9/16/2020 (0.48)% 10/21/2020 EUR $ 146,817
BANA 9/18/2020 0.17% 10/8/2020 USD 780,500
BANA 9/15/2020 0.18% 10/8/2020 USD 222,750
BANA 9/16/2020 0.18% 10/8/2020 USD 557,500
BANA 9/4/2020 0.18% 10/8/2020 USD 778,750
BANA 9/4/2020 0.18% 10/8/2020 USD 4,162,400
BNPP 9/14/2020 (0.50)% 10/21/2020 EUR 3,073,013
CITI 9/28/2020 0.17% 10/8/2020 USD 108,875
CITI 9/17/2020 0.17% 10/8/2020 USD 327,375
CITI 9/4/2020 0.17% 10/8/2020 USD 4,905,000
MPFS 9/14/2020 (0.49)% 10/21/2020 EUR 481,422
MPFS 9/14/2020 (0.49)% 10/21/2020 EUR 293,942
MPFS 9/14/2020 (0.49)% 10/21/2020 EUR 131,301
$ 15,969,645
The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2020 was $10,782,498 at a net weighted average interest rate of 0.102%.
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 10/29/2020 HKD 9,372,000 $ 4,229
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/02/2020 USD 260,520 14,335
Live Cattle
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 12/04/2020 USD 269,640 9,295

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/23/2020 USD 2,047,000 $ 211,413
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 11/20/2020 USD 34,280 2,260
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 342,800 5,238
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 298,170 42,827
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/20/2020 USD 854,754 48,381
337,978
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 10/02/2020 USD (260,520) (9,534)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (342,800) (47,138)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 11/20/2020 USD (34,280) (5,110)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 12/18/2020 CHF 611,040 (20,105)
(81,887)
$ 256,091
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 7 10/2020 EUR $ 898,814 $ (15,895)
Hang Seng Index 18 10/2020 HKD 2,720,886 15,224
LME Aluminum Base Metal 8 10/2020 USD 348,726 3,786
LME Copper Base Metal 1 10/2020 USD 166,788 11,463
LME Copper Base Metal 1 10/2020 USD 166,844 3,074
LME Copper Base Metal 1 10/2020 USD 166,838 6,985
LME Copper Base Metal 2 10/2020 USD 333,546 27,715
LME Copper Base Metal 3 10/2020 USD 500,513 15,629
LME Lead Base Metal 1 10/2020 USD 45,239 (1,314)
LME Lead Base Metal 1 10/2020 USD 45,138 (1,654)
LME Nickel Base Metal 3 10/2020 USD 260,825 11,966
LME Zinc Base Metal 2 10/2020 USD 119,660 3,827
NY Harbor ULSD 3 10/2020 USD 145,177 (10,757)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
RBOB Gasoline 6 10/2020 USD $ 297,763 $ (2,421)
Brent Crude Oil 47 11/2020 USD 2,009,250 (21,412)
Feeder Cattle 1 11/2020 USD 71,025 955
LME Copper Base Metal 1 11/2020 USD 166,800 (257)
NY Harbor ULSD 22 11/2020 USD 1,076,922 20,829
RBOB Gasoline 13 11/2020 USD 636,199 3,450
Soybean 34 11/2020 USD 1,739,950 245,432
100 oz Gold 17 12/2020 USD 3,222,350 116,901
Australia 10 Year Bond 129 12/2020 AUD 13,803,336 141,534
Canada 10 Year Bond 109 12/2020 CAD 12,427,089 (10,629)
Cocoa 9 12/2020 USD 229,140 (6,477)
Coffee 'C' 19 12/2020 USD 790,519 (51,742)
Corn 28 12/2020 USD 530,600 23,553
Cotton No. 2 7 12/2020 USD 230,265 7,153
DAX Index 4 12/2020 EUR 1,498,274 (24,845)
Euro-Bund 66 12/2020 EUR 13,504,654 114,656
FTSE/MIB Index 12 12/2020 EUR 1,334,131 (60,622)
Japan 10 Year Bond 34 12/2020 JPY 49,037,500 77,702
KC HRW Wheat 8 12/2020 USD 203,900 20,016
Lean Hogs 5 12/2020 USD 126,200 11,914
Live Cattle 20 12/2020 USD 898,800 28,571
LME Aluminum Base Metal 1 12/2020 USD 44,100 (531)
LME Aluminum Base Metal 1 12/2020 USD 43,992 (671)
LME Aluminum Base Metal 2 12/2020 USD 88,225 (668)
LME Aluminum Base Metal 4 12/2020 USD 176,500 (919)
LME Aluminum Base Metal 16 12/2020 USD 705,700 3,410
LME Copper Base Metal 35 12/2020 USD 5,840,406 243,221
LME Copper Base Metal 38 12/2020 USD 6,341,013 266,568
LME Lead Base Metal 4 12/2020 USD 182,225 (4,485)
LME Lead Base Metal 5 12/2020 USD 227,781 (5,634)
LME Nickel Base Metal 1 12/2020 USD 87,090 5,388
LME Zinc Base Metal 10 12/2020 USD 600,563 47,034
Long Gilt 108 12/2020 GBP 18,967,990 10,942
S&P 500 E-Mini Index 95 12/2020 USD 15,922,000 45,022
S&P Midcap 400 E-Mini Index 5 12/2020 USD 927,950 (4,174)
S&P/TSX 60 Index 11 12/2020 CAD 1,588,600 (4,717)
Silver 11 12/2020 USD 1,292,170 (158,083)
Soybean Meal 13 12/2020 USD 445,640 8,397
Soybean Oil 30 12/2020 USD 596,340 26,910
TOPIX Index 32 12/2020 JPY 4,932,063 99,771
U.S. Treasury 10 Year Note 506 12/2020 USD 70,602,812 164,449
U.S. Treasury 5 Year Note 388 12/2020 USD 48,900,124 58,703
Wheat 5 12/2020 USD 144,500 9,714
Sugar No. 11 91 2/2021 USD 1,376,939 72,365
1,586,322
Short Contracts
CAC 40 10 Euro Index (46) 10/2020 EUR (2,589,309) 97,431
IBEX 35 Index (30) 10/2020 EUR (2,367,317) 107,159
LME Aluminum Base Metal (8) 10/2020 USD (348,726) (2,750)
LME Copper Base Metal (1) 10/2020 USD (166,838) (6,033)
LME Copper Base Metal (1) 10/2020 USD (166,788) (11,828)
LME Copper Base Metal (1) 10/2020 USD (166,844) (2,997)
LME Copper Base Metal (2) 10/2020 USD (333,546) (28,989)
LME Copper Base Metal (3) 10/2020 USD (500,513) (17,439)
LME Lead Base Metal (1) 10/2020 USD (45,239) 1,417
LME Lead Base Metal (1) 10/2020 USD (45,138) 1,409

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (3) 10/2020 USD $ (260,825) $ (12,427)
LME Zinc Base Metal (2) 10/2020 USD (119,660) (3,815)
LME Copper Base Metal (1) 11/2020 USD (166,800) 410
Natural Gas (11) 11/2020 USD (342,870) 2,301
WTI Crude Oil (3) 11/2020 USD (121,410) (5,311)
EURO STOXX 50 Index (9) 12/2020 EUR (337,032) (183)
Euro- Bobl (21) 12/2020 EUR (3,328,081) (10,746)
FTSE 100 Index (13) 12/2020 GBP (979,885) 38,107
LME Aluminum Base Metal (1) 12/2020 USD (43,992) 655
LME Aluminum Base Metal (1) 12/2020 USD (44,100) 472
LME Aluminum Base Metal (2) 12/2020 USD (88,225) 795
LME Aluminum Base Metal (4) 12/2020 USD (176,500) 338
LME Aluminum Base Metal (25) 12/2020 USD (1,102,656) (47,288)
LME Copper Base Metal (4) 12/2020 USD (667,475) (23,048)
LME Copper Base Metal (38) 12/2020 USD (6,341,013) (266,794)
LME Lead Base Metal (1) 12/2020 USD (45,556) 1,141
LME Lead Base Metal (5) 12/2020 USD (227,781) 5,604
LME Nickel Base Metal (3) 12/2020 USD (261,270) (11,979)
Low Sulphur Gasoil (23) 12/2020 USD (777,400) (874)
SPI 200 Index (35) 12/2020 AUD (3,636,222) 52,258
(143,004)
$ 1,443,318
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 250,000 USD 178,356 CITI 12/16/2020 $ 744
AUD 250,000 USD 178,356 JPMC 12/16/2020 744
BRL 1,140,750 USD 202,612 CITI
**
12/16/2020 79
BRL 570,375 USD 101,306 JPMC
**
12/16/2020 39
CLP 46,632,186 USD 59,338 CITI
**
12/16/2020 108
CLP 46,632,186 USD 59,338 JPMC
**
12/16/2020 108
CNY 10,361,003 USD 1,492,120 CITI
**
12/16/2020 27,056
CNY 10,360,997 USD 1,492,121 JPMC
**
12/16/2020 27,055
EUR 1,345,500 USD 1,573,270 CITI 12/16/2020 7,041
EUR 1,345,500 USD 1,573,272 JPMC 12/16/2020 7,038
GBP 340,500 USD 437,138 CITI 12/16/2020 2,448
GBP 340,500 USD 437,139 JPMC 12/16/2020 2,447
INR 152,739,752 USD 2,036,072 CITI
**
12/16/2020 23,531
INR 152,739,746 USD 2,036,075 JPMC
**
12/16/2020 23,528
JPY 261,257,500 USD 2,470,659 CITI 12/16/2020 9,191
JPY 261,257,500 USD 2,470,662 JPMC 12/16/2020 9,188
KRW 4,879,150,503 USD 4,118,357 CITI
**
12/16/2020 66,632
KRW 4,879,150,496 USD 4,118,362 JPMC
**
12/16/2020 66,627
MXN 1,053,000 USD 47,019 CITI 12/16/2020 188
MXN 1,053,000 USD 47,019 JPMC 12/16/2020 188
NZD 2,700,000 USD 1,768,848 CITI 12/16/2020 17,216
NZD 2,700,000 USD 1,768,850 JPMC 12/16/2020 17,213
SEK 8,218,500 USD 904,961 CITI 12/16/2020 13,612
SEK 8,218,500 USD 904,962 JPMC 12/16/2020 13,611
SGD 6,000 USD 4,389 CITI 12/16/2020 7

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 6,000 USD 4,389 JPMC 12/16/2020 $ 7
USD 2,179,180 AUD 3,006,000 CITI 12/16/2020 25,682
USD 2,179,177 AUD 3,006,000 JPMC 12/16/2020 25,679
USD 310,659 BRL 1,713,000 CITI
**
12/16/2020 6,290
USD 310,659 BRL 1,713,000 JPMC
**
12/16/2020 6,291
USD 8,885,979 CAD 11,671,502 CITI 12/16/2020 117,533
USD 8,885,964 CAD 11,671,498 JPMC 12/16/2020 117,521
USD 1,294,216 CHF 1,175,500 CITI 12/16/2020 14,948
USD 1,294,214 CHF 1,175,500 JPMC 12/16/2020 14,946
USD 170,096 DKK 1,069,500 CITI 12/16/2020 1,402
USD 170,096 DKK 1,069,500 JPMC 12/16/2020 1,402
USD 12,169,185 EUR 10,239,240 CITI 12/16/2020 143,044
USD 12,166,802 EUR 10,237,234 JPMC 12/16/2020 143,017
USD 6,454,110 GBP 4,893,058 CITI 12/16/2020 137,172
USD 6,454,093 GBP 4,893,051 JPMC 12/16/2020 137,164
USD 217,916 HUF 66,125,500 CITI 12/16/2020 4,893
USD 217,916 HUF 66,125,500 JPMC 12/16/2020 4,892
USD 368,024 JPY 38,750,000 CITI 12/16/2020 210
USD 368,024 JPY 38,750,000 JPMC 12/16/2020 210
USD 59,172 KRW 68,847,000 CITI
**
12/16/2020 120
USD 59,172 KRW 68,847,000 JPMC
**
12/16/2020 120
USD 173,347 MXN 3,741,500 CITI 12/16/2020 5,613
USD 173,347 MXN 3,741,500 JPMC 12/16/2020 5,613
USD 5,263,574 NOK 46,928,496 CITI 12/16/2020 231,313
USD 5,263,568 NOK 46,928,504 JPMC 12/16/2020 231,307
USD 1,009,919 NZD 1,500,000 CITI 12/16/2020 17,661
USD 1,009,918 NZD 1,500,000 JPMC 12/16/2020 17,660
USD 730,016 PLN 2,776,500 CITI 12/16/2020 11,562
USD 730,015 PLN 2,776,500 JPMC 12/16/2020 11,560
USD 1,917,726 SEK 16,792,500 CITI 12/16/2020 40,845
USD 1,917,723 SEK 16,792,500 JPMC 12/16/2020 40,842
ZAR 19,931,002 USD 1,164,800 CITI 12/17/2020 14,148
ZAR 19,931,000 USD 1,164,802 JPMC 12/17/2020 14,146
Total unrealized appreciation 1,880,452
AUD 10,336,000 USD 7,517,215 CITI 12/16/2020 (112,504)
AUD 10,336,000 USD 7,517,224 JPMC 12/16/2020 (112,514)
BRL 4,569,750 USD 835,277 CITI
**
12/16/2020 (23,317)
BRL 5,140,125 USD 936,781 JPMC
**
12/16/2020 (23,476)
CAD 3,220,000 USD 2,457,997 CITI 12/16/2020 (38,909)
CAD 3,220,000 USD 2,458,000 JPMC 12/16/2020 (38,912)
CHF 451,500 USD 499,750 CITI 12/16/2020 (8,394)
CHF 451,500 USD 499,751 JPMC 12/16/2020 (8,394)
CLP 77,720,318 USD 100,129 CITI
**
12/16/2020 (1,052)
CLP 77,720,310 USD 100,129 JPMC
**
12/16/2020 (1,052)
CZK 9,517,500 USD 431,711 CITI 12/16/2020 (18,977)
CZK 9,517,500 USD 431,711 JPMC 12/16/2020 (18,978)
DKK 289,500 USD 46,155 CITI 12/16/2020 (492)
DKK 289,500 USD 46,155 JPMC 12/16/2020 (492)
EUR 7,016,500 USD 8,325,993 CITI 12/16/2020 (85,009)
EUR 7,016,500 USD 8,326,003 JPMC 12/16/2020 (85,018)
GBP 3,700,000 USD 4,872,641 CITI 12/16/2020 (95,942)
GBP 3,700,000 USD 4,872,647 JPMC 12/16/2020 (95,947)
HUF 144,133,504 USD 483,083 CITI 12/16/2020 (18,756)
HUF 144,133,496 USD 483,084 JPMC 12/16/2020 (18,756)
INR 54,457,252 USD 737,015 CITI
**
12/16/2020 (2,692)
INR 54,457,250 USD 737,016 JPMC
**
12/16/2020 (2,693)
JPY 8,650,000 USD 82,141 CITI 12/16/2020 (36)
JPY 8,650,000 USD 82,142 JPMC 12/16/2020 (36)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 307,008,500 USD 264,290 CITI
**
12/16/2020 $ (960)
KRW 307,008,500 USD 264,290 JPMC
**
12/16/2020 (960)
MXN 49,173,000 USD 2,236,494 CITI 12/16/2020 (32,038)
MXN 49,173,000 USD 2,236,497 JPMC 12/16/2020 (32,041)
NOK 30,432,000 USD 3,419,902 CITI 12/16/2020 (156,602)
NOK 30,432,000 USD 3,419,906 JPMC 12/16/2020 (156,606)
NZD 4,550,000 USD 3,027,218 CITI 12/16/2020 (17,370)
NZD 4,550,000 USD 3,027,221 JPMC 12/16/2020 (17,373)
PLN 4,262,500 USD 1,144,228 CITI 12/16/2020 (41,252)
PLN 4,262,500 USD 1,144,230 JPMC 12/16/2020 (41,254)
RUB 10,691,000 USD 139,380 CITI
**
12/16/2020 (2,836)
RUB 10,691,000 USD 139,380 JPMC
**
12/16/2020 (2,837)
SEK 13,016,000 USD 1,480,621 CITI 12/16/2020 (25,834)
SEK 13,016,000 USD 1,480,622 JPMC 12/16/2020 (25,836)
USD 972,363 AUD 1,368,500 CITI 12/16/2020 (8,030)
USD 972,362 AUD 1,368,500 JPMC 12/16/2020 (8,031)
USD 48,478 BRL 273,500 CITI
**
12/16/2020 (117)
USD 48,478 BRL 273,500 JPMC
**
12/16/2020 (117)
USD 902,183 CAD 1,206,500 CITI 12/16/2020 (4,224)
USD 902,182 CAD 1,206,500 JPMC 12/16/2020 (4,224)
USD 1,624 CHF 1,500 CITI 12/16/2020 (9)
USD 1,624 CHF 1,500 JPMC 12/16/2020 (9)
USD 105,955 CNY 725,500 CITI
**
12/16/2020 (421)
USD 105,955 CNY 725,500 JPMC
**
12/16/2020 (421)
USD 3,841 DKK 24,500 CITI 12/16/2020 (24)
USD 3,841 DKK 24,500 JPMC 12/16/2020 (24)
USD 2,323,816 GBP 1,820,000 CITI 12/16/2020 (25,804)
USD 2,323,813 GBP 1,820,000 JPMC 12/16/2020 (25,807)
USD 454,471 HKD 3,523,500 CITI 12/16/2020 (38)
USD 454,471 HKD 3,523,500 JPMC 12/16/2020 (38)
USD 145,480 HUF 45,515,000 CITI 12/16/2020 (1,148)
USD 145,480 HUF 45,515,000 JPMC 12/16/2020 (1,148)
USD 3,872,159 JPY 410,188,000 CITI 12/16/2020 (21,336)
USD 3,872,155 JPY 410,188,000 JPMC 12/16/2020 (21,341)
USD 238,178 KRW 278,577,500 CITI
**
12/16/2020 (766)
USD 238,177 KRW 278,577,500 JPMC
**
12/16/2020 (767)
USD 249,496 MXN 5,628,000 CITI 12/16/2020 (2,810)
USD 249,496 MXN 5,628,000 JPMC 12/16/2020 (2,811)
USD 1,400,749 NOK 13,350,000 CITI 12/16/2020 (30,805)
USD 1,400,747 NOK 13,350,000 JPMC 12/16/2020 (30,808)
USD 425,486 NZD 650,000 CITI 12/16/2020 (4,492)
USD 425,486 NZD 650,000 JPMC 12/16/2020 (4,492)
USD 284,451 PLN 1,106,500 CITI 12/16/2020 (1,870)
USD 284,451 PLN 1,106,500 JPMC 12/16/2020 (1,870)
USD 274,268 SGD 375,000 CITI 12/16/2020 (476)
USD 274,268 SGD 375,000 JPMC 12/16/2020 (476)
USD 190,334 ZAR 3,265,000 CITI 12/17/2020 (2,795)
USD 190,334 ZAR 3,265,000 JPMC 12/17/2020 (2,795)
ZAR 6,104,000 USD 362,843 CITI 12/17/2020 (1,783)
ZAR 6,104,000 USD 362,844 JPMC 12/17/2020 (1,783)
Total unrealized depreciation (1,580,057)
Net unrealized appreciation $ 300,395
** Non-deliverable forward.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 124.6%
COMMON STOCKS - 31.3%
China - 0.2%
SINA Corp. *(a) 923 39,329
Trip.com Group Ltd., ADR * 1,067 33,226
72,555
—
United States - 31.1%
Clovis Oncology, Inc. *(a) 4,996 29,127
Illumina, Inc. *(a) 16 4,945
Intercept Pharmaceuticals, Inc. *(a) 9 373
MobileIron , Inc. *(a) 9,520 66,735
RH *(a) 4 1,530
Sirius XM Holdings, Inc. (a) 289 1,549
Tesla, Inc. *(a) 18,785 8,058,954
Wayfair, Inc., Class A *(a) 8,396 2,443,320
10,606,533
—
TOTAL COMMON STOCKS
(Cost $2,331,421) 10,679,088
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - 14.6%
United States - 14.6%
Cree, Inc.
1.75%, 5/1/2026 (2)(a)(b) $ 100,000 153,063
NuVasive , Inc.
1.00%, 6/1/2023 (2)(a)(b) 1,000,000 953,484
Palo Alto Networks, Inc.
0.38%, 6/1/2025 (2)(a)(b) 1,000,000 1,058,771
Splunk , Inc.
1.13%, 6/15/2027 (2)(a)(b) 1,000,000 1,075,936
Tesla, Inc.
2.00%, 5/15/2024 (2)(a) 250,000 1,728,120
TOTAL CONVERTIBLE BONDS
(Cost $3,931,076) 4,969,374
SHARES
SHORT-TERM INVESTMENTS - 78.7%
INVESTMENT COMPANIES - 51.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (c)(d) 7,936,447 7,936,447
Limited Purpose Cash Investment
Fund, 0.12% (c)(e) 9,709,003 9,707,062
UBS Select Treasury Preferred
Fund, Class I, 0.05% (c) 47,694 47,694
TOTAL INVESTMENT COMPANIES
(Cost $17,692,022) 17,691,203
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 27.0%
U.S. Treasury Bills
0.16%, 10/8/2020 (2)(f) $ 478,000 477,994
0.14%, 10/15/2020 (2)(f) 3,000,000 2,999,910
0.15%, 10/22/2020 (2)(a)(f) 3,713,000 3,712,820
0.13%, 1/21/2021 (2)(f) 685,000 684,782
0.12%, 2/25/2021 (2)(f)(g) 1,108,000 1,107,542
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 27.0% (continued)
0.11%, 3/4/2021 (2)(f) $ 230,000 229,902
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,212,572) 9,212,950
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,904,594) 26,904,153
TOTAL LONG POSITIONS
(Cost $33,167,091) 42,552,615
SHARES
SHORT POSITIONS - (39.4)%
COMMON STOCKS - (39.4)%
China - (0.1)%
Trip.com Group Ltd., ADR * (1,067) (33,226)
United States - (39.3)%
Clovis Oncology, Inc. * (4,996) (29,127)
Cree, Inc. * (1,754) (111,800)
Illumina, Inc. * (16) (4,945)
Intercept Pharmaceuticals, Inc. * (9) (373)
NuVasive , Inc. * (3,682) (178,835)
Palo Alto Networks, Inc. * (1,811) (443,242)
RH * (4) (1,530)
Sirius XM Holdings, Inc. (289) (1,549)
Splunk , Inc. * (2,272) (427,431)
Tesla, Inc. * (22,820) (9,790,009)
Wayfair, Inc., Class A * (8,396) (2,443,320)
(13,432,161)
—
TOTAL COMMON STOCKS
(Proceeds $(5,609,481)) (13,465,387)
TOTAL SHORT POSITIONS
(Proceeds $(5,609,481)) (13,465,387)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 85.2%
(Cost $27,557,610) 29,087,228
OTHER ASSETS IN EXCESS OF
LIABILITIES - 14.8% (h) 5,051,943
NET ASSETS - 100.0% 34,139,171
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 39,329 0.1%
Consumer Discretionary (2,935) 0.0( i )
Health Care 774,649 2.3
Information Technology 1,372,032 4.1
Short-Term Investments 26,904,153 78.7
Total Investments In Securities
At Value 29,087,228 85.2
Other Assets in Excess of
Liabilities (h) 5,051,943 14.8
Net Assets
$ 34,139,171 100.0%

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $16,909,068.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $3,241,254, which represents approximately 9.49% of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2020.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended September 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap and futures contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.
(i) Represents less than 0.05% of net assets.
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2020
Shares
Held At
9/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 28.4%
INVESTMENT COMPANIES - 28.4%
Limited Purpose
Cash Investment
Fund,
0.12% ^(a)
(Cost $9,707,881) $61,268,016 $306,393,889 $(357,979,306) $38,180 $(13,717) $9,707,062 9,709,003 $208,691 $–
^    No longer affiliated as of September 30, 2020.
(a) Represents 7-day effective yield as of September 30, 2020.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Credit default swap contracts outstanding - buy protection as of September 30, 2020:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 34.V1
5.00%
Quarterly 12/20/2025 3.45 % EUR 351,000 $ (32,174) $ 2,734 $ (29,440)
iTraxx Europe Index Series
34.V1
1.00
Quarterly 12/20/2025 0.59 EUR 3,166,000 (84,311) 4,154 (80,157)
Markit CDX North America
High Yield Index Series
35.V1
5.00
Quarterly 12/20/2025 4.09 USD 1,008,000 (43,037) (96) (43,133)
Markit CDX North America
Investment Grade Index
Series 35.V1
1.00
Quarterly 12/20/2025 0.59 USD 4,571,000 (103,617) 6,477 (97,140)
$ (263,139) $ 13,269 $ (249,870)
Credit default swap contracts outstanding - sell protection as of September 30, 2020 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
34.V9
5.00%
Quarterly 6/20/2025 3.83 USD 1,029,000 48,550 (1,039) 47,511
$ 48,550 $ (1,039) $ 47,511

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Forward effective interest rate sw ap contracts outstanding as of September 30, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month BA Quarterly 1.25% Semi-Annually 12/14/2022 CAD 7,200,000 $ 60,467 $ 17,453 $ 77,920
Pay 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 3,100,000 102,393 (19,752) 82,641
Pay 6 Month BBR
Semi-Annually 1.00% Semi-Annually 3/13/2031 AUD 500,000 6,871 (1,636) 5,235
Pay 6 Month EURIBOR
Semi-Annually 0.00% Annually 3/17/2031 EUR 100,000 1,660 734 2,394
Pay 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 12/16/2022 GBP 23,700,000 172,277 80,738 253,015
Pay 6 Month LIBOR
Semi-Annually 0.25% Semi-Annually 3/17/2023 GBP 900,000 3,584 (48) 3,536
Receive 3 Month BBR Quarterly 0.00% Quarterly 3/09/2023 AUD 2,600,000 4,540 (156) 4,384
Receive 6 Month EURIBOR
Semi-Annually 0.50% Annually 12/16/2022 EUR 18,300,000 31,321 (24,484) 6,837
383,113 52,849 435,962
Pay 3 Month BA Quarterly 1.00% Semi-Annually 3/17/2031 CAD 100,000 (867) 58 (809)
Pay 3 Month LIBOR
Quarterly 0.75% Semi-Annually 3/17/2031 USD 2,000,000 1,158 (2,600) (1,442)
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2030 EUR 3,600,000 (51,237) 36,263 (14,974)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 143,900,000 (6,821) 2,349 (4,472)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 3/19/2031 JPY 123,100,000 (6,684) 1,923 (4,761)
Receive 3 Month BA Quarterly 0.75% Semi-Annually 3/15/2023 CAD 300,000 (703) (183) (886)
Receive 3 Month BA Quarterly 1.50% Semi-Annually 12/16/2030 CAD 1,500,000 (45,310) (702) (46,012)
Receive 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 15,100,000 (151,453) (11,761) (163,214)
Receive 3 Month LIBOR
Quarterly 0.25% Semi-Annually 3/17/2023 USD 9,900,000 (6,423) (406) (6,829)
Receive 6 Month EURIBOR
Semi-Annually 0.25% Annually 3/17/2023 EUR 300,000 (1,221) (430) (1,651)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 711,900,000 (3,765) (4,404) (8,169)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 3/15/2023 JPY 616,900,000 (4,138) (3,051) (7,189)
Receive 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 12/16/2030 GBP 4,700,000 (202,342) (2,825) (205,167)
Receive 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 3/17/2031 GBP 200,000 (1,473) (403) (1,876)
(481,279) 13,828 (467,451)
$ (98,166) $ 66,677 $ (31,489)
(a) Floating rate indices at September 30, 2020 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.09%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.51%
3 Month London Interbank Offered Rate (''LIBOR''): 0.23%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.12%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.48)%

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Written Call Option Contracts (Premium Style) as of September 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
DAX Index JPMS 1 EUR (63,804) EUR 13,050.00 11/20/2020 $ (1,998)
DAX Index JPMS 1 EUR (63,804) EUR 13,150.00 11/20/2020 (1,725)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 3,300.00 11/20/2020 (1,463)
FTSE 100 Index JPMS 1 GBP (58,661) GBP 5,875.00 11/20/2020 (2,400)
FTSE 100 Index JPMS 1 GBP (58,661) GBP 5,900.00 10/16/2020 (1,110)
U.S. Treasury 30 Year Bond MSCL 1 USD (100,000) USD 177.00 10/23/2020 (1,031)
U.S. Treasury 30 Year Bond MSCL 1 USD (100,000) USD 179.00 10/23/2020 (406)
U.S. Treasury 30 Year Bond MSCL 1 USD (100,000) USD 180.00 11/20/2020 (1,109)
(11,242)
Written Put Option Contracts (Premium Style) as of September 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
DAX Index JPMS 1 EUR (63,804) EUR 11,550.00 11/20/2020 $ (926)
DAX Index JPMS 1 EUR (63,804) EUR 11,900.00 11/20/2020 (1,291)
DAX Index JPMS 1 EUR (63,804) EUR 12,350.00 10/16/2020 (694)
DAX Index JPMS 1 EUR (63,804) EUR 12,500.00 10/16/2020 (904)
EURO STOXX 50 Index JPMS 1 EUR (31,936) EUR 2,950.00 11/20/2020 (519)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 3,025.00 11/20/2020 (1,405)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 3,050.00 10/16/2020 (455)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 3,125.00 10/16/2020 (807)
EURO STOXX 50 Index JPMS 1 EUR (31,936) EUR 3,125.00 11/20/2020 (1,035)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 3,175.00 10/16/2020 (1,175)
EURO STOXX 50 Index JPMS 1 EUR (31,936) EUR 3,225.00 11/20/2020 (1,490)
FTSE 100 Index JPMS 1 GBP (58,661) GBP 5,475.00 10/16/2020 (258)
FTSE 100 Index JPMS 1 GBP (58,661) GBP 5,575.00 11/20/2020 (1,413)
Nikkei 225 Index JPMS 1 JPY (23,185,120) JPY 22,375.00 10/9/2020 (578)
Russell 2000 Index JPMS 1 USD (150,769) USD 1,440.00 10/16/2020 (1,584)
Russell 2000 Index JPMS 1 USD (150,769) USD 1,440.00 11/20/2020 (5,381)
S&P 500 Index JPMS 1 USD (336,300) USD 2,990.00 11/20/2020 (3,673)
S&P 500 Index JPMS 1 USD (336,300) USD 3,075.00 11/20/2020 (5,456)
S&P 500 Index JPMS 1 USD (336,300) USD 3,100.00 10/16/2020 (1,127)
S&P 500 Index JPMS 1 USD (336,300) USD 3,110.00 10/16/2020 (1,139)
S&P 500 Index JPMS 1 USD (336,300) USD 3,125.00 10/16/2020 (1,020)
S&P 500 Index JPMS 1 USD (336,300) USD 3,160.00 10/16/2020 (1,770)
S&P 500 Index JPMS 2 USD (672,600) USD 3,160.00 11/20/2020 (14,421)
S&P 500 Index JPMS 1 USD (336,300) USD 3,180.00 10/16/2020 (1,658)
U.S. Treasury 30 Year Bond MSCL 1 USD (100,000) USD 175.00 10/23/2020 (859)
(51,038)
Total Written Option Contracts (Premium Style) (Premiums Received ($102,652)) $ (62,280)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Written Call Option Contracts (Futures Style) as of September 30, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund December
Futures GSCO 1 EUR (100,000) EUR 172.50 10/23/2020 $ (728)
Euro-Bund December
Futures GSCO 1 EUR (100,000) EUR 173.50 10/23/2020 (302)
Euro-Bund December
Futures GSCO 2 EUR (200,000) EUR 174.50 10/23/2020 59
$ (971)
Written Put Option Contracts (Futures Style) as of September 30, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund December
Futures GSCO 1 EUR (100,000) EUR 172.50 10/23/2020 $ 1,349
Euro-Bund December
Futures GSCO 2 EUR (200,000) EUR 173.50 10/23/2020 487
Euro-Bund December
Futures GSCO 1 EUR (100,000) EUR 174.50 10/23/2020 314
Euro-Bund December
Futures GSCO 4 EUR (400,000) EUR 173.00 11/20/2020 834
$ 2,984
Total Written Option Contracts (Futures Style) $ 2,013
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 10/30/2020 TRY 555,560 $ 1,654
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 11/13/2020 USD 164,475 875
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/29/2020 HKD 469,000 113
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 10/14/2020 BRL (472,935) 5,886
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 10/29/2020 USD (180,064) 250
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/23/2020 USD 460,575 50,082

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/23/2020 USD 921,150 $ 38,636
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/20/2020 USD 102,840 11,538
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 11/20/2020 USD 137,120 16,739
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 274,240 22,016
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 19,878 2,385
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/20/2020 USD 139,146 1,522
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 57,800 3,268
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/20/2020 USD 231,200 10,020
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.40%) Monthly JPMC 12/16/2020 USD (110,191) 8,060
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(-0.45%) Monthly CITI 12/16/2020 SGD (117,717) 1,439
174,483
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/10/2020 KRW 309,950,000 (2,966)
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 12/10/2020 KRW 542,412,500 (7,662)
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 10/29/2020 USD (67,524) (686)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/23/2020 USD (307,050) (43,978)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (171,400) $ (22,364)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 11/20/2020 USD (137,120) (19,455)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/20/2020 USD (102,840) (15,774)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (19,878) (2,831)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 12/18/2020 CHF 407,360 (11,894)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 10/21/2020 TWD 4,989,200 (4,316)
Tel Aviv Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2020 ILS (130,816) (1,074)
WIG20 Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 12/18/2020 PLN 171,200 (897)
MSCI Emerging
Markets Korea
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2020 USD 109,493 (504)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2020 EUR 44,170 (1,419)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-0.20%) Monthly CITI 12/16/2020 MXN (1,502,023) (2,654)
(138,474)
$ 36,009

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Index 7 10/2020 HKD $ 1,058,122 $ 4,611
LME Aluminum Base Metal 1 10/2020 USD 43,411 1,972
LME Aluminum Base Metal 1 10/2020 USD 43,315 1,940
LME Copper Base Metal 1 10/2020 USD 166,861 4,546
LME Copper Base Metal 1 10/2020 USD 166,773 13,859
LME Copper Base Metal 2 10/2020 USD 333,704 9,305
MSCI Taiwan Index 7 10/2020 USD 345,100 5,207
OMXS30 Index 19 10/2020 SEK 388,503 2,497
SGX FTSE China A50 Index 31 10/2020 USD 468,720 358
LME Copper Base Metal 1 11/2020 USD 166,806 2,085
LME Copper Base Metal 2 11/2020 USD 333,810 16,137
Soybean 8 11/2020 USD 409,400 44,411
100 oz Gold 2 12/2020 USD 379,100 (15,094)
3 Month Canadian Bankers Acceptance 4 12/2020 CAD 747,137 169
3 Month Euro Euribor 1 12/2020 EUR 294,593 33
ASX 90 Day Bank Accepted Bill 2 12/2020 AUD 1,432,253 141
Australia 10 Year Bond 27 12/2020 AUD 2,889,070 21,691
Australia 3 Year Bond 115 12/2020 AUD 9,662,379 22,015
Canada 10 Year Bond 7 12/2020 CAD 798,070 (563)
Cocoa 4 12/2020 GBP 92,699 (1,447)
Cocoa 6 12/2020 USD 152,760 (2,047)
Coffee 'C' 4 12/2020 USD 166,425 (23,667)
Copper 4 12/2020 USD 303,250 2,660
Corn 21 12/2020 USD 397,950 18,294
Cotton No. 2 2 12/2020 USD 65,790 1,274
DAX Index 3 12/2020 EUR 1,123,705 (37,733)
DJIA CBOT E-Mini Index 1 12/2020 USD 138,320 3,181
Euro- Bobl 7 12/2020 EUR 1,109,360 (266)
Euro-BTP 2 12/2020 EUR 346,060 7,405
Euro- Buxl 2 12/2020 EUR 522,162 1,522
Euro-OAT 6 12/2020 EUR 1,185,699 7,778
FTSE 100 Index 7 12/2020 GBP 527,631 (2,863)
FTSE/JSE Top 40 Index 12 12/2020 ZAR 360,946 (2,567)
FTSE/MIB Index 17 12/2020 EUR 1,890,019 (85,732)
KC HRW Wheat 7 12/2020 USD 178,413 10,117
KOSPI 200 Index 5 12/2020 KRW 331,285 349
LME Aluminum Base Metal 1 12/2020 USD 44,038 (526)
LME Aluminum Base Metal 1 12/2020 USD 44,100 (711)
LME Aluminum Base Metal 1 12/2020 USD 44,106 266
LME Aluminum Base Metal 2 12/2020 USD 88,213 (1,487)
LME Copper Base Metal 1 12/2020 USD 166,793 2,290
LME Copper Base Metal 1 12/2020 USD 166,865 (1,812)
LME Copper Base Metal 1 12/2020 USD 166,820 (311)
LME Copper Base Metal 6 12/2020 USD 1,001,213 10,121
LME Nickel Base Metal 1 12/2020 USD 87,078 249
LME Zinc Base Metal 1 12/2020 USD 60,051 (1,907)
LME Zinc Base Metal 1 12/2020 USD 60,056 (1,897)
Long Gilt 24 12/2020 GBP 4,215,109 3,062
MSCI EAFE E-Mini Index 1 12/2020 USD 92,660 (2,412)
MSCI Emerging Markets E-Mini Index 15 12/2020 USD 816,375 (715)
NASDAQ 100 E-Mini Index 1 12/2020 USD 228,145 12,445
Nikkei 225 Index 2 12/2020 JPY 439,767 874
Russell 2000 E-Mini Index 40 12/2020 USD 3,008,800 (12,491)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
S&P/TSX 60 Index 10 12/2020 CAD $ 1,444,182 $ (1,770)
Silver 1 12/2020 USD 117,470 3,268
Soybean Meal 3 12/2020 USD 102,840 7,247
Soybean Oil 1 12/2020 USD 19,878 184
TOPIX Index 16 12/2020 JPY 2,466,031 38,970
U.S. Treasury 10 Year Note 81 12/2020 USD 11,302,030 19,131
U.S. Treasury 2 Year Note 25 12/2020 USD 5,524,023 1,135
U.S. Treasury 5 Year Note 26 12/2020 USD 3,276,813 1,697
U.S. Treasury Long Bond 3 12/2020 USD 528,844 (3,484)
U.S. Treasury Ultra Bond 1 12/2020 USD 221,813 391
Wheat 3 12/2020 USD 86,700 3,407
Sugar No. 11 7 2/2021 USD 105,918 1,772
3 Month Canadian Bankers Acceptance 19 3/2021 CAD 3,549,256 293
3 Month Euro Euribor 7 3/2021 EUR 2,062,354 506
3 Month Sterling 1 3/2021 GBP 161,229 40
ASX 90 Day Bank Accepted Bill 14 3/2021 AUD 10,025,770 1,102
3 Month Canadian Bankers Acceptance 18 6/2021 CAD 3,362,285 579
3 Month Euro Euribor 17 6/2021 EUR 5,009,073 671
3 Month Sterling 2 6/2021 GBP 322,604 161
ASX 90 Day Bank Accepted Bill 12 6/2021 AUD 8,593,517 1,011
3 Month Canadian Bankers Acceptance 14 9/2021 CAD 2,614,716 228
3 Month Euro Euribor 16 9/2021 EUR 4,714,890 767
3 Month Sterling 2 9/2021 GBP 322,684 139
ASX 90 Day Bank Accepted Bill 8 9/2021 AUD 5,728,729 415
3 Month Euro Euribor 6 12/2021 EUR 1,768,172 408
3 Month Eurodollar 6 12/2021 USD 1,496,850 (82)
3 Month Sterling 16 12/2021 GBP 2,581,474 731
3 Month Euro Euribor 12 3/2022 EUR 3,535,992 486
3 Month Eurodollar 6 3/2022 USD 1,496,700 (575)
3 Month Sterling 16 3/2022 GBP 2,581,087 175
3 Month Euro Euribor 12 6/2022 EUR 3,535,816 504
3 Month Eurodollar 6 6/2022 USD 1,496,550 (562)
3 Month Sterling 10 6/2022 GBP 1,613,099 234
3 Month Euro Euribor 7 9/2022 EUR 2,062,457 217
3 Month Eurodollar 7 9/2022 USD 1,745,800 (142)
3 Month Sterling 6 9/2022 GBP 967,811 206
116,076
Short Contracts
Amsterdam Exchange Index (6) 10/2020 EUR (770,412) 9,950
Brent Crude Oil (14) 10/2020 USD (592,200) (5,233)
CAC 40 10 Euro Index (49) 10/2020 EUR (2,758,177) 128,568
HSCEI (13) 10/2020 HKD (786,705) (84)
IBEX 35 Index (12) 10/2020 EUR (946,927) 39,678
LME Aluminum Base Metal (1) 10/2020 USD (43,411) (2,013)
LME Aluminum Base Metal (1) 10/2020 USD (43,315) (2,261)
LME Copper Base Metal (1) 10/2020 USD (166,773) (14,363)
LME Copper Base Metal (1) 10/2020 USD (166,861) (5,175)
LME Copper Base Metal (2) 10/2020 USD (333,704) (9,580)
MSCI Singapore Index (1) 10/2020 SGD (20,710) 186
Natural Gas (13) 10/2020 USD (328,510) 28,045
NY Harbor ULSD (3) 10/2020 USD (145,177) (5,029)
RBOB Gasoline (2) 10/2020 USD (99,254) (3,892)
SGX NIFTY 50 Index (12) 10/2020 USD (270,096) (1,001)
WTI Crude Oil (7) 10/2020 USD (281,540) (12,962)
LME Copper Base Metal (1) 11/2020 USD (166,806) (2,309)
LME Copper Base Metal (2) 11/2020 USD (333,810) (17,814)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Low Sulphur Gasoil (5) 11/2020 USD $ (166,875) $ (1,596)
3 Month Eurodollar (4) 12/2020 USD (997,550) (485)
EURO STOXX 50 Index (45) 12/2020 EUR (1,685,162) 15,582
Euro-Bund (33) 12/2020 EUR (6,752,327) (58,395)
Euro-Schatz (28) 12/2020 EUR (3,686,324) (2,627)
Japan 10 Year Bond (2) 12/2020 JPY (2,884,559) (4,023)
LME Aluminum Base Metal (1) 12/2020 USD (44,100) 935
LME Aluminum Base Metal (1) 12/2020 USD (44,038) 547
LME Aluminum Base Metal (1) 12/2020 USD (44,106) (307)
LME Aluminum Base Metal (1) 12/2020 USD (44,106) (284)
LME Copper Base Metal (1) 12/2020 USD (166,865) 1,874
LME Copper Base Metal (1) 12/2020 USD (166,820) 827
LME Copper Base Metal (1) 12/2020 USD (166,793) (2,072)
LME Copper Base Metal (2) 12/2020 USD (333,738) (609)
LME Nickel Base Metal (1) 12/2020 USD (87,090) (294)
LME Nickel Base Metal (1) 12/2020 USD (87,078) (354)
LME Zinc Base Metal (1) 12/2020 USD (60,051) 1,896
S&P 500 E-Mini Index (15) 12/2020 USD (2,514,000) (25,248)
SPI 200 Index (25) 12/2020 AUD (2,597,302) 43,075
Platinum (1) 1/2021 USD (45,460) (2,863)
3 Month Eurodollar (17) 3/2021 USD (4,241,713) (510)
3 Month Eurodollar (16) 6/2021 USD (3,992,400) (188)
3 Month Eurodollar (9) 9/2021 USD (2,245,725) (141)
89,451
$ 205,527
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 15,000 USD 10,693 CITI 12/16/2020 $ 53
AUD 15,000 USD 10,693 JPMC 12/16/2020 53
BRL 31,000 USD 5,473 CITI
**
12/16/2020 35
BRL 31,000 USD 5,473 JPMC
**
12/16/2020 35
CLP 46,266,064 USD 58,769 CITI
**
12/16/2020 212
CLP 46,266,058 USD 58,769 JPMC
**
12/16/2020 211
CNY 1,963,123 USD 283,676 CITI
**
12/16/2020 4,165
CNY 1,963,127 USD 283,677 JPMC
**
12/16/2020 4,165
EUR 86,000 USD 100,781 CITI 12/16/2020 228
EUR 86,000 USD 100,781 JPMC 12/16/2020 228
GBP 685,000 USD 880,033 CITI 12/16/2020 4,303
GBP 685,000 USD 880,034 JPMC 12/16/2020 4,301
HUF 4,709,000 USD 15,037 CITI 12/16/2020 133
HUF 4,709,000 USD 15,037 JPMC 12/16/2020 133
IDR 61,384,000 USD 4,093 CITI
**
12/16/2020 1
IDR 61,384,000 USD 4,091 JPMC
**
12/16/2020 2
ILS 2,500 USD 726 CITI 12/16/2020 4
ILS 2,500 USD 726 JPMC 12/16/2020 4
INR 39,734,496 USD 530,716 CITI
**
12/16/2020 5,080
INR 39,734,504 USD 530,716 JPMC
**
12/16/2020 5,081
JPY 225,778,500 USD 2,134,582 CITI 12/16/2020 8,502
JPY 225,778,498 USD 2,134,585 JPMC 12/16/2020 8,498

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 1,151,798,320 USD 972,567 CITI
**
12/16/2020 $ 15,363
KRW 1,151,798,328 USD 972,569 JPMC
**
12/16/2020 15,362
MXN 1,500,000 USD 66,661 CITI 12/16/2020 584
MXN 1,500,000 USD 66,661 JPMC 12/16/2020 584
PHP 4,444,996 USD 91,112 CITI
**
12/16/2020 349
PHP 4,445,004 USD 91,112 JPMC
**
12/16/2020 349
SEK 114,000 USD 12,619 CITI 12/16/2020 123
SEK 114,000 USD 12,619 JPMC 12/16/2020 123
SGD 1,181,500 USD 864,297 CITI 12/16/2020 1,327
SGD 1,181,500 USD 864,298 JPMC 12/16/2020 1,326
THB 16,000 USD 505 CITI 12/16/2020 –
THB 16,000 USD 505 JPMC 12/16/2020 –
TWD 21,716,004 USD 748,440 CITI
**
12/16/2020 10,175
TWD 21,715,996 USD 748,442 JPMC
**
12/16/2020 10,174
USD 413,757 AUD 568,512 CITI 12/16/2020 6,475
USD 413,739 AUD 568,488 JPMC 12/16/2020 6,475
USD 1,580,385 BRL 8,725,998 CITI
**
12/16/2020 29,936
USD 1,580,384 BRL 8,726,002 JPMC
**
12/16/2020 29,934
USD 2,832,184 CAD 3,723,993 CITI 12/16/2020 34,461
USD 2,832,191 CAD 3,724,007 JPMC 12/16/2020 34,457
USD 795,151 CHF 722,000 CITI 12/16/2020 9,416
USD 795,150 CHF 722,000 JPMC 12/16/2020 9,415
USD 413,001 CLP 320,640,850 CITI
**
12/16/2020 4,251
USD 413,000 CLP 320,640,850 JPMC
**
12/16/2020 4,250
USD 14,523 COP 54,833,500 CITI
**
12/16/2020 254
USD 14,523 COP 54,833,500 JPMC
**
12/16/2020 254
USD 115,309 CZK 2,600,000 CITI 12/16/2020 2,559
USD 115,309 CZK 2,600,000 JPMC 12/16/2020 2,559
USD 2,218,552 EUR 1,862,500 CITI 12/16/2020 31,018
USD 2,218,549 EUR 1,862,500 JPMC 12/16/2020 31,015
USD 1,025,408 GBP 785,996 CITI 12/16/2020 10,687
USD 1,025,417 GBP 786,004 JPMC 12/16/2020 10,686
USD 634,013 HUF 190,525,990 CITI 12/16/2020 20,231
USD 634,012 HUF 190,525,994 JPMC 12/16/2020 20,230
USD 46,104 IDR 685,263,996 CITI
**
12/16/2020 404
USD 46,104 IDR 685,264,004 JPMC
**
12/16/2020 404
USD 482,271 ILS 1,635,501 CITI 12/16/2020 4,288
USD 482,270 ILS 1,635,500 JPMC 12/16/2020 4,288
USD 17,749 INR 1,312,376 CITI
**
12/16/2020 53
USD 17,750 INR 1,312,377 JPMC
**
12/16/2020 54
USD 539 KRW 627,000 CITI
**
12/16/2020 1
USD 539 KRW 627,000 JPMC
**
12/16/2020 1
USD 213,603 MXN 4,709,996 CITI 12/16/2020 2,451
USD 213,603 MXN 4,709,996 JPMC 12/16/2020 2,451
USD 1,134,149 NOK 10,166,496 CITI 12/16/2020 43,969
USD 1,134,149 NOK 10,166,505 JPMC 12/16/2020 43,968
USD 924,465 NZD 1,382,254 CITI 12/16/2020 10,096
USD 924,461 NZD 1,382,250 JPMC 12/16/2020 10,095
USD 614,977 PLN 2,325,500 CITI 12/16/2020 13,224
USD 614,976 PLN 2,325,500 JPMC 12/16/2020 13,223
USD 720,943 SEK 6,250,999 CITI 12/16/2020 22,274
USD 720,942 SEK 6,250,999 JPMC 12/16/2020 22,274
USD 187,603 SGD 255,500 CITI 12/16/2020 412
USD 187,603 SGD 255,500 JPMC 12/16/2020 411
USD 6,305 THB 198,000 CITI 12/16/2020 57
USD 6,305 THB 198,000 JPMC 12/16/2020 57
USD – TWD 8 JPMC
**
12/16/2020 –
USD 138,885 ZAR 2,344,500 CITI 12/17/2020 204

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 138,885 ZAR 2,344,500 JPMC 12/17/2020 $ 204
ZAR 3,279,999 USD 192,814 CITI 12/17/2020 1,203
ZAR 3,280,001 USD 192,814 JPMC 12/17/2020 1,203
Total unrealized appreciation 597,098
AUD 3,184,997 USD 2,315,289 CITI 12/16/2020 (33,556)
AUD 3,185,003 USD 2,315,296 JPMC 12/16/2020 (33,562)
BRL 2,077,500 USD 379,990 CITI
**
12/16/2020 (10,856)
BRL 2,077,500 USD 379,991 JPMC
**
12/16/2020 (10,857)
CAD 1,014,500 USD 774,343 CITI 12/16/2020 (12,181)
CAD 1,014,500 USD 774,344 JPMC 12/16/2020 (12,181)
CHF 586,000 USD 647,247 CITI 12/16/2020 (9,518)
CHF 586,000 USD 647,248 JPMC 12/16/2020 (9,518)
CLP 94,376,940 USD 122,673 CITI
**
12/16/2020 (2,361)
CLP 94,376,938 USD 122,673 JPMC
**
12/16/2020 (2,361)
CNY 998,000 USD 146,776 CITI
**
12/16/2020 (445)
CNY 998,000 USD 146,776 JPMC
**
12/16/2020 (445)
COP 140,826,500 USD 37,828 CITI
**
12/16/2020 (1,176)
COP 140,826,500 USD 37,828 JPMC
**
12/16/2020 (1,176)
CZK 600,000 USD 27,216 CITI 12/16/2020 (1,196)
CZK 600,000 USD 27,216 JPMC 12/16/2020 (1,196)
EUR 4,904,996 USD 5,824,653 CITI 12/16/2020 (63,661)
EUR 4,904,999 USD 5,824,663 JPMC 12/16/2020 (63,667)
GBP 2,289,507 USD 3,027,354 CITI 12/16/2020 (71,600)
GBP 2,289,495 USD 3,027,342 JPMC 12/16/2020 (71,600)
HUF 23,291,000 USD 76,890 CITI 12/16/2020 (1,858)
HUF 23,291,000 USD 76,890 JPMC 12/16/2020 (1,858)
IDR 803,281,216 USD 54,112 CITI
**
12/16/2020 (543)
IDR 803,281,212 USD 54,113 JPMC
**
12/16/2020 (544)
ILS 188,500 USD 55,515 CITI 12/16/2020 (425)
ILS 188,500 USD 55,515 JPMC 12/16/2020 (425)
INR 16,618,000 USD 224,869 CITI
**
12/16/2020 (787)
INR 16,618,000 USD 224,870 JPMC
**
12/16/2020 (787)
JPY 154,204,500 USD 1,468,720 CITI 12/16/2020 (5,015)
JPY 154,204,500 USD 1,468,722 JPMC 12/16/2020 (5,016)
KRW 621,586,000 USD 534,586 CITI
**
12/16/2020 (1,433)
KRW 621,586,000 USD 534,586 JPMC
**
12/16/2020 (1,433)
MXN 29,407,000 USD 1,342,140 CITI 12/16/2020 (23,806)
MXN 29,407,000 USD 1,342,142 JPMC 12/16/2020 (23,809)
NOK 1,999,500 USD 225,627 CITI 12/16/2020 (11,216)
NOK 1,999,500 USD 225,627 JPMC 12/16/2020 (11,216)
NZD 3,634,004 USD 2,436,452 CITI 12/16/2020 (32,538)
NZD 3,633,996 USD 2,436,449 JPMC 12/16/2020 (32,545)
PHP 64,000 USD 1,317 CITI
**
12/16/2020 –
PHP 64,000 USD 1,317 JPMC
**
12/16/2020 –
PLN 1,059,000 USD 283,985 CITI 12/16/2020 (9,958)
PLN 1,059,000 USD 283,986 JPMC 12/16/2020 (9,958)
SEK 8,083,000 USD 923,318 CITI 12/16/2020 (19,888)
SEK 8,083,000 USD 923,319 JPMC 12/16/2020 (19,890)
SGD 4,500 USD 3,308 CITI 12/16/2020 (11)
SGD 4,500 USD 3,308 JPMC 12/16/2020 (11)
THB 1,888,500 USD 59,934 CITI 12/16/2020 (342)
THB 1,888,500 USD 59,934 JPMC 12/16/2020 (342)
TWD 1,234,000 USD 43,360 CITI
**
12/16/2020 (252)
TWD 1,234,000 USD 43,360 JPMC
**
12/16/2020 (252)
USD 599,014 AUD 848,000 CITI 12/16/2020 (8,493)
USD 599,013 AUD 848,000 JPMC 12/16/2020 (8,494)
USD 87,212 BRL 491,500 CITI
**
12/16/2020 (118)
USD 87,212 BRL 491,500 JPMC
**
12/16/2020 (118)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 210,515 CAD 281,500 CITI 12/16/2020 $ (967)
USD 210,515 CAD 281,500 JPMC 12/16/2020 (967)
USD 139,652 CHF 129,000 CITI 12/16/2020 (736)
USD 139,652 CHF 129,000 JPMC 12/16/2020 (736)
USD 247,684 CLP 194,801,610 CITI
**
12/16/2020 (648)
USD 247,683 CLP 194,801,610 JPMC
**
12/16/2020 (648)
USD 44,735 CNY 307,125 CITI
**
12/16/2020 (297)
USD 44,735 CNY 307,125 JPMC
**
12/16/2020 (297)
USD 70,395 COP 272,735,712 CITI
**
12/16/2020 (586)
USD 70,395 COP 272,735,712 JPMC
**
12/16/2020 (586)
USD 99,528 CZK 2,300,000 CITI 12/16/2020 (214)
USD 99,528 CZK 2,300,000 JPMC 12/16/2020 (214)
USD 160,167 EUR 137,000 CITI 12/16/2020 (742)
USD 160,167 EUR 137,000 JPMC 12/16/2020 (742)
USD 2,914,919 GBP 2,273,506 CITI 12/16/2020 (20,177)
USD 2,914,900 GBP 2,273,494 JPMC 12/16/2020 (20,181)
USD 10,816 HUF 3,377,500 CITI 12/16/2020 (65)
USD 10,816 HUF 3,377,500 JPMC 12/16/2020 (65)
USD 90,634 IDR 1,367,078,504 CITI
**
12/16/2020 (533)
USD 90,631 IDR 1,367,078,496 JPMC
**
12/16/2020 (536)
USD 62,086 ILS 214,000 CITI 12/16/2020 (457)
USD 62,086 ILS 214,000 JPMC 12/16/2020 (457)
USD 146,666 INR 10,936,620 CITI
**
12/16/2020 (808)
USD 146,664 INR 10,936,627 JPMC
**
12/16/2020 (810)
USD 1,805,412 JPY 191,365,160 CITI 12/16/2020 (11,021)
USD 1,805,410 JPY 191,365,164 JPMC 12/16/2020 (11,024)
USD 658,898 KRW 781,066,488 CITI
**
12/16/2020 (11,045)
USD 658,898 KRW 781,066,513 JPMC
**
12/16/2020 (11,046)
USD 254,796 MXN 5,760,500 CITI 12/16/2020 (3,451)
USD 254,795 MXN 5,760,500 JPMC 12/16/2020 (3,451)
USD 534,068 NOK 5,073,500 CITI 12/16/2020 (9,974)
USD 534,068 NOK 5,073,500 JPMC 12/16/2020 (9,975)
USD 1,273,974 NZD 1,945,250 CITI 12/16/2020 (12,818)
USD 1,273,971 NZD 1,945,248 JPMC 12/16/2020 (12,819)
USD 29,274 PHP 1,426,000 CITI
**
12/16/2020 (68)
USD 29,272 PHP 1,426,000 JPMC
**
12/16/2020 (70)
USD 259,234 PLN 1,010,500 CITI 12/16/2020 (2,245)
USD 259,234 PLN 1,010,500 JPMC 12/16/2020 (2,245)
USD 301,053 SEK 2,734,000 CITI 12/16/2020 (4,523)
USD 301,053 SEK 2,734,000 JPMC 12/16/2020 (4,524)
USD 50,302 SGD 69,000 CITI 12/16/2020 (251)
USD 50,302 SGD 69,000 JPMC 12/16/2020 (251)
USD 1,873 THB 59,500 CITI 12/16/2020 (4)
USD 1,873 THB 59,500 JPMC 12/16/2020 (4)
USD 204,051 TWD 5,919,992 CITI
**
12/16/2020 (2,755)
USD 204,060 TWD 5,920,000 JPMC
**
12/16/2020 (2,746)
USD 683,181 ZAR 11,732,996 CITI 12/17/2020 (10,842)
USD 683,181 ZAR 11,733,001 JPMC 12/17/2020 (10,843)
ZAR 6,505,000 USD 388,941 CITI 12/17/2020 (4,161)
ZAR 6,505,000 USD 388,942 JPMC 12/17/2020 (4,162)
Total unrealized depreciation (845,281)
Net unrealized depreciation $ (248,183)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Total Return Basket Swaps Outstanding at September 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total return
on a portfolio of long and short
equity positions and pays or receives
the TIIE plus or minus a specified
spread (-0.07% to 0.05%), which is
denominated in MXN based on the local
currencies of the positions within the
swap.
53-60 months
maturity
ranging from
01/13/2025
- 08/25/2025 $208,491 $(1,093) $593 $(500)
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
WIBOR plus or minus a specified
spread (-0.04% to 0.07%), which is
denominated in PLN based on the local
currencies of the positions within the
swap.
53-58 months
maturity
ranging from
01/13/2025
- 06/24/2025 $157,439 $2,472 $(9) $2,463
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
CDOR plus or minus a specified
spread (-4.25% to 0.35%), which is
denominated in CAD based on the local
currencies of the positions within the
swap.
53-62 months
maturity
ranging from
01/21/2025
- 09/22/2025 $215,784 $(26,357) $(10,697) $(37,054)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(0.25%), which is denominated in GBP
based on the local currencies of the
positions within the swap.
56-60 months
maturity
ranging from
04/23/2025
- 08/08/2025 $23,906 $(10) $(2) $(12)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EUR/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.10% to
0.02%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $2,738,138 $(13,398) $2,045 $(11,353)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 4,596 15,834 (3,284) 28.9
Atos SE 269 21,616 (644) 5.7
BNP Paribas SA 1,171 42,360 (5,662) 49.9
Carrefour SA 2,483 39,676 (465) 4.1
Casino Guichard Perrachon SA 772 18,738 (1,084) 9.5
Cie de Saint-Gobain 3,440 144,092 (3,166) 27.9
CNP Assurances 5,514 69,152 (3,814) 33.6
Credit Agricole SA 3,041 26,532 (2,676) 23.6
Electricite de France SA 14,767 155,991 3,937 (34.7)
Engie SA 6,103 81,558 (3,020) 26.6
Eutelsat Communications SA 3,521 34,293 (3,107) 27.4
Ipsen SA 355 37,110 (1,790) 15.8
Orange SA 8,417 87,668 (7,307) 64.4
Peugeot SA 4,943 89,639 (4,295) 37.8
Publicis Groupe SA 2,415 77,835 (2,909) 25.6
Rexel SA 11,038 138,395 (9,588) 84.5
Rubis SCA 737 29,507 (2,541) 22.4
Sanofi 299 29,963 (844) 7.4
Sodexo SA 357 25,448 (2,019) 17.8
Luxembourg
Eurofins Scientific SE 128 101,397 2,122 (18.7)
SES SA 5,527 39,128 (1,252) 11.0
Short Positions
Common Stocks
France
Aeroports de Paris (859) (85,217) 4,133 (36.4)
Airbus SE (931) (67,521) 9,203 (81.1)
Alstom SA (531) (26,525) 1,616 (14.2)
BioMerieux (285) (44,611) (3,120) 27.5
Cie Plastic Omnium SA (582) (15,379) (585) 5.2
Danone SA (497) (32,193) 1,435 (12.6)
Dassault Systemes SE (613) (114,375) (656) 5.8
EssilorLuxottica SA (191) (26,002) (933) 8.2
Getlink SE (2,107) (28,542) 1,376 (12.1)
Hermes International (42) (36,173) 686 (6.0)
Kering SA (36) (23,880) 883 (7.8)
Legrand SA (283) (22,541) 387 (3.4)
L'Oreal SA (183) (59,554) 535 (4.7)
LVMH Moet Hennessy Louis Vuitton SE (179) (83,754) 2,078 (18.3)
Natixis SA (9,935) (22,327) 3,050 (26.9)
Orpea (205) (23,291) 626 (5.5)
Pernod Ricard SA (447) (71,268) 1,713 (15.1)
Remy Cointreau SA (182) (33,221) (1,075) 9.5
Renault SA (1,930) (50,066) 3,358 (29.6)
Safran SA (463) (45,553) 6,590 (58.0)
Sartorius Stedim Biotech (62) (21,400) (292) 2.6
Schneider Electric SE (134) (16,656) (177) 1.6
SEB SA (159) (25,865) 188 (1.7)
Suez SA (1,898) (35,069) (1,628) 14.3
Teleperformance (147) (45,320) (585) 5.2
TOTAL SE (2,196) (75,416) 4,002 (35.2)
Valeo SA (1,032) (31,691) 2,011 (17.7)
Vinci SA (737) (61,581) 4,443 (39.1)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland
STMicroelectronics NV (805) (24,689) (242) 2.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the GBP/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.25% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $8,432,863 $29,031 $103,684 $132,715
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 17,588 78,317 1,211 0.9
Switzerland
Coca-Cola HBC AG 6,435 158,898 (12,541) (9.4)
United Kingdom
Avast plc 15,974 108,449 987 0.7
Aviva plc 58,590 216,768 (9,712) (7.3)
BAE Systems plc 15,543 96,530 (9,227) (7.0)
boohoo Group plc 34,537 166,734 25,331 19.1
British American Tobacco plc 2,521 90,432 2,529 1.9
BT Group plc 137,011 173,541 (21,111) (15.9)
Close Brothers Group plc 12,832 168,786 (8,498) (6.4)
ConvaTec Group plc 28,305 65,206 (2,699) (2.0)
Direct Line Insurance Group plc 24,965 87,071 (12,316) (9.3)
Dixons Carphone plc 334,672 403,043 (5,059) (3.8)
Drax Group plc 48,909 167,911 (6,190) (4.7)
G4S plc 41,697 107,546 4,838 3.6
Imperial Brands plc 4,147 73,251 (1,017) (0.8)
JD Sports Fashion plc 6,334 66,118 88 0.1
M&G plc 77,308 158,901 3,495 2.6
Marks & Spencer Group plc 57,662 72,358 (10,440) (7.9)
Mondi plc 4,927 104,180 3,791 2.9
Royal Mail plc 40,619 124,552 (1,574) (1.2)
RSA Insurance Group plc 15,093 88,126 (9,477) (7.1)
Tate & Lyle plc 11,152 95,708 (3,897) (2.9)
Vodafone Group plc 63,917 84,718 (3,790) (2.9)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Admiral Group plc (2,358) (79,524) 5,559 4.2
Ashtead Group plc (2,690) (96,871) 5,483 4.1
Auto Trader Group plc (10,709) (77,752) 1,206 0.9
Burberry Group plc (7,285) (146,022) 5,022 3.8
Croda International plc (2,034) (164,074) 118 0.1
Daily Mail & General Trust plc (16,256) (136,283) 4,900 3.7
Diageo plc (4,019) (138,047) (2,712) (2.0)
DS Smith plc (20,766) (78,892) (1,370) (1.0)
Experian plc (2,202) (82,739) 4,855 3.7
Hargreaves Lansdown plc (7,831) (157,525) 7,066 5.3
Hiscox Ltd. (7,567) (87,315) 1,877 1.4
HSBC Holdings plc (16,634) (65,077) 1,620 1.2
InterContinental Hotels Group plc (1,975) (103,669) 6,708 5.1
Intertek Group plc (1,489) (121,497) 399 0.3
Johnson Matthey plc (2,552) (77,550) 8,100 6.1
National Grid plc (15,637) (179,609) (9,819) (7.4)
Ocado Group plc (2,986) (105,613) (1,108) (0.8)
Pearson plc (10,357) (73,469) (5,927) (4.5)
Prudential plc (11,382) (163,313) 10,129 7.6
Reckitt Benckiser Group plc (1,509) (147,136) (2,656) (2.0)
Rightmove plc (9,544) (77,157) 447 0.3
Rolls-Royce Holdings plc (55,849) (92,729) 33,302 25.1
Schroders plc (1,840) (63,903) 2,067 1.6
Smiths Group plc (4,450) (78,719) 5,211 3.9
Spirax-Sarco Engineering plc (710) (101,105) (4,084) (3.1)
St James's Place plc (8,381) (100,827) 4,573 3.4
Taylor Wimpey plc (50,931) (71,216) (910) (0.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.01% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
03/06/2025 $1,028,447 $(53,918) $(4,291) $(58,209)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
Allscripts Healthcare Solutions, Inc., 0.88%, 1/1/2027 575,000 497,921 (1,058) 1.8
SMART Global Holdings, Inc., 2.25%, 2/15/2026 250,000 231,184 (23,032) 39.6
SHARES
Short Positions
Common Stocks
United States
Allscripts Healthcare Solutions, Inc. (23,749) (193,317) (21,502) 36.9
SMART Global Holdings, Inc. (3,878) (106,025) (8,326) 14.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
53 months
maturity
01/14/2025 $1,226,756 $(625) $(52) $(677)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Keihin Corp. 24,936 612,983 (572) 84.5
Showa Corp. 28,208 613,773 (53) 7.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.58% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/13/2025
- 09/25/2025 $5,991,200 $(53,579) $1,761 $(51,818)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
3SBio, Inc. 67,500 76,480 2,884 (5.6)
Anhui Conch Cement Co. Ltd. 8,500 58,873 (2,271) 4.4
BAIC Motor Corp. Ltd. 133,500 54,623 (2,738) 5.3
China CITIC Bank Corp. Ltd. 187,000 72,470 (5,225) 10.1
China Hongqiao Group Ltd. 82,500 51,684 268 (0.5)
China Medical System Holdings Ltd. 63,000 69,711 (2,637) 5.1
China Mobile Ltd. 20,000 128,386 (10,581) 20.4
China National Building Material Co. Ltd. 42,000 53,527 (3,485) 6.7
China Resources Cement Holdings Ltd. 36,000 49,491 (4,578) 8.8
China Resources Pharmaceutical Group Ltd. 99,000 51,052 (1,705) 3.3
CITIC Ltd. 77,000 57,094 (10,666) 20.6
Far East Horizon Ltd. 68,000 55,492 (5,313) 10.3
Jiangxi Copper Co. Ltd. 37,000 41,605 (4,609) 8.9
Kingboard Holdings Ltd. 13,500 44,663 (714) 1.4
PICC Property & Casualty Co. Ltd. 144,999 101,856 (10,588) 20.4
Shenzhen International Holdings Ltd. 26,905 42,926 17 (0.0)
Sinopharm Group Co. Ltd. 19,600 41,419 (4,458) 8.6
Sinotruk Hong Kong Ltd. 17,500 45,100 (2,770) 5.3
Tencent Holdings Ltd. 1,400 94,561 3,516 (6.8)
Zhuzhou CRRC Times Electric Co. Ltd. 13,400 45,024 1,194 (2.3)
Hong Kong
CK Asset Holdings Ltd. 9,000 44,224 (2,466) 4.8
CLP Holdings Ltd. 10,000 93,373 (4,013) 7.7
HKT Trust & HKT Ltd. 37,000 49,110 (1,998) 3.9
Hysan Development Co. Ltd. 17,000 51,126 (2,396) 4.6
WH Group Ltd. 137,000 111,752 (3,676) 7.1
Yue Yuen Industrial Holdings Ltd. 42,500 68,879 551 (1.1)
United Kingdom
CK Hutchison Holdings Ltd. 43,500 263,599 (10,028) 19.4
Short Positions
Common Stocks
China
Air China Ltd. (98,000) (64,591) 9,635 (18.6)
Beijing Enterprises Water Group Ltd. (140,000) (54,559) 1,983 (3.8)
Budweiser Brewing Co. APAC Ltd. (42,000) (122,843) 13,453 (26.0)
CGN Power Co. Ltd. (208,000) (42,846) 901 (1.7)
China Communications Construction Co. Ltd. (115,000) (60,474) 513 (1.0)
China Eastern Airlines Corp. Ltd. (288,000) (123,888) 13,979 (27.0)
China Gas Holdings Ltd. (27,600) (78,983) 433 (0.8)
China Mengniu Dairy Co. Ltd. (21,000) (99,052) (1,368) 2.6
China Merchants Bank Co. Ltd. (16,000) (75,927) 3,660 (7.1)
China Southern Airlines Co. Ltd. (174,000) (94,459) 13,308 (25.7)
China Tower Corp. Ltd. (372,000) (64,720) 7,279 (14.0)
CITIC Securities Co. Ltd. (43,500) (97,838) 1,061 (2.0)
Haidilao International Holding Ltd. (10,000) (72,457) (5,167) 10.0
Hua Hong Semiconductor Ltd. (12,000) (46,236) (8,145) 15.7
Ping An Insurance Group Co. of China Ltd. (11,000) (114,189) 778 (1.5)
Yihai International Holding Ltd. (3,000) (47,121) (6,283) 12.1
ZhongAn Online P&C Insurance Co. Ltd. (11,400) (57,136) 7,145 (13.8)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
AIA Group Ltd. (9,000) (89,461) 4,661 (9.0)
Hang Lung Properties Ltd. (37,000) (94,297) 1,788 (3.5)
Hong Kong & China Gas Co. Ltd. (195,150) (283,365) 5,203 (10.0)
MTR Corp. Ltd. (33,330) (165,414) 6,396 (12.3)
Techtronic Industries Co. Ltd. (6,000) (79,774) (6,304) 12.2
Wharf Real Estate Investment Co. Ltd. (17,000) (69,684) (86) 0.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-5.00% to 0.08%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
53-61 months
maturity
ranging from
05/08/2024
- 09/24/2025 $16,541,357 $187,939 $6,747 $194,686
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
Hyundai Glovis Co. Ltd. 763 93,815 7,184 3.7
Kia Motors Corp. 2,073 83,131 9,731 5.0
Taiwan
Hon Hai Precision Industry Co. Ltd. 43,000 115,606 1,284 0.7
Uni -President Enterprises Corp. 40,000 86,630 (2,515) (1.3)
United Microelectronics Corp. 179,000 176,562 31,776 16.3
United States
Alexion Pharmaceuticals, Inc. 1,317 150,704 8,100 4.2
Biogen, Inc. 700 198,576 7,843 4.0
Bio-Rad Laboratories, Inc. 299 154,123 4,177 2.1
Brighthouse Financial, Inc. 3,855 103,738 (13,180) (6.8)
Charles River Laboratories International, Inc. 418 94,656 6,922 3.6
CNO Financial Group, Inc. 8,022 128,673 (5,615) (2.9)
ConocoPhillips 5,781 189,848 (9,365) (4.8)
Darling Ingredients, Inc. 2,465 88,814 5,156 2.6
Domtar Corp. 3,241 85,141 (1,810) (0.9)
Mylan NV 5,964 88,446 (2,361) (1.2)
PRA Health Sciences, Inc. 1,094 110,975 1,378 0.7
QIAGEN NV 1,569 81,996 4,597 2.4
Regeneron Pharmaceuticals, Inc. 216 120,912 (1,860) (1.0)
United Therapeutics Corp. 1,195 120,695 (3,386) (1.7)
Unum Group 4,962 83,510 (8,145) (4.2)
Willis Towers Watson plc 5,714 1,193,197 (2,114) (1.1)
World Fuel Services Corp. 4,189 88,765 (13,025) (6.7)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
South Korea
Mirae Asset Daewoo Co. Ltd. (Preference) (28,882) (108,344) 237 0.1
SK Innovation Co. Ltd. (722) (85,569) 3,087 1.6
Taiwan
Far Eastern New Century Corp. (110,000) (96,637) 4,351 2.2
Formosa Petrochemical Corp. (42,000) (116,550) (156) (0.1)
United States
Amcor plc (10,539) (116,456) (422) (0.2)
Aon plc (616) (127,081) (1,645) (0.8)
Arrowhead Pharmaceuticals, Inc. (1,961) (84,441) (12,283) (6.3)
Athene Holding Ltd. (4,234) (144,295) 9,823 5.0
Baker Hughes Co. (10,745) (142,801) 9,176 4.7
Ball Corp. (1,747) (145,211) (2,566) (1.3)
Beyond Meat, Inc. (871) (144,638) (24,292) (12.5)
Brown & Brown, Inc. (2,122) (96,063) 276 0.1
Brown-Forman Corp. (1,858) (139,945) 10,814 5.6
ChampionX Corp. (14,308) (114,321) 22,464 11.5
Cincinnati Financial Corp. (2,019) (157,421) 1,757 0.9
Erie Indemnity Co. (509) (107,033) 5,243 2.7
Exact Sciences Corp. (1,753) (178,718) (46,998) (24.1)
Grocery Outlet Holding Corp. (3,109) (122,246) (49) (0.0)
Hess Corp. (3,763) (154,020) 21,361 11.0
Illumina, Inc. (332) (102,615) 4,213 2.2
International Flavors & Fragrances, Inc. (677) (82,899) (305) (0.2)
Lamb Weston Holdings, Inc. (1,512) (100,200) (7,363) (3.8)
Marsh & McLennan Cos., Inc. (783) (89,810) 1,562 0.8
Occidental Petroleum Corp. (13,045) (130,580) 14,137 7.3
Principal Financial Group, Inc. (2,181) (87,829) 3,446 1.8
RLI Corp. (1,473) (123,334) 12,270 6.3
Sage Therapeutics, Inc. (1,557) (95,164) (13,117) (6.7)
United States Steel Corp. (17,909) (131,452) 895 0.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.20% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
53-61 months
maturity
ranging from
01/14/2025
- 08/29/2025 $685,779 $(103) $(506) $(609)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Africa
Aspen Pharmacare Holdings Ltd. 4,091 29,206 (4,765) 782.5
FirstRand Ltd. 661 1,622 4 (0.6)
Kumba Iron Ore Ltd. 169 4,992 (171) 28.1
Life Healthcare Group Holdings Ltd. 37,185 37,802 (1,950) 320.2
Momentum Metropolitan Holdings 51,325 47,381 (1,029) 168.9
Mr Price Group Ltd. 3,484 27,320 (142) 23.3
Northam Platinum Ltd. 2,865 29,120 807 (132.5)
Old Mutual Ltd. 36,278 22,361 (2,604) 427.6
Pick n Pay Stores Ltd. 21,807 61,001 (1,262) 207.2
Sasol Ltd. 1,728 13,286 (838) 137.6
Shoprite Holdings Ltd. 186 1,517 (59) 9.6
Standard Bank Group Ltd. 2,125 13,648 (881) 144.6
Short Positions
Common Stocks
South Africa
Bidvest Group Ltd. (The) (8,130) (66,752) 6,007 (986.3)
Capitec Bank Holdings Ltd. (1,356) (83,518) (5,641) 926.2
Clicks Group Ltd. (2,387) (31,600) 2,647 (434.6)
Discovery Ltd. (9,558) (72,571) 2,804 (460.5)
Exxaro Resources Ltd. (1,375) (10,187) 824 (135.3)
MTN Group Ltd. (12,651) (42,446) 3,201 (525.6)
Nedbank Group Ltd. (8,040) (48,112) 267 (43.8)
PSG Group Ltd. (3,060) (8,358) (316) 52.0
Sanlam Ltd. (10,516) (32,413) 3,035 (498.4)
SPAR Group Ltd. (The) (50) (566) (41) 6.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-1.00%
to -0.30%), which is
denominated in EUR based
on the local currencies of the
positions within the swap.
58 months
maturity
06/13/2025 $591,639 $(23,932) $(161) $(24,093)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Netherlands
Just Eat Takeaway.com NV (5,285) (591,639) (23,932) 99.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (0.35%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
61 months
maturity
10/02/2025 $665,105 $(1,588) $(1,366) $(2,954)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
NTT DOCOMO, Inc. 18,100 665,105 (1,588) 53.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-1.85% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
58 months
maturity
06/27/2025 $1,179,386 $2,227 $(262) $1,965
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
NetEnt AB 68,925 584,596 10,716 545.3

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Sweden
Evolution Gaming Group AB (9,002) (594,790) (8,489) (432.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.46% to 0.50%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/22/2025
- 10/01/2025 $18,191,791 $39,176 $(76,678) $(37,502)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Bitauto Holdings Ltd., ADR 9,136 143,892 (67) 0.2
SINA Corp. 1,346 57,353 16 (0.0)
Sogou , Inc., ADR 5,953 52,922 110 (0.3)
United States
Acacia Communications, Inc. 8,946 602,960 (9,662) 25.8
Advanced Disposal Services, Inc. 12,691 383,649 (254) 0.7
Aimmune Therapeutics, Inc. 12,802 441,029 2,048 (5.5)
BMC Stock Holdings, Inc. 9,755 417,807 23,140 (61.7)
Brookfield Renewable Corp. 10 586 59 (0.2)
Cincinnati Bell, Inc. 27,860 417,900 (1,114) 3.0
CoreLogic , Inc. 1,072 72,542 279 (0.7)
Delphi Technologies plc 32,943 550,478 (6,918) 18.4
Devon Energy Corp. 17,930 169,618 (415) 1.1
E*TRADE Financial Corp. 11,214 561,261 (22,316) 59.5
Fitbit, Inc. 81,649 568,277 43,274 (115.4)
GCI Liberty, Inc. 3,500 286,860 3,465 (9.2)
Genworth Financial, Inc. 60,208 201,697 16,256 (43.3)
Grubhub , Inc. 7,876 569,671 27,566 (73.5)
Immunomedics , Inc. 5,471 465,199 (1,858) 5.0
Livongo Health, Inc. 4,467 625,603 53,917 (143.8)
Maxim Integrated Products, Inc. 8,722 589,694 5,844 (15.6)
MobileIron , Inc. 9,450 66,244 (96) 0.3
Momenta Pharmaceuticals, Inc. 11,005 577,542 1,651 (4.4)
National General Holdings Corp. 15,665 528,694 (3,446) 9.2
Noble Energy, Inc. 50,301 430,074 (28,623) 76.3
Rosetta Stone, Inc. 7,878 236,182 867 (2.3)
Taubman Centers, Inc. 10,874 361,995 (32,731) 87.3

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Tiffany & Co. 4,880 565,348 3,172 (8.5)
Varian Medical Systems, Inc. 4,095 704,340 (6,143) 16.4
Virtusa Corp. 5,322 261,630 (3,822) 10.2
Vivint Solar, Inc. 19,821 839,419 190,480 (507.9)
Willis Towers Watson plc 3,100 647,342 9,641 (25.7)
Wright Medical Group NV 20,246 618,313 (203) 0.5
Xperi Holding Corp. 11 126 (12) 0.0
Preferred Stocks
United States
WESCO International, Inc., 10.63%, 6/22/2025 10 280 (3) 0.0
Short Positions
Common Stocks
United States
Analog Devices, Inc. (5,494) (641,370) (6,868) 18.3
Aon plc (3,348) (690,692) (15,501) 41.3
BorgWarner, Inc. (14,188) (549,643) 11,918 (31.8)
Builders FirstSource , Inc. (12,803) (417,634) (19,122) 51.0
Caesars Entertainment, Inc. (1) (56) (1) 0.0
Chevron Corp. (5,990) (431,280) 29,715 (79.2)
FB Financial Corp. (1) (25) 2 (0.0)
Liberty Broadband Corp. (2,030) (290,026) (4,182) 11.2
Morgan Stanley (11,674) (564,438) 22,181 (59.1)
South State Corp. (2) (96) 9 (0.0)
Sunrun , Inc. (10,902) (840,217) (191,330) 510.2
Teladoc Health, Inc. (2,644) (579,671) (52,774) 140.7
WillScot Mobile Mini Holdings Corp. (1) (17) 1 (0.0)
WPX Energy, Inc. (34,714) (170,099) 1,026 (2.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-1.00% to 0.35%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
55-62 months
maturity
ranging from
04/04/2025
- 09/24/2025 $3,291,089 $(35,352) $17,429 $(17,923)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 19,879 194,105 (11,382) 63.5
Ampol Ltd. 1,139 19,658 418 (2.3)
Ansell Ltd. 857 22,798 301 (1.7)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Aristocrat Leisure Ltd. 1,927 42,025 2,126 (11.9)
Aurizon Holdings Ltd. 68,191 209,781 1,078 (6.0)
Beach Energy Ltd. 44,853 43,022 (1,406) 7.8
Brambles Ltd. 3,446 26,166 56 (0.3)
carsales.com Ltd. 5,495 82,318 1,646 (9.2)
CIMIC Group Ltd. 1,481 19,838 (923) 5.2
Coca-Cola Amatil Ltd. 8,290 56,744 1,497 (8.4)
Crown Resorts Ltd. 3,356 21,319 (843) 4.7
Flight Centre Travel Group Ltd. 3,650 36,675 2,421 (13.5)
Fortescue Metals Group Ltd. 5,233 61,477 755 (4.2)
Harvey Norman Holdings Ltd. 12,107 39,405 1,461 (8.2)
Incitec Pivot Ltd. 28,082 41,146 (307) 1.7
JB Hi-Fi Ltd. 2,309 78,506 345 (1.9)
Lendlease Corp. Ltd. 4,805 38,385 (1,267) 7.1
Orica Ltd. 5,395 60,067 (4,491) 25.1
Qantas Airways Ltd. 9,183 26,930 839 (4.7)
Star Entertainment Grp Ltd. (The) 28,922 63,801 (1,294) 7.2
Tabcorp Holdings Ltd. 11,753 28,303 (42) 0.2
Treasury Wine Estates Ltd. 8,815 56,639 198 (1.1)
Wesfarmers Ltd. 2,660 85,025 7 (0.0)
Worley Ltd. 4,648 32,395 751 (4.2)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (1,064) (62,717) (6,294) 35.1
Alumina Ltd. (52,636) (52,447) 1,169 (6.5)
AMP Ltd. (30,072) (28,318) 4,008 (22.4)
APA Group (9,163) (68,115) 108 (0.6)
Atlas Arteria Ltd. (19,951) (87,620) 6,748 (37.6)
AusNet Services (42,793) (57,768) (84) 0.5
Boral Ltd. (16,934) (55,959) (4,736) 26.4
Challenger Ltd. (10,140) (28,217) (886) 4.9
Cochlear Ltd. (193) (27,574) (684) 3.8
CSL Ltd. (419) (86,552) (750) 4.2
Iluka Resources Ltd. (3,424) (22,418) 1,174 (6.6)
Macquarie Group Ltd. (633) (54,871) (616) 3.4
Magellan Financial Group Ltd. (746) (30,768) (201) 1.1
Medibank Pvt Ltd. (16,323) (29,453) 143 (0.8)
Northern Star Resources Ltd. (3,348) (33,175) 2,015 (11.2)
Oil Search Ltd. (23,335) (44,634) 2,595 (14.5)
Ramsay Health Care Ltd. (1,314) (62,650) 744 (4.1)
Saracen Mineral Holdings Ltd. (16,313) (61,325) (549) 3.1
SEEK Ltd. (8,330) (128,502) (6,353) 35.4
Seven Group Holdings Ltd. (5,368) (69,715) (2,912) 16.2
Sonic Healthcare Ltd. (2,657) (63,096) (1,112) 6.2
Spark Infrastructure Group (45,046) (66,175) 3,170 (17.7)
Transurban Group (9,654) (98,576) 503 (2.8)
Washington H Soul Pattinson & Co. Ltd. (1,581) (26,855) (2,705) 15.1
WiseTech Global Ltd. (3,773) (70,667) 1,647 (9.2)
United States
James Hardie Industries plc (9,164) (219,678) (18,484) 103.1

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-3.22% to 0.35%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
55-62 months
maturity
ranging from
04/04/2025
- 09/24/2025 $3,736,501 $17,433 $2,513 $19,946
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alamos Gold, Inc. 3,736 32,911 (2,691) (13.5)
Atco Ltd. 2,312 66,831 (1,407) (7.1)
Canadian Tire Corp. Ltd. 456 45,930 1,214 6.1
CI Financial Corp. 5,690 72,175 (4,722) (23.7)
Empire Co. Ltd. 1,774 51,493 1,644 8.2
Equinox Gold Corp. 2,461 28,740 (1,700) (8.5)
George Weston Ltd. 414 30,442 655 3.3
Gibson Energy, Inc. 2,395 38,815 (4,646) (23.3)
iA Financial Corp., Inc. 1,071 37,280 223 1.1
Kinross Gold Corp. 8,743 77,151 (3,618) (18.1)
Linamar Corp. 1,360 40,456 220 1.1
Loblaw Cos. Ltd. 546 28,593 713 3.6
Magna International, Inc. 2,828 129,406 (2,654) (13.3)
Parkland Corp. 1,552 41,039 (457) (2.3)
Rogers Communications, Inc. 829 32,885 54 0.3
Stantec , Inc. 2,078 63,095 (308) (1.5)
Teck Resources Ltd. 4,343 60,470 (3,366) (16.9)
TFI International, Inc. 2,401 100,400 (540) (2.7)
Thomson Reuters Corp. 1,488 118,745 5,074 25.4
Tourmaline Oil Corp. 5,692 69,550 336 1.7
Yamana Gold, Inc. 7,919 45,020 (3,085) (15.5)
Ivory Coast
Endeavour Mining Corp. 1,476 36,746 (3,265) (16.4)
Kyrgyzstan
Centerra Gold, Inc. 2,844 33,084 (1,509) (7.6)
United States
BRP, Inc. 1,124 59,384 1,994 10.0
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (1,293) (63,439) 3,815 19.1
Canada
Air Canada (17,271) (203,509) 43,074 216.0
Algonquin Power & Utilities Corp. (7,410) (107,626) (3,551) (17.8)
Barrick Gold Corp. (1,101) (30,924) 606 3.0

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
BCE, Inc. (2,309) (95,755) 1,128 5.7
Boyd Group Services, Inc. (185) (28,575) (1,376) (6.9)
Brookfield Asset Management, Inc. (2,272) (75,179) 106 0.5
Cameco Corp. (3,158) (31,899) 1,943 9.7
Canadian National Railway Co. (769) (81,898) (603) (3.0)
Canadian Natural Resources Ltd. (3,245) (52,006) 4,390 22.0
Element Fleet Management Corp. (3,792) (31,554) 69 0.3
Emera, Inc. (2,298) (94,402) (1,113) (5.6)
Enbridge, Inc. (1,003) (29,302) 1,188 6.0
Fortis, Inc. (965) (39,454) (1,427) (7.2)
Franco-Nevada Corp. (398) (55,616) 1,873 9.4
Innergex Renewable Energy, Inc. (3,594) (64,941) (3,772) (18.9)
Inter Pipeline Ltd. (6,688) (65,647) 4,442 22.3
Methanex Corp. (1,146) (27,945) (937) (4.7)
Northland Power, Inc. (1,596) (48,280) (2,872) (14.4)
Premium Brands Holdings Corp. (697) (52,622) (1,716) (8.6)
Restaurant Brands International, Inc. (1,661) (95,403) (3,898) (19.5)
Saputo, Inc. (2,344) (58,796) (1,481) (7.4)
Shopify, Inc. (46) (47,041) (7,240) (36.3)
Sun Life Financial, Inc. (735) (29,951) 500 2.5
TransAlta Renewables, Inc. (4,068) (51,112) (2,386) (12.0)
WSP Global, Inc. (643) (42,224) 580 2.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-2.00% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/21/2025
- 09/08/2025 $2,246,654 $6,992 $(919) $6,073
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 5,672 128,229 15,625 257.3
Switzerland
Adecco Group AG (Registered) 2,597 137,032 (11,380) (187.4)
Baloise Holding AG (Registered) 111 16,342 (1,233) (20.3)
BKW AG 246 26,197 (511) (8.4)
Bucher Industries AG (Registered) 116 44,186 931 15.3
Credit Suisse Group AG (Registered) 6,102 60,914 (5,591) (92.1)
DKSH Holding AG 285 19,854 (144) (2.4)
dormakaba Holding AG 62 33,660 (1,412) (23.2)
Galenica AG 116 8,066 (200) (3.3)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Georg Fischer AG (Registered) 19 19,729 (56) (0.9)
Helvetia Holding AG (Registered) 898 76,513 (4,344) (71.5)
Julius Baer Group Ltd. 172 7,305 (215) (3.5)
LafargeHolcim Ltd. (Registered) 2,318 105,514 (5,017) (82.6)
Novartis AG (Registered) 211 18,320 (534) (8.8)
OC Oerlikon Corp. AG (Registered) 1,637 13,037 (1,113) (18.3)
Roche Holding AG 137 46,928 (3,172) (52.2)
SGS SA (Registered) 10 26,798 215 3.5
SIG Combibloc Group AG 2,119 42,370 955 15.7
Sonova Holding AG (Registered) 256 64,874 3,010 49.6
Sulzer AG (Registered) 133 10,690 (963) (15.9)
Swatch Group AG (The) 70 16,316 (151) (2.5)
Swiss Life Holding AG (Registered) 118 44,650 (2,970) (48.9)
UBS Group AG (Registered) 2,383 26,625 (2,235) (36.8)
Vifor Pharma AG 96 13,058 (1,131) (18.6)
Zurich Insurance Group AG 35 12,205 (754) (12.4)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (5,136) (130,577) 1,617 26.6
Alcon, Inc. (172) (9,752) 286 4.7
Banque Cantonale Vaudoise (Registered) (338) (34,301) 1,476 24.3
Barry Callebaut AG (Registered) (15) (33,410) (574) (9.4)
Chocoladefabriken Lindt & Spruengli AG (9) (75,969) 446 7.3
Cie Financiere Richemont SA (Registered) (689) (46,261) 2,414 39.7
Clariant AG (Registered) (324) (6,392) 343 5.6
Dufry AG (Registered) (815) (25,226) 927 15.3
Emmi AG (Registered) (7) (6,994) (112) (1.8)
EMS- Chemie Holding AG (Registered) (36) (32,345) 682 11.2
Geberit AG (Registered) (12) (7,100) (206) (3.4)
Givaudan SA (Registered) (12) (51,814) 1,053 17.3
Idorsia Ltd. (1,816) (48,751) 2,138 35.2
Kuehne + Nagel International AG (Registered) (532) (103,300) (690) (11.4)
Logitech International SA (Registered) (787) (60,963) (5,591) (92.1)
Lonza Group AG (Registered) (57) (35,177) (343) (5.6)
Nestle SA (Registered) (91) (10,830) (19) (0.3)
Partners Group Holding AG (31) (28,514) 326 5.4
Schindler Holding AG (30) (8,189) (49) (0.8)
Sika AG (Registered) (266) (65,317) (1,017) (16.7)
Straumann Holding AG (Registered) (87) (88,009) (307) (5.1)
Swiss Re AG (135) (10,014) 908 15.0
Tecan Group AG (Registered) (36) (17,903) (760) (12.5)
Temenos AG (Registered) (1,921) (258,191) 27,892 459.3
VAT Group AG (129) (24,607) (1,207) (19.9)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/21/2025
- 09/24/2025 $1,660,269 $(31,682) $(61) $(31,743)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 15 23,713 832 (2.6)
Carlsberg A/S 2,047 275,776 (10,314) 32.5
Danske Bank A/S 1,611 21,791 (178) 0.6
FLSmidth & Co. A/S 3,527 100,163 (9,257) 29.2
GN Store Nord A/S 781 58,838 (460) 1.4
Jyske Bank A/S (Registered) 541 15,202 (1,272) 4.0
Novo Nordisk A/S 258 17,875 171 (0.5)
Pandora A/S 1,880 135,619 (8,573) 27.0
ROCKWOOL International A/S 302 115,876 5,659 (17.8)
Royal Unibrew A/S 752 77,510 (1,067) 3.4
Short Positions
Common Stocks
Denmark
Ambu A/S (1,647) (46,379) (3,863) 12.2
Chr Hansen Holding A/S (1,040) (115,446) (51) 0.2
Coloplast A/S (133) (21,079) (328) 1.0
Demant A/S (1,379) (43,247) (2,537) 8.0
DSV Panalpina A/S (1,125) (182,479) (5,829) 18.4
Genmab A/S (16) (5,806) 148 (0.5)
H Lundbeck A/S (2,083) (68,606) 1,413 (4.5)
ISS A/S (3,471) (45,684) 5,606 (17.7)
Novozymes A/S (1,418) (89,125) 3,001 (9.5)
Orsted A/S (465) (64,068) (971) 3.1
SimCorp A/S (413) (54,179) (1,384) 4.4
Tryg A/S (1,962) (61,769) (1,356) 4.3
Vestas Wind Systems A/S (124) (20,039) (1,072) 3.4

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-2.30% to
0.35%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
36-61 months
maturity
ranging from
01/14/2021
- 10/01/2025 $9,655,199 $(89,861) $3,759 $(86,102)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 2,730 111,709 (9,056) 10.5
Finland
Kesko OYJ 4,355 112,207 7,153 (8.3)
Kone OYJ 898 78,848 2,385 (2.8)
Nokia OYJ 29,947 117,208 (4,657) 5.4
Orion OYJ 1,890 85,630 (1,009) 1.2
UPM- Kymmene OYJ 2,483 75,575 (3,860) 4.5
Germany
Aurubis AG 2,196 149,394 (9,473) 11.0
Bayer AG (Registered) 1,378 85,014 (6,633) 7.7
HeidelbergCement AG 2,042 124,778 (8,678) 10.1
HelloFresh SE 2,456 136,489 26,605 (30.9)
HOCHTIEF AG 1,742 135,231 (12,147) 14.1
HUGO BOSS AG 3,239 80,961 (13,027) 15.1
LANXESS AG 2,060 117,865 (7,422) 8.6
ProSiebenSat.1 Media SE 7,587 99,429 2,006 (2.3)
Rheinmetall AG 1,156 103,679 (7,040) 8.2
Italy
A2A SpA 53,770 78,102 (1,475) 1.7
Assicurazioni Generali SpA 5,400 76,110 (3,601) 4.2
Poste Italiane SpA 11,361 100,679 (4,876) 5.7
Unipol Gruppo SpA 23,734 103,717 (9,848) 11.4
Netherlands
ASR Nederland NV 4,853 163,222 (7,399) 8.6
Koninklijke Ahold Delhaize NV 4,195 123,996 (982) 1.1
Randstad NV 2,247 117,171 (6,489) 7.5
Signify NV 3,507 129,714 851 (1.0)
Wolters Kluwer NV 1,094 93,321 (227) 0.3
Spain
Naturgy Energy Group SA 4,437 88,983 (3,253) 3.8
Repsol SA 22,589 152,603 (20,133) 23.4

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (3,237) (174,282) 11,078 (12.9)
China
Prosus NV (1,483) (136,885) 940 (1.1)
Finland
Elisa OYJ (1,819) (106,941) 1,026 (1.2)
Neste OYJ (2,444) (128,700) 11,088 (12.9)
Nokian Renkaat OYJ (4,888) (138,174) 1,929 (2.2)
Sampo OYJ (3,488) (138,135) 5,133 (6.0)
Germany
adidas AG (363) (117,228) 1,399 (1.6)
Beiersdorf AG (717) (81,406) 905 (1.1)
CTS Eventim AG & Co. KGaA (2,039) (98,551) 4,768 (5.5)
E.ON SE (13,833) (152,473) 5,750 (6.7)
Evotec SE (6,022) (158,766) 894 (1.0)
Infineon Technologies AG (2,810) (79,202) 83 (0.1)
MTU Aero Engines AG (615) (101,949) 12,298 (14.3)
Sartorius AG (Preference) (301) (123,372) (5,651) 6.6
Siemens AG (Registered) (1,087) (137,276) (643) 0.7
United Internet AG (Registered) (2,518) (96,295) 24,112 (28.0)
Italy
Amplifon SpA (2,403) (85,932) (1,336) 1.6
Ferrari NV (626) (114,883) 2,692 (3.1)
Netherlands
Adyen NV (62) (114,358) (9,585) 11.1
Heineken NV (2,521) (224,437) 7,201 (8.4)
Just Eat Takeaway.com NV (1,073) (120,119) (4,859) 5.6
SBM Offshore NV (4,764) (75,994) 4,973 (5.8)
Spain
Amadeus IT Group SA (2,535) (140,784) 10,108 (11.7)
Cellnex Telecom SA (2,043) (124,016) 3,005 (3.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-2.97% to 0.35%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
53-62 months
maturity
ranging from
01/21/2025
- 09/08/2025 $20,961,363 $(280,005) $51,693 $(228,312)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Alfresa Holdings Corp. 5,100 111,704 551 (0.2)
Brother Industries Ltd. 7,400 117,715 (798) 0.3
Dai Nippon Printing Co. Ltd. 6,400 129,726 (3,822) 1.7
Electric Power Development Co. Ltd. 8,000 123,394 (2,058) 0.9
JGC Holdings Corp. 12,200 126,540 1,589 (0.7)
Mitsubishi Gas Chemical Co., Inc. 6,700 124,643 (1,271) 0.6
Mitsui Chemicals, Inc. 4,700 113,598 (3,089) 1.4
NHK Spring Co. Ltd. 18,600 119,091 (5,448) 2.4
Nippon Express Co. Ltd. 2,400 140,047 (1,733) 0.8
Obayashi Corp. 21,725 198,334 (2,674) 1.2
ORIX Corp. 9,200 114,910 (6,480) 2.8
Pola Orbis Holdings, Inc. 6,400 120,674 (5,488) 2.4
Sankyo Co. Ltd. 4,900 128,309 (7,781) 3.4
Shimizu Corp. 15,600 117,439 (1,620) 0.7
Suntory Beverage & Food Ltd. 3,900 146,458 19 (0.0)
Suzuken Co. Ltd. 2,930 111,762 (3,249) 1.4
Taiheiyo Cement Corp. 7,100 181,288 (8,502) 3.7
Tokyo Gas Co. Ltd. 8,000 182,564 3,671 (1.6)
Toppan Printing Co. Ltd. 9,300 131,455 (6,080) 2.7
Tosoh Corp. 9,533 154,778 (4,231) 1.9
Toyota Boshoku Corp. 11,600 164,470 (89) 0.0
Toyota Tsusho Corp. 5,700 160,320 (3,165) 1.4
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (5,100) (137,194) (6,762) 3.0
Asahi Intecc Co. Ltd. (4,866) (152,932) (12,432) 5.4
COMSYS Holdings Corp. (4,600) (128,356) 2,728 (1.2)
CyberAgent , Inc. (2,200) (135,853) (13,601) 6.0
Daikin Industries Ltd. (700) (129,342) (27) 0.0
Dentsu Group, Inc. (3,900) (115,114) 3,387 (1.5)
FANUC Corp. (800) (153,532) 1,078 (0.5)
Fast Retailing Co. Ltd. (200) (125,684) (3,034) 1.3
Japan Airport Terminal Co. Ltd. (3,700) (163,919) 461 (0.2)
Kansai Paint Co. Ltd. (43,100) (1,071,249) (6,635) 2.9
Keio Corp. (2,200) (136,193) (3,106) 1.4
Kikkoman Corp. (3,884) (215,460) (6,285) 2.8
Kyowa Kirin Co. Ltd. (4,000) (113,827) (4,138) 1.8
NGK Spark Plug Co. Ltd. (8,900) (155,397) 5,304 (2.3)
Nidec Corp. (1,400) (131,289) (4,247) 1.9
Nippon Paint Holdings Co. Ltd. (3,300) (339,723) (23,152) 10.1
Odakyu Electric Railway Co. Ltd. (6,800) (170,937) (6,873) 3.0
Oriental Land Co. Ltd. (1,200) (168,294) (151) 0.1
Park24 Co. Ltd. (7,000) (113,650) 6,408 (2.8)
PeptiDream , Inc. (2,700) (126,708) (14,299) 6.3
Pigeon Corp. (4,300) (192,129) (7,040) 3.1
Rakuten , Inc. (13,700) (147,727) 8,168 (3.6)
Shimano, Inc. (600) (118,437) 1,551 (0.7)
Shiseido Co. Ltd. (4,200) (243,138) 4,082 (1.8)
SoftBank Group Corp. (2,700) (167,061) 2,394 (1.0)
Tsuruha Holdings, Inc. (1,000) (141,767) (2,986) 1.3
Unicharm Corp. (3,800) (169,949) (6,899) 3.0

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yaskawa Electric Corp. (3,000) (117,369) (4,852) 2.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.95% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
53-60 months
maturity
ranging from
01/21/2025
- 08/22/2025 $860,473 $6,899 $(3,928) $2,971
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
Leroy Seafood Group ASA 4,139 23,768 (1,087) (36.6)
Norsk Hydro ASA 8,712 24,047 (1,556) (52.4)
Orkla ASA 5,906 59,606 2,199 74.0
Telenor ASA 9,028 151,569 5,272 177.5
Yara International ASA 4,487 172,659 1,790 60.2
United Kingdom
Subsea 7 SA 5,623 40,415 23 0.8
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (498) (32,130) (423) (14.2)
France
Adevinta ASA (1,742) (29,945) 331 11.1
Norway
DNB ASA (196) (2,730) 135 4.6
Equinor ASA (2,151) (30,475) 2,895 97.4
Gjensidige Forsikring ASA (3,110) (63,117) 2,567 86.4
Mowi ASA (5,451) (96,984) 3,900 131.3
Salmar ASA (898) (50,893) (2,689) (90.5)
TOMRA Systems ASA (1,896) (82,135) (6,458) (217.4)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.90% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/21/2025
- 09/24/2025 $2,057,053 $6,982 $607 $7,589
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB 415 9,161 (483) (6.4)
Boliden AB 1,415 41,984 (1,154) (15.2)
Electrolux AB 6,069 141,474 9,863 130.0
Essity AB 5,195 175,390 (2,748) (36.2)
Getinge AB 8,164 177,639 8,970 118.2
Husqvarna AB 6,850 75,324 1,571 20.7
Sandvik AB 3,751 73,352 (2,992) (39.4)
Securitas AB 4,861 74,310 (2,051) (27.0)
Skanska AB 4,151 87,663 (1,672) (22.0)
SKF AB 5,190 107,073 (3,057) (40.3)
SSAB AB 1,465 4,865 (86) (1.1)
Swedish Match AB 182 14,882 218 2.9
Swedish Orphan Biovitrum AB 537 12,955 (398) (5.2)
Telefonaktiebolaget LM Ericsson 987 10,801 116 1.5
Telia Co. AB 8,464 34,627 1,026 13.5
Trelleborg AB 4,150 73,285 (2,819) (37.2)
Volvo AB 728 13,985 115 1.5
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (214) (6,465) 293 3.9
Finland
Nordea Bank Abp (347) (2,637) 66 0.9
Sweden
AAK AB (3,979) (74,055) 632 8.3
Assa Abloy AB (3,071) (71,800) 1,166 15.4
Atlas Copco AB (1,004) (47,870) (1,016) (13.4)
Axfood AB (732) (16,768) (105) (1.4)
BillerudKorsnas AB (623) (10,424) (16) (0.2)
Elekta AB (185) (2,325) 127 1.7
Embracer Group AB (1,859) (34,531) 583 7.7
Epiroc AB (1,046) (15,153) (118) (1.5)
Evolution Gaming Group AB (615) (40,635) (580) (7.6)
Hennes & Mauritz AB (3,709) (63,898) 2,677 35.3
Hexagon AB (1,277) (96,456) 176 2.3

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Hexpol AB (82) (734) (4) (0.0)
Holmen AB (275) (10,204) (11) (0.2)
Indutrade AB (563) (30,137) 323 4.3
Lifco AB (302) (23,359) 98 1.3
Nibe Industrier AB (5,873) (150,942) (4,629) (61.0)
Saab AB (1,342) (39,458) 2,660 35.1
Sinch AB (61) (4,974) 301 4.0
Skandinaviska Enskilda Banken AB (730) (6,484) 398 5.2
Svenska Cellulosa AB SCA (11,023) (151,119) (922) (12.2)
Svenska Handelsbanken AB (277) (2,318) 135 1.8
Sweco AB (461) (25,537) 329 4.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-1.75% to 0.40%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
55-62 months
maturity
ranging from
04/04/2025
- 09/24/2025 $650,173 $139 $(157) $(18)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 21,200 68,833 1,268 (7044.1)
Yangzijiang Shipbuilding Holdings Ltd. 85,000 62,091 (189) 1050.7
Singapore
ComfortDelGro Corp. Ltd. 71,400 74,204 (4,235) 23526.9
Genting Singapore Ltd. 78,500 38,749 (933) 5184.6
Jardine Cycle & Carriage Ltd. 600 7,964 (39) 213.4
Singapore Press Holdings Ltd. 14,600 11,187 (115) 640.0
Venture Corp. Ltd. 3,600 51,116 737 (4092.2)
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (24,100) (48,185) 196 (1087.6)
City Developments Ltd. (6,900) (38,843) 1,846 (10253.7)
DBS Group Holdings Ltd. (300) (4,410) (10) 54.4
Keppel Corp. Ltd. (5,200) (17,034) (1,260) 7002.8
Oversea-Chinese Banking Corp. Ltd. (500) (3,109) 4 (24.8)
SATS Ltd. (9,000) (18,796) 25 (139.3)
Singapore Airlines Ltd. (20,700) (52,973) (119) 658.8
Singapore Technologies Engineering Ltd. (15,300) (38,989) (1,437) 7985.9

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore (continued)
Singapore Telecommunications Ltd. (58,200) (91,087) 3,983 (22127.9)
UOL Group Ltd. (4,600) (22,603) 417 (2318.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-3.00% to 0.70%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
53-62 months
maturity
ranging from
01/22/2025
- 09/24/2025 $35,887,258 $(34,418) $13,384 $(21,034)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Amazon.com, Inc. 54 170,031 6,718 (31.9)
Arrow Electronics, Inc. 1,671 131,441 (1,820) 8.7
Deckers Outdoor Corp. 916 201,529 6,453 (30.7)
eBay, Inc. 2,423 126,238 7,445 (35.4)
Electronic Arts, Inc. 1,068 139,278 5,500 (26.1)
Jabil, Inc. 4,332 148,414 5,588 (26.6)
Johnson Controls International plc 5,215 213,033 (11,056) 52.6
Macquarie Infrastructure Corp. 6,794 182,691 3,269 (15.5)
ManpowerGroup , Inc. 2,157 158,173 6,104 (29.0)
Masco Corp. 2,575 141,960 (6,232) 29.6
Morgan Stanley 3,628 175,414 (6,893) 32.8
NewMarket Corp. 528 180,745 (12,646) 60.1
PulteGroup, Inc. 3,673 170,023 3,032 (14.4)
Regal Beloit Corp. 1,516 142,307 (9,839) 46.8
Wintrust Financial Corp. 15,289 612,324 (36,541) 173.7
Xerox Holdings Corp. 6,851 128,593 (4,864) 23.1
Short Positions
Common Stocks
United States
Ameren Corp. (2,659) (210,274) (3,957) 18.8
American Airlines Group, Inc. (11,487) (141,175) 14,813 (70.4)
American Express Co. (1,592) (159,598) 6,774 (32.2)
AT&T, Inc. (4,850) (138,274) 2,565 (12.2)
Atmos Energy Corp. (1,630) (155,812) (3,559) 16.9
Bright Horizons Family Solutions, Inc. (1,048) (159,338) (11,172) 53.1
BWX Technologies, Inc. (10,743) (604,938) 22,668 (107.8)
CenterPoint Energy, Inc. (12,841) (248,473) (770) 3.7

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR MULTI-STRATEGY ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Charter Communications, Inc. (218) (136,106) (764) 3.6
CME Group, Inc. (783) (131,004) 2,662 (12.7)
Comcast Corp. (3,015) (139,474) (2,050) 9.7
ConocoPhillips (6,601) (216,777) 21,453 (102.0)
Cullen/Frost Bankers, Inc. (3,102) (198,373) 12,749 (60.6)
Delta Air Lines, Inc. (4,967) (151,891) 16,788 (79.8)
Dominion Energy, Inc. (3,131) (247,130) 2,787 (13.2)
DTE Energy Co. (1,209) (139,083) 1,996 (9.5)
Duke Energy Corp. (2,098) (185,799) (8,930) 42.5
Equifax, Inc. (815) (127,874) 1,842 (8.8)
HealthEquity , Inc. (2,781) (142,860) (2,614) 12.4
II-VI, Inc. (4,149) (168,283) (10,579) 50.3
LendingTree, Inc. (598) (183,520) 5,173 (24.6)
Lyft, Inc. (5,441) (149,900) 16,780 (79.8)
MarketAxess Holdings, Inc. (644) (310,144) (21,960) 104.4
Newell Brands, Inc. (12,277) (210,673) 9,208 (43.8)
Rollins, Inc. (2,719) (147,343) (1,550) 7.4
T-Mobile US, Inc. (1,401) (160,218) (3,416) 16.2
Trex Co., Inc. (2,572) (184,155) (8,850) 42.1
Uber Technologies, Inc. (5,658) (206,404) 1,366 (6.5)
United Airlines Holdings, Inc. (3,758) (130,590) 13,548 (64.4)
United Parcel Service, Inc. (786) (130,971) (5,408) 25.7
Verisk Analytics, Inc. (689) (127,679) (455) 2.2
ViacomCBS , Inc. (6,060) (169,741) 13,495 (64.2)
WisdomTree Investments, Inc. (40,522) (129,670) 7,294 (34.7)
Xcel Energy, Inc. (2,011) (138,779) (1,146) 5.4

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 15.2%
Federal Republic of Germany
0.50%, 4/15/2030 (a)(b) EUR 1,059,896 1,457,533
French Republic
1.85%, 7/25/2027 (a)(b) 335,721 476,150
0.10%, 3/1/2029 (a)(b) 201,510 260,212
0.70%, 7/25/2030 (a)(b) 314,925 436,523
United Kingdom Gilt Inflation Linked
0.13%, 3/22/2026 (a)(b) GBP 113,924 174,102
1.25%, 11/22/2027 (a)(b) 151,597 262,455
0.13%, 8/10/2028 (a)(b) 105,360 173,575
0.13%, 3/22/2029 (a)(b) 247,830 414,873
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $3,465,229) 3,655,423
U.S. TREASURY OBLIGATIONS - 41.4%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2024 (c) $ 400,000 428,797
0.13%, 4/15/2025 (c) 500,000 533,805
0.13%, 7/15/2026 365,000 427,998
0.38%, 7/15/2027 990,000 1,166,023
0.50%, 1/15/2028 1,010,000 1,190,917
0.75%, 7/15/2028 1,020,000 1,213,277
0.88%, 1/15/2029 1,050,000 1,255,424
0.25%, 7/15/2029 (c) 1,300,000 1,473,369
0.13%, 1/15/2030 (c) 1,500,000 1,669,910
0.13%, 7/15/2030 (c) 500,000 562,077
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,462,456) 9,921,597
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 53.7%
INVESTMENT COMPANIES - 28.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(d)(e) 203,591 203,591
Limited Purpose Cash Investment
Fund, 0.12% (1)(d) 6,574,979 6,573,665
UBS Select Treasury Preferred
Fund, Class I, 0.05% (1)(d) 2,978 2,978
TOTAL INVESTMENT COMPANIES
(Cost $6,780,432) 6,780,234
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 25.4%
U.S. Treasury Bills
0.10%, 10/1/2020 (f) $ 133,000 133,000
0.16%, 10/8/2020 (f) 687,000 686,992
0.29%, 10/15/2020 (f) 1,114,000 1,113,966
0.15%, 10/22/2020 (f) 917,000 916,956
0.15%, 10/29/2020 (f) 213,000 212,985
0.16%, 11/12/2020 (f) 227,000 226,976
0.19%, 12/17/2020 (f) 860,000 859,830
0.17%, 12/24/2020 (f) 213,000 212,950
0.13%, 1/28/2021 (f) 725,000 724,757
0.11%, 2/4/2021 (f) 1,011,000 1,010,637
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,098,599) 6,099,049
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,879,031) 12,879,283
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 110.3%
(Cost $25,806,716) 26,456,303
LIABILITIES IN EXCESS OF OTHER
ASSETS - (10.3)% (g) (2,473,975)
NET ASSETS - 100.0% 23,982,328
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2020, the value of these securities amounted to $3,655,423 or 15.24% of net assets.
(c) On 9/30/2020, securities valued at $4,667,958 were pledged as collateral for reverse repurchase agreements outstanding.
(d) Represents 7-day effective yield as of September 30, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Reverse repurchase agreements at September 30, 2020:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BANA 9/21/2020 0.10% 10/8/2020 USD $ 111,375
BANA 9/30/2020 0.16% 10/8/2020 USD 222,750
BANA 9/18/2020 0.17% 10/8/2020 USD 111,500
BANA 9/28/2020 0.18% 10/8/2020 USD 111,000
CITI 9/28/2020 0.17% 10/8/2020 USD 105,500
CITI 9/21/2020 0.17% 10/8/2020 USD 105,875
CITI 9/4/2020 0.17% 10/8/2020 USD 316,875
CITI 9/4/2020 0.17% 10/8/2020 USD 424,000
CITI 9/4/2020 0.17% 10/8/2020 USD 1,635,000
JPMS 9/4/2020 0.17% 10/8/2020 USD 1,473,875
$ 4,617,750
The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2020 was $4,433,057 at a net weighted average interest rate of 0.947%.
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/29/2020 HKD 1,171,500 $ 738
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/29/2020 HKD 469,000 145
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/29/2020 HKD 5,628,000 1,033
KC HRW Wheat
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/20/2020 USD 101,950 6,320
SGX NIFTY 50
Index October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/29/2020 USD 45,016 60
8,296
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/14/2020 BRL 472,935 (7,973)
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/10/2020 KRW 309,950,000 (4,610)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 12/18/2020 CHF 203,680 (7,003)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/21/2020 TWD 2,494,600 $ (1,818)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/21/2020 TWD 4,989,200 (3,812)
(25,216)
$ (16,920)
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 1 10/2020 EUR $ 128,402 $ (2,471)
Hang Seng Index 3 10/2020 HKD 453,481 1,155
HSCEI 4 10/2020 HKD 242,063 999
LME Copper Base Metal 1 10/2020 USD 166,846 6,343
LME Copper Base Metal 1 10/2020 USD 166,773 13,858
LME Lead Base Metal 1 10/2020 USD 45,181 (563)
LME Nickel Base Metal 1 10/2020 USD 86,942 3,989
LME Zinc Base Metal 1 10/2020 USD 59,830 1,913
MSCI Taiwan Index 3 10/2020 USD 147,900 2,150
NY Harbor ULSD 1 10/2020 USD 48,392 (3,586)
RBOB Gasoline 2 10/2020 USD 99,254 (1,595)
SGX NIFTY 50 Index 3 10/2020 USD 67,524 532
Brent Crude Oil 15 11/2020 USD 641,250 (7,063)
Feeder Cattle 1 11/2020 USD 71,025 (2,751)
LME Aluminum Base Metal 1 11/2020 USD 43,919 (589)
NY Harbor ULSD 6 11/2020 USD 293,706 5,149
RBOB Gasoline 4 11/2020 USD 195,754 879
Soybean 7 11/2020 USD 358,225 46,251
WTI Crude Oil 6 11/2020 USD 242,820 10,444
100 oz Gold 9 12/2020 USD 1,705,950 47,990
Australia 10 Year Bond 15 12/2020 AUD 1,605,039 16,631
Canada 10 Year Bond 16 12/2020 CAD 1,824,160 (1,699)
Cocoa 5 12/2020 USD 127,300 (232)
Coffee 'C' 9 12/2020 USD 374,456 (30,327)
Corn 22 12/2020 USD 416,900 23,288
Cotton No. 2 4 12/2020 USD 131,580 6,653
Euro-Bund 33 12/2020 EUR 6,752,327 50,016
FTSE/MIB Index 1 12/2020 EUR 111,178 (4,997)
Japan 10 Year Bond Mini 59 12/2020 JPY 8,509,448 14,377
KC HRW Wheat 4 12/2020 USD 101,950 5,574
KOSPI 200 Index 5 12/2020 KRW 331,285 (6,629)
Lean Hogs 4 12/2020 USD 100,960 4,999
Live Cattle 11 12/2020 USD 494,340 14,261
LME Aluminum Base Metal 1 12/2020 USD 44,103 41
LME Aluminum Base Metal 1 12/2020 USD 44,113 (334)
LME Aluminum Base Metal 3 12/2020 USD 132,319 (809)
LME Copper Base Metal 10 12/2020 USD 1,668,688 72,937
LME Copper Base Metal 11 12/2020 USD 1,835,556 79,486

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR RISK PARITY II HV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 12/2020 USD $ 45,556 $ (209)
LME Lead Base Metal 1 12/2020 USD 45,556 (209)
LME Nickel Base Metal 1 12/2020 USD 87,090 5,388
LME Zinc Base Metal 4 12/2020 USD 240,225 17,163
Long Gilt 23 12/2020 GBP 4,039,479 (1,766)
Russell 2000 E-Mini Index 4 12/2020 USD 300,880 (4,694)
S&P 500 E-Mini Index 33 12/2020 USD 5,530,800 16,127
S&P Midcap 400 E-Mini Index 2 12/2020 USD 371,180 (2,415)
Silver 4 12/2020 USD 469,880 (77,905)
Soybean Meal 8 12/2020 USD 274,240 26,149
Soybean Oil 12 12/2020 USD 238,536 (7,202)
TOPIX Index 5 12/2020 JPY 770,635 15,647
U.S. Treasury 10 Year Note 222 12/2020 USD 30,975,937 69,694
Wheat 7 12/2020 USD 202,300 12,856
Soybean 1 1/2021 USD 51,363 (441)
Sugar No. 11 34 2/2021 USD 514,461 23,368
457,821
Short Contracts
LME Copper Base Metal (1) 10/2020 USD (166,773) (14,364)
LME Copper Base Metal (1) 10/2020 USD (166,846) (6,751)
LME Lead Base Metal (1) 10/2020 USD (45,181) 429
LME Nickel Base Metal (1) 10/2020 USD (86,942) (4,142)
LME Zinc Base Metal (1) 10/2020 USD (59,830) (1,908)
LME Aluminum Base Metal (1) 11/2020 USD (43,919) 566
LME Aluminum Base Metal (1) 12/2020 USD (44,113) 397
LME Aluminum Base Metal (1) 12/2020 USD (44,103) (117)
LME Copper Base Metal (1) 12/2020 USD (166,869) (6,559)
LME Copper Base Metal (11) 12/2020 USD (1,835,556) (79,551)
LME Lead Base Metal (1) 12/2020 USD (45,556) 203
LME Nickel Base Metal (1) 12/2020 USD (87,090) (3,993)
(115,790)
$ 342,031
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,519,607 EUR 1,278,750 CITI 12/16/2020 $ 17,695
USD 1,519,607 EUR 1,278,752 JPMC 12/16/2020 17,694
USD 647,765 GBP 493,025 CITI 12/16/2020 11,270
USD 436,730 GBP 330,032 JPMC 12/16/2020 10,658
Total unrealized appreciation 57,317
Net unrealized appreciation $ 57,317

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 10.6%
Federal Republic of Germ any
0.50%, 4/15/2030 (a)(b) EUR 2,710,032 3,726,746
French Republic
0.10%, 3/1/2026 (a)(b) 99,767 124,344
1.85%, 7/25/2027 (a)(b) 895,256 1,269,732
0.10%, 3/1/2029 (a)(b) 403,020 520,425
0.70%, 7/25/2030 (a)(b) 839,800 1,164,061
United Kingdom Gilt Inflation Linked
0.13%, 3/22/2026 (a)(b) GBP 227,848 348,204
1.25%, 11/22/2027 (a)(b) 462,371 800,486
0.13%, 8/10/2028 (a)(b) 421,440 694,302
0.13%, 3/22/2029 (a)(b) 520,443 871,234
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $9,197,755) 9,519,534
U.S. TREASURY OBLIGATIONS - 28.5%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2024 $ 800,000 857,593
0.25%, 1/15/2025 (c) 400,000 466,920
0.13%, 4/15/2025 700,000 746,337
0.38%, 7/15/2025 (c) 800,000 949,051
0.13%, 7/15/2026 1,265,000 1,483,336
0.38%, 1/15/2027 1,400,000 1,652,480
0.38%, 7/15/2027 1,890,000 2,226,045
0.50%, 1/15/2028 (c) 2,400,000 2,829,903
0.75%, 7/15/2028 2,370,000 2,819,086
0.88%, 1/15/2029 (c) 2,395,000 2,863,562
0.25%, 7/15/2029 3,400,000 3,853,426
0.13%, 1/15/2030 3,300,000 3,673,802
0.13%, 7/15/2030 1,100,000 1,236,569
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,464,608) 25,658,110
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 65.2%
INVESTMENT COMPANIES - 32.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(d)(e) 578,763 578,763
Limited Purpose Cash Investment
Fund, 0.12% (1)(d) 28,443,242 28,437,553
UBS Select Treasury Preferred
Fund, Class I, 0.05% (1)(d) 8,257 8,257
TOTAL INVESTMENT COMPANIES
(Cost $29,026,223) 29,024,573
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 33.0%
U.S. Treasury Bills
0.10%, 10/1/2020 (f) $ 9,771,000 9,771,000
0.16%, 10/8/2020 (f) 8,018,000 8,017,901
0.29%, 10/15/2020 (f) 1,801,000 1,800,946
0.16%, 11/12/2020 (f) 402,000 401,957
0.15%, 11/19/2020 (f) 854,000 853,895
0.18%, 12/17/2020 (f) 651,000 650,871
0.13%, 1/28/2021 (f) 173,000 172,942
0.12%, 2/11/2021 (f)(g) 877,000 876,660
0.11%, 3/25/2021 (f) 328,000 327,829
0.11%, 4/1/2021 (f) 6,879,000 6,875,087
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,748,761) 29,749,088
TOTAL SHORT-TERM INVESTMENTS
(Cost $58,774,984) 58,773,661
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 104.3%
(Cost $92,437,347) 93,951,305
LIABILITIES IN EXCESS OF OTHER
ASSETS - (4.3)% (h) (3,896,939)
NET ASSETS - 100.0% 90,054,366
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2020, the value of these securities amounted to $9,519,534 or 10.57% of net assets.
(c) All or a portion of the security pledged as collateral for futures contracts.
(d) Represents 7-day effective yield as of September 30, 2020.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/29/2020 HKD 3,514,500 $ 2,319
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/29/2020 HKD 938,000 290
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/29/2020 HKD 14,539,000 2,600
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/02/2020 USD 217,100 12,247
Live Cattle
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 12/04/2020 USD 224,700 7,648
SGX NIFTY 50
Index October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/29/2020 USD 67,524 155
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/23/2020 USD 2,047,000 209,878
Soybean January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 12/24/2020 USD 256,813 4,323
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 411,360 7,716
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 79,512 10,505
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/20/2020 USD 854,754 48,359
Sugar No. 11
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 02/16/2021 USD 15,131 939
Sugar No. 11
February Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 02/16/2021 USD 30,262 2,014
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/20/2020 USD 115,600 4,800
313,793
Canada 10 Year
Bond December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination BANA 12/18/2020 CAD 759,050 (672)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/14/2020 BRL 472,935 (8,027)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/10/2020 KRW 852,362,500 $ (10,828)
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 10/02/2020 USD (217,100) (7,763)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 12/18/2020 CHF 611,040 (19,979)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/21/2020 TWD 14,967,600 (10,408)
(57,677)
$ 256,116
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 2 10/2020 EUR $ 256,804 $ (4,940)
Hang Seng Index 7 10/2020 HKD 1,058,122 4,836
HSCEI 12 10/2020 HKD 726,189 3,374
LME Aluminum Base Metal 1 10/2020 USD 43,591 473
LME Copper Base Metal 1 10/2020 USD 166,788 11,463
LME Copper Base Metal 1 10/2020 USD 166,869 6,156
LME Copper Base Metal 1 10/2020 USD 166,773 13,858
LME Nickel Base Metal 1 10/2020 USD 86,942 4,077
LME Zinc Base Metal 4 10/2020 USD 239,319 7,653
MSCI Taiwan Index 11 10/2020 USD 542,300 9,405
NY Harbor ULSD 3 10/2020 USD 145,177 (10,757)
RBOB Gasoline 4 10/2020 USD 198,509 (1,313)
SGX NIFTY 50 Index 10 10/2020 USD 225,080 633
Brent Crude Oil 37 11/2020 USD 1,581,750 (17,254)
Feeder Cattle 1 11/2020 USD 71,025 955
LME Aluminum Base Metal 2 11/2020 USD 87,838 (1,161)
LME Copper Base Metal 1 11/2020 USD 166,800 2,362
NY Harbor ULSD 12 11/2020 USD 587,412 8,134
RBOB Gasoline 10 11/2020 USD 489,384 1,870
Soybean 18 11/2020 USD 921,150 115,915
WTI Crude Oil 14 11/2020 USD 566,580 20,895
100 oz Gold 21 12/2020 USD 3,980,550 137,977
Australia 10 Year Bond 37 12/2020 AUD 3,959,096 41,594
Canada 10 Year Bond 35 12/2020 CAD 3,990,350 (3,681)
Cocoa 11 12/2020 USD 280,060 (5,407)
Coffee 'C' 19 12/2020 USD 790,519 (66,191)
Corn 38 12/2020 USD 720,100 39,479
Cotton No. 2 11 12/2020 USD 361,845 13,144
Euro-Bund 85 12/2020 EUR 17,392,358 131,671
FTSE/JSE Top 40 Index 1 12/2020 ZAR 30,079 (370)
FTSE/MIB Index 2 12/2020 EUR 222,355 (10,213)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Japan 10 Year Bond Mini 150 12/2020 JPY $ 21,634,191 $ 36,438
KC HRW Wheat 10 12/2020 USD 254,875 31,870
KOSPI 200 Index 11 12/2020 KRW 728,826 (12,934)
Lean Hogs 7 12/2020 USD 176,680 13,685
Live Cattle 17 12/2020 USD 763,980 23,363
LME Aluminum Base Metal 1 12/2020 USD 43,992 (671)
LME Aluminum Base Metal 1 12/2020 USD 44,125 (230)
LME Aluminum Base Metal 5 12/2020 USD 220,531 (1,070)
LME Copper Base Metal 22 12/2020 USD 3,671,113 165,079
LME Copper Base Metal 23 12/2020 USD 3,837,981 167,453
LME Lead Base Metal 2 12/2020 USD 91,113 (2,430)
LME Lead Base Metal 2 12/2020 USD 91,113 (2,431)
LME Nickel Base Metal 1 12/2020 USD 87,090 4,012
LME Zinc Base Metal 9 12/2020 USD 540,506 35,786
Long Gilt 62 12/2020 GBP 10,889,031 (3,878)
Russell 2000 E-Mini Index 10 12/2020 USD 752,200 (7,158)
S&P 500 E-Mini Index 84 12/2020 USD 14,078,400 43,003
S&P Midcap 400 E-Mini Index 5 12/2020 USD 927,950 (4,174)
Silver 10 12/2020 USD 1,174,700 (118,622)
Soybean Meal 14 12/2020 USD 479,920 29,229
Soybean Oil 22 12/2020 USD 437,316 33,133
TOPIX Index 13 12/2020 JPY 2,003,651 39,205
U.S. Treasury 10 Year Note 560 12/2020 USD 78,137,500 179,802
Wheat 19 12/2020 USD 549,100 29,320
Feeder Cattle 1 1/2021 USD 70,150 (299)
Sugar No. 11 73 2/2021 USD 1,104,578 53,184
1,185,302
Short Contracts
LME Aluminum Base Metal (1) 10/2020 USD (43,591) (344)
LME Copper Base Metal (1) 10/2020 USD (166,869) (6,597)
LME Copper Base Metal (1) 10/2020 USD (166,788) (11,828)
LME Copper Base Metal (1) 10/2020 USD (166,773) (14,362)
LME Nickel Base Metal (1) 10/2020 USD (86,942) (4,024)
LME Zinc Base Metal (4) 10/2020 USD (239,319) (7,631)
LME Aluminum Base Metal (2) 11/2020 USD (87,838) 1,108
LME Copper Base Metal (1) 11/2020 USD (166,800) (2,303)
LME Aluminum Base Metal (1) 12/2020 USD (44,125) 85
LME Aluminum Base Metal (1) 12/2020 USD (43,992) 655
LME Copper Base Metal (22) 12/2020 USD (3,671,113) (165,209)
LME Lead Base Metal (2) 12/2020 USD (91,113) 2,419
(208,031)
$ 977,271

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 3,880,458 EUR 3,265,408 CITI 12/16/2020 $ 45,187
USD 3,880,445 EUR 3,265,401 JPMC 12/16/2020 45,182
USD 1,401,915 GBP 1,062,416 CITI 12/16/2020 30,336
USD 1,225,919 GBP 926,414 JPMC 12/16/2020 29,919
Total unrealized appreciation 150,624
USD 208,876 GBP 162,000 CITI 12/16/2020 (266)
Total unrealized depreciation (266)
Net unrealized appreciation $ 150,358

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 89.8%
INVESTMENT COMPANIES - 46.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(a) 364,667 364,667
Limited Purpose Cash Investment
Fund, 0.12% (1)(a) 62,355,049 62,342,578
UBS Select Treasury Preferred
Fund, Class I, 0.05% (1)(a) 963 963
TOTAL INVESTMENT COMPANIES
(Cost $62,709,095) 62,708,208
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43.4%
U.S. Treasury Bills
0.10%, 10/1/2020 (b) $ 3,637,000 3,637,000
0.16%, 11/12/2020 (b) 369,000 368,961
0.17%, 12/31/2020 (b) 4,442,000 4,440,905
0.16%, 1/7/2021 (b) 520,000 519,864
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 43.4% (continued)
0.15%, 1/14/2021 (b) $ 9,910,000 9,907,074
0.13%, 1/21/2021 (b) 1,090,000 1,089,652
0.13%, 1/28/2021 (b) 2,389,000 2,388,200
0.11%, 2/4/2021 (b) 11,856,000 11,851,747
0.12%, 2/11/2021 (b) 499,000 498,806
0.12%, 2/18/2021 (b)(c) 5,760,000 5,757,760
0.12%, 2/25/2021 (b) 10,249,000 10,244,763
0.12%, 3/4/2021 (b) 1,167,000 1,166,501
0.11%, 3/25/2021 (b) 4,444,000 4,441,678
0.10%, 4/1/2021 (b) 2,382,000 2,380,645
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $58,689,793) 58,693,556
TOTAL SHORT-TERM INVESTMENTS
(Cost $121,398,888) 121,401,764
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.8%
(Cost $121,398,888) 121,401,764
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.2% (d) 13,785,926
NET ASSETS - 100.0% 135,187,690
(a) Represents 7-day effective yield as of September 30, 2020.
(b) The rate shown was the effective yield at the date of purchase.
(c) All or a portion of the security pledged as collateral for swap contracts.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/06/2020 USD 76,380 $ 2,625
Cocoa December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/06/2020 USD 127,300 3,536
Corn December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 18,950 2,259
Corn December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/20/2020 USD 4,244,800 377,249
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/13/2020 USD 888,165 96,738
Lean Hogs
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/14/2020 USD 582,400 191,814

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Lean Hogs
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 12/14/2020 USD 504,800 $ 47,050
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/02/2020 USD 2,257,840 127,631
Live Cattle
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 12/04/2020 USD 2,336,880 79,406
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/23/2020 USD 818,800 107,081
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 10/23/2020 USD 4,708,100 780,813
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/23/2020 USD 4,810,450 496,964
Soybean January
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 12/24/2020 USD 770,438 24,763
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 239,960 35,390
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/20/2020 USD 3,256,600 235,063
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 974,022 118,261
Soybean Oil
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 11/20/2020 USD 11,131,680 1,134,576
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 346,800 22,449
Wheat December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/20/2020 USD 1,589,500 146,982
4,030,650
Coffee 'C'
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/12/2020 USD 2,038,706 (90,830)
Corn December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (18,950) (1,065)
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/13/2020 USD 197,370 (2,020)
Lean Hogs
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 10/14/2020 USD (582,400) (121,096)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 10/02/2020 USD (2,257,840) $ (80,559)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/20/2020 USD (4,216,440) (611,931)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (239,960) (33,173)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (934,266) (75,422)
Soybean Oil
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 11/20/2020 USD (198,780) (15,646)
(1,031,742)
$ 2,998,908
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 2 10/2020 USD $ 86,763 $ 2,725
LME Aluminum Base Metal 2 10/2020 USD 86,954 3,965
LME Aluminum Base Metal 2 10/2020 USD 87,159 935
LME Aluminum Base Metal 2 10/2020 USD 86,788 2,494
LME Aluminum Base Metal 3 10/2020 USD 130,500 4,023
LME Aluminum Base Metal 4 10/2020 USD 174,272 2,790
LME Aluminum Base Metal 4 10/2020 USD 173,642 7,019
LME Aluminum Base Metal 6 10/2020 USD 259,892 11,655
LME Aluminum Base Metal 7 10/2020 USD 303,319 9,794
LME Aluminum Base Metal 12 10/2020 USD 520,425 12,285
LME Aluminum Base Metal 12 10/2020 USD 518,700 33,280
LME Aluminum Base Metal 12 10/2020 USD 524,850 37,690
LME Aluminum Base Metal 18 10/2020 USD 782,888 23,813
LME Aluminum Base Metal 21 10/2020 USD 909,290 52,421
LME Aluminum Base Metal 46 10/2020 USD 2,001,518 51,892
LME Copper Base Metal 1 10/2020 USD 166,799 8,733
LME Copper Base Metal 1 10/2020 USD 166,838 6,985
LME Copper Base Metal 1 10/2020 USD 166,844 3,074
LME Copper Base Metal 2 10/2020 USD 333,825 11,782
LME Copper Base Metal 2 10/2020 USD 333,675 12,669
LME Copper Base Metal 2 10/2020 USD 333,692 12,686
LME Copper Base Metal 2 10/2020 USD 333,738 13,423
LME Copper Base Metal 3 10/2020 USD 493,050 39,936
LME Copper Base Metal 3 10/2020 USD 500,556 14,397
LME Copper Base Metal 3 10/2020 USD 500,100 43,885
LME Copper Base Metal 4 10/2020 USD 667,442 18,830
LME Copper Base Metal 5 10/2020 USD 834,500 21,710
LME Copper Base Metal 5 10/2020 USD 833,865 69,288

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 10/2020 USD $ 45,050 $ 625
LME Lead Base Metal 1 10/2020 USD 45,175 (228)
LME Lead Base Metal 1 10/2020 USD 45,156 (647)
LME Lead Base Metal 2 10/2020 USD 90,375 (1,731)
LME Lead Base Metal 3 10/2020 USD 135,670 (3,089)
LME Lead Base Metal 3 10/2020 USD 135,450 (3,009)
LME Lead Base Metal 4 10/2020 USD 180,861 (1,551)
LME Lead Base Metal 5 10/2020 USD 225,449 634
LME Lead Base Metal 13 10/2020 USD 587,379 (3,382)
LME Lead Base Metal 15 10/2020 USD 677,063 (24,804)
LME Lead Base Metal 16 10/2020 USD 721,692 (13,196)
LME Nickel Base Metal 1 10/2020 USD 86,895 6,837
LME Nickel Base Metal 2 10/2020 USD 173,800 12,412
LME Nickel Base Metal 2 10/2020 USD 173,844 13,848
LME Nickel Base Metal 2 10/2020 USD 173,876 8,390
LME Nickel Base Metal 2 10/2020 USD 173,838 11,952
LME Nickel Base Metal 2 10/2020 USD 173,845 15,547
LME Nickel Base Metal 4 10/2020 USD 347,696 20,972
LME Nickel Base Metal 4 10/2020 USD 347,694 28,422
LME Nickel Base Metal 4 10/2020 USD 347,698 22,006
LME Nickel Base Metal 4 10/2020 USD 347,700 22,128
LME Zinc Base Metal 1 10/2020 USD 59,784 4,833
LME Zinc Base Metal 1 10/2020 USD 59,700 8,172
LME Zinc Base Metal 1 10/2020 USD 60,269 9,600
LME Zinc Base Metal 3 10/2020 USD 179,292 16,423
LME Zinc Base Metal 3 10/2020 USD 179,325 13,617
LME Zinc Base Metal 3 10/2020 USD 179,354 14,339
LME Zinc Base Metal 4 10/2020 USD 239,319 10,312
LME Zinc Base Metal 5 10/2020 USD 298,891 25,504
LME Zinc Base Metal 6 10/2020 USD 358,650 24,606
LME Zinc Base Metal 11 10/2020 USD 657,525 50,091
LME Zinc Base Metal 11 10/2020 USD 657,577 44,072
NY Harbor ULSD 23 10/2020 USD 1,113,025 (82,471)
RBOB Gasoline 32 10/2020 USD 1,588,070 (15,994)
Brent Crude Oil 167 11/2020 USD 7,139,250 (68,894)
LME Aluminum Base Metal 3 11/2020 USD 130,908 1,420
LME Aluminum Base Metal 5 11/2020 USD 219,406 (2,776)
LME Aluminum Base Metal 8 11/2020 USD 351,150 (3,488)
LME Aluminum Base Metal 12 11/2020 USD 523,770 (2,731)
LME Aluminum Base Metal 12 11/2020 USD 523,905 (8,905)
LME Aluminum Base Metal 35 11/2020 USD 1,528,459 (20,975)
LME Aluminum Base Metal 41 11/2020 USD 1,800,669 (28,565)
LME Copper Base Metal 1 11/2020 USD 166,806 2,787
LME Copper Base Metal 1 11/2020 USD 166,819 199
LME Copper Base Metal 1 11/2020 USD 166,903 7,975
LME Copper Base Metal 2 11/2020 USD 333,810 16,522
LME Copper Base Metal 2 11/2020 USD 333,798 17,493
LME Copper Base Metal 3 11/2020 USD 500,419 9,757
LME Copper Base Metal 5 11/2020 USD 834,000 8,975
LME Copper Base Metal 7 11/2020 USD 1,168,239 37,364
LME Lead Base Metal 1 11/2020 USD 45,321 (2,331)
LME Lead Base Metal 2 11/2020 USD 90,543 (3,434)
LME Lead Base Metal 3 11/2020 USD 135,839 (4,027)
LME Lead Base Metal 4 11/2020 USD 181,473 (14,338)
LME Lead Base Metal 7 11/2020 USD 317,342 (17,627)
LME Lead Base Metal 8 11/2020 USD 363,442 (35,442)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 11/2020 USD $ 87,006 $ (2,397)
LME Nickel Base Metal 1 11/2020 USD 87,000 (1,156)
LME Nickel Base Metal 3 11/2020 USD 260,974 6,082
LME Nickel Base Metal 3 11/2020 USD 260,951 4,082
LME Nickel Base Metal 4 11/2020 USD 347,981 5,249
LME Nickel Base Metal 5 11/2020 USD 435,090 (23,067)
LME Nickel Base Metal 6 11/2020 USD 521,811 3,663
LME Zinc Base Metal 1 11/2020 USD 59,881 128
LME Zinc Base Metal 2 11/2020 USD 119,900 (1,506)
LME Zinc Base Metal 3 11/2020 USD 179,775 1,441
LME Zinc Base Metal 7 11/2020 USD 419,454 (14,567)
LME Zinc Base Metal 11 11/2020 USD 659,106 (21,350)
Natural Gas 4 11/2020 USD 124,680 (5,255)
NY Harbor ULSD 205 11/2020 USD 10,034,955 145,715
RBOB Gasoline 128 11/2020 USD 6,264,115 14,802
Soybean 270 11/2020 USD 13,817,250 1,852,518
100 oz Gold 149 12/2020 USD 28,242,950 800,870
Coffee 'C' 108 12/2020 USD 4,493,475 (392,952)
Copper 7 12/2020 USD 530,688 (303)
Corn 434 12/2020 USD 8,224,300 920,605
Cotton No. 2 51 12/2020 USD 1,677,645 21,574
Lean Hogs 12 12/2020 USD 302,880 (7,279)
Live Cattle 199 12/2020 USD 8,943,060 278,489
LME Aluminum Base Metal 1 12/2020 USD 44,100 (531)
LME Aluminum Base Metal 2 12/2020 USD 88,095 (361)
LME Aluminum Base Metal 3 12/2020 USD 131,923 (3,536)
LME Aluminum Base Metal 8 12/2020 USD 352,900 (3,004)
LME Aluminum Base Metal 9 12/2020 USD 396,900 (6,543)
LME Aluminum Base Metal 18 12/2020 USD 794,250 (4,137)
LME Aluminum Base Metal 19 12/2020 USD 835,853 (12,748)
LME Aluminum Base Metal 300 12/2020 USD 13,231,875 91,360
LME Copper Base Metal 1 12/2020 USD 166,865 (1,812)
LME Copper Base Metal 1 12/2020 USD 166,816 (2,536)
LME Copper Base Metal 1 12/2020 USD 166,847 (828)
LME Copper Base Metal 1 12/2020 USD 166,869 (2,759)
LME Copper Base Metal 2 12/2020 USD 333,513 (3,743)
LME Copper Base Metal 3 12/2020 USD 500,269 (2,520)
LME Copper Base Metal 3 12/2020 USD 500,269 8,899
LME Copper Base Metal 3 12/2020 USD 500,460 (1,450)
LME Copper Base Metal 5 12/2020 USD 833,781 (17,239)
LME Copper Base Metal 9 12/2020 USD 1,501,135 27,611
LME Copper Base Metal 261 12/2020 USD 43,552,744 1,852,750
LME Copper Base Metal 281 12/2020 USD 46,890,120 1,819,646
LME Lead Base Metal 1 12/2020 USD 45,534 (1,682)
LME Lead Base Metal 2 12/2020 USD 90,940 (7,761)
LME Lead Base Metal 2 12/2020 USD 91,095 (3,454)
LME Lead Base Metal 3 12/2020 USD 136,673 (4,766)
LME Lead Base Metal 3 12/2020 USD 136,702 (3,837)
LME Lead Base Metal 3 12/2020 USD 136,838 (307)
LME Lead Base Metal 4 12/2020 USD 182,207 (11,147)
LME Lead Base Metal 4 12/2020 USD 182,275 (4,811)
LME Lead Base Metal 80 12/2020 USD 3,644,500 (91,686)
LME Lead Base Metal 87 12/2020 USD 3,963,394 (57,386)
LME Nickel Base Metal 1 12/2020 USD 87,037 (7,226)
LME Nickel Base Metal 2 12/2020 USD 174,196 1,150
LME Nickel Base Metal 2 12/2020 USD 174,145 (3,580)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 2 12/2020 USD $ 174,156 $ 2,131
LME Nickel Base Metal 2 12/2020 USD 174,168 (4,878)
LME Nickel Base Metal 3 12/2020 USD 261,306 2,909
LME Nickel Base Metal 3 12/2020 USD 261,234 748
LME Nickel Base Metal 6 12/2020 USD 522,540 8,314
LME Nickel Base Metal 8 12/2020 USD 696,550 (14,114)
LME Zinc Base Metal 1 12/2020 USD 60,054 (2,916)
LME Zinc Base Metal 1 12/2020 USD 59,976 (4,375)
LME Zinc Base Metal 1 12/2020 USD 60,031 (3,572)
LME Zinc Base Metal 2 12/2020 USD 120,060 (471)
LME Zinc Base Metal 4 12/2020 USD 239,981 (10,231)
LME Zinc Base Metal 10 12/2020 USD 600,375 (22,424)
LME Zinc Base Metal 17 12/2020 USD 1,021,169 (9,969)
LME Zinc Base Metal 83 12/2020 USD 4,984,669 172,306
Silver 75 12/2020 USD 8,810,250 (998,450)
Soybean Meal 65 12/2020 USD 2,228,200 245,071
Soybean Oil 183 12/2020 USD 3,637,674 236,329
Wheat 47 12/2020 USD 1,358,300 102,971
Sugar No. 11 735 2/2021 USD 11,121,432 616,252
Platinum 49 8/2021 JPY 685,995 (40,618)
8,058,803
Short Contracts
LME Aluminum Base Metal (2) 10/2020 USD (87,159) (915)
LME Aluminum Base Metal (2) 10/2020 USD (86,763) (2,668)
LME Aluminum Base Metal (2) 10/2020 USD (86,788) (2,443)
LME Aluminum Base Metal (2) 10/2020 USD (86,954) (4,085)
LME Aluminum Base Metal (3) 10/2020 USD (130,500) (4,134)
LME Aluminum Base Metal (4) 10/2020 USD (173,642) (6,854)
LME Aluminum Base Metal (4) 10/2020 USD (174,272) (3,384)
LME Aluminum Base Metal (6) 10/2020 USD (259,892) (12,034)
LME Aluminum Base Metal (7) 10/2020 USD (303,319) (9,452)
LME Aluminum Base Metal (12) 10/2020 USD (520,425) (13,460)
LME Aluminum Base Metal (12) 10/2020 USD (518,700) (32,427)
LME Aluminum Base Metal (12) 10/2020 USD (524,850) (39,174)
LME Aluminum Base Metal (18) 10/2020 USD (782,888) (26,941)
LME Aluminum Base Metal (21) 10/2020 USD (909,290) (53,695)
LME Aluminum Base Metal (46) 10/2020 USD (2,001,518) (51,241)
LME Copper Base Metal (1) 10/2020 USD (166,844) (2,997)
LME Copper Base Metal (1) 10/2020 USD (166,799) (8,244)
LME Copper Base Metal (1) 10/2020 USD (166,838) (6,101)
LME Copper Base Metal (2) 10/2020 USD (333,738) (14,668)
LME Copper Base Metal (2) 10/2020 USD (333,692) (12,852)
LME Copper Base Metal (2) 10/2020 USD (333,675) (12,633)
LME Copper Base Metal (2) 10/2020 USD (333,825) (12,606)
LME Copper Base Metal (3) 10/2020 USD (500,556) (13,842)
LME Copper Base Metal (3) 10/2020 USD (493,050) (38,634)
LME Copper Base Metal (3) 10/2020 USD (500,100) (43,132)
LME Copper Base Metal (4) 10/2020 USD (667,442) (20,663)
LME Copper Base Metal (5) 10/2020 USD (833,865) (72,341)
LME Copper Base Metal (5) 10/2020 USD (834,500) (21,765)
LME Lead Base Metal (1) 10/2020 USD (45,050) (490)
LME Lead Base Metal (1) 10/2020 USD (45,175) 385
LME Lead Base Metal (1) 10/2020 USD (45,156) 595
LME Lead Base Metal (2) 10/2020 USD (90,375) 1,869
LME Lead Base Metal (3) 10/2020 USD (135,670) 3,515
LME Lead Base Metal (3) 10/2020 USD (135,450) 3,254

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (4) 10/2020 USD $ (180,861) $ 1,771
LME Lead Base Metal (5) 10/2020 USD (225,449) (2,464)
LME Lead Base Metal (13) 10/2020 USD (587,379) 4,759
LME Lead Base Metal (15) 10/2020 USD (677,063) 21,143
LME Lead Base Metal (16) 10/2020 USD (721,692) 11,111
LME Nickel Base Metal (1) 10/2020 USD (86,895) (7,179)
LME Nickel Base Metal (2) 10/2020 USD (173,838) (12,324)
LME Nickel Base Metal (2) 10/2020 USD (173,800) (12,306)
LME Nickel Base Metal (2) 10/2020 USD (173,876) (8,485)
LME Nickel Base Metal (2) 10/2020 USD (173,845) (15,246)
LME Nickel Base Metal (2) 10/2020 USD (173,844) (13,650)
LME Nickel Base Metal (4) 10/2020 USD (347,696) (22,818)
LME Nickel Base Metal (4) 10/2020 USD (347,700) (21,482)
LME Nickel Base Metal (4) 10/2020 USD (347,698) (22,215)
LME Nickel Base Metal (4) 10/2020 USD (347,694) (28,148)
LME Zinc Base Metal (1) 10/2020 USD (59,784) (4,636)
LME Zinc Base Metal (1) 10/2020 USD (60,269) (9,606)
LME Zinc Base Metal (1) 10/2020 USD (59,700) (8,228)
LME Zinc Base Metal (3) 10/2020 USD (179,292) (17,263)
LME Zinc Base Metal (3) 10/2020 USD (179,354) (14,787)
LME Zinc Base Metal (3) 10/2020 USD (179,325) (13,519)
LME Zinc Base Metal (4) 10/2020 USD (239,319) (9,529)
LME Zinc Base Metal (5) 10/2020 USD (298,891) (26,281)
LME Zinc Base Metal (6) 10/2020 USD (358,650) (27,018)
LME Zinc Base Metal (11) 10/2020 USD (657,577) (53,160)
LME Zinc Base Metal (11) 10/2020 USD (657,525) (47,607)
Feeder Cattle (4) 11/2020 USD (284,100) (4,378)
LME Aluminum Base Metal (3) 11/2020 USD (130,908) (2,367)
LME Aluminum Base Metal (5) 11/2020 USD (219,406) 2,454
LME Aluminum Base Metal (8) 11/2020 USD (351,150) 3,026
LME Aluminum Base Metal (12) 11/2020 USD (523,905) 8,860
LME Aluminum Base Metal (12) 11/2020 USD (523,770) (1,505)
LME Aluminum Base Metal (35) 11/2020 USD (1,528,459) 20,538
LME Aluminum Base Metal (41) 11/2020 USD (1,800,669) 23,996
LME Copper Base Metal (1) 11/2020 USD (166,806) (2,934)
LME Copper Base Metal (1) 11/2020 USD (166,903) (7,706)
LME Copper Base Metal (1) 11/2020 USD (166,819) (1,196)
LME Copper Base Metal (2) 11/2020 USD (333,798) (15,446)
LME Copper Base Metal (2) 11/2020 USD (333,810) (16,927)
LME Copper Base Metal (3) 11/2020 USD (500,419) (6,578)
LME Copper Base Metal (5) 11/2020 USD (834,000) (8,882)
LME Copper Base Metal (7) 11/2020 USD (1,168,239) (40,032)
LME Lead Base Metal (1) 11/2020 USD (45,321) 2,284
LME Lead Base Metal (2) 11/2020 USD (90,543) 3,101
LME Lead Base Metal (3) 11/2020 USD (135,839) 2,153
LME Lead Base Metal (4) 11/2020 USD (181,473) 14,664
LME Lead Base Metal (7) 11/2020 USD (317,342) 18,760
LME Lead Base Metal (8) 11/2020 USD (363,442) 34,732
LME Nickel Base Metal (1) 11/2020 USD (87,006) 2,181
LME Nickel Base Metal (1) 11/2020 USD (87,000) 1,347
LME Nickel Base Metal (3) 11/2020 USD (260,974) (5,990)
LME Nickel Base Metal (3) 11/2020 USD (260,951) (3,742)
LME Nickel Base Metal (4) 11/2020 USD (347,981) (4,899)
LME Nickel Base Metal (5) 11/2020 USD (435,090) 22,744
LME Nickel Base Metal (6) 11/2020 USD (521,811) (3,531)
LME Zinc Base Metal (1) 11/2020 USD (59,881) 78

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (2) 11/2020 USD $ (119,900) $ 1,614
LME Zinc Base Metal (3) 11/2020 USD (179,775) (1,343)
LME Zinc Base Metal (7) 11/2020 USD (419,454) 17,678
LME Zinc Base Metal (11) 11/2020 USD (659,106) 23,456
WTI Crude Oil (53) 11/2020 USD (2,144,910) (111,713)
Cocoa (18) 12/2020 USD (458,280) (28,055)
LME Aluminum Base Metal (1) 12/2020 USD (44,100) 472
LME Aluminum Base Metal (2) 12/2020 USD (88,095) 645
LME Aluminum Base Metal (3) 12/2020 USD (131,923) 4,193
LME Aluminum Base Metal (8) 12/2020 USD (352,900) 3,178
LME Aluminum Base Metal (9) 12/2020 USD (396,900) 6,273
LME Aluminum Base Metal (18) 12/2020 USD (794,250) 1,522
LME Aluminum Base Metal (19) 12/2020 USD (835,853) 12,451
LME Aluminum Base Metal (149) 12/2020 USD (6,571,831) (276,324)
LME Copper Base Metal (1) 12/2020 USD (166,847) 400
LME Copper Base Metal (1) 12/2020 USD (166,865) 1,828
LME Copper Base Metal (1) 12/2020 USD (166,869) 2,853
LME Copper Base Metal (1) 12/2020 USD (166,816) 2,881
LME Copper Base Metal (2) 12/2020 USD (333,513) 4,683
LME Copper Base Metal (3) 12/2020 USD (500,269) 675
LME Copper Base Metal (3) 12/2020 USD (500,269) (8,956)
LME Copper Base Metal (3) 12/2020 USD (500,460) 2,482
LME Copper Base Metal (5) 12/2020 USD (833,781) 18,706
LME Copper Base Metal (9) 12/2020 USD (1,501,135) (25,222)
LME Copper Base Metal (36) 12/2020 USD (6,007,275) (126,251)
LME Copper Base Metal (261) 12/2020 USD (43,552,744) (1,854,290)
LME Lead Base Metal (1) 12/2020 USD (45,534) 1,676
LME Lead Base Metal (2) 12/2020 USD (91,095) 3,400
LME Lead Base Metal (2) 12/2020 USD (90,940) 7,655
LME Lead Base Metal (3) 12/2020 USD (136,702) 3,665
LME Lead Base Metal (3) 12/2020 USD (136,838) 225
LME Lead Base Metal (3) 12/2020 USD (136,673) 4,394
LME Lead Base Metal (4) 12/2020 USD (182,207) 11,132
LME Lead Base Metal (4) 12/2020 USD (182,275) 4,367
LME Lead Base Metal (55) 12/2020 USD (2,505,594) 83,793
LME Lead Base Metal (87) 12/2020 USD (3,963,394) 56,875
LME Nickel Base Metal (1) 12/2020 USD (87,037) 7,280
LME Nickel Base Metal (2) 12/2020 USD (174,168) 5,366
LME Nickel Base Metal (2) 12/2020 USD (174,145) 3,642
LME Nickel Base Metal (2) 12/2020 USD (174,156) (1,894)
LME Nickel Base Metal (2) 12/2020 USD (174,196) (764)
LME Nickel Base Metal (3) 12/2020 USD (261,234) (1,087)
LME Nickel Base Metal (3) 12/2020 USD (261,306) (990)
LME Nickel Base Metal (8) 12/2020 USD (696,550) 16,098
LME Nickel Base Metal (71) 12/2020 USD (6,183,390) (123,343)
LME Zinc Base Metal (1) 12/2020 USD (60,031) 3,357
LME Zinc Base Metal (1) 12/2020 USD (60,054) 2,768
LME Zinc Base Metal (1) 12/2020 USD (59,976) 4,421
LME Zinc Base Metal (2) 12/2020 USD (120,060) 554
LME Zinc Base Metal (4) 12/2020 USD (239,981) 9,506
LME Zinc Base Metal (10) 12/2020 USD (600,375) 19,596
LME Zinc Base Metal (17) 12/2020 USD (1,021,169) 10,389
LME Zinc Base Metal (34) 12/2020 USD (2,041,913) 34,472
Low Sulphur Gasoil (199) 12/2020 USD (6,726,200) 43,580
Feeder Cattle (31) 1/2021 USD (2,174,650) (3,590)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Soybean (4) 1/2021 USD $ (205,450) $ (1,102)
(2,979,342)
$ 5,079,461

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 88.4%
COMMON STOCKS - 4.6%
Italy - 4.6%
A2A SpA (a) 3,675,331 5,338,467
Assicurazioni Generali SpA (a) 215,259 3,033,951
Autogrill SpA *(a) 75,028 338,761
Azimut Holding SpA (a) 69,967 1,263,389
Banco BPM SpA (a) 949,409 1,605,918
BPER Banca *(a) 684,219 1,593,771
Buzzi Unicem SpA (a) 76,572 1,779,041
DiaSorin SpA (a) 7,964 1,602,293
Enel SpA (a) 439,070 3,809,334
Hera SpA (a) 598,682 2,207,523
Intesa Sanpaolo SpA (a) 474,990 893,656
Italgas SpA (a) 369,239 2,328,734
Leonardo SpA (a) 689,152 4,025,094
Mediobanca Banca di Credito
Finanziario SpA (a) 53,436 418,720
Poste Italiane SpA (a)(b) 553,888 4,908,444
Prysmian SpA (a) 38,844 1,127,551
Terna Rete Elettrica Nazionale SpA
(a) 721,531 5,048,411
UniCredit SpA *(a) 61,776 510,407
Unipol Gruppo SpA *(a) 1,140,439 4,983,697
UnipolSai Assicurazioni SpA (a) 131,294 342,368
TOTAL COMMON STOCKS
(Cost $44,296,078) 47,159,530
SHORT-TERM INVESTMENTS - 83.8%
INVESTMENT COMPANIES - 44.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(c)(d) 104,581,555 104,581,555
Limited Purpose Cash Investment
Fund, 0.12% (1)(c)(e) 356,496,106 356,424,806
TOTAL INVESTMENT COMPANIES
(Cost $460,995,949) 461,006,361
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 39.0%
U.S. Treasury Bills
0.29%, 10/15/2020 (f) $ 9,840,000 9,839,703
0.15%, 10/22/2020 (f) 13,003,000 13,002,374
0.15%, 10/29/2020 (f) 28,703,000 28,700,935
0.13%, 11/5/2020 (f) 3,360,000 3,359,714
0.16%, 11/12/2020 (f) 23,774,000 23,771,469
0.12%, 2/18/2021 (f)(g) 49,213,000 49,193,862
0.12%, 2/25/2021 (f)(g) 89,099,000 89,062,164
0.09%, 3/4/2021 (f) 49,000,000 48,979,039
0.09%, 3/11/2021 (f) 49,000,000 48,977,538
0.12%, 3/18/2021 (f)(g) 34,421,000 34,404,134
0.10%, 3/25/2021 (f)(h) 52,136,000 52,108,755
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $401,389,583) 401,399,687
TOTAL SHORT-TERM INVESTMENTS
(Cost $862,385,532) 862,406,048
TOTAL LONG POSITIONS
(Cost $906,681,610) 909,565,578
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (4.9)%
COMMON STOCKS - (4.9)%
Canada - (0.4)%
SNC-Lavalin Group, Inc. (1) (259,557) (4,161,723)
Italy - (4.1)%
Amplifon SpA * (107,103) (3,830,047)
Atlantia SpA * (254,553) (3,986,623)
Davide Campari-Milano NV (623,176) (6,801,615)
Eni SpA (144,651) (1,130,603)
Ferrari NV (45,219) (8,298,543)
FinecoBank Banca Fineco SpA * (95,108) (1,309,991)
Freni Brembo SpA * (273,237) (2,732,398)
Infrastrutture Wireless Italiane SpA
(b) (302,294) (3,334,997)
Moncler SpA * (34,988) (1,431,763)
Nexi SpA *(b) (88,755) (1,778,848)
Pirelli & C SpA *(b) (313,017) (1,341,195)
Recordati Industria Chimica e
Farmaceutica SpA (36,697) (1,879,805)
Saipem SpA (116,793) (200,880)
Salvatore Ferragamo SpA * (32,378) (476,510)
Snam SpA (386,991) (1,990,207)
Telecom Italia SpA (2,045,277) (819,756)
(41,343,781)
—
Portugal - 0.0% ( i )
Banco Espirito Santo SA
(Registered) (3)*(j) (216,618) (3)
United Kingdom - (0.4)%
CNH Industrial NV * (573,568) (4,436,175)
United States - 0.0% ( i )
Tenaris SA (65,583) (326,739)
TOTAL COMMON STOCKS
(Proceeds $(54,164,766)) (50,268,421)
TOTAL SHORT POSITIONS
(Proceeds $(54,164,766)) (50,268,421)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 83.5%
(Cost $852,516,844) 859,297,157
OTHER ASSETS IN EXCESS OF
LIABILITIES - 16.5% (k) 169,986,775
NET ASSETS - 100.0% 1,029,283,932

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $47,323,768. In addition,
$8,450,305 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $(1,546,596), which represents approximately (0.15)% of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2020.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended September 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap and futures contracts.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Represents less than 0.05% of net assets.
(j) Security fair valued as of September 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2020 amounted to $(3), which represents approximately (0.00)% of net assets of the fund.
(k) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (4,154,753) (0.4) %
Consumer Discretionary (13,941,649) (1.3)
Consumer Staples (6,801,615) (0.7)
Energy (1,658,222) (0.2)
Financials 18,244,328 1.8
Health Care (4,107,559) (0.4)
Industrials (7,431,876) (0.7)
Information Technology (1,778,848) (0.2)
Materials 1,779,041 0.2
Utilities 16,742,262 1.6
Short-Term Investments 862,406,048 83.8
Total Investments In Securities
At Value 859,297,157 83.5
Other Assets in Excess of
Liabilities (k) 169,986,775 16.5
Net Assets
$ 1,029,283,932 100.0%
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2020
Shares
Held At
9/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 34.6%
INVESTMENT COMPANIES - 34.6%
Limited Purpose
Cash Investment
Fund,
0.12% (1)(a)
(Cost $356,414,394) $806,746,055 $2,238,154,788 $(2,688,897,180) $602,978 $(181,835) $356,424,806 356,496,106 $3,621,159 $–
(a) Represents 7-day effective yield as of September 30, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Forward effective interest rate swap contracts outstanding as of September 30, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month BA Quarterly 1.25% Semi-Annually 12/14/2022 CAD 524,900,000 $ 5,029,358 $ 651,267 $ 5,680,625
Pay 3 Month BA Quarterly 0.75% Semi-Annually 3/15/2023 CAD 293,000,000 708,912 156,247 865,159
Pay 3 Month BBR Quarterly 0.50% Quarterly 12/08/2022 AUD 166,600,000 581,768 356,355 938,123
Pay 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 148,100,000 4,606,524 (658,400) 3,948,124
Pay 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 12/16/2022 GBP 1,440,300,000 11,238,843 4,137,340 15,376,183
Pay 6 Month LIBOR
Semi-Annually 0.25% Semi-Annually 3/17/2023 GBP 131,000,000 543,055 (28,380) 514,675
Receive 3 Month BA Quarterly 1.00% Semi-Annually 3/17/2031 CAD 61,600,000 458,022 40,310 498,332
Receive 6 Month EURIBOR
Semi-Annually 0.50% Annually 12/16/2022 EUR 574,700,000 1,166,171 (951,464) 214,707
24,332,653 3,703,275 28,035,928
Pay 3 Month BBR Quarterly 0.00% Quarterly 12/08/2022 AUD 228,700,000 (702,269) 356,877 (345,392)
Pay 3 Month BBR Quarterly 0.00% Quarterly 3/09/2023 AUD 26,700,000 (59,548) 14,519 (45,029)
Pay 3 Month LIBOR
Quarterly 0.75% Semi-Annually 3/17/2031 USD 56,700,000 201,773 (242,664) (40,891)
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2030 EUR 114,000,000 (2,110,580) 1,636,382 (474,198)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 17,055,500,000 (814,640) 284,612 (530,028)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 3/19/2031 JPY 3,616,100,000 (208,431) 68,601 (139,830)
Receive 3 Month BA Quarterly 1.50% Semi-Annually 12/16/2030 CAD 107,700,000 (3,266,891) (36,788) (3,303,679)
Receive 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 722,000,000 (7,788,800) (15,206) (7,804,006)
Receive 3 Month LIBOR
Quarterly 0.25% Semi-Annually 3/17/2023 USD 279,500,000 (234,660) 41,868 (192,792)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 12/12/2030 AUD 81,500,000 (609,721) (464,078) (1,073,799)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 3/13/2031 AUD 5,500,000 (55,961) (1,622) (57,583)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 84,375,900,000 (480,296) (487,949) (968,245)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 3/15/2023 JPY 18,067,700,000 (113,736) (96,826) (210,562)
Receive 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 12/16/2030 GBP 287,100,000 (12,621,783) 89,122 (12,532,661)
Receive 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 3/17/2031 GBP 26,000,000 (99,537) (144,335) (243,872)
(28,965,080) 1,002,513 (27,962,567)
$ (4,632,427) $ 4,705,788 $ 73,361
(a) Floating rate indices at September 30, 2020 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.09%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.51%
3 Month London Interbank Offered Rate (''LIBOR''): 0.23%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.12%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.48)%

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/30/2020 TRY 27,015,720 $ 69,522
Corn December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 11/20/2020 USD 5,249,150 100,980
DTOP Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 12/17/2020 ZAR (8,737,150) 17,833
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/29/2020 HKD 432,283,500 173,004
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/29/2020 HKD 34,237,000 10,427
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/29/2020 HKD 113,029,000 37,122
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 10/14/2020 BRL (211,874,880) 3,074,318
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 12/10/2020 KRW 77,487,500 1,431
Tel Aviv Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2020 ILS (12,165,888) 3,686
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 12/18/2020 PLN (2,157,120) 14,362
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.10%) Monthly CITI 12/16/2020 AUD (47,266,133) 501,757
MSCI Israel Daily
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (0.05%) Monthly JPMC 12/16/2020 USD (214,268) 835
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.50%) Monthly CITI 12/16/2020 EUR (17,037,853) 363,400

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2020 MXN 92,956,597 $ 192,905
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2020 EUR 67,443,194 1,779,234
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.22%) Monthly CITI 12/16/2020 GBP (1,570,763) 24,599
6,365,415
Corn December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 11/20/2020 USD (11,938,500) (1,665,027)
Corn December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 11/20/2020 USD (8,963,350) (1,245,181)
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 10/29/2020 USD (7,427,640) (38,598)
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/29/2020 USD (2,003,212) (3,085)
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/29/2020 USD (1,823,148) (3,719)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 12/18/2020 CHF 135,956,400 (4,272,850)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/21/2020 TWD 74,838,000 (43,544)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.55%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2020 CAD 7,670,039 (100,012)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.75%) Monthly CITI 12/17/2020 ZAR (320,871,501) $ (3,397)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.23%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2020 EUR 18,121,249 (442,276)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2020 SEK 63,210,433 (3,195)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2020 CHF 41,546,987 (101,689)
(7,922,573)
$ (1,557,158)
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 801 10/2020 EUR $ 102,850,030 $ (1,284,118)
Brent Crude Oil 224 10/2020 USD 9,475,200 30,762
CAC 40 10 Euro Index 833 10/2020 EUR 46,889,008 (2,103,615)
FTSE Bursa Malaysia KLCI Index 588 10/2020 MYR 10,637,204 (26,594)
HSCEI 53 10/2020 HKD 3,207,334 7,286
IBEX 35 Index 494 10/2020 EUR 38,981,824 (1,049,046)
LME Copper Base Metal 2 10/2020 USD 333,400 29,277
LME Copper Base Metal 5 10/2020 USD 821,750 66,517
LME Copper Base Metal 28 10/2020 USD 4,669,644 388,053
LME Copper Base Metal 89 10/2020 USD 14,845,089 765,925
MSCI Taiwan Index 1,011 10/2020 USD 49,842,300 903,737
OMXS30 Index 2,632 10/2020 SEK 53,817,896 371,744
WTI Crude Oil 52 10/2020 USD 2,091,440 127,613

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 5 11/2020 USD $ 834,031 $ 20,064
LME Copper Base Metal 27 11/2020 USD 4,503,600 63,489
Soybean 812 11/2020 USD 41,554,100 5,938,904
3 Month Canadian Bankers Acceptance 809 12/2020 CAD 151,108,417 44,524
3 Month Euro Euribor 621 12/2020 EUR 182,942,079 89,622
Australia 10 Year Bond 2,301 12/2020 AUD 246,213,001 2,042,775
Canada 10 Year Bond 758 12/2020 CAD 86,419,571 (78,246)
Copper 33 12/2020 USD 2,501,813 51,567
Japan 10 Year Bond 624 12/2020 JPY 899,982,364 1,534,864
KOSPI 200 Index 398 12/2020 KRW 26,370,265 (455,413)
LME Copper Base Metal 322 12/2020 USD 53,731,738 921,815
MEX BOLSA Index 97 12/2020 MXN 1,643,448 34,785
S&P/TSX 60 Index 166 12/2020 CAD 23,973,414 (61,720)
SET50 Index 304 12/2020 THB 1,493,929 (30,177)
Silver 122 12/2020 USD 14,331,340 (2,195,938)
TOPIX Index 1,712 12/2020 JPY 263,865,358 4,782,353
U.S. Treasury 10 Year Note 3,886 12/2020 USD 542,218,438 (24,812)
3 Month Canadian Bankers Acceptance 1,836 3/2021 CAD 342,970,260 88,886
3 Month Euro Euribor 3,187 3/2021 EUR 938,960,415 548,035
3 Month Canadian Bankers Acceptance 1,838 6/2021 CAD 343,326,612 99,772
3 Month Euro Euribor 3,187 6/2021 EUR 939,053,830 482,094
3 Month Canadian Bankers Acceptance 1,419 9/2021 CAD 265,020,136 37,536
3 Month Euro Euribor 2,486 9/2021 EUR 732,576,106 223,559
12,385,879
Short Contracts
LME Copper Base Metal (2) 10/2020 USD (333,400) (28,755)
LME Copper Base Metal (5) 10/2020 USD (821,750) (64,390)
LME Copper Base Metal (28) 10/2020 USD (4,669,644) (404,793)
LME Copper Base Metal (89) 10/2020 USD (14,845,089) (734,361)
MSCI Singapore Index (618) 10/2020 SGD (12,798,696) 28,614
Natural Gas (1,203) 10/2020 USD (30,399,810) 3,500,811
SGX NIFTY 50 Index (695) 10/2020 USD (15,643,060) (71,183)
LME Copper Base Metal (5) 11/2020 USD (834,031) (18,294)
LME Copper Base Metal (27) 11/2020 USD (4,503,600) (59,809)
100 oz Gold (264) 12/2020 USD (50,041,200) 759,185
3 Month Sterling (1,442) 12/2020 GBP (232,399,520) (246,429)
ASX 90 Day Bank Accepted Bill (121) 12/2020 AUD (86,651,295) (18,245)
DAX Index (290) 12/2020 EUR (108,624,855) 3,362,953
EURO STOXX 50 Index (5,098) 12/2020 EUR (190,910,176) 4,506,500
Euro-Bund (3,153) 12/2020 EUR (645,154,171) (6,002,655)
FTSE/JSE Top 40 Index (559) 12/2020 ZAR (16,814,053) 358,944
FTSE/MIB Index (1,023) 12/2020 EUR (113,734,656) 3,827,056
Long Gilt (1,275) 12/2020 GBP (223,927,662) 747,490
S&P 500 E-Mini Index (257) 12/2020 USD (43,073,200) 23,970
SPI 200 Index (1,618) 12/2020 AUD (168,097,358) 2,542,257
3 Month Sterling (4,717) 3/2021 GBP (760,518,291) (656,254)
ASX 90 Day Bank Accepted Bill (653) 3/2021 AUD (467,630,540) (57,170)
3 Month Sterling (4,809) 6/2021 GBP (775,700,428) (670,338)
ASX 90 Day Bank Accepted Bill (792) 6/2021 AUD (567,172,110) (92,220)
3 Month Sterling (3,753) 9/2021 GBP (605,517,046) (83,478)
ASX 90 Day Bank Accepted Bill (590) 9/2021 AUD (422,493,743) (40,955)
10,408,451
$ 22,794,330

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 29,887,000 USD 4,339,130 CITI
**
12/16/2020 $ 43,036
CNY 29,887,000 USD 4,339,135 JPMC
**
12/16/2020 43,028
EUR 1,938,505 USD 2,259,743 CITI 12/16/2020 17,060
EUR 1,938,495 USD 2,259,734 JPMC 12/16/2020 17,057
ILS 6,750,000 USD 1,953,217 CITI 12/16/2020 19,501
ILS 6,750,000 USD 1,953,220 JPMC 12/16/2020 19,499
INR 1,158,843,264 USD 15,439,341 CITI
**
12/16/2020 186,956
INR 1,158,843,252 USD 15,439,360 JPMC
**
12/16/2020 186,937
JPY 4,033,144,175 USD 38,062,745 CITI 12/16/2020 219,766
JPY 4,033,144,181 USD 38,062,793 JPMC 12/16/2020 219,720
KRW 6,300,000,000 USD 5,382,283 CITI
**
12/16/2020 21,410
KRW 6,300,000,000 USD 5,382,290 JPMC
**
12/16/2020 21,403
MXN 42,000,000 USD 1,870,040 CITI 12/16/2020 12,846
MXN 42,000,000 USD 1,870,043 JPMC 12/16/2020 12,843
NOK 20,107,091 USD 2,155,659 CITI 12/16/2020 475
NOK 20,107,091 USD 2,155,662 JPMC 12/16/2020 472
NZD 19,817,464 USD 12,955,197 CITI 12/16/2020 154,154
NZD 19,817,464 USD 12,955,214 JPMC 12/16/2020 154,138
SEK 257,190,000 USD 28,302,540 CITI 12/16/2020 443,333
SEK 257,190,000 USD 28,302,575 JPMC 12/16/2020 443,297
SGD 7,827,751 USD 5,726,360 CITI 12/16/2020 8,634
SGD 7,827,750 USD 5,726,367 JPMC 12/16/2020 8,627
TWD 196,868,160 USD 6,784,337 CITI
**
12/16/2020 92,950
TWD 196,868,156 USD 6,784,346 JPMC
**
12/16/2020 92,941
USD 29,512,563 BRL 162,827,519 CITI
**
12/16/2020 581,132
USD 29,512,526 BRL 162,827,515 JPMC
**
12/16/2020 581,095
USD 57,717,882 CAD 75,757,828 CITI 12/16/2020 803,324
USD 57,717,805 CAD 75,757,822 JPMC 12/16/2020 803,251
USD 29,356,755 CHF 26,528,667 CITI 12/16/2020 486,245
USD 29,356,715 CHF 26,528,664 JPMC 12/16/2020 486,208
USD 856,634 DKK 5,386,212 CITI 12/16/2020 7,058
USD 856,633 DKK 5,386,211 JPMC 12/16/2020 7,057
USD 8,197,917 EUR 6,899,195 CITI 12/16/2020 94,709
USD 8,197,885 EUR 6,899,177 JPMC 12/16/2020 94,698
USD 382,347 GBP 295,000 CITI 12/16/2020 1,502
USD 382,346 GBP 295,000 JPMC 12/16/2020 1,501
USD 13,538,955 HUF 4,039,500,000 CITI 12/16/2020 525,661
USD 13,538,938 HUF 4,039,500,000 JPMC 12/16/2020 525,644
USD 16,102,767 ILS 54,553,045 CITI 12/16/2020 159,391
USD 16,102,747 ILS 54,553,046 JPMC 12/16/2020 159,370
USD 4,725,897 INR 350,000,000 CITI
**
12/16/2020 6,359
USD 4,725,891 INR 350,000,000 JPMC
**
12/16/2020 6,354
USD 4,337,454 MXN 94,000,000 CITI 12/16/2020 123,377
USD 4,337,449 MXN 94,000,000 JPMC 12/16/2020 123,370
USD 91,323,958 NOK 808,267,963 CITI 12/16/2020 4,651,353
USD 91,323,842 NOK 808,267,952 JPMC 12/16/2020 4,651,239
USD 5,374,885 PLN 19,999,998 CITI 12/16/2020 199,632
USD 5,374,879 PLN 19,999,998 JPMC 12/16/2020 199,626
USD 2,595 SEK 22,728 CITI 12/16/2020 54
USD 2,594 SEK 22,725 JPMC 12/16/2020 54
ZAR 175,500,000 USD 10,245,861 CITI 12/17/2020 135,224
ZAR 175,500,000 USD 10,245,874 JPMC 12/17/2020 135,211
Total unrealized appreciation 17,989,782
AUD 127,670,992 USD 92,928,225 CITI 12/16/2020 (1,464,725)
AUD 127,670,997 USD 92,928,344 JPMC 12/16/2020 (1,464,843)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 45,000,000 USD 8,202,051 CITI
**
12/16/2020 $ (206,385)
BRL 45,000,000 USD 8,202,061 JPMC
**
12/16/2020 (206,394)
CAD 4,802,000 USD 3,662,099 CITI 12/16/2020 (54,502)
CAD 4,802,000 USD 3,662,104 JPMC 12/16/2020 (54,507)
CHF 8,563,500 USD 9,405,907 CITI 12/16/2020 (86,456)
CHF 8,563,500 USD 9,405,918 JPMC 12/16/2020 (86,467)
CNY 54,783,000 USD 8,057,242 CITI
**
12/16/2020 (24,713)
CNY 54,783,000 USD 8,057,252 JPMC
**
12/16/2020 (24,723)
EUR 20,880,004 USD 24,897,423 CITI 12/16/2020 (373,544)
EUR 20,879,996 USD 24,897,444 JPMC 12/16/2020 (373,575)
GBP 112,549,621 USD 148,985,647 CITI 12/16/2020 (3,684,083)
GBP 112,549,628 USD 148,985,842 JPMC 12/16/2020 (3,684,267)
ILS 387,500 USD 114,051 CITI 12/16/2020 (803)
ILS 387,500 USD 114,052 JPMC 12/16/2020 (803)
INR 386,281,088 USD 5,229,097 CITI
**
12/16/2020 (20,331)
INR 386,281,086 USD 5,229,103 JPMC
**
12/16/2020 (20,338)
KRW 3,700,000,000 USD 3,182,189 CITI
**
12/16/2020 (8,592)
KRW 3,700,000,000 USD 3,182,193 JPMC
**
12/16/2020 (8,596)
MXN 717,567,170 USD 32,522,303 CITI 12/16/2020 (353,321)
MXN 717,567,171 USD 32,522,344 JPMC 12/16/2020 (353,361)
NOK 153,597,161 USD 16,655,286 CITI 12/16/2020 (184,677)
NOK 153,597,174 USD 16,655,308 JPMC 12/16/2020 (184,699)
NZD 30,227,464 USD 20,200,405 CITI 12/16/2020 (204,786)
NZD 30,227,465 USD 20,200,431 JPMC 12/16/2020 (204,811)
SEK 173,011,592 USD 19,766,571 CITI 12/16/2020 (429,237)
SEK 173,011,593 USD 19,766,596 JPMC 12/16/2020 (429,262)
TWD 30,000,000 USD 1,056,714 CITI
**
12/16/2020 (8,710)
TWD 30,000,000 USD 1,056,715 JPMC
**
12/16/2020 (8,711)
USD 22,773,680 AUD 32,283,000 CITI 12/16/2020 (353,861)
USD 22,773,652 AUD 32,283,000 JPMC 12/16/2020 (353,890)
USD 88,824 BRL 500,000 CITI
**
12/16/2020 (17)
USD 88,824 BRL 500,000 JPMC
**
12/16/2020 (17)
USD 8,003,664 CAD 10,721,000 CITI 12/16/2020 (50,699)
USD 8,003,654 CAD 10,721,000 JPMC 12/16/2020 (50,708)
USD 22,997,001 CNY 159,516,004 CITI
**
12/16/2020 (391,951)
USD 22,996,971 CNY 159,515,996 JPMC
**
12/16/2020 (391,980)
USD 210,712 EUR 180,500 CITI 12/16/2020 (1,288)
USD 210,712 EUR 180,500 JPMC 12/16/2020 (1,288)
USD 63,550,755 GBP 49,613,000 CITI 12/16/2020 (499,629)
USD 63,550,675 GBP 49,613,000 JPMC 12/16/2020 (499,708)
USD 8,818,327 INR 655,000,000 CITI
**
12/16/2020 (13,950)
USD 8,818,316 INR 655,000,000 JPMC
**
12/16/2020 (13,962)
USD 14,246,984 KRW 16,889,834,480 CITI
**
12/16/2020 (239,917)
USD 14,246,966 KRW 16,889,834,480 JPMC
**
12/16/2020 (239,935)
USD 4,188,723 MXN 95,000,000 CITI 12/16/2020 (70,187)
USD 4,188,718 MXN 95,000,000 JPMC 12/16/2020 (70,191)
USD 841,224 SGD 1,150,000 CITI 12/16/2020 (1,322)
USD 841,223 SGD 1,150,000 JPMC 12/16/2020 (1,323)
Total unrealized depreciation (17,456,045)
Net unrealized appreciation $ 533,737
** Non-deliverable forward.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Total Return Basket Swaps Outstanding at September 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (-0.20% to
0.20%), which is denominated in USD
based on the local currencies of the
positions within the swap.
54 months
maturity
02/25/2025 $4,139,915 $(141,870) $(8,959) $(150,829)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-1.19% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
03/25/2021
- 11/26/2021 $790,977,095 $3,902,203 $12,859 $3,915,062
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 55,577 5,688,306 282,145 7.2
Alphabet, Inc. 7,519 11,019,846 199,554 5.1
Amazon.com, Inc. 2,088 6,574,548 111,917 2.9
Amdocs Ltd. 74,842 4,296,679 (8,233) (0.2)
ANSYS, Inc. 12,647 4,138,478 190,590 4.9
Anthem, Inc. 17,293 4,644,727 230,689 5.9
AutoNation, Inc. 87,879 4,651,435 90,515 2.3
Best Buy Co., Inc. 43,638 4,856,473 232,154 5.9
Booking Holdings, Inc. 4,287 7,333,685 219,687 5.6
Cerner Corp. 97,359 7,038,082 290,130 7.4
Cummins, Inc. 18,530 3,912,795 46,881 1.2
Eaton Corp. plc 38,977 3,976,823 80,682 2.1
eBay, Inc. 147,153 7,666,671 (55,918) (1.4)
Electronic Arts, Inc. 36,396 4,746,402 (28,389) (0.7)
Facebook, Inc. 41,301 10,816,732 292,411 7.5
Fortune Brands Home & Security, Inc. 70,025 6,058,563 236,685 6.0
Globus Medical, Inc. 80,516 3,987,152 24,960 0.6
Humana, Inc. 13,863 5,737,757 180,774 4.6
MasTec , Inc. 95,441 4,027,610 12,267 0.3

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Murphy USA, Inc. 38,486 4,936,599 (100,833) (2.6)
Owens Corning 70,843 4,874,707 133,185 3.4
Quanta Services, Inc. 105,484 5,575,884 121,307 3.1
Qurate Retail, Inc. 632,999 4,544,933 12,660 0.3
Regal Beloit Corp. 56,926 5,343,644 47,249 1.2
Skyworks Solutions, Inc. 33,076 4,812,558 248,070 6.3
Synaptics , Inc. 49,108 3,949,265 105,530 2.7
Synopsys, Inc. 20,282 4,339,942 111,145 2.8
Target Corp. 48,302 7,603,701 148,287 3.8
Veeva Systems, Inc. 28,235 7,939,400 204,139 5.2
Williams-Sonoma, Inc. 45,783 4,140,615 163,903 4.2
World Fuel Services Corp. 201,318 4,265,928 (21,943) (0.6)
Yelp, Inc. 200,980 4,037,688 64,504 1.6
Short Positions
Common Stocks
United States
Apache Corp. (638,545) (6,047,021) 295,014 7.5
Axon Enterprise, Inc. (44,171) (4,006,310) (143,044) (3.7)
Baker Hughes Co. (410,671) (5,457,818) (56,145) (1.4)
Boeing Co. (The) (69,173) (11,431,530) (638,467) (16.3)
Coupa Software, Inc. (16,622) (4,558,417) 5,218 0.1
Covetrus , Inc. (305,542) (7,455,225) (435,397) (11.1)
Cree, Inc. (72,574) (4,625,867) (269,975) (6.9)
Devon Energy Corp. (427,320) (4,042,447) (52,363) (1.3)
Five Below, Inc. (41,913) (5,322,951) 102,268 2.6
HealthEquity , Inc. (109,533) (5,626,710) (416,225) (10.6)
Hess Corp. (166,038) (6,795,935) (72,566) (1.9)
Insulet Corp. (17,432) (4,124,237) (220,166) (5.6)
Pinterest, Inc. (99,411) (4,126,551) (149,688) (3.8)
Schlumberger NV (379,540) (5,905,642) 141,562 3.6
Slack Technologies, Inc. (283,917) (7,626,011) 111,985 2.9
Targa Resources Corp. (288,914) (4,053,463) 42,981 1.1
Trex Co., Inc. (63,921) (4,576,744) (198,155) (5.1)
Williams Cos., Inc. (The) (241,210) (4,739,776) 79,599 2.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
1-61 months
maturity
ranging from
10/01/2020
- 10/01/2025 $144,114,989 $(1,878,980) $320,497 $(1,558,483)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 1,020,073 9,960,328 (900,243) 57.8
Ansell Ltd. 72,187 1,920,361 44,647 (2.9)
Aristocrat Leisure Ltd. 71,842 1,566,770 93,169 (6.0)
Aurizon Holdings Ltd. 437,999 1,347,448 7,499 (0.5)
Beach Energy Ltd. 5,249,665 5,035,309 (10,884) 0.7
BlueScope Steel Ltd. 465,226 4,286,507 (46,347) 3.0
Boral Ltd. 328,976 1,087,112 133,602 (8.6)
carsales.com Ltd. 106,827 1,600,323 64,049 (4.1)
Coca-Cola Amatil Ltd. 272,976 1,868,492 88,067 (5.7)
Crown Resorts Ltd. 176,641 1,122,103 (43,819) 2.8
Flight Centre Travel Group Ltd. 223,052 2,241,200 159,111 (10.2)
Fortescue Metals Group Ltd. 691,707 8,126,195 (753,367) 48.3
Harvey Norman Holdings Ltd. 1,680,905 5,470,924 375,643 (24.1)
Incitec Pivot Ltd. 815,308 1,194,598 (37,807) 2.4
JB Hi-Fi Ltd. 123,952 4,214,368 34,407 (2.2)
Qube Holdings Ltd. 613,501 1,116,701 (36,486) 2.3
South32 Ltd. 787,690 1,168,976 (44,176) 2.8
Star Entertainment Grp Ltd. (The) 897,697 1,980,280 22,808 (1.5)
Tabcorp Holdings Ltd. 803,463 1,934,835 (97,618) 6.3
Treasury Wine Estates Ltd. 357,733 2,298,528 (22,711) 1.5
Wesfarmers Ltd. 34,351 1,098,005 (15,665) 1.0
Worley Ltd. 291,488 2,031,594 16,807 (1.1)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (22,520) (1,327,433) (129,862) 8.3
Alumina Ltd. (1,007,523) (1,003,913) 60,094 (3.9)
AMP Ltd. (4,034,056) (3,798,754) 573,418 (36.8)
APA Group (968,983) (7,203,112) (109,830) 7.0
Atlas Arteria Ltd. (496,143) (2,178,930) (10,726) 0.7
AusNet Services (1,288,327) (1,739,157) (37,960) 2.4
Challenger Ltd. (1,116,126) (3,105,940) (41,114) 2.6
Cochlear Ltd. (10,534) (1,504,978) (76,080) 4.9
Coles Group Ltd. (81,886) (997,599) (7,354) 0.5
CSL Ltd. (13,041) (2,693,838) (67,464) 4.3
Insurance Australia Group Ltd. (841,116) (2,661,642) 185,541 (11.9)
Magellan Financial Group Ltd. (39,181) (1,615,981) (16,573) 1.1
Medibank Pvt Ltd. (2,682,490) (4,840,279) (34,240) 2.2
National Australia Bank Ltd. (102,144) (1,312,239) (39,327) 2.5
Newcrest Mining Ltd. (41,442) (939,736) (12,172) 0.8
NEXTDC Ltd. (107,263) (951,865) (118,247) 7.6
Oil Search Ltd. (542,261) (1,037,201) 105,522 (6.8)
Qantas Airways Ltd. (456,133) (1,337,674) (55,909) 3.6
QBE Insurance Group Ltd. (608,132) (3,782,603) 342,482 (22.0)
Ramsay Health Care Ltd. (38,734) (1,846,790) (64,897) 4.2
SEEK Ltd. (156,512) (2,414,426) (268,216) 17.2
Sonic Healthcare Ltd. (67,942) (1,613,432) (71,505) 4.6
Spark Infrastructure Group (1,001,943) (1,471,916) 21,869 (1.4)
Sydney Airport (686,893) (2,916,872) (213,340) 13.7
Transurban Group (416,494) (4,252,778) (150,580) 9.7
Washington H Soul Pattinson & Co. Ltd. (55,572) (943,958) (109,358) 7.0
Woolworths Group Ltd. (71,703) (1,874,939) 15,925 (1.0)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
James Hardie Industries plc (286,070) (6,857,614) (678,423) 43.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.08% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/13/2025
- 09/22/2025 $86,787,868 $(1,671,857) $29,777 $(1,642,080)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 654,000 1,733,745 (149,636) 9.1
Hong Kong
CK Asset Holdings Ltd. 1,067,500 5,245,412 (407,128) 24.8
CLP Holdings Ltd. 276,500 2,581,751 (111,637) 6.8
Henderson Land Development Co. Ltd. 412,580 1,531,959 (21,877) 1.3
Hysan Development Co. Ltd. 193,000 580,430 (27,205) 1.7
Kerry Properties Ltd. 358,000 920,718 (26,243) 1.6
Melco International Development Ltd. 1,115,000 1,964,800 (367,036) 22.4
New World Development Co. Ltd. 595,000 2,904,618 (102,810) 6.3
NWS Holdings Ltd. 1,703,000 1,300,758 (95,157) 5.8
Sino Land Co. Ltd. 366,000 428,479 (23,942) 1.5
Sun Hung Kai Properties Ltd. 320,500 4,130,132 (9,461) 0.6
Swire Pacific Ltd. 150,500 728,643 (47,777) 2.9
WH Group Ltd. 6,047,000 4,932,580 (163,388) 10.0
Yue Yuen Industrial Holdings Ltd. 1,840,500 2,982,877 23,431 (1.4)
Macau
Galaxy Entertainment Group Ltd. 26,000 175,778 (17,291) 1.1
SJM Holdings Ltd. 872,000 1,033,725 (98,180) 6.0
United Kingdom
CK Hutchison Holdings Ltd. 1,278,500 7,747,396 (290,607) 17.7
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (1,556,000) (4,551,053) 498,385 (30.4)
Minth Group Ltd. (748,000) (3,266,323) (452,256) 27.5
Hong Kong
AIA Group Ltd. (451,400) (4,486,960) 233,780 (14.2)
ASM Pacific Technology Ltd. (135,400) (1,386,110) (6,786) 0.4
Hang Lung Properties Ltd. (1,022,000) (2,604,633) 73,750 (4.5)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Hang Seng Bank Ltd. (16,600) (245,925) 14,961 (0.9)
HKT Trust & HKT Ltd. (27,000) (35,837) 1,509 (0.1)
Hong Kong & China Gas Co. Ltd. (8,770,920) (12,735,712) 230,547 (14.0)
MTR Corp. Ltd. (611,512) (3,034,878) 117,348 (7.1)
Power Assets Holdings Ltd. (229,500) (1,209,639) 41,498 (2.5)
Swire Properties Ltd. (1,042,600) (2,762,456) 51,966 (3.2)
Techtronic Industries Co. Ltd. (92,500) (1,229,853) (97,183) 5.9
Vitasoy International Holdings Ltd. (522,000) (2,035,529) (223,695) 13.6
Wharf Real Estate Investment Co. Ltd. (1,014,000) (4,156,449) 4,291 (0.3)
Xinyi Glass Holdings Ltd. (922,000) (1,864,678) (246,727) 15.0
Macau
Sands China Ltd. (35,600) (137,993) 11,985 (0.7)
Wynn Macau Ltd. (74,800) (120,039) 10,714 (0.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.38% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/14/2025
- 10/01/2025 $874,495,145 $(22,283,125) $2,136,539 $(20,146,586)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 348,700 10,248,100 12,096 (0.1)
Alfresa Holdings Corp. 244,100 5,346,475 349,510 (1.7)
Fujitsu Ltd. 36,600 5,000,206 372,260 (1.8)
GungHo Online Entertainment, Inc. 238,660 5,140,853 230,176 (1.1)
Haseko Corp. 564,100 7,430,321 (273,245) 1.4
ITOCHU Corp. 229,600 5,879,101 (118,357) 0.6
Kajima Corp. 444,900 5,360,253 (68,647) 0.3
M3, Inc. 82,900 5,127,884 221,631 (1.1)
Mitsui Chemicals, Inc. 219,500 5,305,249 (166,324) 0.8
Nexon Co. Ltd. 241,000 6,011,449 211,601 (1.1)
Nippon Telegraph & Telephone Corp. 331,100 6,759,962 (623,410) 3.1
Obayashi Corp. 940,800 8,588,835 (420,452) 2.1
Osaka Gas Co. Ltd. 301,700 5,873,823 72,789 (0.4)
Sekisui House Ltd. 437,800 7,758,135 (687,111) 3.4
Shimizu Corp. 707,600 5,326,922 26,757 (0.1)
Sojitz Corp. 2,317,000 5,258,251 (37,472) 0.2
Taisei Corp. 168,800 5,713,387 55,786 (0.3)
Tokyo Electric Power Co. Holdings, Inc. 3,109,300 8,551,099 (498,337) 2.5
Tokyo Gas Co. Ltd. 349,700 7,980,330 281,392 (1.4)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Toppan Printing Co. Ltd. 401,000 5,668,102 (38,257) 0.2
Tosoh Corp. 452,600 7,348,417 (75,494) 0.4
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (301,700) (8,115,988) (545,101) 2.7
Asahi Intecc Co. Ltd. (201,800) (6,342,304) (439,239) 2.2
Asics Corp. (509,100) (7,118,049) (167,103) 0.8
Cosmos Pharmaceutical Corp. (28,700) (5,001,563) (192,996) 1.0
CyberAgent , Inc. (156,800) (9,682,641) (1,577,551) 7.8
Daifuku Co. Ltd. (59,600) (6,015,869) (810,912) 4.0
Daikin Industries Ltd. (47,200) (8,721,349) 47,348 (0.2)
Japan Airport Terminal Co. Ltd. (128,500) (5,692,859) 403,605 (2.0)
Kansai Paint Co. Ltd. (195,600) (4,861,631) (89,656) 0.4
Kikkoman Corp. (147,700) (8,193,483) (98,965) 0.5
Marui Group Co. Ltd. (292,700) (5,616,702) (269,664) 1.3
MISUMI Group, Inc. (173,500) (4,864,408) (159,513) 0.8
MonotaRO Co. Ltd. (197,000) (9,785,183) (1,690,180) 8.4
Nidec Corp. (86,500) (8,111,792) (726,497) 3.6
Nippon Paint Holdings Co. Ltd. (89,000) (9,162,225) (1,457,590) 7.2
Nissan Motor Co. Ltd. (1,756,400) (6,211,680) 674,821 (3.3)
Odakyu Electric Railway Co. Ltd. (251,500) (6,322,172) (197,358) 1.0
Pan Pacific International Holdings Corp. (223,500) (5,204,930) (236,263) 1.2
Park24 Co. Ltd. (364,000) (5,909,776) 295,436 (1.5)
PeptiDream , Inc. (108,000) (5,068,312) (739,098) 3.7
Pigeon Corp. (192,100) (8,583,273) 249,436 (1.2)
Rakuten , Inc. (695,900) (7,503,871) (806,891) 4.0
Shimano, Inc. (27,500) (5,428,367) 109,343 (0.5)
Shiseido Co. Ltd. (176,800) (10,234,948) (44,308) 0.2
SoftBank Group Corp. (103,400) (6,397,832) (831,847) 4.1
TOTO Ltd. (241,900) (11,146,583) (354,915) 1.8
Tsuruha Holdings, Inc. (39,700) (5,628,152) (373,215) 1.9
Yamato Holdings Co. Ltd. (192,300) (5,065,652) (299,331) 1.5
Yaskawa Electric Corp. (168,600) (6,596,160) (361,280) 1.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.14% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
53-61 months
maturity
ranging from
01/13/2025
- 10/01/2025 $1,222,921,503 $3,203,817 $(153,091) $3,050,726
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AbbVie, Inc. 70,045 6,135,242 (252,600) (8.3)
Arrow Electronics, Inc. 77,561 6,100,948 18,615 0.6
Biogen, Inc. 29,726 8,432,672 326,174 10.7
Bio-Rad Laboratories, Inc. 13,335 6,873,659 186,290 6.1
Charles River Laboratories International, Inc. 39,319 8,903,788 651,123 21.3
Commercial Metals Co. 301,773 6,029,425 (66,390) (2.2)
Deckers Outdoor Corp. 24,731 5,441,067 413,608 13.6
Ingredion, Inc. 72,679 5,500,347 (418,172) (13.7)
Jabil, Inc. 168,408 5,769,658 505,224 16.6
ManpowerGroup , Inc. 105,861 7,762,787 227,443 7.5
MDU Resources Group, Inc. 247,534 5,569,515 (294,565) (9.7)
Mohawk Industries, Inc. 75,723 7,389,808 147,912 4.8
Nu Skin Enterprises, Inc. 146,859 7,356,167 48,463 1.6
Packaging Corp. of America 52,451 5,719,782 206,934 6.8
Procter & Gamble Co. (The) 44,172 6,139,466 37,104 1.2
PulteGroup, Inc. 133,610 6,184,807 223,236 7.3
Robert Half International, Inc. 111,291 5,891,746 58,984 1.9
SYNNEX Corp. 57,684 8,079,221 856,607 28.1
TRI Pointe Group, Inc. 328,328 5,955,870 60,622 2.0
United Therapeutics Corp. 60,995 6,160,495 (176,885) (5.8)
Werner Enterprises, Inc. 157,053 6,594,655 (699,963) (22.9)
Xerox Holdings Corp. 304,027 5,706,587 (72,966) (2.4)
Short Positions
Common Stocks
United States
Altice USA, Inc. (287,163) (7,466,238) 199,568 6.5
American Airlines Group, Inc. (504,351) (6,198,474) 380,543 12.5
American Express Co. (65,203) (6,536,601) 231,486 7.6
Aptiv plc (63,349) (5,807,836) (381,994) (12.5)
Ball Corp. (130,653) (10,859,877) (189,791) (6.2)
Beyond Meat, Inc. (43,594) (7,239,220) (1,215,837) (39.9)
Bright Horizons Family Solutions, Inc. (47,908) (7,283,932) (769,402) (25.2)
Charter Communications, Inc. (8,220) (5,132,075) (90,913) (3.0)
CMS Energy Corp. (143,563) (8,816,204) 40,198 1.3
Delta Air Lines, Inc. (255,660) (7,818,083) 301,679 9.9
Dominion Energy, Inc. (95,919) (7,570,887) 68,102 2.2
FirstEnergy Corp. (183,172) (5,258,868) 78,636 2.6
Grocery Outlet Holding Corp. (136,524) (5,368,124) (19,806) (0.6)
LendingTree, Inc. (26,604) (8,164,502) (10,908) (0.4)
Liberty Broadband Corp. (35,971) (5,139,177) (118,143) (3.9)
Lyft, Inc. (366,850) (10,106,718) 909,397 29.8
NiSource, Inc. (360,143) (7,923,146) 39,616 1.3
Pure Storage, Inc. (498,231) (7,667,775) (186,622) (6.1)
Roku, Inc. (33,599) (6,343,491) (929,734) (30.5)
Sage Therapeutics, Inc. (95,590) (5,842,461) (767,217) (25.1)
ServiceMaster Global Holdings, Inc. (203,742) (8,125,231) 218,004 7.1
Stericycle, Inc. (91,941) (5,797,799) (104,813) (3.4)
T-Mobile US, Inc. (48,452) (5,540,971) (72,780) (2.4)
Uber Technologies, Inc. (338,466) (12,347,240) (451,530) (14.8)
Under Armour , Inc. (577,209) (6,482,057) (369,414) (12.1)
Visteon Corp. (98,592) (6,824,538) 812,398 26.6
WEC Energy Group, Inc. (66,702) (6,463,424) 42,660 1.4

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Willis Towers Watson plc (43,563) (9,096,826) 16,118 0.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-4.96% to 0.35%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
54-62 months
maturity
ranging from
02/25/2025
- 10/01/2025 $184,201,469 $(348,862) $146,460 $(202,402)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 63,548 2,213,000 114,173 (56.4)
Atco Ltd. 93,372 2,699,026 (55,118) 27.2
Bank of Nova Scotia (The) 54,496 2,264,067 5,500 (2.7)
Canadian Imperial Bank of Commerce 41,716 3,118,166 (90,684) 44.8
Canadian Tire Corp. Ltd. 68,036 6,852,907 161,953 (80.0)
CGI, Inc. 46,421 3,150,862 35,063 (17.3)
CI Financial Corp. 204,663 2,596,041 (171,871) 84.9
Equinox Gold Corp. 126,258 1,474,456 (78,799) 38.9
Hydro One Ltd. 96,493 2,045,010 51,524 (25.5)
iA Financial Corp., Inc. 73,996 2,575,731 30,158 (14.9)
Intact Financial Corp. 13,570 1,453,051 (11,410) 5.6
Kinross Gold Corp. 393,251 3,470,166 (162,721) 80.4
Linamar Corp. 93,833 2,791,277 14,943 (7.4)
Loblaw Cos. Ltd. 33,143 1,735,617 43,250 (21.4)
Magna International, Inc. 118,156 5,406,665 (107,796) 53.3
Manulife Financial Corp. 230,674 3,208,353 (123,247) 60.9
National Bank of Canada 81,912 4,068,687 (282,451) 139.5
Quebecor, Inc. 65,792 1,645,850 (7,706) 3.8
Rogers Communications, Inc. 37,521 1,488,385 2,438 (1.2)
Stantec , Inc. 64,792 1,967,287 (9,613) 4.7
Teck Resources Ltd. 174,302 2,426,915 (135,090) 66.7
TFI International, Inc. 63,869 2,670,742 (20,481) 10.1
Toronto-Dominion Bank (The) 36,849 1,706,088 (22,872) 11.3
Tourmaline Oil Corp. 322,916 3,945,660 15,246 (7.5)
Kyrgyzstan
Centerra Gold, Inc. 127,642 1,484,867 (63,862) 31.6
United States
BRP, Inc. 69,685 3,681,679 113,967 (56.3)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (54,540) (2,675,903) 160,934 (79.5)
Canada
Agnico Eagle Mines Ltd. (21,953) (1,749,085) 77,386 (38.2)
Air Canada (324,776) (3,826,920) 791,814 (391.2)
Algonquin Power & Utilities Corp. (287,970) (4,182,599) (138,021) 68.2
Cameco Corp. (365,952) (3,696,485) 228,586 (112.9)
Canada Goose Holdings, Inc. (149,814) (4,812,095) (564,458) 278.9
Canadian National Railway Co. (19,903) (2,119,668) (17,374) 8.6
Canadian Natural Resources Ltd. (123,851) (1,984,890) 204,865 (101.2)
Canadian Pacific Railway Ltd. (4,809) (1,462,871) (21,862) 10.8
CCL Industries, Inc. (72,818) (2,807,612) (191,004) 94.4
Dollarama, Inc. (137,536) (5,271,929) (182,325) 90.1
Element Fleet Management Corp. (407,968) (3,394,755) 15,153 (7.5)
Enbridge, Inc. (104,099) (3,041,156) 128,793 (63.6)
Fairfax Financial Holdings Ltd. (5,080) (1,495,902) (26,755) 13.2
Franco-Nevada Corp. (17,305) (2,418,190) 82,912 (41.0)
Inter Pipeline Ltd. (254,148) (2,494,622) 177,243 (87.6)
Onex Corp. (56,690) (2,528,922) 95,452 (47.2)
Pembina Pipeline Corp. (72,161) (1,531,501) 176,958 (87.4)
Restaurant Brands International, Inc. (70,935) (4,074,281) (156,266) 77.2
Ritchie Bros Auctioneers, Inc. (31,022) (1,839,816) (84,132) 41.6
TC Energy Corp. (43,081) (1,808,590) 129,355 (63.9)
Thomson Reuters Corp. (29,877) (2,384,236) (101,873) 50.3
West Fraser Timber Co. Ltd. (114,145) (5,302,850) 776,863 (383.8)
WSP Global, Inc. (31,096) (2,042,007) 24,584 (12.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-2.25% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
53-62 months
maturity
ranging from
01/21/2025
- 09/08/2025 $241,852,540 $2,421,710 $108,739 $2,530,449
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 666,162 2,966,346 45,445 1.8
South Africa
Anglo American plc 100,715 2,436,658 (120,924) (4.8)
Investec plc 1,236,558 2,275,714 70,815 2.8

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland
Coca-Cola HBC AG 123,277 3,044,059 (240,255) (9.5)
United Kingdom
Aggreko plc 405,033 1,925,957 (60,745) (2.4)
Auto Trader Group plc 312,844 2,271,375 (35,225) (1.4)
Aviva plc 870,756 3,221,568 (144,343) (5.7)
Babcock International Group plc 744,290 2,400,698 254,632 10.1
BAE Systems plc 507,089 3,149,283 (301,023) (11.9)
Bellway plc 146,329 4,435,126 (146,292) (5.8)
boohoo Group plc 1,060,367 5,119,137 777,716 30.7
British American Tobacco plc 116,871 4,192,317 117,244 4.6
Britvic plc 234,214 2,481,816 (127,901) (5.1)
BT Group plc 4,091,472 5,182,347 (615,254) (24.3)
DS Smith plc 1,037,037 3,939,818 68,359 2.7
easyJet plc 516,232 3,326,092 (538,078) (21.3)
Hays plc 1,668,722 2,421,524 (41,642) (1.6)
Imperial Brands plc 132,091 2,333,190 (32,384) (1.3)
Kingfisher plc 664,983 2,547,153 156,012 6.2
M&G plc 2,692,543 5,534,332 112,387 4.4
Marks & Spencer Group plc 2,593,603 3,254,626 (442,717) (17.5)
Micro Focus International plc 662,773 2,106,953 (259,982) (10.3)
Moneysupermarket.com Group plc 578,807 1,995,159 (87,145) (3.4)
Royal Mail plc 2,494,509 7,649,035 (96,694) (3.8)
Tate & Lyle plc 404,362 3,470,291 (141,314) (5.6)
United Utilities Group plc 310,870 3,433,989 12,352 0.5
William Hill plc 567,968 2,018,951 421,576 16.7
Short Positions
Common Stocks
Netherlands
Royal Dutch Shell plc (208,981) (2,608,781) 116,278 4.6
United Kingdom
AstraZeneca plc (20,996) (2,294,117) 48,517 1.9
B&M European Value Retail SA (475,874) (3,033,791) (199,959) (7.9)
Croda International plc (26,778) (2,160,068) 1,553 0.1
Diageo plc (72,068) (2,475,443) (48,637) (1.9)
Halma plc (106,862) (3,228,501) (71,672) (2.8)
Hargreaves Lansdown plc (247,283) (4,974,227) 224,686 8.9
Hiscox Ltd. (399,168) (4,605,985) 99,025 3.9
HSBC Holdings plc (565,548) (2,212,570) 55,082 2.2
Ocado Group plc (93,570) (3,309,503) (34,713) (1.4)
Prudential plc (557,099) (7,993,434) 492,044 19.4
Reckitt Benckiser Group plc (40,464) (3,945,456) (71,232) (2.8)
Rentokil Initial plc (762,089) (5,267,451) 207,815 8.2
Rolls-Royce Holdings plc (1,664,135) (2,763,047) 1,284,304 50.8
RSA Insurance Group plc (490,644) (2,864,795) 308,065 12.2
Spirax-Sarco Engineering plc (14,702) (2,093,591) (84,566) (3.3)
SSE plc (181,562) (2,825,863) (15,725) (0.6)
St James's Place plc (204,976) (2,465,943) 111,850 4.4
Standard Life Aberdeen plc (854,354) (2,488,049) 19,905 0.8
Taylor Wimpey plc (1,406,242) (1,966,335) 31,711 1.3
Vodafone Group plc (2,208,410) (2,927,095) 130,944 5.2
Weir Group plc (The) (186,542) (3,002,945) 200,390 7.9
Whitbread plc (79,313) (2,167,047) 138,020 5.5

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-2.00% to 0.40%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
54-61 months
maturity
ranging from
02/25/2025
- 08/28/2025 $32,121,645 $249,528 $1,089 $250,617
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 777,400 2,524,099 46,496 18.6
Yangzijiang Shipbuilding Holdings Ltd. 4,862,900 3,552,281 (10,821) (4.3)
Singapore
ComfortDelGro Corp. Ltd. 2,470,200 2,567,211 (147,413) (58.8)
Genting Singapore Ltd. 3,835,000 1,893,038 (44,113) (17.6)
Jardine Cycle & Carriage Ltd. 81,400 1,080,472 (18,676) (7.5)
Singapore Press Holdings Ltd. 500,400 383,432 (5,700) (2.3)
Venture Corp. Ltd. 232,500 3,301,271 47,571 19.0
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (759,400) (1,518,317) 6,169 2.5
City Developments Ltd. (436,100) (2,455,012) 113,559 45.3
Keppel Corp. Ltd. (250,900) (821,870) (48,694) (19.4)
SATS Ltd. (324,100) (676,854) 910 0.4
Singapore Airlines Ltd. (1,294,600) (3,312,981) 31,144 12.4
Singapore Technologies Engineering Ltd. (291,800) (743,600) (25,766) (10.3)
Singapore Telecommunications Ltd. (4,456,200) (6,974,275) 301,041 120.1
UOL Group Ltd. (64,500) (316,932) 3,821 1.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
10-40 months
maturity
05/18/2021 $87,442,920 $(599,984) $(19,405) $(619,389)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 205,935 4,655,646 567,298 (91.6)
Switzerland
Adecco Group AG (Registered) 55,735 2,940,877 (244,230) 39.4
Baloise Holding AG (Registered) 4,207 619,373 (46,726) 7.5
BKW AG 6,082 647,695 (10,999) 1.8
Bucher Industries AG (Registered) 1,471 560,329 11,812 (1.9)
Cie Financiere Richemont SA (Registered) 14,771 991,767 (36,166) 5.8
Credit Suisse Group AG (Registered) 258,211 2,577,644 (217,329) 35.1
DKSH Holding AG 21,125 1,471,669 (8,126) 1.3
dormakaba Holding AG 2,456 1,333,385 (43,420) 7.0
Flughafen Zurich AG (Registered) 17,980 2,467,071 (163,912) 26.5
Georg Fischer AG (Registered) 983 1,020,740 (2,893) 0.5
Helvetia Holding AG (Registered) 20,326 1,731,862 (97,291) 15.7
LafargeHolcim Ltd. (Registered) 22,482 1,023,371 (49,829) 8.0
Lonza Group AG (Registered) 807 498,028 3,279 (0.5)
Novartis AG (Registered) 19,086 1,657,129 (48,255) 7.8
Roche Holding AG 13,355 4,574,629 (309,238) 49.9
Sonova Holding AG (Registered) 14,811 3,753,333 174,128 (28.1)
Sulzer AG (Registered) 11,453 920,586 (82,923) 13.4
Swatch Group AG (The) 3,652 851,228 (7,857) 1.3
Swiss Life Holding AG (Registered) 3,973 1,503,350 (100,006) 16.1
Swisscom AG (Registered) 4,616 2,445,363 (63,290) 10.2
UBS Group AG (Registered) 162,699 1,817,820 (141,880) 22.9
Zurich Insurance Group AG 975 339,997 (21,004) 3.4
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (63,803) (1,622,118) 20,085 (3.2)
Banque Cantonale Vaudoise (Registered) (15,687) (1,591,937) 68,518 (11.1)
Barry Callebaut AG (Registered) (807) (1,797,482) (30,855) 5.0
Belimo Holding AG (Registered) (198) (1,494,904) 2,586 (0.4)
Chocoladefabriken Lindt & Spruengli AG (280) (2,363,473) 13,874 (2.2)
Clariant AG (Registered) (56,611) (1,116,772) 59,935 (9.7)
Emmi AG (Registered) (350) (349,685) (5,598) 0.9
EMS- Chemie Holding AG (Registered) (2,442) (2,194,053) 46,253 (7.5)
Galenica AG (12,122) (842,925) 20,889 (3.4)
Geberit AG (Registered) (3,936) (2,328,634) (67,545) 10.9
Givaudan SA (Registered) (636) (2,746,127) 55,805 (9.0)
Idorsia Ltd. (177,572) (4,767,008) 209,090 (33.8)
Julius Baer Group Ltd. (4,984) (211,682) 6,239 (1.0)
Kuehne + Nagel International AG (Registered) (14,416) (2,799,204) (18,313) 3.0
Logitech International SA (Registered) (48,637) (3,767,526) (353,626) 57.1
Nestle SA (Registered) (13,033) (1,551,084) (2,790) 0.5
OC Oerlikon Corp. AG (Registered) (126,620) (1,008,385) 86,065 (13.9)
Partners Group Holding AG (1,559) (1,433,975) 16,389 (2.6)
Schindler Holding AG (6,433) (1,756,082) 2,739 (0.4)
SIG Combibloc Group AG (132,000) (2,639,357) (58,820) 9.5
Sika AG (Registered) (8,855) (2,174,361) (33,861) 5.5
Straumann Holding AG (Registered) (976) (987,323) (1,513) 0.2
Swiss Re AG (23,525) (1,745,059) 158,263 (25.6)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Tecan Group AG (Registered) (187) (92,998) (3,947) 0.6
Temenos AG (Registered) (13,865) (1,863,518) 201,314 (32.5)
VAT Group AG (7,862) (1,499,720) (73,586) 11.9
Vifor Pharma AG (1,979) (269,193) 23,312 (3.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
5-37 months
maturity
02/17/2021 $56,003,765 $(992,041) $8,248 $(983,793)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 45,651 6,150,202 (230,014) 23.4
Coloplast A/S 6,410 1,015,915 15,833 (1.6)
Demant A/S 34,858 1,093,186 64,550 (6.6)
FLSmidth & Co. A/S 28,747 816,381 (74,258) 7.5
GN Store Nord A/S 60,964 4,592,832 (35,901) 3.6
H Lundbeck A/S 73,444 2,418,972 (48,202) 4.9
Novo Nordisk A/S 48,660 3,371,388 36,579 (3.7)
Pandora A/S 109,276 7,882,930 (527,291) 53.6
ROCKWOOL International A/S 10,800 4,143,914 202,356 (20.6)
Royal Unibrew A/S 7,031 724,693 (9,974) 1.0
Vestas Wind Systems A/S 781 126,215 6,407 (0.7)
Short Positions
Common Stocks
Denmark
Ambu A/S (48,478) (1,365,112) (91,423) 9.3
AP Moller - Maersk A/S (4,462) (7,053,893) (237,363) 24.1
Chr Hansen Holding A/S (21,588) (2,396,398) (1,066) 0.1
Danske Bank A/S (16,471) (222,788) (7,053) 0.7
DSV Panalpina A/S (15,148) (2,457,054) (78,482) 8.0
Genmab A/S (84) (30,484) 775 (0.1)
ISS A/S (49,282) (648,635) 41,559 (4.2)
Jyske Bank A/S (Registered) (10,463) (294,004) 24,606 (2.5)
Novozymes A/S (38,314) (2,408,126) 81,092 (8.2)
Orsted A/S (30,922) (4,260,433) (66,032) 6.7
SimCorp A/S (6,398) (839,317) (21,437) 2.2

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
Tryg A/S (53,709) (1,690,893) (37,302) 3.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
1-37 months
maturity
11/11/2020 $507,986,000 $(561,720) $102,956 $(458,764)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 158,332 6,478,806 (534,771) 116.6
Proximus SADP 215,741 3,935,767 (291,023) 63.4
Finland
Neste OYJ 59,910 3,154,845 (258,695) 56.4
Nokia OYJ 784,152 3,069,060 (126,004) 27.5
France
BNP Paribas SA 108,020 3,907,575 (538,464) 117.4
Carrefour SA 190,255 3,040,102 (46,316) 10.1
Cie de Saint-Gobain 221,317 9,270,345 (203,712) 44.4
CNP Assurances 257,195 3,225,543 (173,487) 37.8
Electricite de France SA 730,988 7,721,763 188,718 (41.1)
Engie SA 539,230 7,206,012 (266,804) 58.2
Eutelsat Communications SA 352,920 3,437,324 (330,898) 72.1
Orange SA 551,324 5,742,348 (502,435) 109.5
Peugeot SA 656,439 11,904,168 (570,324) 124.3
Sanofi 54,752 5,486,799 (165,205) 36.0
Germany
Deutsche Post AG (Registered) 115,808 5,254,854 (116,939) 25.5
Hannover Rueck SE 25,385 3,929,873 (73,698) 16.1
HeidelbergCement AG 63,643 3,888,962 (270,459) 59.0
HelloFresh SE 55,160 3,065,454 598,435 (130.4)
Henkel AG & Co. KGaA (Preference) 30,483 3,188,110 (48,986) 10.7
ProSiebenSat.1 Media SE 361,127 4,732,632 95,508 (20.8)
Netherlands
ASM International NV 21,269 3,048,761 87,186 (19.0)
ASR Nederland NV 182,913 6,151,968 (276,001) 60.2
Koninklijke Ahold Delhaize NV 383,943 11,348,562 (84,284) 18.4
Randstad NV 129,825 6,769,787 (374,888) 81.7
Signify NV 131,790 4,874,524 (44,805) 9.8

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Endesa SA 188,519 5,042,507 (111,711) 24.4
Iberdrola SA 283,588 3,490,568 (14,012) 3.1
Repsol SA 652,852 4,410,418 (562,757) 122.7
United Kingdom
Dialog Semiconductor plc 123,477 5,381,713 136,966 (29.9)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (148,074) (7,972,371) 538,644 (117.4)
Finland
Elisa OYJ (66,855) (3,930,484) 38,510 (8.4)
Nokian Renkaat OYJ (132,259) (3,738,702) 52,209 (11.4)
France
Accor SA (170,296) (4,766,593) 143,976 (31.4)
Airbus SE (83,628) (6,065,173) 911,963 (198.8)
Edenred (153,141) (6,875,450) 744,066 (162.2)
Iliad SA (27,190) (4,987,576) 384,867 (83.9)
Orpea (42,936) (4,878,253) 226,650 (49.4)
Remy Cointreau SA (48,173) (8,793,109) (281,078) 61.3
Renault SA (132,940) (3,448,582) 220,595 (48.1)
Sartorius Stedim Biotech (14,910) (5,146,380) (20,228) 4.4
SEB SA (22,990) (3,739,810) 39,202 (8.5)
Germany
adidas AG (12,729) (4,110,732) 61,981 (13.5)
Daimler AG (Registered) (56,881) (3,068,452) 27,670 (6.0)
E.ON SE (364,901) (4,022,091) 151,692 (33.1)
RWE AG (140,294) (5,253,922) (159,839) 34.8
United Internet AG (Registered) (85,930) (3,286,205) 822,233 (179.2)
Netherlands
IMCD NV (26,335) (3,132,149) 48,677 (10.6)
Koninklijke KPN NV (1,357,495) (3,185,116) 228,050 (49.7)
Spain
Cellnex Telecom SA (232,730) (14,127,333) 358,263 (78.1)
Ferrovial SA (454,226) (11,033,341) 1,043,756 (227.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
7-37 months
maturity
02/17/2021 $16,105,795 $(407,003) $(72,224) $(479,227)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
DNB ASA 33,882 471,997 (23,398) 4.9
Leroy Seafood Group ASA 61,929 355,619 (16,267) 3.4
Mowi ASA 104,512 1,859,467 (74,767) 15.6
Norsk Hydro ASA 254,486 702,439 (45,433) 9.5
Salmar ASA 12,254 694,476 36,691 (7.7)
Yara International ASA 45,534 1,752,138 18,285 (3.8)
United Kingdom
Subsea 7 SA 69,203 497,387 6,325 (1.3)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (13,073) (843,446) (11,104) 2.3
France
Adevinta ASA (88,221) (1,516,523) 24,824 (5.2)
Norway
Equinor ASA (8,481) (120,156) 11,414 (2.4)
Gjensidige Forsikring ASA (41,621) (844,686) 36,646 (7.6)
Orkla ASA (28,892) (291,592) (10,757) 2.2
Schibsted ASA (35,499) (1,574,932) (99,107) 20.7
Telenor ASA (127,622) (2,142,617) (74,527) 15.6
TOMRA Systems ASA (56,286) (2,438,320) (185,828) 38.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
7-37 months
maturity
02/17/2021 $81,864,325 $(419,648) $(7,200) $(426,848)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB 22,499 496,654 (26,171) 6.1
Axfood AB 38,300 877,325 5,507 (1.3)
Boliden AB 66,161 1,963,039 (53,970) 12.6
Electrolux AB 91,039 2,122,199 147,947 (34.7)
Elekta AB 53,643 674,104 (36,874) 8.6
Essity AB 217,108 7,329,841 (114,859) 26.9

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Evolution Gaming Group AB 16,405 1,083,930 15,470 (3.6)
Getinge AB 265,990 5,787,642 287,277 (67.3)
Hennes & Mauritz AB 118,764 2,046,061 (74,691) 17.5
ICA Gruppen AB 30,529 1,550,929 11,177 (2.6)
Saab AB 27,361 804,484 (45,659) 10.7
Sandvik AB 49,519 968,361 (39,495) 9.3
Securitas AB 318,158 4,863,651 (141,043) 33.0
Sinch AB 16,560 1,350,438 (99,033) 23.2
Skanska AB 121,864 2,573,601 (49,080) 11.5
SKF AB 181,853 3,751,731 (107,111) 25.1
Swedish Orphan Biovitrum AB 209,204 5,047,103 (154,983) 36.3
Telia Co. AB 185,654 759,536 22,504 (5.3)
Trelleborg AB 55,732 984,175 (37,863) 8.9
Volvo AB 46,822 899,444 7,418 (1.7)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (71,399) (2,157,023) 89,875 (21.1)
Finland
Nordea Bank Abp (158,380) (1,203,487) 29,955 (7.0)
Sweden
AAK AB (33,662) (626,498) 5,346 (1.3)
Assa Abloy AB (39,719) (928,635) 15,082 (3.5)
Atlas Copco AB (24,763) (1,180,670) (25,055) 5.9
BillerudKorsnas AB (105,925) (1,772,284) (2,724) 0.6
Embracer Group AB (30,296) (562,751) 9,508 (2.2)
Epiroc AB (58,405) (846,069) (6,564) 1.5
Hexagon AB (22,882) (1,728,347) 3,157 (0.7)
Hexpol AB (27,270) (243,933) (1,260) 0.3
Holmen AB (41,441) (1,537,667) 8,435 (2.0)
Husqvarna AB (25,787) (283,558) (5,916) 1.4
Indutrade AB (28,280) (1,513,805) 16,839 (3.9)
Lifco AB (18,168) (1,405,250) 6,381 (1.5)
Nibe Industrier AB (117,309) (3,014,968) (88,746) 20.8
Skandinaviska Enskilda Banken AB (22,881) (203,219) 12,459 (2.9)
SSAB AB (284,342) (944,286) 16,728 (3.9)
Svenska Cellulosa AB SCA (560,042) (7,677,867) (46,853) 11.0
Svenska Handelsbanken AB (81,506) (681,942) 36,266 (8.5)
Sweco AB (23,689) (1,312,256) 26,762 (6.3)
Swedbank AB (17,052) (266,960) 17,781 (4.2)
Swedish Match AB (34,618) (2,830,601) (41,030) 9.6
Tele2 AB (108,843) (1,534,571) (6,748) 1.6
Telefonaktiebolaget LM Ericsson (134,643) (1,473,430) (5,794) 1.4

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 97.2%
COMMON STOCKS - 2.2%
Italy - 2.2%
A2A SpA (a) 112,484 163,385
Assicurazioni Generali SpA (a) 4,146 58,435
Autogrill SpA *(a) 1,494 6,746
Azimut Holding SpA (a) 1,687 30,462
Banco BPM SpA (a) 19,321 32,681
BPER Banca *(a) 16,149 37,616
Buzzi Unicem SpA (a) 4,299 99,881
DiaSorin SpA (a) 163 32,794
Hera SpA (a) 12,054 44,447
Intesa Sanpaolo SpA (a) 10,030 18,871
Italgas SpA (a) 5,676 35,798
Leonardo SpA (a) 14,808 86,488
Mediobanca Banca di Credito
Finanziario SpA (a) 740 5,799
Poste Italiane SpA (a)(b) 8,132 72,064
Prysmian SpA (a) 1,481 42,990
Terna Rete Elettrica Nazionale SpA
(a) 4,019 28,120
UniCredit SpA *(a) 1,320 10,906
Unipol Gruppo SpA *(a) 34,180 149,366
TOTAL COMMON STOCKS
(Cost $945,390) 956,849
SHORT-TERM INVESTMENTS - 95.0%
INVESTMENT COMPANIES - 63.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.00% (1)(c)(d) 3,488,578 3,488,578
Limited Purpose Cash Investment
Fund, 0.12% (1)(c)(e) 23,568,126 23,563,412
TOTAL INVESTMENT COMPANIES
(Cost $27,050,773) 27,051,990
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 31.4%
U.S. Treasury Bills
0.16%, 11/27/2020 (f) $ 343,000 342,948
0.17%, 12/3/2020 (f) 971,000 970,839
0.19%, 12/10/2020 (f) 1,153,000 1,152,787
0.17%, 12/31/2020 (f) 353,000 352,913
0.10%, 2/11/2021 (f) 2,951,000 2,949,856
0.11%, 2/18/2021 (f)(g) 2,639,000 2,637,974
0.12%, 2/25/2021 (f) 916,000 915,621
0.12%, 3/4/2021 (f)(g) 2,227,000 2,226,047
0.11%, 4/1/2021 (f) 1,828,000 1,826,960
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,375,305) 13,375,945
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,426,078) 40,427,935
TOTAL LONG POSITIONS
(Cost $41,371,468) 41,384,784
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (2.3)%
COMMON STOCKS - (2.3)%
Italy - (2.2)%
Amplifon SpA * (1,852) (66,228)
Atlantia SpA * (7,231) (113,247)
Davide Campari-Milano NV (13,415) (146,416)
Enel SpA (278) (2,412)
Eni SpA (713) (5,573)
Ferrari NV (692) (126,995)
FinecoBank Banca Fineco SpA * (1,490) (20,523)
Freni Brembo SpA * (11,039) (110,391)
Infrastrutture Wireless Italiane SpA
(b) (6,888) (75,990)
Moncler SpA * (584) (23,898)
Nexi SpA *(b) (1,942) (38,922)
Pirelli & C SpA *(b) (12,966) (55,556)
Recordati Industria Chimica e
Farmaceutica SpA (763) (39,085)
Saipem SpA (15,057) (25,898)
Salvatore Ferragamo SpA * (966) (14,217)
Snam SpA (9,797) (50,384)
Telecom Italia SpA (41,178) (16,504)
(932,239)
—
United Kingdom - (0.1)%
CNH Industrial NV * (4,770) (36,893)
United States - 0.0% (h)
Tenaris SA (2,748) (13,691)
TOTAL COMMON STOCKS
(Proceeds $(1,069,666)) (982,823)
TOTAL SHORT POSITIONS
(Proceeds $(1,069,666)) (982,823)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.9%
(Cost $40,301,802) 40,401,961
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.1% (i) 2,192,377
NET ASSETS - 100.0% 42,594,338
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (92,495) (0.2) %
Consumer Discretionary (324,311) (0.8)
Consumer Staples (146,417) (0.3)
Energy (45,161) (0.1)
Financials 395,678 0.9
Health Care (72,519) (0.2)
Industrials (20,661) 0.0(h)
Information Technology (38,922) (0.1)
Materials 99,881 0.2
Utilities 218,953 0.5
Short-Term Investments 40,427,935 95.0
Total Investments In Securities
At Value 40,401,961 94.9
Other Assets in Excess of
Liabilities (i) 2,192,377 5.1
Net Assets
$ 42,594,338 100.0%

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $961,750. In addition,
$123,916 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $(98,404), which represents approximately (0.23)% of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2020.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended September 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Represents less than 0.05% of net assets.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
Affiliate
Value
At
12/31/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2020
Shares
Held At
9/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 55.3%
INVESTMENT COMPANIES - 55.3%
Limited Purpose
Cash Investment
Fund,
0.12% (1)^(a)
(Cost $23,562,195) $159,933,629 $195,649,799 $(332,126,270) $126,837 $(20,583) $23,563,412 23,568,126 $563,954 $–
^    No longer affiliated as of September 30, 2020.
(a) Represents 7-day effective yield as of September 30, 2020.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Forward effective interest rate swap cont racts outstanding as of September 30, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month BA Quarterly 1.25% Semi-Annually 12/14/2022 CAD 12,800,000 $ 106,776 $ 31,749 $ 138,525
Pay 3 Month BA Quarterly 0.75% Semi-Annually 3/15/2023 CAD 4,800,000 9,809 4,364 14,173
Pay 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 3,500,000 93,938 (633) 93,305
Pay 6 Month BBR
Semi-Annually 1.00% Semi-Annually 3/13/2031 AUD 300,000 2,474 667 3,141
Pay 6 Month EURIBOR
Semi-Annually 0.00% Annually 3/17/2031 EUR 1,200,000 27,100 1,633 28,733
Pay 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 12/16/2022 GBP 25,500,000 165,393 106,836 272,229
Pay 6 Month LIBOR
Semi-Annually 0.25% Semi-Annually 3/17/2023 GBP 9,100,000 41,009 (5,256) 35,753
Receive 3 Month BA Quarterly 1.00% Semi-Annually 3/17/2031 CAD 1,000,000 8,814 (724) 8,090
Receive 3 Month BBR Quarterly 0.00% Quarterly 3/09/2023 AUD 1,300,000 2,886 (694) 2,192
Receive 6 Month EURIBOR
Semi-Annually 0.50% Annually 12/16/2022 EUR 3,900,000 6,302 (4,845) 1,457
464,501 133,097 597,598
Pay 3 Month BBR Quarterly 0.00% Quarterly 12/08/2022 AUD 2,300,000 (6,313) 2,839 (3,474)
Pay 3 Month LIBOR
Quarterly 0.75% Semi-Annually 3/17/2031 USD 700,000 625 (1,130) (505)
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2030 EUR 700,000 (12,880) 9,969 (2,911)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 658,600,000 $ (28,562) $ 8,095 $ (20,467)
Receive 3 Month BA Quarterly 1.50% Semi-Annually 12/16/2030 CAD 2,600,000 (78,942) (813) (79,755)
Receive 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 16,900,000 (168,540) (14,130) (182,670)
Receive 3 Month LIBOR
Quarterly 0.25% Semi-Annually 3/17/2023 USD 3,800,000 (2,150) (471) (2,621)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 12/12/2030 AUD 500,000 (4,355) (2,233) (6,588)
Receive 6 Month EURIBOR
Semi-Annually 0.25% Annually 3/17/2023 EUR 5,800,000 (32,017) 106 (31,911)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 3,259,200,000 (17,925) (19,475) (37,400)
Receive 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 12/16/2030 GBP 5,100,000 (234,033) 11,405 (222,628)
Receive 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 3/17/2031 GBP 1,800,000 (23,656) 6,773 (16,883)
(608,748) 935 (607,813)
$ (144,247) $ 134,032 $ (10,215)
(a) Floating rate indices at September 30, 2020 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.09%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.51%
3 Month London Interbank Offered Rate (''LIBOR''): 0.23%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.12%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.48)%
Total return swap contracts outstanding as of September 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/30/2020 TRY 516,800 $ 1,210
Corn December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/20/2020 USD 341,100 1,449
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/29/2020 HKD 8,200,500 2,902
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/29/2020 HKD 2,814,000 1,060
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 10/14/2020 BRL (4,729,350) 56,733
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/23/2020 USD 102,350 2,649

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2020 ILS (261,632) $ 79
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.10%) Monthly CITI 12/16/2020 AUD (1,412,920) 14,972
MSCI Italy Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.50%) Monthly CITI 12/16/2020 EUR (613,399) 16,051
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2020 MXN 2,043,171 3,695
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2020 EUR 2,145,562 61,736
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.22%) Monthly CITI 12/16/2020 GBP (98,790) 1,638
164,174
Corn December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 11/20/2020 USD (625,350) (85,990)
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 10/29/2020 USD (225,080) (1,805)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 12/18/2020 CHF 3,258,880 (110,672)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 10/21/2020 TWD 2,494,600 (2,065)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.55%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2020 CAD 244,572 $ (3,189)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.75%) Monthly CITI 12/17/2020 ZAR (10,475,266) (592)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2020 CHF 392,012 (960)
(205,273)
$ (41,099)
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 10 10/2020 EUR $ 1,284,020 $ (4,144)
Brent Crude Oil 4 10/2020 USD 169,200 (4,054)
CAC 40 10 Euro Index 17 10/2020 EUR 956,919 (52,213)
FTSE Bursa Malaysia KLCI Index 12 10/2020 MYR 217,086 (455)
HSCEI 1 10/2020 HKD 60,516 285
IBEX 35 Index 15 10/2020 EUR 1,183,659 1,152
LME Copper Base Metal 1 10/2020 USD 164,350 13,303
LME Copper Base Metal 1 10/2020 USD 166,700 14,639
LME Copper Base Metal 1 10/2020 USD 166,773 13,859
LME Copper Base Metal 1 10/2020 USD 166,838 5,735
MSCI Taiwan Index 20 10/2020 USD 986,000 16,927
OMXS30 Index 60 10/2020 SEK 1,226,852 5,643
WTI Crude Oil 1 10/2020 USD 40,220 2,741
LME Copper Base Metal 2 11/2020 USD 333,775 12,070
Soybean 16 11/2020 USD 818,800 118,093
3 Month Canadian Bankers Acceptance 13 12/2020 CAD 2,428,195 482
3 Month Euro Euribor 12 12/2020 EUR 3,535,113 603
Australia 10 Year Bond 52 12/2020 AUD 5,564,136 40,302
Canada 10 Year Bond 20 12/2020 CAD 2,280,200 (2,427)
Japan 10 Year Bond 13 12/2020 JPY 18,749,632 26,086
KOSPI 200 Index 8 12/2020 KRW 530,056 (7,583)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 5 12/2020 USD $ 833,781 $ (19,107)
LME Copper Base Metal 11 12/2020 USD 1,835,556 28,849
MEX BOLSA Index 3 12/2020 MXN 50,828 645
S&P/TSX 60 Index 4 12/2020 CAD 577,673 (1,982)
SET50 Index 1 12/2020 THB 4,914 (109)
Silver 3 12/2020 USD 352,410 (49,916)
TOPIX Index 35 12/2020 JPY 5,394,444 97,151
U.S. Treasury 10 Year Note 64 12/2020 USD 8,930,000 (2,609)
3 Month Canadian Bankers Acceptance 55 3/2021 CAD 10,274,164 2,490
3 Month Euro Euribor 49 3/2021 EUR 14,436,480 6,299
3 Month Canadian Bankers Acceptance 55 6/2021 CAD 10,273,647 3,022
3 Month Euro Euribor 50 6/2021 EUR 14,732,567 7,127
3 Month Canadian Bankers Acceptance 43 9/2021 CAD 8,030,913 239
3 Month Euro Euribor 40 9/2021 EUR 11,787,226 (176)
272,967
Short Contracts
LME Copper Base Metal (1) 10/2020 USD (166,773) (14,363)
LME Copper Base Metal (1) 10/2020 USD (166,700) (14,377)
LME Copper Base Metal (1) 10/2020 USD (164,350) (12,878)
LME Copper Base Metal (1) 10/2020 USD (166,838) (5,315)
MSCI Singapore Index (13) 10/2020 SGD (269,228) 551
Natural Gas (23) 10/2020 USD (581,210) 58,487
SGX NIFTY 50 Index (6) 10/2020 USD (135,048) (98)
LME Copper Base Metal (2) 11/2020 USD (333,775) (11,931)
100 oz Gold (7) 12/2020 USD (1,326,850) 30,268
3 Month Sterling (26) 12/2020 GBP (4,190,283) (4,681)
ASX 90 Day Bank Accepted Bill (3) 12/2020 AUD (2,148,379) (307)
DAX Index (6) 12/2020 EUR (2,247,411) 59,651
EURO STOXX 50 Index (105) 12/2020 EUR (3,932,046) 97,308
Euro-Bund (63) 12/2020 EUR (12,890,806) (110,666)
FTSE/JSE Top 40 Index (7) 12/2020 ZAR (210,552) 8,680
FTSE/MIB Index (20) 12/2020 EUR (2,223,551) 58,465
LME Copper Base Metal (5) 12/2020 USD (833,781) 19,720
LME Copper Base Metal (5) 12/2020 USD (834,344) 18,956
Long Gilt (31) 12/2020 GBP (5,444,516) (4,691)
S&P 500 E-Mini Index (5) 12/2020 USD (838,000) (9,259)
SPI 200 Index (30) 12/2020 AUD (3,116,762) 51,769
3 Month Sterling (104) 3/2021 GBP (16,767,841) (14,356)
ASX 90 Day Bank Accepted Bill (20) 3/2021 AUD (14,322,528) (3,156)
3 Month Sterling (106) 6/2021 GBP (17,097,993) (16,322)
ASX 90 Day Bank Accepted Bill (19) 6/2021 AUD (13,606,402) (3,435)
3 Month Sterling (84) 9/2021 GBP (13,552,740) (1,893)
ASX 90 Day Bank Accepted Bill (16) 9/2021 AUD (11,457,457) (1,754)
174,373
$ 447,340

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of September 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 62,000 USD 46,575 CITI 12/16/2020 $ 4
CAD 62,000 USD 46,575 JPMC 12/16/2020 4
CNY 1,619,000 USD 235,000 CITI
**
12/16/2020 2,383
CNY 1,619,000 USD 235,001 JPMC
**
12/16/2020 2,382
ILS 290,000 USD 83,885 CITI 12/16/2020 869
ILS 290,000 USD 83,885 JPMC 12/16/2020 869
INR 40,987,498 USD 546,079 CITI
**
12/16/2020 6,613
INR 40,987,500 USD 546,080 JPMC
**
12/16/2020 6,611
JPY 106,848,501 USD 1,007,195 CITI 12/16/2020 7,008
JPY 106,848,499 USD 1,007,196 JPMC 12/16/2020 7,007
KRW 254,000,000 USD 215,566 CITI
**
12/16/2020 2,297
KRW 254,000,000 USD 215,566 JPMC
**
12/16/2020 2,297
MXN 1,400,000 USD 62,115 CITI 12/16/2020 648
MXN 1,400,000 USD 62,115 JPMC 12/16/2020 648
NZD 669,248 USD 437,505 CITI 12/16/2020 5,206
NZD 669,252 USD 437,508 JPMC 12/16/2020 5,205
SEK 3,466,000 USD 383,654 CITI 12/16/2020 3,738
SEK 3,466,000 USD 383,654 JPMC 12/16/2020 3,737
SGD 339,500 USD 248,360 CITI 12/16/2020 374
SGD 339,500 USD 248,360 JPMC 12/16/2020 374
TWD 7,250,000 USD 249,648 CITI
**
12/16/2020 3,621
TWD 7,250,000 USD 249,648 JPMC
**
12/16/2020 3,620
USD 946,031 AUD 1,291,500 CITI 12/16/2020 20,801
USD 946,030 AUD 1,291,500 JPMC 12/16/2020 20,799
USD 900,726 BRL 4,980,000 CITI
**
12/16/2020 15,872
USD 900,725 BRL 4,980,000 JPMC
**
12/16/2020 15,871
USD 2,312,797 CAD 3,037,500 CITI 12/16/2020 30,816
USD 2,312,794 CAD 3,037,500 JPMC 12/16/2020 30,813
USD 1,085,051 CHF 979,500 CITI 12/16/2020 19,084
USD 1,085,049 CHF 979,500 JPMC 12/16/2020 19,083
USD 51,730 DKK 326,500 CITI 12/16/2020 230
USD 51,730 DKK 326,500 JPMC 12/16/2020 230
USD 357,896 EUR 301,496 CITI 12/16/2020 3,784
USD 357,905 EUR 301,504 JPMC 12/16/2020 3,784
USD 2,476,275 GBP 1,901,000 CITI 12/16/2020 22,084
USD 2,476,272 GBP 1,901,000 JPMC 12/16/2020 22,081
USD 504,456 HUF 150,500,000 CITI 12/16/2020 19,618
USD 504,455 HUF 150,500,000 JPMC 12/16/2020 19,618
USD 592,064 ILS 2,005,000 CITI 12/16/2020 6,094
USD 592,063 ILS 2,005,000 JPMC 12/16/2020 6,093
USD 419,056 INR 31,000,000 CITI
**
12/16/2020 1,040
USD 419,056 INR 31,000,000 JPMC
**
12/16/2020 1,039
USD 258,975 JPY 27,115,500 CITI 12/16/2020 1,595
USD 258,974 JPY 27,115,500 JPMC 12/16/2020 1,595
USD 534,483 MXN 11,400,000 CITI 12/16/2020 23,414
USD 534,482 MXN 11,400,000 JPMC 12/16/2020 23,413
USD 2,845,181 NOK 25,211,008 CITI 12/16/2020 141,742
USD 2,845,176 NOK 25,210,992 JPMC 12/16/2020 141,738
USD 76,163 NZD 113,000 CITI 12/16/2020 1,412
USD 76,162 NZD 113,000 JPMC 12/16/2020 1,412
USD 153,135 PLN 570,000 CITI 12/16/2020 5,640
USD 153,134 PLN 570,000 JPMC 12/16/2020 5,640
USD 2,226 SEK 19,500 CITI 12/16/2020 47
USD 2,226 SEK 19,500 JPMC 12/16/2020 47
USD 128,990 ZAR 2,100,000 CITI 12/17/2020 4,772

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 128,989 ZAR 2,100,000 JPMC 12/17/2020 $ 4,772
ZAR 6,150,000 USD 358,914 CITI 12/17/2020 4,868
ZAR 6,150,000 USD 358,914 JPMC 12/17/2020 4,868
Total unrealized appreciation 711,324
AUD 3,550,004 USD 2,581,161 CITI 12/16/2020 (37,937)
AUD 3,549,996 USD 2,581,158 JPMC 12/16/2020 (37,942)
BRL 2,705,000 USD 501,604 CITI
**
12/16/2020 (20,976)
BRL 2,705,000 USD 501,605 JPMC
**
12/16/2020 (20,977)
CAD 1,224,500 USD 929,524 CITI 12/16/2020 (9,594)
CAD 1,224,500 USD 929,525 JPMC 12/16/2020 (9,595)
CHF 521,000 USD 573,486 CITI 12/16/2020 (6,494)
CHF 521,000 USD 573,487 JPMC 12/16/2020 (6,495)
CNY 2,540,500 USD 373,898 CITI
**
12/16/2020 (1,399)
CNY 2,540,500 USD 373,899 JPMC
**
12/16/2020 (1,399)
DKK 326,000 USD 51,822 CITI 12/16/2020 (402)
DKK 326,000 USD 51,822 JPMC 12/16/2020 (402)
EUR 649,996 USD 778,197 CITI 12/16/2020 (14,767)
EUR 650,004 USD 778,208 JPMC 12/16/2020 (14,768)
GBP 3,715,008 USD 4,913,698 CITI 12/16/2020 (117,623)
GBP 3,714,992 USD 4,913,683 JPMC 12/16/2020 (117,626)
HUF 63,000,000 USD 206,269 CITI 12/16/2020 (3,313)
HUF 63,000,000 USD 206,269 JPMC 12/16/2020 (3,313)
ILS 685,000 USD 200,989 CITI 12/16/2020 (795)
ILS 685,000 USD 200,989 JPMC 12/16/2020 (795)
INR 13,662,502 USD 184,950 CITI
**
12/16/2020 (719)
INR 13,662,500 USD 184,950 JPMC
**
12/16/2020 (719)
KRW 265,000,000 USD 228,068 CITI
**
12/16/2020 (769)
KRW 265,000,000 USD 228,068 JPMC
**
12/16/2020 (771)
MXN 23,405,000 USD 1,059,246 CITI 12/16/2020 (9,985)
MXN 23,405,000 USD 1,059,247 JPMC 12/16/2020 (9,987)
NOK 13,283,500 USD 1,461,155 CITI 12/16/2020 (36,733)
NOK 13,283,500 USD 1,461,157 JPMC 12/16/2020 (36,733)
NZD 810,248 USD 541,318 CITI 12/16/2020 (5,336)
NZD 810,252 USD 541,322 JPMC 12/16/2020 (5,337)
PLN 130,000 USD 34,662 CITI 12/16/2020 (1,022)
PLN 130,000 USD 34,662 JPMC 12/16/2020 (1,022)
SEK 5,012,000 USD 573,026 CITI 12/16/2020 (12,840)
SEK 5,012,000 USD 573,027 JPMC 12/16/2020 (12,840)
SGD 70,500 USD 51,816 CITI 12/16/2020 (165)
SGD 70,500 USD 51,816 JPMC 12/16/2020 (165)
USD 288,443 AUD 407,000 CITI 12/16/2020 (3,132)
USD 288,443 AUD 407,000 JPMC 12/16/2020 (3,132)
USD 33,753 BRL 190,000 CITI
**
12/16/2020 (6)
USD 33,753 BRL 190,000 JPMC
**
12/16/2020 (6)
USD 64,254 CAD 86,000 CITI 12/16/2020 (355)
USD 64,254 CAD 86,000 JPMC 12/16/2020 (355)
USD 805,582 CNY 5,588,500 CITI
**
12/16/2020 (13,829)
USD 805,581 CNY 5,588,500 JPMC
**
12/16/2020 (13,830)
USD 33,270 EUR 28,500 CITI 12/16/2020 (203)
USD 33,270 EUR 28,500 JPMC 12/16/2020 (203)
USD 697,365 GBP 542,500 CITI 12/16/2020 (3,002)
USD 697,364 GBP 542,500 JPMC 12/16/2020 (3,003)
USD 194,620 INR 14,450,000 CITI
**
12/16/2020 (229)
USD 194,620 INR 14,450,000 JPMC
**
12/16/2020 (229)
USD 577,920 KRW 685,124,992 CITI
**
12/16/2020 (9,732)
USD 577,919 KRW 685,125,008 JPMC
**
12/16/2020 (9,733)
USD 70,261 MXN 1,600,000 CITI 12/16/2020 (1,468)
USD 70,261 MXN 1,600,000 JPMC 12/16/2020 (1,468)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 8,916 PLN 35,000 CITI 12/16/2020 $ (141)
USD 8,916 PLN 35,000 JPMC 12/16/2020 (141)
USD 51,571 SGD 70,500 CITI 12/16/2020 (81)
USD 51,571 SGD 70,500 JPMC 12/16/2020 (81)
USD 32,359 ZAR 550,000 CITI 12/17/2020 (175)
USD 32,359 ZAR 550,000 JPMC 12/17/2020 (175)
Total unrealized depreciation (626,464)
Net unrealized appreciation $ 84,860
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at September 30, 2020
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
1-61 months
maturity
ranging from
10/01/2020
- 10/01/2025 $3,094,555 $(28,229) $(15,048) $(43,277)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 23,108 225,634 (20,842) 48.2
Ansell Ltd. 3,830 101,888 2,379 (5.5)
Aristocrat Leisure Ltd. 1,040 22,681 1,349 (3.1)
Aurizon Holdings Ltd. 9,024 27,761 154 (0.4)
Beach Energy Ltd. 117,933 113,118 100 (0.2)
BlueScope Steel Ltd. 4,113 37,896 (410) 0.9
carsales.com Ltd. 3,130 46,889 1,902 (4.4)
Coca-Cola Amatil Ltd. 12,017 82,255 3,877 (9.0)
Computershare Ltd. 2,819 24,939 (18) 0.0
Crown Resorts Ltd. 4,237 26,915 (1,051) 2.4
Fortescue Metals Group Ltd. 10,932 128,429 (11,241) 26.0
Harvey Norman Holdings Ltd. 37,099 120,748 8,477 (19.6)
Incitec Pivot Ltd. 20,941 30,683 (971) 2.2
JB Hi-Fi Ltd. 3,159 107,406 875 (2.0)
Orica Ltd. 1,763 19,629 (1,799) 4.2
Qube Holdings Ltd. 15,462 28,144 (970) 2.2
REA Group Ltd. 357 28,427 471 (1.1)
South32 Ltd. 14,594 21,658 (818) 1.9

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Star Entertainment Grp Ltd. (The) 28,850 63,642 783 (1.8)
Tabcorp Holdings Ltd. 15,874 38,226 (2,236) 5.2
Treasury Wine Estates Ltd. 6,168 39,631 (519) 1.2
Worley Ltd. 10,597 73,858 598 (1.4)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (552) (32,537) (3,225) 7.5
Alumina Ltd. (21,936) (21,857) 1,308 (3.0)
AMP Ltd. (78,220) (73,658) 11,242 (26.0)
APA Group (19,656) (146,116) (2,265) 5.2
Atlas Arteria Ltd. (10,257) (45,046) (222) 0.5
AusNet Services (34,313) (46,320) (1,075) 2.5
Challenger Ltd. (28,771) (80,064) (998) 2.3
Cochlear Ltd. (208) (29,717) (1,502) 3.5
Commonwealth Bank of Australia (435) (20,017) 599 (1.4)
CSL Ltd. (244) (50,402) (368) 0.9
Evolution Mining Ltd. (4,714) (19,692) (703) 1.6
Insurance Australia Group Ltd. (23,749) (75,152) 4,955 (11.4)
Magellan Financial Group Ltd. (810) (33,408) (347) 0.8
Medibank Pvt Ltd. (58,938) (106,348) (779) 1.8
Oil Search Ltd. (20,876) (39,930) 4,217 (9.7)
Origin Energy Ltd. (9,623) (29,802) 3,396 (7.8)
Qantas Airways Ltd. (12,708) (37,268) (1,553) 3.6
QBE Insurance Group Ltd. (9,212) (57,299) 4,862 (11.2)
Ramsay Health Care Ltd. (747) (35,616) (1,252) 2.9
SEEK Ltd. (5,610) (86,542) (9,614) 22.2
Sonic Healthcare Ltd. (1,094) (25,979) (892) 2.1
Spark Infrastructure Group (27,783) (40,815) 514 (1.2)
Sydney Airport (10,503) (44,601) (3,262) 7.5
Telstra Corp. Ltd. (21,095) (42,237) 753 (1.7)
Transurban Group (7,310) (74,642) (2,574) 5.9
Washington H Soul Pattinson & Co. Ltd. (1,184) (20,112) (2,375) 5.5
Woolworths Group Ltd. (1,328) (34,725) 603 (1.4)
United States
James Hardie Industries plc (3,219) (77,165) (7,634) 17.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the EONIA
plus or minus a specified
spread (-0.08% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/13/2025
- 10/01/2025 $5,413,000 $3,331 $26,270 $29,601
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Arkema SA 434 46,015 (2,318) (7.8)
Atos SE 918 73,767 (2,566) (8.7)
AXA SA 2,063 38,182 (3,314) (11.2)
BNP Paribas SA 2,600 94,054 (15,609) (52.7)
Bouygues SA 1,990 68,767 (6,519) (22.0)
Carrefour SA 7,453 119,092 (9,856) (33.3)
Casino Guichard Perrachon SA 1,415 34,345 (2,665) (9.0)
Cie de Saint-Gobain 4,092 171,402 192 0.6
CNP Assurances 6,662 83,550 (6,015) (20.3)
Credit Agricole SA 6,186 53,972 (7,206) (24.3)
Electricite de France SA 14,946 157,881 8,488 28.7
Engie SA 7,636 102,044 (4,486) (15.2)
Eutelsat Communications SA 8,377 81,589 (7,385) (24.9)
Natixis SA 22,854 51,360 (8,277) (28.0)
Orange SA 9,748 101,531 (8,042) (27.2)
Peugeot SA 10,491 190,249 (223) (0.8)
Publicis Groupe SA 3,537 113,997 (7,367) (24.9)
Rexel SA 6,267 78,576 (6,764) (22.8)
Rubis SCA 1,861 74,508 (9,512) (32.1)
Sanofi 1,301 130,376 (4,036) (13.6)
Sodexo SA 737 52,536 (3,040) (10.3)
Vivendi SA 2,714 75,799 (1,664) (5.6)
Germany
Brenntag AG 1,201 76,362 (23) (0.1)
HOCHTIEF AG 475 36,874 (4,682) (15.8)
Luxembourg
Eurofins Scientific SE 106 83,970 (413) (1.4)
United Kingdom
Dialog Semiconductor plc 5,043 219,798 2,177 7.4
Short Positions
Common Stocks
France
Accor SA (2,039) (57,072) 4,608 15.6
Aeroports de Paris (557) (55,257) 1,291 4.4
Airbus SE (1,815) (131,634) 14,642 49.5
BioMerieux (267) (41,794) (4,103) (13.9)
Bollore SA (9,514) (35,438) 434 1.5
Cie Plastic Omnium SA (1,554) (41,063) (1,015) (3.4)
Edenred (2,616) (117,448) 14,845 50.1
Getlink SE (5,246) (71,064) 5,971 20.2
Iliad SA (435) (79,794) 7,547 25.5
Imerys SA (3,675) (136,607) 11,568 39.1
Ingenico Group SA (1,883) (291,738) 18,657 63.0
Legrand SA (510) (40,621) 1,951 6.6
Orpea (1,239) (140,771) 4,746 16.0
Pernod Ricard SA (392) (62,499) 2,260 7.6
Remy Cointreau SA (1,861) (339,692) (19,956) (67.4)
Renault SA (2,723) (70,637) 7,277 24.6
Safran SA (417) (41,027) 6,585 22.2
Sartorius Stedim Biotech (199) (68,687) (2,378) (8.0)
SEB SA (993) (161,532) 1,710 5.8
Suez SA (1,880) (34,737) (2,007) (6.8)
Ubisoft Entertainment SA (419) (37,764) (246) (0.8)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Vinci SA (866) (72,360) 7,895 26.7
Germany
Sartorius AG (Preference) (86) (35,249) (1,807) (6.1)
United Internet AG (Registered) (2,744) (104,938) 26,621 89.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
1-61 months
maturity
ranging from
10/15/2020
- 10/01/2025 $5,812,376 $53,551 $(18,548) $35,003
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Russia
Evraz plc 13,616 60,631 2,923 8.4
South Africa
Investec plc 28,709 52,835 (1,309) (3.7)
United Kingdom
Aggreko plc 14,391 68,430 (9,916) (28.3)
Auto Trader Group plc 9,358 67,943 1,260 3.6
Avast plc 8,879 60,280 (2,727) (7.8)
Aviva plc 14,576 53,927 (239) (0.7)
Babcock International Group plc 19,251 62,094 (276) (0.8)
BAE Systems plc 10,174 63,186 (4,353) (12.4)
Bellway plc 3,415 103,506 (522) (1.5)
boohoo Group plc 20,638 99,634 19,355 55.3
Britvic plc 9,889 104,787 (4,608) (13.2)
BT Group plc 80,798 102,341 (11,462) (32.7)
Centrica plc 138,499 71,663 (8,847) (25.3)
DS Smith plc 24,605 93,477 1,394 4.0
easyJet plc 14,934 96,220 (10,670) (30.5)
Hays plc 55,871 81,076 (5,404) (15.4)
Imperial Brands plc 2,873 50,747 308 0.9
Kingfisher plc 22,519 86,257 6,058 17.3
M&G plc 63,064 129,624 1,863 5.3
Marks & Spencer Group plc 59,414 74,557 (7,751) (22.1)
Micro Focus International plc 15,041 47,815 (8,028) (22.9)
Mondi plc 2,334 49,352 2,638 7.5
Moneysupermarket.com Group plc 25,914 89,326 (8,666) (24.8)
Royal Mail plc 64,352 197,326 14,890 42.5
Tate & Lyle plc 9,171 78,707 (3,500) (10.0)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Wm Morrison Supermarkets plc 22,314 48,978 (7,133) (20.4)
Short Positions
Common Stocks
Netherlands
Royal Dutch Shell plc (7,841) (97,882) 5,360 15.3
United Kingdom
BP plc (20,011) (57,871) 3,944 11.3
Burberry Group plc (2,566) (51,433) (2,362) (6.7)
Croda International plc (612) (49,367) (1,583) (4.5)
Diageo plc (1,812) (62,240) (373) (1.1)
Halma plc (2,249) (67,946) (2,063) (5.9)
Hargreaves Lansdown plc (5,313) (106,874) 5,870 16.8
Hiscox Ltd. (13,663) (157,657) (26,729) (76.4)
HomeServe plc (3,230) (51,469) 1,846 5.3
HSBC Holdings plc (39,128) (153,079) 5,434 15.5
Informa plc (13,296) (64,441) 1,949 5.6
National Grid plc (4,829) (55,467) (1,956) (5.6)
Ocado Group plc (1,644) (58,147) (8,695) (24.8)
Prudential plc (9,387) (134,688) 5,744 16.4
Reckitt Benckiser Group plc (2,448) (238,693) (662) (1.9)
Rentokil Initial plc (15,965) (110,348) 2,256 6.4
Rolls-Royce Holdings plc (61,192) (101,600) 61,088 174.5
Smiths Group plc (3,705) (65,540) 2,132 6.1
Spirax-Sarco Engineering plc (348) (49,556) (2,682) (7.7)
SSE plc (3,483) (54,210) 840 2.4
St James's Place plc (7,004) (84,261) 3,533 10.1
Taylor Wimpey plc (38,598) (53,971) 2,213 6.3
Weir Group plc (The) (4,193) (67,499) 3,004 8.6
Whitbread plc (2,002) (54,700) 6,334 18.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.08% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
53-61 months
maturity
ranging from
01/13/2025
- 09/22/2025 $1,757,136 $(28,863) $(5,203) $(34,066)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 14,500 38,439 (3,376) 9.9

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
CK Asset Holdings Ltd. 22,500 110,559 (8,864) 26.0
CLP Holdings Ltd. 4,000 37,349 (1,670) 4.9
Henderson Land Development Co. Ltd. 2,000 7,426 (64) 0.2
Hysan Development Co. Ltd. 2,000 6,015 (282) 0.8
Kerry Properties Ltd. 9,500 24,432 (696) 2.0
Melco International Development Ltd. 20,000 35,243 (6,563) 19.3
New World Development Co. Ltd. 12,250 59,801 (1,982) 5.8
NWS Holdings Ltd. 39,000 29,788 (2,468) 7.2
Sino Land Co. Ltd. 6,000 7,024 (393) 1.2
Sun Hung Kai Properties Ltd. 4,500 57,989 (133) 0.4
Swire Pacific Ltd. 4,000 19,366 (592) 1.7
WH Group Ltd. 147,500 120,317 (3,963) 11.6
Yue Yuen Industrial Holdings Ltd. 45,500 73,741 590 (1.7)
United Kingdom
CK Hutchison Holdings Ltd. 26,000 157,554 (5,860) 17.2
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (35,800) (104,709) 11,467 (33.7)
Minth Group Ltd. (16,000) (69,868) (9,791) 28.7
Hong Kong
AIA Group Ltd. (9,400) (93,437) 4,451 (13.1)
ASM Pacific Technology Ltd. (700) (7,166) (35) 0.1
Hang Lung Properties Ltd. (25,000) (63,714) 1,769 (5.2)
Hang Seng Bank Ltd. (400) (5,926) 361 (1.1)
HKT Trust & HKT Ltd. (10,000) (13,273) 559 (1.6)
Hong Kong & China Gas Co. Ltd. (180,050) (261,440) 4,801 (14.1)
MTR Corp. Ltd. (12,643) (62,746) 2,426 (7.1)
Power Assets Holdings Ltd. (1,000) (5,271) 181 (0.5)
Swire Properties Ltd. (21,800) (57,761) 1,169 (3.4)
Techtronic Industries Co. Ltd. (1,000) (13,296) (1,051) 3.1
Vitasoy International Holdings Ltd. (10,000) (38,995) (4,285) 12.6
Wharf Real Estate Investment Co. Ltd. (30,000) (122,972) (197) 0.6
Xinyi Glass Holdings Ltd. (20,000) (40,449) (5,352) 15.7
Macau
Sands China Ltd. (1,200) (4,651) 404 (1.2)
Wynn Macau Ltd. (4,000) (6,419) 576 (1.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Floating Rate plus
or minus a specified spread
(-0.16% to 0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
53-61 months
maturity
ranging from
01/13/2025
- 10/01/2025 $37,788,471 $20,531 $157,586 $178,117

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alphabet, Inc. 126 184,666 (9,295) (5.2)
Anthem, Inc. 468 125,700 1,639 0.9
Arrow Electronics, Inc. 1,445 113,664 291 0.2
Biogen, Inc. 563 159,712 6,080 3.4
Booking Holdings, Inc. 71 121,458 (9,993) (5.6)
Cerner Corp. 2,491 180,074 1,803 1.0
Deckers Outdoor Corp. 606 133,326 9,419 5.3
eBay, Inc. 2,340 121,914 (3,136) (1.8)
Facebook, Inc. 674 176,521 (7,245) (4.1)
Fortune Brands Home & Security, Inc. 1,465 126,752 4,986 2.8
ManpowerGroup, Inc. 1,927 141,307 4,105 2.3
MDU Resources Group, Inc. 5,697 128,182 (6,779) (3.8)
Mohawk Industries, Inc. 1,458 142,286 3,696 2.1
Nu Skin Enterprises, Inc. 2,991 149,819 987 0.6
PulteGroup, Inc. 3,787 175,300 5,454 3.1
Quanta Services, Inc. 2,527 133,577 1,313 0.7
SYNNEX Corp. 1,129 158,128 16,766 9.4
TRI Pointe Group, Inc. 6,414 116,350 1,240 0.7
United Therapeutics Corp. 1,261 127,361 (3,560) (2.0)
Veeva Systems, Inc. 568 159,716 5,828 3.3
Werner Enterprises, Inc. 3,004 126,138 (13,758) (7.7)
Short Positions
Common Stocks
United States
Altice USA, Inc. (4,991) (129,766) 3,524 2.0
American Airlines Group, Inc. (11,482) (141,114) 7,814 4.4
Apache Corp. (14,499) (137,306) 36,402 20.4
Ball Corp. (2,210) (183,695) (3,247) (1.8)
Beyond Meat, Inc. (836) (138,826) (20,688) (11.6)
Boeing Co. (The) (958) (158,319) (3,954) (2.2)
Bright Horizons Family Solutions, Inc. (882) (134,099) (14,165) (8.0)
CMS Energy Corp. (2,322) (142,594) 670 0.4
Costco Wholesale Corp. (412) (146,260) (3,276) (1.8)
Covetrus, Inc. (14,113) (344,357) (54,053) (30.3)
Delta Air Lines, Inc. (4,762) (145,622) 5,188 2.9
Dominion Energy, Inc. (1,640) (129,445) 981 0.6
Dycom Industries, Inc. (2,143) (113,193) 8,101 4.5
FirstEnergy Corp. (4,341) (124,630) 1,468 0.8
Grocery Outlet Holding Corp. (3,718) (146,192) (1,292) (0.7)
Hess Corp. (4,334) (177,391) 19,238 10.8
LendingTree, Inc. (517) (158,662) (252) (0.1)
Lyft, Inc. (8,005) (220,538) 12,986 7.3
NiSource, Inc. (6,791) (149,402) 750 0.4
Pure Storage, Inc. (8,143) (125,321) (2,619) (1.5)
Resideo Technologies, Inc. (12,531) (137,841) 23,182 13.0
Sage Therapeutics, Inc. (2,433) (148,705) (16,046) (9.0)
Schlumberger NV (8,084) (125,787) 20,306 11.4
ServiceMaster Global Holdings, Inc. (4,154) (165,662) 4,445 2.5
Tesla, Inc. (366) (157,018) (21,223) (11.9)
Uber Technologies, Inc. (6,744) (246,021) (8,412) (4.7)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Under Armour, Inc. (10,917) (122,598) (6,817) (3.8)
Visteon Corp. (2,051) (141,970) 16,900 9.5
Willis Towers Watson plc (1,625) (339,332) 601 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-0.80% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
54-61 months
maturity
ranging from
02/25/2025
- 10/01/2025 $1,720,703 $3,971 $(5,664) $(1,693)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 3,762 85,049 10,363 (612.1)
Switzerland
Adecco Group AG (Registered) 1,097 57,884 (3,688) 217.8
Alcon, Inc. 132 7,484 (144) 8.5
BKW AG 350 37,273 (755) 44.6
Bucher Industries AG (Registered) 53 20,189 426 (25.1)
Cie Financiere Richemont SA (Registered) 379 25,447 (792) 46.8
Credit Suisse Group AG (Registered) 5,516 55,065 (3,535) 208.8
DKSH Holding AG 569 39,639 (195) 11.5
dormakaba Holding AG 74 40,175 (1,235) 72.9
Flughafen Zurich AG (Registered) 373 51,180 (3,400) 200.8
Galenica AG 101 7,023 (273) 16.1
Georg Fischer AG (Registered) 7 7,269 (21) 1.2
Helvetia Holding AG (Registered) 272 23,176 (1,316) 77.7
Julius Baer Group Ltd. 255 10,830 (119) 7.1
Novartis AG (Registered) 99 8,596 (250) 14.8
Roche Holding AG 13 4,453 (301) 17.8
SGS SA (Registered) 2 5,360 43 (2.5)
Sonova Holding AG (Registered) 375 95,031 4,409 (260.4)
Sulzer AG (Registered) 278 22,346 (2,013) 118.9
Swatch Group AG (The) 73 17,015 (120) 7.1
Swiss Life Holding AG (Registered) 52 19,676 (622) 36.7
Swisscom AG (Registered) 176 93,237 (2,413) 142.5
Tecan Group AG (Registered) 75 37,299 963 (56.9)
UBS Group AG (Registered) 3,510 39,217 (1,887) 111.4
Vifor Pharma AG 57 7,753 (364) 21.5

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (1,090) (27,712) 282 (16.7)
Banque Cantonale Vaudoise (Registered) (441) (44,753) 1,926 (113.8)
Barry Callebaut AG (Registered) (10) (22,274) (314) 18.6
Belimo Holding AG (Registered) (5) (37,750) 183 (10.8)
Chocoladefabriken Lindt & Spruengli AG (5) (42,205) 248 (14.6)
Clariant AG (Registered) (845) (16,669) 895 (52.8)
Dufry AG (Registered) (160) (4,952) 327 (19.3)
Emmi AG (Registered) (5) (4,996) (65) 3.9
EMS-Chemie Holding AG (Registered) (37) (33,243) 679 (40.1)
Givaudan SA (Registered) (12) (51,814) 633 (37.4)
Idorsia Ltd. (3,730) (100,134) 4,252 (251.2)
Kuehne + Nagel International AG (Registered) (283) (54,951) (141) 8.3
LafargeHolcim Ltd. (Registered) (355) (16,159) 679 (40.1)
Logitech International SA (Registered) (917) (71,033) (6,278) 370.8
Lonza Group AG (Registered) (16) (9,874) (4) 0.2
Nestle SA (Registered) (355) (42,249) 51 (3.0)
OC Oerlikon Corp. AG (Registered) (2,088) (16,629) 1,383 (81.7)
Partners Group Holding AG (35) (32,193) 393 (23.2)
Schindler Holding AG (85) (23,203) 36 (2.1)
SIG Combibloc Group AG (2,886) (57,706) (1,224) 72.3
Sika AG (Registered) (165) (40,516) (633) 37.4
Straumann Holding AG (Registered) (18) (18,209) (227) 13.4
Swiss Re AG (850) (63,052) 5,718 (337.8)
Temenos AG (Registered) (282) (37,902) 4,094 (241.8)
VAT Group AG (146) (27,850) (1,367) 80.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
54-61 months
maturity
ranging from
02/25/2025
- 10/01/2025 $1,381,920 $(22,859) $(10,350) $(33,209)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 1,046 140,919 (5,270) 15.9
Danske Bank A/S 18 243 8 (0.0)
Demant A/S 845 26,500 1,555 (4.7)
FLSmidth & Co. A/S 224 6,361 (588) 1.8

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
GN Store Nord A/S 750 56,503 (442) 1.3
H Lundbeck A/S 594 19,564 (403) 1.2
Novo Nordisk A/S 644 44,619 484 (1.5)
Pandora A/S 4,253 306,802 (20,522) 61.8
ROCKWOOL International A/S 352 135,061 6,595 (19.9)
Royal Unibrew A/S 218 22,470 (307) 0.9
Short Positions
Common Stocks
Denmark
Ambu A/S (863) (24,302) (1,858) 5.6
AP Moller - Maersk A/S (122) (192,868) (6,490) 19.5
Chr Hansen Holding A/S (585) (64,939) (65) 0.2
Coloplast A/S (29) (4,596) (101) 0.3
DSV Panalpina A/S (252) (40,875) (1,189) 3.6
Genmab A/S (31) (11,250) 211 (0.6)
ISS A/S (4,292) (56,490) 5,953 (17.9)
Jyske Bank A/S (Registered) (636) (17,871) 1,496 (4.5)
Novozymes A/S (743) (46,699) 1,556 (4.7)
Orsted A/S (551) (75,917) (964) 2.9
SimCorp A/S (140) (18,366) (469) 1.4
Tryg A/S (1,592) (50,120) (1,100) 3.3
Vestas Wind Systems A/S (115) (18,585) (949) 2.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-2.10% to
0.35%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
54-61 months
maturity
ranging from
02/25/2025
- 10/01/2025 $5,835,439 $24,384 $563 $24,947
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 2,713 111,014 (8,940) (35.8)
Proximus SADP 6,765 123,414 (9,350) (37.5)
Finland
Kesko OYJ 1,842 47,459 3,025 12.1
Nokia OYJ 15,548 60,853 (2,053) (8.2)
Orion OYJ 1,049 47,527 (560) (2.2)
Stora Enso OYJ 3,219 50,384 (1,736) (7.0)
UPM-Kymmene OYJ 1,774 53,995 (2,758) (11.1)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Finland (continued)
Valmet OYJ 1,865 46,004 (5,031) (20.2)
Germany
Aurubis AG 719 48,914 (3,102) (12.4)
Deutsche Post AG (Registered) 2,153 97,694 (2,009) (8.1)
HelloFresh SE 1,484 82,472 16,100 64.5
OSRAM Licht AG 1,335 79,588 10,252 41.1
ProSiebenSat.1 Media SE 3,427 44,911 906 3.6
Luxembourg
Aperam SA 1,637 46,060 (2,677) (10.7)
Netherlands
Aalberts NV 1,217 43,763 (1,990) (8.0)
ASM International NV 329 47,160 1,349 5.4
ASR Nederland NV 3,683 123,871 (5,615) (22.5)
Koninklijke Ahold Delhaize NV 5,552 164,106 (1,219) (4.9)
Koninklijke Philips NV 1,261 59,543 1,131 4.5
Randstad NV 2,375 123,846 (6,425) (25.8)
Signify NV 3,346 123,759 (1,023) (4.1)
Spain
Enagas SA 1,823 42,062 (1,497) (6.0)
Endesa SA 2,305 61,654 (1,366) (5.5)
Mapfre SA 47,659 74,770 (9,332) (37.4)
Red Electrica Corp. SA 3,571 66,975 (863) (3.5)
Repsol SA 13,602 91,890 (10,379) (41.6)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (3,680) (198,133) 11,992 48.1
Telenet Group Holding NV (2,522) (97,889) (3,243) (13.0)
China
Prosus NV (664) (61,289) 440 1.8
Finland
Elisa OYJ (1,516) (89,127) 869 3.5
Nokian Renkaat OYJ (3,309) (93,539) 1,306 5.2
Sampo OYJ (1,923) (76,156) 2,830 11.3
Germany
adidas AG (185) (59,744) 978 3.9
CTS Eventim AG & Co. KGaA (1,716) (82,940) 3,933 15.8
Deutsche Telekom AG (Registered) (6,552) (109,091) 2,510 10.1
E.ON SE (7,694) (84,806) 3,028 12.1
Evotec SE (3,857) (101,687) 311 1.2
MTU Aero Engines AG (409) (67,800) 8,298 33.3
Symrise AG (332) (45,857) 13 0.1
thyssenkrupp AG (13,901) (69,946) 19,537 78.3
Netherlands
ABN AMRO Bank NV (6,609) (55,248) 2,957 11.9
ASML Holding NV (140) (51,712) (1,175) (4.7)
Boskalis Westminster (3,649) (72,387) 5,110 20.5
IMCD NV (547) (65,057) 979 3.9
Koninklijke DSM NV (249) (40,993) (1,355) (5.4)
OCI NV (8,982) (115,126) (575) (2.3)
SBM Offshore NV (9,949) (158,703) 10,385 41.6
Spain
Cellnex Telecom SA (2,990) (181,501) 4,706 18.9
Ferrovial SA (9,929) (241,180) 22,892 91.8
Industria de Diseno Textil SA (1,628) (45,038) 2,751 11.0

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the LIBOR
plus or minus a specified
spread (-5.50% to 0.35%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
54-64 months
maturity
ranging from
02/26/2025
- 10/01/2025 $17,061,893 $(267,911) $60,040 $(207,871)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 6,800 199,848 1,274 (0.6)
Alfresa Holdings Corp. 8,100 177,413 876 (0.4)
GungHo Online Entertainment, Inc. 5,180 111,580 (702) 0.3
Haseko Corp. 15,200 200,214 (13,526) 6.5
JGC Holdings Corp. 10,600 109,944 1,293 (0.6)
Kamigumi Co. Ltd. 5,000 98,527 (2,692) 1.3
M3, Inc. 1,600 98,970 2,019 (1.0)
Medipal Holdings Corp. 6,800 136,356 (384) 0.2
Nippon Telegraph & Telephone Corp. 5,000 102,083 (7,114) 3.4
Obayashi Corp. 19,900 181,673 (2,449) 1.2
Osaka Gas Co. Ltd. 5,300 103,186 (229) 0.1
Sekisui House Ltd. 7,600 134,678 (5,808) 2.8
Subaru Corp. 5,000 97,064 (2,526) 1.2
Sumitomo Heavy Industries Ltd. 3,800 88,410 (1,668) 0.8
Suzuken Co. Ltd. 2,770 105,659 (3,072) 1.5
Teijin Ltd. 7,900 122,516 (2,126) 1.0
Tokyo Gas Co. Ltd. 6,500 148,333 2,983 (1.4)
Toppan Printing Co. Ltd. 11,700 165,379 (7,649) 3.7
Tosoh Corp. 10,600 172,102 (4,705) 2.3
Toyota Tsusho Corp. 3,400 95,629 (1,888) 0.9
Short Positions
Common Stocks
Japan
Acom Co. Ltd. (21,800) (94,827) (2,011) 1.0
Aeon Co. Ltd. (3,600) (96,843) (4,517) 2.2
Asahi Intecc Co. Ltd. (4,200) (132,000) (10,730) 5.2
Asics Corp. (16,800) (234,891) (3,849) 1.9
CyberAgent, Inc. (2,100) (129,678) (12,983) 6.2
Daikin Industries Ltd. (600) (110,865) (23) 0.0
Japan Airport Terminal Co. Ltd. (4,400) (194,931) 548 (0.3)
Kansai Paint Co. Ltd. (4,100) (101,905) (631) 0.3
Keio Corp. (1,700) (105,240) (2,400) 1.2
Keyence Corp. (200) (93,496) (4,376) 2.1
Kikkoman Corp. (2,500) (138,685) (4,046) 1.9
LINE Corp. (3,100) (157,795) 29 (0.0)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Mercari, Inc. (1,900) (87,806) (863) 0.4
MISUMI Group, Inc. (6,500) (182,240) 2,660 (1.3)
MonotaRO Co. Ltd. (2,500) (124,177) (12,781) 6.1
Nidec Corp. (1,000) (93,778) (2,895) 1.4
Nippon Paint Holdings Co. Ltd. (1,200) (123,536) (8,419) 4.0
Nippon Shinyaku Co. Ltd. (1,300) (107,034) 1,445 (0.7)
Nissan Motor Co. Ltd. (31,200) (110,342) 1,820 (0.9)
Nissin Foods Holdings Co. Ltd. (1,000) (93,948) 203 (0.1)
Odakyu Electric Railway Co. Ltd. (5,000) (125,689) (5,054) 2.4
Pan Pacific International Holdings Corp. (5,800) (135,072) (6,325) 3.0
Park24 Co. Ltd. (6,700) (108,779) 6,133 (3.0)
PeptiDream, Inc. (2,300) (107,936) (11,850) 5.7
Persol Holdings Co. Ltd. (9,800) (160,075) 1,711 (0.8)
Pigeon Corp. (3,600) (160,853) (5,894) 2.8
Rakuten, Inc. (10,800) (116,456) 6,396 (3.1)
Shiseido Co. Ltd. (3,800) (219,982) 3,403 (1.6)
SoftBank Group Corp. (2,000) (123,749) 1,136 (0.5)
TOTO Ltd. (5,800) (267,260) (4,091) 2.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.95% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
54-61 months
maturity
ranging from
02/25/2025
- 09/22/2025 $481,435 $(12,333) $(4,067) $(16,400)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Norway
DNB ASA 898 12,510 (462) 2.8
Equinor ASA 1,093 15,485 (1,291) 7.9
Leroy Seafood Group ASA 14,373 82,535 (3,775) 23.0
Norsk Hydro ASA 9,615 26,540 (1,491) 9.1
Salmar ASA 101 5,724 302 (1.8)
Yara International ASA 993 38,210 396 (2.4)
United Kingdom
Subsea 7 SA 2,487 17,875 19 (0.1)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (302) (19,484) (257) 1.6
France
Adevinta ASA (2,336) (40,156) 824 (5.0)
Norway
Gjensidige Forsikring ASA (2,009) (40,772) 1,560 (9.5)
Mowi ASA (823) (14,643) 589 (3.6)
Telenor ASA (6,073) (101,958) (3,959) 24.1
TOMRA Systems ASA (1,513) (65,543) (4,788) 29.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.85% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
54-61 months
maturity
ranging from
02/25/2025
- 10/01/2025 $1,529,936 $(9,250) $1,494 $(7,756)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Sweden
Alfa Laval AB 661 14,591 (769) 9.9
Axfood AB 941 21,555 135 (1.7)
Boliden AB 1,100 32,638 (897) 11.6
Electrolux AB 1,572 36,645 2,555 (32.9)
Elekta AB 1,711 21,501 (1,176) 15.2
Essity AB 3,381 114,147 (1,789) 23.1
Evolution Gaming Group AB 44 2,907 42 (0.5)
Getinge AB 6,563 142,803 7,211 (93.0)
Hennes & Mauritz AB 778 13,403 (561) 7.2
ICA Gruppen AB 1,018 51,716 373 (4.8)
Saab AB 1,129 33,196 (2,036) 26.2
Sandvik AB 252 4,928 (201) 2.6
Securitas AB 5,540 84,689 (2,456) 31.7
Sinch AB 371 30,254 (2,219) 28.6
Skanska AB 3,574 75,478 (1,439) 18.6
SKF AB 2,403 49,575 (1,415) 18.2
Svenska Handelsbanken AB 382 3,196 (35) 0.4
Swedish Orphan Biovitrum AB 3,001 72,400 (2,223) 28.7
Trelleborg AB 898 15,858 (610) 7.9
Volvo AB 866 16,636 (50) 0.6

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (1,606) (48,519) 1,707 (22.0)
Sweden
AAK AB (759) (14,126) 120 (1.6)
Assa Abloy AB (471) (11,012) 179 (2.3)
Atlas Copco AB (417) (19,882) (271) 3.5
BillerudKorsnas AB (3,147) (52,654) (81) 1.0
Embracer Group AB (182) (3,381) 57 (0.7)
Epiroc AB (551) (7,982) (62) 0.8
Hexagon AB (241) (18,203) 33 (0.4)
Hexpol AB (760) (6,798) (35) 0.5
Holmen AB (543) (20,148) 90 (1.2)
Husqvarna AB (888) (9,765) (204) 2.6
Indutrade AB (788) (42,181) 452 (5.8)
Lifco AB (427) (33,027) 217 (2.8)
Nibe Industrier AB (2,388) (61,374) (1,882) 24.3
SSAB AB (6,344) (21,068) 311 (4.0)
Svenska Cellulosa AB SCA (10,041) (137,657) (840) 10.8
Sweco AB (700) (38,777) 794 (10.2)
Swedish Match AB (178) (14,554) (163) 2.1
Tele2 AB (1,066) (15,029) (62) 0.8
Telefonaktiebolaget LM Ericsson (2,751) (30,105) (318) 4.1
Telia Co. AB (20,918) (85,578) (1,732) 22.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-5.25% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
03/25/2021
- 11/25/2021 $4,711,164 $(39,416) $(107,357) $(146,773)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
AltaGas Ltd. 4,222 50,986 (1,010) 0.7
Atco Ltd. 2,904 83,943 (286) 0.2
Canadian Imperial Bank of Commerce 545 40,737 (90) 0.1
Canadian Pacific Railway Ltd. 138 41,979 271 (0.2)
Canadian Tire Corp. Ltd. 1,759 177,175 (291) 0.2
CGI, Inc. 626 42,490 255 (0.2)
CI Financial Corp. 6,832 86,660 (1,634) 1.1

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Cogeco Communications, Inc. 428 35,097 (219) 0.1
Equinox Gold Corp. 3,399 39,694 (76) 0.1
Gibson Energy, Inc. 2,143 34,731 (898) 0.6
Hydro One Ltd. 2,160 45,778 321 (0.2)
iA Financial Corp., Inc. 1,468 51,100 976 (0.7)
IGM Financial, Inc. 1,805 41,385 (1,225) 0.8
Keyera Corp. 2,722 41,089 515 (0.4)
Kinross Gold Corp. 4,602 40,609 66 (0.0)
Linamar Corp. 2,810 83,590 3,379 (2.3)
Magna International, Inc. 2,028 92,799 1,861 (1.3)
Manulife Financial Corp. 5,639 78,431 231 (0.2)
National Bank of Canada 1,398 69,441 448 (0.3)
Quebecor, Inc. 1,448 36,223 (120) 0.1
Seven Generations Energy Ltd. 21,261 57,322 (2,385) 1.6
Stantec, Inc. 1,700 51,617 502 (0.3)
Sun Life Financial, Inc. 1,353 55,134 323 (0.2)
Teck Resources Ltd. 3,799 52,896 (748) 0.5
TFI International, Inc. 2,365 98,895 1,583 (1.1)
Tourmaline Oil Corp. 6,714 82,037 (1,660) 1.1
Ivory Coast
Endeavour Mining Corp. 1,766 43,966 (174) 0.1
United States
BRP, Inc. 1,427 75,393 1,594 (1.1)
Ovintiv, Inc. 13,482 110,262 (6,446) 4.4
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (772) (37,877) (251) 0.2
Canada
Agnico Eagle Mines Ltd. (1,006) (80,152) (963) 0.7
Air Canada (7,709) (90,837) 694 (0.5)
Algonquin Power & Utilities Corp. (5,329) (77,401) (1,318) 0.9
Barrick Gold Corp. (1,693) (47,552) (361) 0.2
BCE, Inc. (1,166) (48,355) 395 (0.3)
Cameco Corp. (7,663) (77,404) (212) 0.1
Canada Goose Holdings, Inc. (9,882) (317,414) (25,738) 17.5
CCL Industries, Inc. (2,872) (110,734) (3,471) 2.4
Dollarama, Inc. (1,434) (54,967) (440) 0.3
Element Fleet Management Corp. (8,541) (71,071) (1,274) 0.9
Enbridge, Inc. (1,502) (43,880) 1,497 (1.0)
Franco-Nevada Corp. (612) (85,521) (282) 0.2
Inter Pipeline Ltd. (4,123) (40,470) 38 (0.0)
Metro, Inc. (940) (45,103) 150 (0.1)
Onex Corp. (1,228) (54,781) (273) 0.2
PrairieSky Royalty Ltd. (6,543) (40,834) 586 (0.4)
Restaurant Brands International, Inc. (1,173) (67,373) (523) 0.4
SNC-Lavalin Group, Inc. (6,167) (98,881) (996) 0.7
Thomson Reuters Corp. (539) (43,013) (357) 0.2
West Fraser Timber Co. Ltd. (6,267) (291,147) (1,159) 0.8

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE LV FUND
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SIBOR
plus or minus a specified
spread (-2.25% to 0.35%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
02/21/2022
- 09/28/2022 $956,545 $(9,035) $47,898 $38,863
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 14,300 46,430 321 0.8
Yangzijiang Shipbuilding Holdings Ltd. 205,700 150,261 2,569 6.6
Singapore
ComfortDelGro Corp. Ltd. 65,900 68,488 (1,029) (2.6)
Genting Singapore Ltd. 77,100 38,058 (68) (0.2)
Jardine Cycle & Carriage Ltd. 3,100 41,148 (523) (1.3)
Singapore Press Holdings Ltd. 21,800 16,704 69 0.2
Venture Corp. Ltd. 4,800 68,155 603 1.6
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (14,800) (29,591) (426) (1.1)
City Developments Ltd. (10,100) (56,858) 556 1.4
Keppel Corp. Ltd. (25,800) (84,513) (6,522) (16.8)
SATS Ltd. (18,700) (39,053) (1,099) (2.8)
Singapore Airlines Ltd. (39,200) (100,316) (2,961) (7.6)
Singapore Technologies Engineering Ltd. (14,400) (36,696) (617) (1.6)
Singapore Telecommunications Ltd. (102,000) (159,637) 259 0.7
UOL Group Ltd. (4,200) (20,637) (167) (0.4)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 47.4%
Australia - 1.3%
Afterpay Ltd. (2)* 327 19,275
BHP Group Ltd. (2) 446 11,522
BHP Group plc (2) 540 11,520
Dexus, REIT (2) 458 2,933
Fortescue Metals Group Ltd. (2) 4,773 56,073
Goodman Group, REIT (2) 1,206 15,615
Rio Tinto plc (2) 402 24,189
Scentre Group, REIT (2) 1,888 3,006
South32 Ltd. (2) 1,617 2,400
Wesfarmers Ltd. (2) 91 2,909
149,442
—
Belgium - 0.1%
UCB SA (2) 133 15,105
Canada - 1.7%
Barrick Gold Corp. 393 11,038
Canadian Natural Resources Ltd. 172 2,757
Cenovus Energy, Inc. 6,022 23,472
CGI, Inc. * 129 8,756
Constellation Software, Inc. 27 30,003
Empire Co. Ltd., Class A 243 7,053
Franco-Nevada Corp. 79 11,039
Keyera Corp. 268 4,046
Kinross Gold Corp. * 5,968 52,664
Manulife Financial Corp. 1,253 17,427
Onex Corp. 135 6,022
Open Text Corp. 307 12,976
RioCan, REIT 213 2,249
Ritchie Bros Auctioneers, Inc. 95 5,634
Teck Resources Ltd., Class B 370 5,152
Yamana Gold, Inc. 271 1,541
201,829
—
Chile - 0.0% (a)
Lundin Mining Corp. 488 2,723
China - 0.0% (a)
Yangzijiang Shipbuilding Holdings
Ltd. (2) 2,500 1,826
Denmark - 0.6%
Novo Nordisk A/S, Class B (2) 586 40,601
Pandora A/S (2) 388 27,989
68,590
—
Finland - 0.4%
Kone OYJ, Class B (2) 104 9,132
Neste OYJ (2) 241 12,691
Orion OYJ, Class B (2) 460 20,841
42,664
—
France - 1.7%
Atos SE (2)* 243 19,527
BNP Paribas SA (2)* 156 5,643
Cie de Saint-Gobain (2)* 565 23,666
CNP Assurances (2)* 1,033 12,955
Electricite de France SA (2) 3,268 34,522
Hermes International (2) 21 18,086
Kering SA (2) 51 33,830
INVESTMENTS SHARES VALUE ($)
France - 1.7% (continued)
Peugeot SA (2)* 1,582 28,689
Publicis Groupe SA (2) 82 2,643
Schneider Electric SE (2) 124 15,413
Unibail-Rodamco-Westfield, REIT
(2) 110 4,057
199,031
—
Germany - 1.0%
Bayerische Motoren Werke AG (2) 132 9,580
HeidelbergCement AG (2) 290 17,721
HOCHTIEF AG (2) 174 13,508
Infineon Technologies AG (2) 918 25,875
KION Group AG (2) 40 3,416
SAP SE (2) 291 45,313
115,413
—
Hong Kong - 0.4%
CK Asset Holdings Ltd. (2) 2,000 9,827
HKT Trust & HKT Ltd. (2) 2,000 2,655
Hong Kong Exchanges & Clearing
Ltd. (2) 200 9,415
Kerry Properties Ltd. (2) 4,000 10,287
Link, REIT (2) 500 4,097
WH Group Ltd. (2)(b) 6,500 5,302
41,583
—
Italy - 0.7%
Enel SpA (2) 5,175 44,898
Mediobanca Banca di Credito
Finanziario SpA (2) 3,003 23,531
UniCredit SpA (2)* 1,543 12,749
81,178
—
Japan - 3.1%
ABC-Mart, Inc. (2) 100 5,207
Aisin Seiki Co. Ltd. (2) 100 3,199
Astellas Pharma, Inc. (2) 300 4,472
Bandai Namco Holdings, Inc. (2) 100 7,327
Benesse Holdings, Inc. (2) 100 2,574
Chubu Electric Power Co., Inc. (2) 1,000 12,163
ENEOS Holdings, Inc. (2) 3,000 10,704
Honda Motor Co. Ltd. (2) 100 2,375
ITOCHU Corp. (2) 500 12,803
Japan Post Insurance Co. Ltd. (2) 2,000 31,491
Japan Retail Fund Investment
Corp., REIT (2) 2 3,094
JGC Holdings Corp. (2) 900 9,335
Kamigumi Co. Ltd. (2) 100 1,971
Koito Manufacturing Co. Ltd. (2) 300 15,308
Marubeni Corp. (2) 600 3,406
Mazda Motor Corp. (2) 400 2,346
Mebuki Financial Group, Inc. (2) 3,800 8,623
MINEBEA MITSUMI, Inc. (2) 200 3,810
NGK Spark Plug Co. Ltd. (2) 500 8,730
Nippon Telegraph & Telephone
Corp. (2) 800 16,333
Nitto Denko Corp. (2) 100 6,515
NTT DOCOMO, Inc. (2) 200 7,349
Obayashi Corp. (2) 2,700 24,649
Olympus Corp. (2) 200 4,159

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 3.1% (continued)
Resona Holdings, Inc. (2) 3,800 12,946
Shimizu Corp. (2) 1,200 9,034
SoftBank Group Corp. (2) 200 12,375
Sony Corp. (2) 700 53,650
Subaru Corp. (2) 400 7,765
Sumitomo Electric Industries Ltd.
(2) 200 2,251
Sumitomo Rubber Industries Ltd.
(2) 400 3,716
Taiheiyo Cement Corp. (2) 100 2,553
Taisei Corp. (2) 100 3,385
Tohoku Electric Power Co., Inc. (2) 600 6,013
Tokyo Electron Ltd. (2) 100 26,125
Toshiba Corp. (2) 300 7,653
Tosoh Corp. (2) 300 4,871
Toyota Tsusho Corp. (2) 200 5,625
Yokohama Rubber Co. Ltd. (The)
(2) 200 2,847
368,752
—
Macau - 0.0% (a)
SJM Holdings Ltd. (2) 2,000 2,371
Netherlands - 0.9%
ASML Holding NV (2) 21 7,757
ING Groep NV (2) 533 3,804
Koninklijke Ahold Delhaize NV (2) 2,461 72,743
Koninklijke Philips NV (2)* 36 1,700
NN Group NV (2) 313 11,732
Royal Dutch Shell plc, Class B (2) 505 6,124
Wolters Kluwer NV (2) 64 5,459
109,319
—
South Africa - 0.2%
Anglo American plc (2) 1,041 25,186
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria
SA (2) 5,048 14,013
Enagas SA (2) 545 12,575
Endesa SA (2) 680 18,189
Iberdrola SA (2) 264 3,249
Naturgy Energy Group SA (2) 136 2,727
50,753
—
Sweden - 0.1%
Skanska AB, Class B (2) 263 5,554
Svenska Handelsbanken AB, Class
A (2)* 794 6,643
12,197
—
Switzerland - 1.6%
Coca-Cola HBC AG (2) 456 11,260
Credit Suisse Group AG
(Registered) (2) 961 9,593
LafargeHolcim Ltd. (Registered)
(2)* 272 12,381
Novartis AG (Registered) (2) 313 27,176
Roche Holding AG (2) 281 96,255
INVESTMENTS SHARES VALUE ($)
Switzerland - 1.6% (continued)
Sonova Holding AG (Registered)
(2)* 128 32,437
189,102
—
United Kingdom - 1.8%
AstraZeneca plc (2) 23 2,513
Aviva plc (2) 17,688 65,440
Berkeley Group Holdings plc (2) 183 9,976
BT Group plc (2) 16,587 21,009
CK Hutchison Holdings Ltd. (2) 5,500 33,329
Direct Line Insurance Group plc (2) 437 1,524
Fiat Chrysler Automobiles NV (2)* 142 1,743
M&G plc (2) 7,427 15,266
Persimmon plc (2) 437 13,927
RELX plc (2) 124 2,760
Sage Group plc (The) (2) 2,719 25,268
Smith & Nephew plc (2) 750 14,692
207,447
—
United States - 31.4%
AbbVie, Inc. 177 15,503
Adobe, Inc. * 95 46,591
Akamai Technologies, Inc. * 204 22,550
Alexion Pharmaceuticals, Inc. * 230 26,319
Allstate Corp. (The) 709 66,745
Alphabet, Inc., Class A * 34 49,830
Alphabet, Inc., Class C * 38 55,845
Altria Group, Inc. 69 2,666
Amazon.com, Inc. * 41 129,098
AMERCO 5 1,780
American Financial Group, Inc. 66 4,421
American Tower Corp., REIT 48 11,603
AmerisourceBergen Corp. 204 19,772
Amgen, Inc. 67 17,029
Anthem, Inc. 27 7,252
Apple, Inc. 2,777 321,603
Applied Materials, Inc. 873 51,900
Arrow Electronics, Inc. * 645 50,736
AT&T, Inc. 61 1,739
Autodesk, Inc. * 15 3,465
AutoZone, Inc. * 15 17,665
AvalonBay Communities, Inc., REIT 95 14,187
Bank of New York Mellon Corp.
(The) 48 1,648
Bausch Health Cos., Inc. * 166 2,581
Berkshire Hathaway, Inc., Class B * 174 37,052
Best Buy Co., Inc. 418 46,519
Biogen, Inc. * 174 49,360
Bristol-Myers Squibb Co. 100 6,029
Broadcom, Inc. 16 5,829
Cardinal Health, Inc. 237 11,127
CDK Global, Inc. 241 10,505
CDW Corp. 156 18,647
Chipotle Mexican Grill, Inc. * 37 46,017
Church & Dwight Co., Inc. 125 11,714
Citigroup, Inc. 34 1,466
Cognizant Technology Solutions
Corp., Class A 363 25,199
Colgate-Palmolive Co. 543 41,892

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 31.4% (continued)
Crown Castle International Corp.,
REIT 37 6,161
Cummins, Inc. 34 7,179
CVS Health Corp. 342 19,973
Darden Restaurants, Inc. 154 15,514
Delta Air Lines, Inc. 422 12,905
Digital Realty Trust, Inc., REIT 38 5,577
Discovery, Inc., Class A * 190 4,136
Domino's Pizza, Inc. 11 4,678
Eaton Corp. plc 20 2,041
eBay, Inc. 57 2,970
Edwards Lifesciences Corp. * 102 8,142
Electronic Arts, Inc. * 189 24,647
Eli Lilly and Co. 18 2,664
Equinix, Inc., REIT 4 3,041
Equity Residential, REIT 47 2,413
Facebook, Inc., Class A * 541 141,688
Fidelity National Financial, Inc. 430 13,463
Fiserv, Inc. * 22 2,267
Ford Motor Co. 2,295 15,285
Fortinet, Inc. * 113 13,313
Garmin Ltd. 310 29,407
General Dynamics Corp. 99 13,705
General Electric Co. 4,820 30,029
General Motors Co. 490 14,499
Hartford Financial Services Group,
Inc. (The) 628 23,148
HD Supply Holdings, Inc. * 74 3,052
Hershey Co. (The) 176 25,228
Hologic, Inc. * 81 5,384
Home Depot, Inc. (The) 274 76,093
Howmet Aerospace, Inc. 1,310 21,903
HP, Inc. 2,462 46,753
Humana, Inc. 146 60,428
Huntington Ingalls Industries, Inc. 13 1,830
IAC/InterActiveCorp * 19 2,276
Incyte Corp. * 200 17,948
Intel Corp. 1,066 55,197
International Business Machines
Corp. 179 21,779
International Paper Co. 365 14,797
Intuit, Inc. 100 32,621
Johnson & Johnson 117 17,419
Johnson Controls International plc 344 14,052
Kimberly-Clark Corp. 156 23,035
Kroger Co. (The) 131 4,442
Laboratory Corp. of America
Holdings * 48 9,037
Lam Research Corp. 162 53,744
LKQ Corp. * 447 12,395
Lockheed Martin Corp. 86 32,962
Lowe's Cos., Inc. 346 57,388
Lululemon Athletica, Inc. * 68 22,397
LyondellBasell Industries NV, Class
A 90 6,344
M&T Bank Corp. 119 10,959
Marathon Petroleum Corp. 199 5,839
Mastercard, Inc., Class A 226 76,426
Match Group, Inc. * 114 12,614
McDonald's Corp. 90 19,754
INVESTMENTS SHARES VALUE ($)
United States - 31.4% (continued)
McKesson Corp. 246 36,637
Merck & Co., Inc. 640 53,088
MetLife, Inc. 141 5,241
Micron Technology, Inc. * 584 27,425
Microsoft Corp. 1,166 245,245
Mohawk Industries, Inc. * 87 8,490
Monster Beverage Corp. * 357 28,631
Newmont Corp. 245 15,545
NextEra Energy, Inc. 48 13,323
NIKE, Inc., Class B 621 77,960
Northrop Grumman Corp. 64 20,191
NortonLifeLock, Inc. 385 8,023
NRG Energy, Inc. 394 12,112
NVIDIA Corp. 52 28,143
Omnicom Group, Inc. 176 8,712
Oracle Corp. 397 23,701
O'Reilly Automotive, Inc. * 24 11,066
Pentair plc 70 3,204
People's United Financial, Inc. 1,634 16,847
PepsiCo, Inc. 105 14,553
Philip Morris International, Inc. 302 22,647
Procter & Gamble Co. (The) 382 53,094
Prologis, Inc., REIT 140 14,087
Prudential Financial, Inc. 43 2,731
Public Storage, REIT 81 18,040
PulteGroup, Inc. 317 14,674
Qorvo, Inc. * 129 16,642
QUALCOMM, Inc. 356 41,894
Regeneron Pharmaceuticals, Inc. * 27 15,114
S&P Global, Inc. 34 12,260
SBA Communications Corp., REIT 8 2,548
Seagate Technology plc 179 8,819
Signature Bank 54 4,481
Simon Property Group, Inc., REIT 80 5,174
Skyworks Solutions, Inc. 325 47,288
Snap-on, Inc. 12 1,766
Southwest Airlines Co. 118 4,425
SS&C Technologies Holdings, Inc. 29 1,755
State Street Corp. 41 2,433
Steel Dynamics, Inc. 318 9,104
Target Corp. 207 32,586
Tesla, Inc. * 5 2,145
Texas Instruments, Inc. 241 34,412
Tractor Supply Co. 20 2,867
Tyson Foods, Inc., Class A 80 4,758
UnitedHealth Group, Inc. 75 23,383
Universal Health Services, Inc.,
Class B 61 6,528
Verizon Communications, Inc. 277 16,479
Vertex Pharmaceuticals, Inc. * 15 4,082
ViacomCBS, Inc. 495 13,865
Walgreens Boots Alliance, Inc. 571 20,510
Walmart, Inc. 502 70,235
Waste Management, Inc. 68 7,696
Wells Fargo & Co. 239 5,619
Western Union Co. (The) 880 18,858
Westrock Co. 265 9,206
Whirlpool Corp. 38 6,988
Yum! Brands, Inc. 342 31,225

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
September 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 31.4% (continued)
Zions Bancorp NA 228 6,662
3,712,042
—
TOTAL COMMON STOCKS
(Cost $4,110,668) 5,596,553
SHORT-TERM INVESTMENTS - 50.9%
INVESTMENT COMPANIES - 50.9%
Limited Purpose Cash Investment
Fund, 0.12% (c)
(Cost $5,996,389) 5,996,897 5,995,698
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.3%
(Cost $10,107,057) 11,592,251
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.7% (d) 205,231
NET ASSETS - 100.0% 11,797,482
SECT OR VALUE
% OF NET
ASSETS
Communication Services $ 394,196 3.3%
Consumer Discretionary 964,073 8.2
Consumer Staples 419,764 3.6
Energy 65,632 0.6
Financials 483,995 4.1
Health Care 694,748 5.9
Industrials 380,085 3.2
Information Technology 1,582,208 13.4
Materials 314,085 2.7
Real Estate 137,996 1.2
Utilities 159,771 1.2
Short-Term Investments 5,995,698 50.9
Total Investments In Securities
At Value 11,592,251 98.3
Other Assets in Excess of
Liabilities (d) 205,231 1.7
Net Assets
$ 11,797,482 100.0%
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2020 amounted to $5,302, which represents approximately 0.04% of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2020.
(d) Includes appreciation/(depreciation) on futures and written options contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Written Call Option Contracts (Premium Style) as of September 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
DAX Index JPMS 1 EUR (63,804) EUR 13,050.00 11/20/2020 $ (1,998)
EURO STOXX 50 Index JPMS 1 EUR (31,936) EUR 3,175.00 10/16/2020 (896)
EURO STOXX 50 Index JPMS 1 EUR (31,936) EUR 3,175.00 11/20/2020 (1,503)
EURO STOXX 50 Index JPMS 1 EUR (31,936) EUR 3,300.00 11/20/2020 (732)
FTSE 100 Index JPMS 2 GBP (117,322) GBP 5,825.00 10/16/2020 (3,329)
S&P 500 Index JPMS 2 USD (672,600) USD 3,280.00 11/20/2020 (34,089)
S&P 500 Index JPMS 1 USD (336,300) USD 3,330.00 11/20/2020 (13,810)
U.S. Treasury 30 Year Bond JPMS 1 USD (100,000) USD 177.00 11/20/2020 (2,234)
(58,591)
Written Put Option Contracts (Premium Style) as of September 30, 2020:
Exchange Traded
D ESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
DAX Index JPMS 1 EUR (63,804) EUR 11,550.00 11/20/2020 $ (926)
DAX Index JPMS 1 EUR (63,804) EUR 11,950.00 11/20/2020 (1,352)
DAX Index JPMS 1 EUR (63,804) EUR 12,000.00 10/16/2020 (372)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 2,850.00 11/20/2020 (689)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
(Continued)
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE VALUE
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 2,925.00 11/20/2020 $ (938)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 2,950.00 11/20/2020 (1,039)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 2,975.00 10/16/2020 (256)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 3,000.00 11/20/2020 (1,271)
EURO STOXX 50 Index JPMS 1 EUR (31,936) EUR 3,025.00 10/16/2020 (188)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 3,025.00 11/20/2020 (1,405)
EURO STOXX 50 Index JPMS 4 EUR (127,744) EUR 3,075.00 10/16/2020 (1,097)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 3,100.00 11/20/2020 (1,883)
EURO STOXX 50 Index JPMS 4 EUR (127,744) EUR 3,125.00 10/16/2020 (1,613)
EURO STOXX 50 Index JPMS 2 EUR (63,872) EUR 3,125.00 11/20/2020 (2,071)
EURO STOXX 50 Index JPMS 4 EUR (127,744) EUR 3,175.00 10/16/2020 (2,349)
EURO STOXX 50 Index JPMS 1 EUR (31,936) EUR 3,225.00 11/20/2020 (1,490)
FTSE 100 Index JPMS 2 GBP (117,322) GBP 5,475.00 10/16/2020 (516)
FTSE 100 Index JPMS 2 GBP (117,322) GBP 5,675.00 10/16/2020 (1,226)
Nikkei 225 Index JPMS 1 JPY (23,185,120) JPY 21,875.00 11/13/2020 (2,750)
Nikkei 225 Index JPMS 1 JPY (23,185,120) JPY 22,375.00 10/9/2020 (578)
Russell 2000 Index JPMS 2 USD (301,538) USD 1,420.00 10/16/2020 (2,772)
Russell 2000 Index JPMS 1 USD (150,769) USD 1,450.00 10/16/2020 (1,967)
S&P 500 Index JPMS 1 USD (336,300) USD 2,940.00 11/20/2020 (2,912)
S&P 500 Index JPMS 2 USD (672,600) USD 3,025.00 11/20/2020 (8,272)
S&P 500 Index JPMS 1 USD (336,300) USD 3,060.00 11/20/2020 (4,795)
S&P 500 Index JPMS 1 USD (336,300) USD 3,095.00 11/20/2020 (5,910)
S&P 500 Index JPMS 1 USD (336,300) USD 3,100.00 10/16/2020 (1,127)
S&P 500 Index JPMS 1 USD (336,300) USD 3,105.00 11/20/2020 (5,815)
S&P 500 Index JPMS 1 USD (336,300) USD 3,120.00 10/16/2020 (1,219)
S&P 500 Index JPMS 1 USD (336,300) USD 3,135.00 10/16/2020 (1,040)
S&P 500 Index JPMS 1 USD (336,300) USD 3,140.00 10/16/2020 (1,355)
S&P 500 Index JPMS 1 USD (336,300) USD 3,160.00 11/20/2020 (7,210)
S&P 500 Index JPMS 1 USD (336,300) USD 3,190.00 11/20/2020 (7,606)
S&P 500 Index JPMS 1 USD (336,300) USD 3,200.00 10/16/2020 (2,350)
S&P 500 Index JPMS 1 USD (336,300) USD 3,230.00 10/16/2020 (2,425)
S&P 500 Index JPMS 1 USD (336,300) USD 3,255.00 10/16/2020 (3,500)
S&P 500 Index JPMS 1 USD (336,300) USD 3,260.00 10/16/2020 (3,594)
S&P 500 Index JPMS 1 USD (336,300) USD 3,265.00 10/16/2020 (3,655)
S&P 500 Index JPMS 1 USD (336,300) USD 3,360.00 11/20/2020 (13,840)
U.S. Treasury 30 Year Bond JPMS 1 USD (100,000) USD 173.00 10/23/2020 (375)
U.S. Treasury 30 Year Bond JPMS 1 USD (100,000) USD 174.00 11/20/2020 (1,703)
U.S. Treasury 30 Year Bond JPMS 3 USD (300,000) USD 175.00 10/23/2020 (2,578)
U.S. Treasury 30 Year Bond JPMS 1 USD (100,000) USD 176.00 10/23/2020 (1,250)
U.S. Treasury 30 Year Bond JPMS 1 USD (100,000) USD 177.00 11/20/2020 (2,954)
(114,233)
Total Written Option Contracts (Premium Style) (Premiums Received ($241,270)) $ (172,824)
Written Call Option Contracts (Futures Style) as of September 30, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund December
Futures JPMS 1 EUR (100,000) EUR 173.00 10/23/2020 $ (631)
Euro-Bund December
Futures JPMS 2 EUR (200,000) EUR 173.50 10/23/2020 (836)
Euro-Bund December
Futures JPMS 2 EUR (200,000) EUR 174.50 10/23/2020 (151)

AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
AQR VOLATILITY RISK PREMIUM FUND
Schedule of Investments
September 30, 2020 (Unaudited)
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund December
Futures JPMS 2 EUR (200,000) EUR 175.00 10/23/2020 $ 419
Euro-Bund December
Futures JPMS 2 EUR (200,000) EUR 175.50 10/23/2020 1,052
Euro-Bund December
Futures JPMS 2 EUR (200,000) EUR 176.00 11/20/2020 279
$ 132
Written Put Option Contracts (Futures Style) as of September 30, 2020:
Exchange Traded
DESCRIPTION COUNTERPARTY
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT
EXERCISE
PRICE
EXPIRATION
DATE
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Euro-Bund December
Futures JPMS 1 EUR (100,000) EUR 173.00 10/23/2020 $ 1,395
Euro-Bund December
Futures JPMS 4 EUR (400,000) EUR 173.50 10/23/2020 975
Euro-Bund December
Futures JPMS 3 EUR (300,000) EUR 174.00 10/23/2020 1,345
$ 3,715
Total Written Option Contracts (Futures Style) $ 3,847
Futures contracts outstanding as of September 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Euro-Bund 4 12/2020 EUR $ 818,464 $ (109)
MSCI EAFE E-Mini Index 1 12/2020 USD 92,660 (2,412)
(2,521)
Short Contracts
EURO STOXX 50 Index (8) 12/2020 EUR (299,584) (2,353)
Russell 2000 E-Mini Index (2) 12/2020 USD (150,440) (2,045)
S&P 500 E-Mini Index (7) 12/2020 USD (1,173,201) (10,632)
U.S. Treasury Long Bond (1) 12/2020 USD (176,281) 217
(14,813)
$ (17,334)

Schedule of Investments
AQR Funds | N-PORT Part F | September 2020
September 30, 2020 (Unaudited)
See notes to Schedule of Investments.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System  Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
CITI - Citibank NA
DTBK - Deutsche Bank AG
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc
SOCG - Societe Generale

Schedule of Investments
AQR Funds | N-PORT Part F | September 2020
See notes to Schedule of Investments.
September 30, 2020 (Unaudited)
The following reference rates, and their values as of period-end, are used for security descriptions:
1 Month London Interbank Offered Rate (“LIBOR”): 0.15%
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.23%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: -0.73%
6 Month London Interbank Offered Rate (“LIBOR”) - GBP: 0.09%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: -0.05%
Australian Bank-Bill Reference Rate (“BBR”): 0.09%
Australian Overnight Indexed Swap Rate (“AOISR”): 0.13%
Bank of Japan Estimate Unsecured Overnight Call Rate: -0.06%
Canadian Bankers’ Acceptance Rate ("BA"): 0.48%
Canadian Dollar Offered Rate (“CDOR”): 0.48%
Copenhagen Interbank Offered Rate(“CIBOR”): -0.28%
EUR/USD 1 Week Forward Swap Rate: -0.55%
Euro Interbank Offered Rate (“EURIBOR”): -0.53%
Euro Overnight Index Average (“EONIA”): -0.49%
Federal Funds Floating Rate: 0.09%
GBP/USD 1 Week Forward FX Swap Rate: 0.40%
HKD/USD 1 Month Forward FX Swap Rate: 0.48%
Hong Kong Interbank Offered Rate (“HIBOR”): 0.48%
Hong Kong Overnight Index Average (“HONIX”): 0.09%
Johannesburg Interbank Agreed Rate (“JIBAR”): 3.34%
JPY/USD 1 Week Forward Swap Rate: -0.11%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 4.55%
Norway Interbank Offered Rate ("NIBOR"): 0.24%
Overnight Bank Funding Rate ("OBFR"): 0.08%
Rand Overnight Deposit Rate: 3.32%
Reserve Bank of Australia Cash Rate  (“RBACR”):  0.13%
Singapore Interbank Offered Rate (“SIBOR”): 0.25%
Singapore Swap Offered Rate (“SOR”): 0.12%
Sterling Overnight Index Average (“SONIA”): 0.05%
Stockholm Interbank Offered Rate (“STIBOR”): -0.05%
Swiss Average Rate Overnight (“SARON”): -0.71%
Tokyo Overnight Average Rate (“TONAR”):  -0.06%
Warsaw Interbank Offered Rate(“WIBOR”): 0.10%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2020
September 30, 2020 (Unaudited)
The Consolidated Schedules of Investments of AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV
Fund, AQR Multi-Asset Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II HV Fund, AQR
Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of
AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd.,
AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.,
AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Style
Premia Alternative LV Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 104,213,284 $ 80,655,966 $ – $ 184,869,250
Preferred Stocks
†
................................ 170,208 – – 170,208
Short-Term Investments ........................... 97,375,677 59,316,482 – 156,692,159
Written Options (Futures Style)* ..................... 49,822 – – 49,822
Futures Contracts* ............................... 4,139,057 – – 4,139,057
Forward Foreign Currency Exchange Contracts* ........ – 4,818,043 – 4,818,043
Total Return Swaps Contracts* ...................... – 415,368 – 415,368
Total Assets $ 205,948,048 $ 145,205,859 $ – $ 351,153,907
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (96,611,060) $ (73,051,988) $ –
(a)
$ (169,663,048)
Written Options (Future Style)* ...................... (6,250) – – (6,250)
Written Options (Premium Style)* .................... (866,305) – – (866,305)
Futures Contracts* ............................... (2,187,898) – – (2,187,898)
Forward Foreign Currency Exchange Contracts* ........ – (5,513,019) – (5,513,019)
Total Return Swaps Contracts* ...................... – (992,726) – (992,726)
Total Liabilities $ (99,671,513) $ (79,557,733) $ –
(a)
$ (179,229,246)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2020
September 30, 2020 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 228,895,270 $ 17,235,488 $ 583,339 $ 246,714,097
Convertible Preferred Stocks ....................... – 47,749,340 – 47,749,340
Corporate Bonds ................................ – 5,548,113 1,236,970 6,785,083
Convertible Bonds ............................... – 192,471,335 11,500 192,482,835
Closed End Funds ............................... 29,623,322 – – 29,623,322
Preferred Stocks ................................ – – 563,687 563,687
U.S. Treasury Obligations ......................... – 7,492 – 7,492
Rights ........................................ 384,230 40,980 226,042 651,252
Securities in Litigation ............................ – – 299,848 299,848
Warrants ...................................... 21,742,154 698,933 41,017 22,482,104
Short-Term Investments ........................... 169,453,052 124,444,155 – 293,897,207
Forward Foreign Currency Exchange Contracts* ........ – 90,378 – 90,378
Total Return Basket Swaps Contracts* ................ – 20,976,234 – 20,976,234
Total Assets $ 450,098,028 $ 409,262,448 $ 2,962,403 $ 862,322,879
LIABILITIES
Common Stocks(Sold Short) ....................... $ (178,195,019) $ (11,866,212) $ –
(a)
$ (190,061,231)
Convertible Bonds(Sold Short) ..................... – (16,006,794) – (16,006,794)
Master Limited Partnerships(Sold Short) .............. (526) – – (526)
U.S. Treasury Obligations(Sold Short) ................ – (835,800) – (835,800)
Futures Contracts* ............................... (141,666) – – (141,666)
Forward Foreign Currency Exchange Contracts* ........ – (80,511) – (80,511)
Credit Default Swap Contracts* ..................... – (1,049,551) – (1,049,551)
Total Return Basket Swaps Contracts* ................ – (5,050,961) – (5,050,961)
Total Liabilities $ (178,337,211) $ (34,889,829) $ –
(a)
$ (213,227,040)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 19,494,407 $ – $ – $ 19,494,407
Short-Term Investments ........................... 397,643 – – 397,643
Total Assets $ 19,892,050 $ – $ – $ 19,892,050
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 7,537,970 $ – $ 7,537,970
Short-Term Investments ........................... 45,315,899 45,739,420 – 91,055,319
Forward Foreign Currency Exchange Contracts* ........ – 25,272 – 25,272
Total Return Basket Swaps Contracts* ................ – 724,748 – 724,748
Total Assets $ 45,315,899 $ 54,027,410 $ – $ 99,343,309
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (7,048,741) $ – $ (7,048,741)
Forward Foreign Currency Exchange Contracts* ........ – (18,385) – (18,385)
Total Return Basket Swaps Contracts* ................ – (1,660,623) – (1,660,623)
Total Liabilities $ – $ (8,727,749) $ – $ (8,727,749)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2020
September 30, 2020 (Unaudited)
AQR GLOBAL MACRO FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 10,229,220 $ 11,566,891 $ – $ 21,796,111
Futures Contracts* ............................... 897,265 – – 897,265
Forward Foreign Currency Exchange Contracts* ........ – 939,392 – 939,392
Interest Rate Swap Contracts* ...................... – 1,175,847 – 1,175,847
Total Return Swaps Contracts* ...................... – 185,134 – 185,134
Total Assets $ 11,126,485 $ 13,867,264 $ – $ 24,993,749
LIABILITIES
Futures Contracts* ............................... $ (619,859) $ – $ – $ (619,859)
Forward Foreign Currency Exchange Contracts* ........ – (889,345) – (889,345)
Interest Rate Swap Contracts* ...................... – (1,360,922) – (1,360,922)
Total Return Swaps Contracts* ...................... – (152,085) – (152,085)
Total Liabilities $ (619,859) $ (2,402,352) $ – $ (3,022,211)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 156,842 $ – $ – $ 156,842
Short-Term Investments ........................... 116,915,860 274,840,026 – 391,755,886
Futures Contracts* ............................... 540,862 – – 540,862
Forward Foreign Currency Exchange Contracts* ........ – 341,183 – 341,183
Total Return Basket Swaps Contracts* ................ – 6,236,320 – 6,236,320
Total Return Swaps Contracts* ...................... – 128,617 – 128,617
Total Assets $ 117,613,564 $ 281,546,146 $ – $ 399,159,710
LIABILITIES
Futures Contracts* ............................... $ (1,243,695) $ – $ – $ (1,243,695)
Forward Foreign Currency Exchange Contracts* ........ – (985,592) – (985,592)
Total Return Basket Swaps Contracts* ................ – (9,618,431) – (9,618,431)
Total Return Swaps Contracts* ...................... – (266,685) – (266,685)
Total Liabilities $ (1,243,695) $ (10,870,708) $ – $ (12,114,403)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 583,617,923 $ 2,764,602,649 $ – $ 3,348,220,572
Futures Contracts* ............................... 63,312,969 – – 63,312,969
Forward Foreign Currency Exchange Contracts* ........ – 90,742,483 – 90,742,483
Total Return Swaps Contracts* ...................... – 38,495,385 – 38,495,385
Total Assets $ 646,930,892 $ 2,893,840,517 $ – $ 3,540,771,409
LIABILITIES
Futures Contracts* ............................... $ (32,071,344) $ – $ – $ (32,071,344)
Forward Foreign Currency Exchange Contracts* ........ – (137,968,230) – (137,968,230)
Total Return Swaps Contracts* ...................... – (33,863,227) – (33,863,227)
Total Liabilities $ (32,071,344) $ (171,831,457) $ – $ (203,902,801)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 36,700,574 $ 170,264,608 $ – $ 206,965,182
Futures Contracts* ............................... 6,808,124 – – 6,808,124
Forward Foreign Currency Exchange Contracts* ........ – 9,827,113 – 9,827,113
Total Return Swaps Contracts* ...................... – 4,055,651 – 4,055,651
Total Assets $ 43,508,698 $ 184,147,372 $ – $ 227,656,070
LIABILITIES
Futures Contracts* ............................... $ (3,512,774) $ – $ – $ (3,512,774)
Forward Foreign Currency Exchange Contracts* ........ – (14,990,174) – (14,990,174)
Total Return Swaps Contracts* ...................... – (3,550,412) – (3,550,412)
Total Liabilities $ (3,512,774) $ (18,540,586) $ – $ (22,053,360)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2020
September 30, 2020 (Unaudited)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 25,787,997 $ 11,426,623 $ – $ 37,214,620
Preferred Stocks
†
................................ 29,747 – – 29,747
Foreign Government Securities ..................... – 3,051,801 – 3,051,801
U.S. Treasury Obligations ......................... – 25,007,659 – 25,007,659
Short-Term Investments ........................... 26,630,339 66,300,102 – 92,930,441
Futures Contracts* ............................... 2,283,726 – – 2,283,726
Forward Foreign Currency Exchange Contracts* ........ – 1,880,452 – 1,880,452
Total Return Swaps Contracts* ...................... – 337,978 – 337,978
Total Assets $ 54,731,809 $ 108,004,615 $ – $ 162,736,424
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (6,185,126) $ (2,473,326) $ – $ (8,658,452)
Reverse Repurchase Agreements ................... – (15,969,645) – (15,969,645)
Futures Contracts* ............................... (840,408) – – (840,408)
Forward Foreign Currency Exchange Contracts* ........ – (1,580,057) – (1,580,057)
Total Return Swaps Contracts* ...................... – (81,887) – (81,887)
Total Liabilities $ (7,025,534) $ (20,104,915) $ – $ (27,130,449)
AQR MULTI-STRATEGY ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 10,679,088 $ – $ – $ 10,679,088
Convertible Bonds
†
.............................. – 4,969,374 – 4,969,374
Short-Term Investments ........................... 17,691,203 9,212,950 – 26,904,153
Written Options (Futures Style)* ..................... 3,043 – – 3,043
Futures Contracts* ............................... 590,102 – – 590,102
Forward Foreign Currency Exchange Contracts* ........ – 597,098 – 597,098
Interest Rate Swap Contracts* ...................... – 435,962 – 435,962
Credit Default Swap Contracts* ..................... – 47,511 – 47,511
Total Return Basket Swaps Contracts* ................ – 368,408 – 368,408
Total Return Swaps Contracts* ...................... – 174,483 – 174,483
Total Assets $ 28,963,436 $ 15,805,786 $ – $ 44,769,222
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (13,465,387) $ – $ – $ (13,465,387)
Written Options (Future Style)* ...................... (1,030) – – (1,030)
Written Options (Premium Style)* .................... (62,280) – – (62,280)
Futures Contracts* ............................... (384,575) – – (384,575)
Forward Foreign Currency Exchange Contracts* ........ – (845,281) – (845,281)
Interest Rate Swap Contracts* ...................... – (467,451) – (467,451)
Credit Default Swap Contracts* ..................... – (249,870) – (249,870)
Total Return Basket Swaps Contracts* ................ – (609,913) – (609,913)
Total Return Swaps Contracts* ...................... – (138,474) – (138,474)
Total Liabilities $ (13,913,272) $ (2,310,989) $ – $ (16,224,261)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 62,708,208 $ 58,693,556 $ – $ 121,401,764
Futures Contracts* ............................... 10,919,199 – – 10,919,199
Total Return Swaps Contracts* ...................... – 4,030,650 – 4,030,650
Total Assets $ 73,627,407 $ 62,724,206 $ – $ 136,351,613
LIABILITIES
Futures Contracts* ............................... $ (5,839,738) $ – $ – $ (5,839,738)
Total Return Swaps Contracts* ...................... – (1,031,742) – (1,031,742)
Total Liabilities $ (5,839,738) $ (1,031,742) $ – $ (6,871,480)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2020
September 30, 2020 (Unaudited)
AQR RISK PARITY II HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 3,655,423 $ – $ 3,655,423
U.S. Treasury Obligations ......................... – 9,921,597 – 9,921,597
Short-Term Investments ........................... 6,780,234 6,099,049 – 12,879,283
Futures Contracts* ............................... 617,902 – – 617,902
Forward Foreign Currency Exchange Contracts* ........ – 57,317 – 57,317
Total Return Swaps Contracts* ...................... – 8,296 – 8,296
Total Assets $ 7,398,136 $ 19,741,682 $ – $ 27,139,818
LIABILITIES
Reverse Repurchase Agreements ................... $ – $ (4,617,750) $ – $ (4,617,750)
Futures Contracts* ............................... (275,871) – – (275,871)
Total Return Swaps Contracts* ...................... – (25,216) – (25,216)
Total Liabilities $ (275,871) $ (4,642,966) $ – $ (4,918,837)
AQR RISK PARITY II MV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 9,519,534 $ – $ 9,519,534
U.S. Treasury Obligations ......................... – 25,658,110 – 25,658,110
Short-Term Investments ........................... 29,024,573 29,749,088 – 58,773,661
Futures Contracts* ............................... 1,464,753 – – 1,464,753
Forward Foreign Currency Exchange Contracts* ........ – 150,624 – 150,624
Total Return Swaps Contracts* ...................... – 313,793 – 313,793
Total Assets $ 30,489,326 $ 65,391,149 $ – $ 95,880,475
LIABILITIES
Futures Contracts* ............................... $ (487,482) $ – $ – $ (487,482)
Forward Foreign Currency Exchange Contracts* ........ – (266) – (266)
Total Return Swaps Contracts* ...................... – (57,677) – (57,677)
Total Liabilities $ (487,482) $ (57,943) $ – $ (545,425)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 47,159,530 $ – $ 47,159,530
Short-Term Investments ........................... 461,006,361 401,399,687 – 862,406,048
Futures Contracts* ............................... 39,353,338 – – 39,353,338
Forward Foreign Currency Exchange Contracts* ........ – 17,989,782 – 17,989,782
Interest Rate Swap Contracts* ...................... – 28,035,928 – 28,035,928
Total Return Basket Swaps Contracts* ................ – 9,746,854 – 9,746,854
Total Return Swaps Contracts* ...................... – 6,365,415 – 6,365,415
Total Assets $ 500,359,699 $ 510,697,196 $ – $ 1,011,056,895
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (4,161,723) $ (46,106,695) $ (3) $ (50,268,421)
Futures Contracts* ............................... (16,559,008) – – (16,559,008)
Forward Foreign Currency Exchange Contracts* ........ – (17,456,045) – (17,456,045)
Interest Rate Swap Contracts* ...................... – (27,962,567) – (27,962,567)
Total Return Basket Swaps Contracts* ................ – (26,668,401) – (26,668,401)
Total Return Swaps Contracts* ...................... – (7,922,573) – (7,922,573)
Total Liabilities $ (20,720,731) $ (126,116,281) $ (3) $ (146,837,015)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2020
September 30, 2020 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for AQR Alternative Risk Premia Fund and AQR Style Premia Alternative Fund.
AQR STYLE PREMIA ALTERNATIVE LV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 956,849 $ – $ 956,849
Short-Term Investments ........................... 27,051,990 13,375,945 – 40,427,935
Futures Contracts* ............................... 821,597 – – 821,597
Forward Foreign Currency Exchange Contracts* ........ – 711,324 – 711,324
Interest Rate Swap Contracts* ...................... – 597,598 – 597,598
Total Return Basket Swaps Contracts* ................ – 306,531 – 306,531
Total Return Swaps Contracts* ...................... – 164,174 – 164,174
Total Assets $ 27,873,587 $ 16,112,421 $ – $ 43,986,008
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (982,823) $ – $ (982,823)
Futures Contracts* ............................... (374,257) – – (374,257)
Forward Foreign Currency Exchange Contracts* ........ – (626,464) – (626,464)
Interest Rate Swap Contracts* ...................... – (607,813) – (607,813)
Total Return Basket Swaps Contracts* ................ – (491,045) – (491,045)
Total Return Swaps Contracts* ...................... – (205,273) – (205,273)
Total Liabilities $ (374,257) $ (2,913,418) $ – $ (3,287,675)
AQR VOLATILITY RISK PREMIUM FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 3,916,594 $ 1,679,959 $ – $ 5,596,553
Short-Term Investments ........................... 5,995,698 – – 5,995,698
Written Options (Futures Style)* ..................... 5,465 – – 5,465
Futures Contracts* ............................... 217 – – 217
Total Assets $ 9,917,974 $ 1,679,959 $ – $ 11,597,933
LIABILITIES
Written Options (Future Style)* ...................... $ (1,618) $ – $ – $ (1,618)
Written Options (Premium Style)* .................... (132,825) (39,999) – (172,824)
Futures Contracts* ............................... (17,551) – – (17,551)
Total Liabilities $ (151,994) $ (39,999) $ – $ (191,993)
*
Derivative instruments, including futures, total return swap, total return basket swap, forward foreign currency exchange contracts and written options (future style) are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds’ Schedule of
Investments. Credit default swaps, interest rate swaps, purchased option and written options (premium style) are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2020
September 30, 2020 (Unaudited)
The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
AQR DIVERSIFIED
ARBITRAGE FUND
COMMON
STOCKS
LOAN
PARTICIPATIONS/
CORPORATE
BONDS
CONVERTIBLE
BONDS
PREFERRED
STOCKS RIGHTS WARRANTS
SECURITIES
IN
LITIGATION
SHORT
COMMON
STOCKS
Balance as of December
31, 2019 .......... $ 6,583,920 $ 2,793,195 $ 12,219 $ 593,216 $ 191,830 $ 786,305 $ 225,010 $ –(a)
Accrued discounts/
(premiums) ........ – (1,615) – – – – – –
Realized gain/(loss) ... (3,167) (306,048) – – – – – –
Change in unrealized
appreciation/
(depreciation) ...... (1,212,752) (276,368) (719) (29,529) 34,212 (180,696) (22,001) –
Purchases
1
.......... – 56,821 – – – – 96,839 –
Sales
2
.............. (4,784,662) (1,029,015) – – – – – –
Transfers into Level 3 .. – – – – – 47,000 – –
Transfers out of Level 3 . – – – – – (611,592) – –
Balance as of
September 30, 2020 . $ 583,339 $ 1,236,970 $ 11,500 $ 563,687 $ 226,042 $ 41,017 $ 299,848 $ –(a)
Change in Unrealized
appreciation/
(depreciation) for the
securities still held at
September 30, 2020 . $ (729,122) $ (421,128) $ (719) $ (29,529) $ 34,212 $ (29,928) $ (27,810) $ –
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)
Security has zero value.
AQR MULTI-STRATEGY ALTERNATIVE FUND
COMMON
STOCKS
CORPORATE
BONDS
CONVERTIBLE
BONDS
Balance as of December 31, 2019 ................................................. $ 4,321,615 $ 231,094 $ 176,906
Accrued discounts/(premiums) .................................................... – – –
Realized gain/(loss) ............................................................ (687,570) (15,338,247) (8,872,594)
Change in unrealized appreciation/(depreciation) ....................................... (909,956) 15,324,653 8,862,188
Purchases
1
................................................................... – – –
Sales
2
....................................................................... (2,724,089) (217,500) (166,500)
Transfers into Level 3 ........................................................... – – –
Transfers out of Level 3 .......................................................... – – –
Balance as of September 30, 2020 ................................................ $ – $ – $ –
Change in Unrealized appreciation/(depreciation) for the securities still held at September 30,
2020 ...................................................................... $ – $ – $ –
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2020
September 30, 2020 (Unaudited)
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.
Subsequent Events
At a meeting held on November 16, 2020, the Board of Trustees of the AQR Funds approved a proposal to liquidate the AQR Multi-Strategy Alternative
Fund, AQR Risk Parity HV Fund, AQR Style Premia Alternative LV Fund, and the AQR Volatility Risk Premium Fund and, where applicable, the wholly-
owned subsidiary of a Fund. Additionally, where applicable, the Funds will each declare a dividend to all holders of record on December 15, 2020 consisting of any undistributed income and capital gains (net of available capital loss carryovers). On or about December 18, 2020 (the “Liquidation
Date”), the Funds will each make a liquidating distribution of its remaining assets proportionately to any shareholders holding shares on the Liquidation
Date.